UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 28, 2013

Item 1.    Schedules of Investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (37.2%)
3M Co. (Miscellaneous Manufacturing)	1,428	$151,811
Abbott Laboratories (Pharmaceuticals)	3,556	125,598
AbbVie, Inc.* (Pharmaceuticals)	3,584	146,155
Abercrombie & Fitch Co. - Class A (Retail)	168	7,762
Accenture PLC - Class A (Computers)	1,456	110,612
ACE, Ltd. (Insurance)	756	67,261
Actavis, Inc.* (Pharmaceuticals)	280	25,791
Adobe Systems, Inc.* (Software)	1,120	48,731
Advanced Micro Devices, Inc.* (Semiconductors)	1,372	3,499
Aetna, Inc. (Healthcare - Services)	756	38,647
AFLAC, Inc. (Insurance)	1,064	55,349
Agilent Technologies, Inc. (Electronics)	784	32,904
AGL Resources, Inc. (Gas)	280	11,746
Air Products & Chemicals, Inc. (Chemicals)	476	41,469
Airgas, Inc. (Chemicals)	168	16,659
Akamai Technologies, Inc.* (Internet)	392	13,834
Alcoa, Inc. (Mining)	2,436	20,755
Alexion Pharmaceuticals, Inc.* (Biotechnology)	448	41,279
Allegheny Technologies, Inc. (Iron/Steel)	252	7,991
Allergan, Inc. (Pharmaceuticals)	700	78,141
Allstate Corp. (Insurance)	1,092	53,584
Altera Corp. (Semiconductors)	728	25,822
Altria Group, Inc. (Agriculture)	4,564	156,956
Amazon.com, Inc.* (Internet)	812	216,391
Ameren Corp. (Electric)	560	19,611
American Electric Power, Inc. (Electric)	1,092	53,104
American Express Co. (Diversified Financial Services)	2,184	147,333
American International Group, Inc.* (Insurance)	3,332	129,349
American Tower Corp. (REIT)	896	68,921
Ameriprise Financial, Inc. (Diversified Financial Services)	448	32,995
AmerisourceBergen Corp. (Pharmaceuticals)	532	27,371
Amgen, Inc. (Biotechnology)	1,708	175,087
Amphenol Corp. - Class A (Electronics)	364	27,173
Anadarko Petroleum Corp. (Oil & Gas)	1,148	100,393
Analog Devices, Inc. (Semiconductors)	700	32,543
Aon PLC (Insurance)	700	43,050
Apache Corp. (Oil & Gas)	896	69,135
Apartment Investment and Management Co. - Class A (REIT)	336	10,302
Apollo Group, Inc. - Class A* (Commercial Services)	224	3,895
Apple Computer, Inc. (Computers)	2,128	941,918
Applied Materials, Inc. (Semiconductors)	2,716	36,612
Archer-Daniels-Midland Co. (Agriculture)	1,484	50,055
Assurant, Inc. (Insurance)	168	7,562
AT&T, Inc. (Telecommunications)	12,432	456,129
Autodesk, Inc.* (Software)	504	20,785
Automatic Data Processing, Inc. (Commercial Services)	1,092	71,002
AutoNation, Inc.* (Retail)	84	3,675
AutoZone, Inc.* (Retail)	84	33,329
AvalonBay Communities, Inc. (REIT)	252	31,921
Avery Dennison Corp. (Household Products/Wares)	224	9,648
Avon Products, Inc. (Cosmetics/Personal Care)	980	20,315
Baker Hughes, Inc. (Oil & Gas Services)	1,008	46,781
Ball Corp. (Packaging & Containers)	336	15,986
Bank of America Corp. (Banks)	24,528	298,751
Bank of New York Mellon Corp. (Banks)	2,632	73,670
Bard (C.R.), Inc. (Healthcare - Products)	168	16,931
Baxter International, Inc. (Healthcare - Products)	1,232	89,492
BB&T Corp. (Banks)	1,596	50,098
Beam, Inc. (Beverages)	364	23,128
Becton, Dickinson & Co. (Healthcare - Products)	448	42,833
Bed Bath & Beyond, Inc.* (Retail)	504	32,468
Bemis Co., Inc. (Packaging & Containers)	224	9,041
Berkshire Hathaway, Inc. - Class B* (Insurance)	4,144	431,805
Best Buy Co., Inc. (Retail)	616	13,644
Biogen Idec, Inc.* (Biotechnology)	532	102,628
BlackRock, Inc. (Diversified Financial Services)	280	71,926
BMC Software, Inc.* (Software)	308	14,270
Boeing Co. (Aerospace/Defense)	1,540	132,209
BorgWarner, Inc.* (Auto Parts & Equipment)	252	19,490
Boston Properties, Inc. (REIT)	336	33,956
Boston Scientific Corp.* (Healthcare - Products)	3,080	24,055
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,724	153,392
Broadcom Corp. - Class A (Semiconductors)	1,176	40,772
Brown-Forman Corp. - Class B (Beverages)	336	23,990
C.H. Robinson Worldwide, Inc. (Transportation)	364	21,643
CA, Inc. (Software)	756	19,029
Cablevision Systems Corp. NY - Class A (Media)	476	7,121
Cabot Oil & Gas Corp. (Oil & Gas)	476	32,182
Cameron International Corp.* (Oil & Gas Services)	560	36,512
Campbell Soup Co. (Food)	420	19,051
Capital One Financial Corp. (Banks)	1,316	72,314
Cardinal Health, Inc. (Pharmaceuticals)	784	32,630
CareFusion Corp.* (Healthcare - Products)	504	17,635
CarMax, Inc.* (Retail)	504	21,017
Carnival Corp. - Class A (Leisure Time)	1,008	34,575
Caterpillar, Inc. (Machinery - Construction & Mining)	1,484	129,064
CBRE Group, Inc. - Class A* (Real Estate)	700	17,675
CBS Corp. - Class B (Media)	1,316	61,444
Celgene Corp.* (Biotechnology)	952	110,346
CenterPoint Energy, Inc. (Gas)	980	23,481
CenturyLink, Inc. (Telecommunications)	1,428	50,166
Cerner Corp.* (Software)	336	31,836
CF Industries Holdings, Inc. (Chemicals)	140	26,652
Chesapeake Energy Corp. (Oil & Gas)	1,176	24,002

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chevron Corp. (Oil & Gas)	4,396	$522,334
Chipotle Mexican Grill, Inc.* (Retail)	84	27,373
CIGNA Corp. (Healthcare - Services)	644	40,166
Cincinnati Financial Corp. (Insurance)	336	15,856
Cintas Corp. (Textiles)	224	9,885
Cisco Systems, Inc. (Telecommunications)	12,096	252,927
Citigroup, Inc. (Banks)	6,888	304,725
Citrix Systems, Inc.* (Software)	420	30,307
Cliffs Natural Resources, Inc. (Iron/Steel)	336	6,387
Clorox Co. (Household Products/Wares)	308	27,267
CME Group, Inc. (Diversified Financial Services)	700	42,973
CMS Energy Corp. (Electric)	588	16,429
Coach, Inc. (Apparel)	644	32,194
Coca-Cola Co. (Beverages)	8,680	351,018
Coca-Cola Enterprises, Inc. (Beverages)	588	21,709
Cognizant Technology Solutions Corp.* (Computers)	672	51,482
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,008	118,974
Comcast Corp. - Class A (Media)	5,992	251,725
Comerica, Inc. (Banks)	420	15,099
Computer Sciences Corp. (Computers)	336	16,541
ConAgra Foods, Inc. (Food)	924	33,088
ConocoPhillips (Oil & Gas)	2,772	166,597
CONSOL Energy, Inc. (Coal)	504	16,960
Consolidated Edison, Inc. (Electric)	672	41,012
Constellation Brands, Inc.* (Beverages)	336	16,007
Corning, Inc. (Telecommunications)	3,332	44,416
Costco Wholesale Corp. (Retail)	980	103,988
Coventry Health Care, Inc. (Healthcare - Services)	308	14,485
Covidien PLC (Healthcare - Products)	1,064	72,182
Crown Castle International Corp.* (Telecommunications)	672	46,798
CSX Corp. (Transportation)	2,324	57,240
Cummins, Inc. (Machinery - Diversified)	392	45,398
CVS Caremark Corp. (Retail)	2,800	153,972
D.R. Horton, Inc. (Home Builders)	644	15,649
Danaher Corp. (Miscellaneous Manufacturing)	1,316	81,789
Darden Restaurants, Inc. (Retail)	280	14,470
DaVita, Inc.* (Healthcare - Services)	196	23,244
Dean Foods Co.* (Food)	420	7,615
Deere & Co. (Machinery - Diversified)	896	77,037
Dell, Inc. (Computers)	3,304	47,346
Delphi Automotive PLC (Auto Components)	672	29,837
Denbury Resources, Inc.* (Oil & Gas)	840	15,666
DENTSPLY International, Inc. (Healthcare - Products)	336	14,253
Devon Energy Corp. (Oil & Gas)	868	48,973
Diamond Offshore Drilling, Inc. (Oil & Gas)	168	11,686
DIRECTV - Class A* (Media)	1,288	72,914
Discover Financial Services (Diversified Financial Services)	1,120	50,221
Discovery Communications, Inc. - Class A* (Media)	560	44,094
Dollar General Corp.* (Retail)	588	29,741
Dollar Tree, Inc.* (Retail)	504	24,409
Dominion Resources, Inc. (Electric)	1,316	76,566
Dover Corp. (Miscellaneous Manufacturing)	392	28,569
Dr. Pepper Snapple Group, Inc. (Beverages)	448	21,034
DTE Energy Co. (Electric)	392	26,789
Duke Energy Corp. (Electric)	1,596	115,854
Dun & Bradstreet Corp. (Software)	84	7,027
E*TRADE Financial Corp.* (Diversified Financial Services)	588	6,297
E.I. du Pont de Nemours & Co. (Chemicals)	2,128	104,613
Eastman Chemical Co. (Chemicals)	336	23,476
Eaton Corp. (Electrical Components & Equipment)	1,064	65,170
eBay, Inc.* (Internet)	2,632	142,707
Ecolab, Inc. (Chemicals)	588	47,146
Edison International (Electric)	728	36,633
Edwards Lifesciences Corp.* (Healthcare - Products)	252	20,704
Electronic Arts, Inc.* (Software)	672	11,894
Eli Lilly & Co. (Pharmaceuticals)	2,268	128,800
EMC Corp.* (Computers)	4,760	113,716
Emerson Electric Co. (Electrical Components & Equipment)	1,624	90,733
Ensco PLC - Class AADR (Oil & Gas)	532	31,920
Entergy Corp. (Electric)	392	24,790
EOG Resources, Inc. (Oil & Gas)	616	78,891
EQT Corp. (Oil & Gas)	336	22,764
Equifax, Inc. (Commercial Services)	280	16,125
Equity Residential (REIT)	728	40,084
Exelon Corp. (Electric)	1,932	66,615
Expedia, Inc. (Internet)	224	13,442
Expeditors International of Washington, Inc. (Transportation)	476	16,998
Express Scripts Holding Co.* (Pharmaceuticals)	1,848	106,537
Exxon Mobil Corp. (Oil & Gas)	10,164	915,879
F5 Networks, Inc.* (Internet)	168	14,965
Family Dollar Stores, Inc. (Retail)	224	13,227
Fastenal Co. (Distribution/Wholesale)	616	31,632
FedEx Corp. (Transportation)	672	65,990
Fidelity National Information Services, Inc. (Software)	672	26,625
Fifth Third Bancorp (Banks)	1,988	32,424
First Horizon National Corp. (Banks)	561	5,987
First Solar, Inc.* (Energy - Alternate Sources)	140	3,774
FirstEnergy Corp. (Electric)	952	40,174
Fiserv, Inc.* (Software)	308	27,052
FLIR Systems, Inc. (Electronics)	336	8,739
Flowserve Corp. (Machinery - Diversified)	112	18,784
Fluor Corp. (Engineering & Construction)	364	24,144
FMC Corp. (Chemicals)	308	17,565
FMC Technologies, Inc.* (Oil & Gas Services)	532	28,935
Ford Motor Co. (Auto Manufacturers)	8,876	116,719
Forest Laboratories, Inc.* (Pharmaceuticals)	532	20,237
Fossil, Inc.* (Distribution/Wholesale)	112	10,819
Franklin Resources, Inc. (Diversified Financial Services)	308	46,449
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,156	71,363
Frontier Communications Corp. (Telecommunications)	2,268	9,027
GameStop Corp. - Class A (Retail)	280	7,832
Gannett Co., Inc. (Media)	532	11,635

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Garmin, Ltd. (Electronics)	252	$8,326
General Dynamics Corp. (Aerospace/Defense)	756	53,306
General Electric Co. (Miscellaneous Manufacturing)	23,576	545,077
General Mills, Inc. (Food)	1,456	71,795
Genuine Parts Co. (Distribution/Wholesale)	364	28,392
Genworth Financial, Inc. - Class A* (Insurance)	1,120	11,200
Gilead Sciences, Inc.* (Biotechnology)	3,444	168,515
Google, Inc. - Class A* (Internet)	616	489,122
H & R Block, Inc. (Commercial Services)	616	18,123
Halliburton Co. (Oil & Gas Services)	2,100	84,861
Harley-Davidson, Inc. (Leisure Time)	504	26,863
Harman International Industries, Inc. (Home Furnishings)	140	6,248
Harris Corp. (Telecommunications)	252	11,678
Hartford Financial Services Group, Inc. (Insurance)	980	25,284
Hasbro, Inc. (Toys/Games/Hobbies)	252	11,073
HCP, Inc. (REIT)	1,036	51,655
Health Care REIT, Inc. (REIT)	588	39,931
Heinz (H.J.) Co. (Food)	728	52,613
Helmerich & Payne, Inc. (Oil & Gas)	252	15,296
Hess Corp. (Oil & Gas)	672	48,122
Hewlett-Packard Co. (Computers)	4,424	105,468
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,764	132,917
Hormel Foods Corp. (Food)	308	12,727
Hospira, Inc.* (Healthcare - Products)	364	11,950
Host Hotels & Resorts, Inc. (REIT)	1,652	28,893
Hudson City Bancorp, Inc. (Savings & Loans)	1,064	9,193
Humana, Inc. (Healthcare - Services)	364	25,156
Huntington Bancshares, Inc. (Banks)	1,904	14,071
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	952	58,015
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	616	33,886
Integrys Energy Group, Inc. (Electric)	168	9,771
Intel Corp. (Semiconductors)	11,200	244,720
IntercontinentalExchange, Inc.* (Diversified Financial Services)	168	27,396
International Business Machines Corp. (Computers)	2,380	507,654
International Flavors & Fragrances, Inc. (Chemicals)	196	15,027
International Game Technology (Entertainment)	588	9,702
International Paper Co. (Forest Products & Paper)	1,008	46,952
Intuit, Inc. (Software)	644	42,279
Intuitive Surgical, Inc.* (Healthcare - Products)	84	41,260
Invesco, Ltd. (Diversified Financial Services)	1,008	29,192
Iron Mountain, Inc. (Commercial Services)	392	14,234
J.C. Penney Co., Inc. (Retail)	336	5,077
J.P. Morgan Chase & Co. (Banks)	8,680	411,954
Jabil Circuit, Inc. (Electronics)	420	7,762
Jacobs Engineering Group, Inc.* (Engineering & Construction)	308	17,322
JDS Uniphase Corp.* (Telecommunications)	532	7,113
Johnson & Johnson (Healthcare - Products)	6,328	515,923
Johnson Controls, Inc. (Auto Parts & Equipment)	1,540	54,007
Joy Global, Inc. (Machinery - Construction & Mining)	252	14,999
Juniper Networks, Inc.* (Telecommunications)	1,176	21,803
Kellogg Co. (Food)	560	36,081
KeyCorp (Banks)	2,100	20,916
Kimberly-Clark Corp. (Household Products/Wares)	868	85,047
Kimco Realty Corp. (REIT)	924	20,698
Kinder Morgan, Inc. (Pipelines)	1,428	55,235
KLA-Tencor Corp. (Semiconductors)	364	19,197
Kohls Corp. (Retail)	476	21,958
Kraft Foods Group, Inc. (Food)	1,344	69,256
Kroger Co. (Food)	1,176	38,973
L Brands, Inc. (Retail)	532	23,759
L-3 Communications Holdings, Inc. (Aerospace/Defense)	196	15,860
Laboratory Corp. of America Holdings* (Healthcare - Services)	224	20,205
Lam Research Corp.* (Semiconductors)	364	15,091
Legg Mason, Inc. (Diversified Financial Services)	252	8,102
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	336	11,350
Lennar Corp. - Class A (Home Builders)	364	15,099
Leucadia National Corp. (Holding Companies - Diversified)	672	18,433
Life Technologies Corp.* (Biotechnology)	392	25,335
Lincoln National Corp. (Insurance)	616	20,088
Linear Technology Corp. (Semiconductors)	532	20,413
Lockheed Martin Corp. (Aerospace/Defense)	616	59,456
Loews Corp. (Insurance)	700	30,849
Lorillard, Inc. (Agriculture)	868	35,024
Lowe’s Cos., Inc. (Retail)	2,520	95,558
LSI Logic Corp.* (Semiconductors)	1,232	8,353
LyondellBasell Industries N.V. - Class A (Chemicals)	868	54,935
M&T Bank Corp. (Banks)	280	28,885
Macy’s, Inc. (Retail)	896	37,489
Marathon Oil Corp. (Oil & Gas)	1,596	53,817
Marathon Petroleum Corp. (Oil & Gas)	756	67,738
Marriott International, Inc. - Class A (Lodging)	561	23,684
Marsh & McLennan Cos., Inc. (Insurance)	1,232	46,779
Masco Corp. (Building Materials)	812	16,443
MasterCard, Inc. - Class A (Commercial Services)	252	136,365
Mattel, Inc. (Toys/Games/Hobbies)	784	34,331
McCormick & Co., Inc. (Food)	308	22,653
McDonald’s Corp. (Retail)	2,268	226,097
McGraw-Hill Cos., Inc. (Media)	644	33,540
McKesson Corp. (Pharmaceuticals)	532	57,435
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	448	34,698
MeadWestvaco Corp. (Forest Products & Paper)	392	14,230
Medtronic, Inc. (Healthcare - Products)	2,296	107,820
Merck & Co., Inc. (Pharmaceuticals)	6,860	303,418
MetLife, Inc. (Insurance)	2,492	94,746

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MetroPCS Communications, Inc.* (Telecommunications)	728	$7,935
Microchip Technology, Inc. (Semiconductors)	448	16,468
Micron Technology, Inc.* (Semiconductors)	2,324	23,194
Microsoft Corp. (Software)	17,080	488,658
Molex, Inc. (Electrical Components & Equipment)	308	9,018
Molson Coors Brewing Co. - Class B (Beverages)	364	17,811
Mondelez International, Inc. - Class A (Food)	4,032	123,420
Monsanto Co. (Chemicals)	1,204	127,180
Monster Beverage Corp.* (Beverages)	336	16,041
Moody’s Corp. (Commercial Services)	448	23,887
Morgan Stanley Dean Witter & Co. (Banks)	3,108	68,314
Motorola Solutions, Inc. (Telecommunications)	616	39,442
Murphy Oil Corp. (Oil & Gas)	420	26,767
Mylan Laboratories, Inc.* (Pharmaceuticals)	896	25,930
Nabors Industries, Ltd. (Oil & Gas)	672	10,900
NASDAQ Stock Market, Inc. (Diversified Financial Services)	280	9,044
National Oilwell Varco, Inc. (Oil & Gas Services)	980	69,335
NetApp, Inc.* (Computers)	812	27,738
Netflix, Inc.* (Internet)	140	26,517
Newell Rubbermaid, Inc. (Housewares)	644	16,808
Newfield Exploration Co.* (Oil & Gas)	308	6,905
Newmont Mining Corp. (Mining)	1,120	46,917
News Corp. - Class A (Media)	4,536	138,439
NextEra Energy, Inc. (Electric)	952	73,951
NIKE, Inc. - Class B (Apparel)	1,652	97,484
NiSource, Inc. (Gas)	700	20,538
Noble Corp. (Oil & Gas)	560	21,364
Noble Energy, Inc. (Oil & Gas)	420	48,577
Nordstrom, Inc. (Retail)	336	18,557
Norfolk Southern Corp. (Transportation)	700	53,956
Northeast Utilities System (Electric)	700	30,422
Northern Trust Corp. (Banks)	504	27,498
Northrop Grumman Corp. (Aerospace/Defense)	532	37,320
NRG Energy, Inc. (Electric)	728	19,285
Nucor Corp. (Iron/Steel)	728	33,597
NVIDIA Corp. (Semiconductors)	1,428	18,307
NYSE Euronext (Diversified Financial Services)	560	21,638
Occidental Petroleum Corp. (Oil & Gas)	1,820	142,633
Omnicom Group, Inc. (Advertising)	588	34,633
ONEOK, Inc. (Pipelines)	476	22,691
Oracle Corp. (Software)	8,372	270,750
O’Reilly Automotive, Inc.* (Retail)	252	25,843
Owens-Illinois, Inc.* (Packaging & Containers)	364	9,701
PACCAR, Inc. (Auto Manufacturers)	812	41,055
Pall Corp. (Miscellaneous Manufacturing)	252	17,229
Parker Hannifin Corp. (Miscellaneous Manufacturing)	336	30,771
Patterson Cos., Inc. (Healthcare - Products)	196	7,456
Paychex, Inc. (Commercial Services)	728	25,531
Peabody Energy Corp. (Coal)	616	13,028
Pentair, Ltd. (Miscellaneous Manufacturing)	476	25,109
People’s United Financial, Inc. (Savings & Loans)	756	10,161
Pepco Holdings, Inc. (Electric)	532	11,385
PepsiCo, Inc. (Beverages)	3,500	276,885
PerkinElmer, Inc. (Electronics)	252	8,477
Perrigo Co. (Pharmaceuticals)	196	23,271
PetSmart, Inc. (Retail)	252	15,649
Pfizer, Inc. (Pharmaceuticals)	16,296	470,302
PG&E Corp. (Electric)	980	43,639
Philip Morris International, Inc. (Agriculture)	3,724	345,252
Phillips 66 (Oil & Gas)	1,400	97,959
Pinnacle West Capital Corp. (Electric)	252	14,588
Pioneer Natural Resources Co. (Oil & Gas)	308	38,269
Pitney Bowes, Inc. (Office/Business Equipment)	448	6,657
Plum Creek Timber Co., Inc. (Forest Products & Paper)	364	19,001
PNC Financial Services Group (Banks)	1,204	80,066
PPG Industries, Inc. (Chemicals)	336	45,004
PPL Corp. (Electric)	1,316	41,204
Praxair, Inc. (Chemicals)	672	74,955
Precision Castparts Corp. (Metal Fabricate/Hardware)	336	63,712
Priceline.com, Inc.* (Internet)	112	77,048
Principal Financial Group, Inc. (Insurance)	616	20,962
Procter & Gamble Co. (Cosmetics/Personal Care)	6,188	476,848
Progressive Corp. (Insurance)	1,260	31,840
Prologis, Inc. (REIT)	1,036	41,419
Prudential Financial, Inc. (Insurance)	1,064	62,765
Public Service Enterprise Group, Inc. (Electric)	1,148	39,422
Public Storage, Inc. (REIT)	336	51,180
PulteGroup, Inc.* (Home Builders)	784	15,868
PVH Corp. (Retail)	168	17,944
QEP Resources, Inc. (Oil & Gas)	392	12,481
Qualcomm, Inc. (Telecommunications)	3,892	260,569
Quanta Services, Inc.* (Commercial Services)	476	13,604
Quest Diagnostics, Inc. (Healthcare - Services)	364	20,548
Ralph Lauren Corp. (Apparel)	140	23,703
Range Resources Corp. (Oil & Gas)	364	29,499
Raytheon Co. (Aerospace/Defense)	728	42,799
Red Hat, Inc.* (Software)	448	22,651
Regions Financial Corp. (Banks)	3,192	26,142
Republic Services, Inc. (Environmental Control)	672	22,176
Reynolds American, Inc. (Agriculture)	728	32,389
Robert Half International, Inc. (Commercial Services)	308	11,559
Rockwell Automation, Inc. (Machinery - Diversified)	308	26,596
Rockwell Collins, Inc. (Aerospace/Defense)	308	19,441
Roper Industries, Inc. (Machinery - Diversified)	224	28,517
Ross Stores, Inc. (Retail)	504	30,552
Rowan Cos. PLC - Class A* (Oil & Gas)	280	9,901
Ryder System, Inc. (Transportation)	112	6,692
Safeway, Inc. (Food)	532	14,018
SAIC, Inc. (Commercial Services)	644	8,726

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Salesforce.com, Inc.* (Software)	308	$55,080
SanDisk Corp.* (Computers)	560	30,800
SCANA Corp. (Electric)	308	15,757
Schlumberger, Ltd. (Oil & Gas Services)	2,996	224,371
Scripps Networks Interactive - Class A (Media)	196	12,611
Seagate Technology PLC (Computers)	728	26,616
Sealed Air Corp. (Packaging & Containers)	448	10,801
Sempra Energy (Gas)	504	40,290
Sherwin-Williams Co. (Chemicals)	196	33,102
Sigma-Aldrich Corp. (Chemicals)	280	21,750
Simon Property Group, Inc. (REIT)	700	110,991
SLM Corp. (Diversified Financial Services)	1,036	21,217
Snap-on, Inc. (Hand/Machine Tools)	140	11,578
Southern Co. (Electric)	1,960	91,964
Southwest Airlines Co. (Airlines)	1,652	22,269
Southwestern Energy Co.* (Oil & Gas)	784	29,212
Spectra Energy Corp. (Pipelines)	1,512	46,494
Sprint Nextel Corp.* (Telecommunications)	6,832	42,427
St. Jude Medical, Inc. (Healthcare - Products)	644	26,043
Stanley Black & Decker, Inc. (Hand/Machine Tools)	364	29,473
Staples, Inc. (Retail)	1,540	20,682
Starbucks Corp. (Retail)	1,708	97,288
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	448	28,551
State Street Corp. (Banks)	1,036	61,217
Stericycle, Inc.* (Environmental Control)	196	20,811
Stryker Corp. (Healthcare - Products)	644	42,015
SunTrust Banks, Inc. (Banks)	1,232	35,494
Symantec Corp.* (Internet)	1,568	38,698
Sysco Corp. (Food)	1,316	46,284
T. Rowe Price Group, Inc. (Diversified Financial Services)	588	44,024
Target Corp. (Retail)	1,484	101,580
TE Connectivity, Ltd. (Electronics)	952	39,917
TECO Energy, Inc. (Electric)	476	8,482
Tenet Healthcare Corp.* (Healthcare - Services)	224	10,658
Teradata Corp.* (Computers)	364	21,298
Teradyne, Inc.* (Semiconductors)	420	6,812
Tesoro Petroleum Corp. (Oil & Gas)	308	18,033
Texas Instruments, Inc. (Semiconductors)	2,492	88,416
Textron, Inc. (Miscellaneous Manufacturing)	616	18,363
The ADT Corp. (Commercial Services)	532	26,036
The AES Corp. (Electric)	1,400	17,598
The Charles Schwab Corp. (Diversified Financial Services)	2,492	44,083
The Chubb Corp. (Insurance)	588	51,468
The Dow Chemical Co. (Chemicals)	2,716	86,477
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	532	34,064
The Gap, Inc. (Retail)	672	23,789
The Goldman Sachs Group, Inc. (Banks)	980	144,207
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	560	7,062
The Hershey Co. (Food)	336	29,410
The Home Depot, Inc. (Retail)	3,388	236,415
The Interpublic Group of Cos., Inc. (Advertising)	924	12,040
The JM Smucker Co. - Class A (Food)	252	24,988
The Mosaic Co. (Chemicals)	616	36,720
The Travelers Cos., Inc. (Insurance)	868	73,077
The Williams Cos., Inc. (Pipelines)	1,540	57,688
Thermo Fisher Scientific, Inc. (Electronics)	812	62,111
Tiffany & Co. (Retail)	280	19,471
Time Warner Cable, Inc. (Media)	672	64,552
Time Warner, Inc. (Media)	2,128	122,615
TJX Cos., Inc. (Retail)	1,652	77,231
Torchmark Corp. (Insurance)	224	13,395
Total System Services, Inc. (Commercial Services)	364	9,020
TripAdvisor, Inc.* (Internet)	252	13,235
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,064	34,048
Tyson Foods, Inc. - Class A (Food)	644	15,984
U.S. Bancorp (Banks)	4,228	143,456
Union Pacific Corp. (Transportation)	1,064	151,525
United Parcel Service, Inc. - Class B (Transportation)	1,624	139,502
United States Steel Corp. (Iron/Steel)	336	6,552
United Technologies Corp. (Aerospace/Defense)	1,904	177,891
UnitedHealth Group, Inc. (Healthcare - Services)	2,324	132,956
UnumProvident Corp. (Insurance)	616	17,402
Urban Outfitters, Inc.* (Retail)	252	9,762
V.F. Corp. (Apparel)	196	32,879
Valero Energy Corp. (Oil & Gas)	1,260	57,317
Varian Medical Systems, Inc.* (Healthcare - Products)	252	18,144
Ventas, Inc. (REIT)	672	49,190
VeriSign, Inc.* (Internet)	336	15,886
Verizon Communications, Inc. (Telecommunications)	6,468	317,902
Viacom, Inc. - Class B (Media)	1,036	63,787
Visa, Inc. - Class A (Commercial Services)	1,176	199,731
Vornado Realty Trust (REIT)	392	32,787
Vulcan Materials Co. (Mining)	308	15,924
W.W. Grainger, Inc. (Distribution/Wholesale)	140	31,497
Walgreen Co. (Retail)	1,960	93,453
Wal-Mart Stores, Inc. (Retail)	3,780	282,857
Walt Disney Co. (Media)	4,088	232,198
Washington Post Co. - Class B (Media)	28	12,516
Waste Management, Inc. (Environmental Control)	980	38,426
Waters Corp.* (Electronics)	196	18,406
WellPoint, Inc. (Healthcare - Services)	700	46,361
Wells Fargo & Co. (Banks)	11,116	411,181
Western Digital Corp. (Computers)	504	25,341
Western Union Co. (Commercial Services)	1,288	19,372
Weyerhaeuser Co. (REIT)	1,232	38,660
Whirlpool Corp. (Home Furnishings)	168	19,901
Whole Foods Market, Inc. (Food)	392	34,006
Windstream Corp. (Telecommunications)	1,344	10,685
Wisconsin Energy Corp. (Electric)	532	22,817
WPX Energy, Inc.* (Oil & Gas)	448	7,177
Wyndham Worldwide Corp. (Lodging)	308	19,860
Wynn Resorts, Ltd. (Lodging)	168	21,027
Xcel Energy, Inc. (Electric)	1,120	33,264
Xerox Corp. (Office/Business Equipment)	2,772	23,839

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xilinx, Inc. (Semiconductors)	588	$22,444
XL Group PLC (Insurance)	672	20,362
Xylem, Inc. (Machinery - Diversified)	420	11,575
Yahoo!, Inc.* (Internet)	2,184	51,390
YUM! Brands, Inc. (Retail)	1,008	72,516
Zimmer Holdings, Inc. (Healthcare - Products)	392	29,486
Zions Bancorp (Banks)	420	10,496
TOTAL COMMON STOCKS (Cost $11,359,250)		31,705,168

	Principal Amount	Value
Repurchase Agreements(a)(b) (62.5%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $53,194,123	$53,194,000	$53,194,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,194,000)		53,194,000
TOTAL INVESTMENT SECURITIES (Cost $64,553,250) - 99.7%		84,899,168
Net other assets (liabilities) - 0.3%		245,629

NET ASSETS - 100.0%		$85,144,797

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $5,193,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $12,728,263)	163	$208,463

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$22,433,531	$93,151
Equity Index Swap Agreement with UBS AG, based on the S&P 500	18,090,851	73,095
		$166,246

ProFund VP Bull invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$46,673	0.1%
Aerospace/Defense	538,282	0.7%
Agriculture	619,676	0.7%
Airlines	22,269	NM
Apparel	186,260	0.2%
Auto Components	29,837	NM
Auto Manufacturers	157,774	0.1%
Auto Parts & Equipment	80,559	0.1%
Banks	2,336,965	2.8%
Beverages	767,623	1.0%
Biotechnology	623,190	0.7%
Building Materials	16,443	NM
Chemicals	772,730	0.8%
Coal	29,988	NM
Commercial Services	597,210	0.7%
Computers	2,026,530	2.2%
Cosmetics/Personal Care	650,201	0.9%
Distribution/Wholesale	102,340	0.1%
Diversified Financial Services	602,890	0.7%
Electric	991,126	1.2%
Electrical Components & Equipment	164,921	0.2%
Electronics	213,815	0.3%
Energy - Alternate Sources	3,774	NM
Engineering & Construction	41,466	NM
Entertainment	9,702	NM
Environmental Control	81,413	0.1%
Food	651,962	0.8%
Forest Products & Paper	80,183	0.1%
Gas	96,055	0.1%
Hand/Machine Tools	41,051	NM
Healthcare - Products	1,098,182	1.3%
Healthcare - Services	372,426	0.4%
Holding Companies - Diversified	18,433	NM
Home Builders	46,616	0.1%
Home Furnishings	26,149	NM
Household Products/Wares	121,962	0.1%
Housewares	16,808	NM
Insurance	1,324,033	1.7%
Internet	1,113,235	1.3%
Iron/Steel	54,527	0.1%
Leisure Time	61,438	0.1%
Lodging	93,122	0.1%
Machinery - Construction & Mining	144,063	0.2%
Machinery - Diversified	207,907	0.2%
Media	1,129,191	1.3%
Metal Fabricate/Hardware	63,712	0.1%
Mining	154,959	0.2%
Miscellaneous Manufacturing	1,168,934	1.4%
Office/Business Equipment	30,496	NM
Oil & Gas	2,782,389	3.4%
Oil & Gas Services	490,795	0.6%
Packaging & Containers	45,529	0.1%
Pharmaceuticals	1,759,706	2.1%
Pipelines	182,108	0.2%
Real Estate	17,675	NM
REIT	650,588	0.7%
Retail	2,040,434	2.4%
Savings & Loans	19,354	NM
Semiconductors	622,663	0.7%
Software	1,116,974	1.3%
Telecommunications	1,579,017	1.8%
Textiles	9,885	NM
Toys/Games/Hobbies	45,404	0.1%
Transportation	513,546	0.6%
Other**	53,439,629	62.8%
Total	$85,144,797	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (19.2%)
U.S. Treasury Bills, 0.00%, 4/11/13	$5,288,000	$5,288,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,288,000)		5,288,000

Repurchase Agreements(a)(b) (80.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $22,036,054	22,036,000	22,036,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,036,000)		22,036,000
TOTAL INVESTMENT SECURITIES (Cost $27,324,000) - 99.3%		27,324,000
Net other assets (liabilities) - 0.7%		189,920

NET ASSETS - 100.0%		$27,513,920

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $567,000 and $2,268,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $3,797,310)	33	$121,877

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$12,753,786	$85,429
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	10,949,634	73,123
		$158,552

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (33.8%)
3D Systems Corp.* (Computers)	306	$9,866
8x8, Inc.* (Telecommunications)	612	4,192
AAR Corp. (Aerospace/Defense)	306	5,627
Abaxis, Inc. (Healthcare - Products)	102	4,827
ABIOMED, Inc.* (Healthcare - Products)	170	3,174
ABM Industries, Inc. (Commercial Services)	442	9,830
Acacia Research Corp.* (Media)	272	8,206
Acadia Healthcare Co., Inc.* (Healthcare - Services)	170	4,996
Acadia Realty Trust (REIT)	238	6,609
Acco Brands Corp.* (Household Products/Wares)	748	4,997
Accretive Health, Inc.* (Commercial Services)	374	3,800
Accuray, Inc.* (Healthcare - Products)	476	2,209
Accuride Corp.* (Auto Parts & Equipment)	476	2,566
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	374	3,269
ACI Worldwide, Inc.* (Software)	170	8,306
Acorda Therapeutics, Inc.* (Biotechnology)	204	6,534
Actuant Corp. - Class A (Miscellaneous Manufacturing)	408	12,493
Acuity Brands, Inc. (Electrical Components & Equipment)	204	14,147
Acxiom Corp.* (Software)	476	9,710
ADTRAN, Inc. (Telecommunications)	340	6,681
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	238	4,355
Advent Software, Inc.* (Software)	136	3,804
Advisory Board Co.* (Commercial Services)	170	8,928
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	8,230
Aegion Corp.* (Engineering & Construction)	170	3,936
Aeropostale, Inc.* (Retail)	408	5,549
Aerovironment, Inc.* (Aerospace/Defense)	170	3,082
AFC Enterprises, Inc.* (Retail)	170	6,176
Affymetrix, Inc.* (Biotechnology)	238	331
Air Methods Corp. (Healthcare - Services)	204	9,841
Aircastle, Ltd. (Trucking & Leasing)	442	6,047
Akorn, Inc.* (Pharmaceuticals)	442	6,113
Alaska Air Group, Inc.* (Airlines)	340	21,747
Albany International Corp. - Class A (Machinery - Diversified)	272	7,861
Align Technology, Inc.* (Healthcare - Products)	340	11,393
Alkermes PLC* (Pharmaceuticals)	680	16,122
Allegiant Travel Co. (Airlines)	68	6,037
ALLETE, Inc. (Electric)	306	15,000
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	272	6,629
Alterra Capital Holdings, Ltd. (Insurance)	442	13,923
Altra Holdings, Inc. (Machinery - Diversified)	170	4,627
AMCOL International Corp. (Mining)	102	3,079
Amedisys, Inc.* (Healthcare - Services)	204	2,268
American Assets Trust, Inc. (REIT)	306	9,795
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	374	5,105
American Equity Investment Life Holding Co. (Insurance)	680	10,125
American Greetings Corp. - Class A (Household Products/Wares)	204	3,284
American Public Education, Inc.* (Commercial Services)	102	3,559
American Science & Engineering, Inc. (Electronics)	68	4,147
American States Water Co. (Water)	136	7,830
American Vanguard Corp. (Chemicals)	204	6,230
Ameristar Casinos, Inc. (Lodging)	170	4,459
Amkor Technology, Inc.* (Semiconductors)	612	2,448
AmSurg Corp.* (Healthcare - Services)	136	4,575
AmTrust Financial Services, Inc. (Insurance)	204	7,069
Analogic Corp. (Electronics)	68	5,373
Angie’s List, Inc.* (Internet)	306	6,047
Anixter International, Inc. (Telecommunications)	136	9,509
ANN, Inc.* (Retail)	272	7,893
Annie’s, Inc.* (Food)	68	2,602
Antares Pharma, Inc.* (Pharmaceuticals)	782	2,800
Anworth Mortgage Asset Corp. (REIT)	612	3,874
Apogee Enterprises, Inc. (Building Materials)	238	6,890
Apollo Investment Corp. (Investment Companies)	884	7,390
Applied Industrial Technologies, Inc. (Machinery - Diversified)	272	12,241
Applied Micro Circuits Corp.* (Semiconductors)	544	4,036
Approach Resources, Inc.* (Oil & Gas)	170	4,184
Arabian American Development Co.* (Oil & Gas)	238	2,006
Arbitron, Inc. (Commercial Services)	102	4,781
Arch Coal, Inc. (Coal)	986	5,354
Arctic Cat, Inc.* (Leisure Time)	68	2,972
Arena Pharmaceuticals, Inc.* (Biotechnology)	748	6,141
Argo Group International Holdings, Ltd. (Insurance)	136	5,628
Arkansas Best Corp. (Transportation)	238	2,780
Arlington Asset Investment Corp. - Class A (Investment Companies)	170	4,388
Array BioPharma, Inc.* (Pharmaceuticals)	816	4,015
Arris Group, Inc.* (Telecommunications)	748	12,843
ArthroCare Corp.* (Healthcare - Products)	136	4,727
Aruba Networks, Inc.* (Telecommunications)	510	12,617
Asbury Automotive Group, Inc.* (Retail)	170	6,237
Ashford Hospitality Trust (REIT)	408	5,043
Aspen Technology, Inc.* (Software)	476	15,370
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	204	2,426
Associated Estates Realty Corp. (REIT)	408	7,605
Astec Industries, Inc. (Machinery - Construction & Mining)	136	4,750
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,462	6,521
Astoria Financial Corp. (Savings & Loans)	646	6,370
athenahealth, Inc.* (Software)	136	13,198

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Atlantic Power Corp. (Electric)	476	$2,347
Atlantic Tele-Network, Inc. (Telecommunications)	102	4,948
Atlas Air Worldwide Holdings, Inc.* (Transportation)	136	5,543
ATMI, Inc.* (Semiconductors)	170	3,813
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,525
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,088	2,981
Aveo Phamaceuticals, Inc.* (Biotechnology)	272	1,999
Avis Budget Group, Inc.* (Commercial Services)	510	14,193
Avista Corp. (Electric)	306	8,384
Axiall Corp. (Chemicals)	170	10,567
B&G Foods, Inc. - Class A (Food)	272	8,293
Badger Meter, Inc. (Electronics)	68	3,639
Balchem Corp. (Chemicals)	136	5,976
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	170	4,206
BancorpSouth, Inc. (Banks)	646	10,530
Bank of the Ozarks, Inc. (Banks)	170	7,540
Bankrate, Inc.* (Internet)	340	4,060
Banner Corp. (Banks)	136	4,329
Barnes & Noble, Inc.* (Retail)	170	2,797
Barnes Group, Inc. (Miscellaneous Manufacturing)	306	8,853
BBCN Bancorp, Inc. (Banks)	646	8,436
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	204	7,887
bebe Stores, Inc. (Retail)	544	2,268
Belden, Inc. (Electrical Components & Equipment)	238	12,293
Benchmark Electronics, Inc.* (Electronics)	476	8,578
Berry Petroleum Co. - Class A (Oil & Gas)	272	12,591
BGC Partners, Inc. - Class A (Diversified Financial Services)	578	2,404
Bill Barrett Corp.* (Oil & Gas)	272	5,513
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	136	3,533
BioScrip, Inc.* (Pharmaceuticals)	374	4,754
BJ’s Restaurants, Inc.* (Retail)	102	3,395
Black Box Corp. (Telecommunications)	102	2,225
Black Hills Corp. (Electric)	408	17,969
Blackbaud, Inc. (Software)	170	5,037
BlackRock Kelso Capital Corp. (Investment Companies)	340	3,400
Blount International, Inc.* (Miscellaneous Manufacturing)	442	5,914
Blucora, Inc.* (Internet)	204	3,158
Blyth, Inc. (Household Products/Wares)	68	1,180
Bob Evans Farms, Inc. (Retail)	102	4,347
Boise, Inc. (Forest Products & Paper)	476	4,122
Boston Beer Co., Inc. - Class A* (Beverages)	34	5,428
Boston Private Financial Holdings, Inc. (Banks)	374	3,695
Bottomline Technologies, Inc.* (Software)	238	6,785
Boulder Brands, Inc.* (Food)	408	3,664
Boyd Gaming Corp.* (Lodging)	476	3,937
Brady Corp. - Class A (Electronics)	340	11,400
Bridgepoint Education, Inc.* (Commercial Services)	238	2,435
Briggs & Stratton Corp. (Machinery - Diversified)	408	10,118
Bristow Group, Inc. (Transportation)	170	11,210
BroadSoft, Inc.* (Internet)	136	3,600
Brookline Bancorp, Inc. (Savings & Loans)	510	4,661
Brooks Automation, Inc. (Semiconductors)	340	3,461
Brown Shoe Co., Inc. (Retail)	272	4,352
Brunswick Corp. (Leisure Time)	374	12,798
Buckeye Technologies, Inc. (Forest Products & Paper)	170	5,092
Buffalo Wild Wings, Inc.* (Retail)	102	8,928
C&J Energy Services, Inc.* (Oil & Gas Services)	272	6,229
Cabela’s, Inc.* (Retail)	272	16,531
Cabot Microelectronics Corp.* (Semiconductors)	136	4,726
CACI International, Inc. - Class A* (Computers)	136	7,870
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	714	4,777
Caesars Entertainment Corp.* (Lodging)	272	4,314
Calgon Carbon Corp.* (Environmental Control)	442	8,000
California Water Service Group (Water)	408	8,119
Calix, Inc.* (Telecommunications)	306	2,494
Callaway Golf Co. (Leisure Time)	408	2,701
Cal-Maine Foods, Inc. (Food)	68	2,894
Cambrex Corp.* (Biotechnology)	306	3,914
Campus Crest Communities, Inc. (REIT)	340	4,726
Cantel Medical Corp. (Healthcare - Products)	136	4,088
Capstead Mortgage Corp. (REIT)	510	6,538
Cardtronics, Inc.* (Commercial Services)	204	5,602
Career Education Corp.* (Commercial Services)	578	1,370
Carrizo Oil & Gas, Inc.* (Oil & Gas)	204	5,257
Casey’s General Stores, Inc. (Retail)	204	11,893
Cash America International, Inc. (Retail)	170	8,920
Cathay Bancorp, Inc. (Banks)	748	15,050
Cavium, Inc.* (Semiconductors)	272	10,556
Cbeyond, Inc.* (Telecommunications)	408	3,031
CBIZ, Inc.* (Commercial Services)	442	2,820
CEC Entertainment, Inc. (Retail)	102	3,341
Cedar Realty Trust, Inc. (REIT)	646	3,947
Centene Corp.* (Healthcare - Services)	238	10,482
Central Garden & Pet Co. - Class A* (Household Products/Wares)	408	3,354
Central Pacific Financial Corp.* (Banks)	306	4,804
Century Aluminum Co.* (Mining)	544	4,211
Cepheid, Inc.* (Healthcare - Products)	340	13,046
CEVA, Inc.* (Semiconductors)	170	2,652
CH Energy Group, Inc. (Electric)	68	4,447
Chart Industries, Inc.* (Machinery - Diversified)	136	10,881
Checkpoint Systems, Inc.* (Electronics)	340	4,440
Chemed Corp. (Commercial Services)	68	5,439
Chemtura Corp.* (Chemicals)	544	11,756
Chesapeake Lodging Trust (REIT)	204	4,680
CIBER, Inc.* (Computers)	578	2,717
Ciena Corp.* (Telecommunications)	408	6,532
Cincinnati Bell, Inc.* (Telecommunications)	850	2,771

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIRCOR International, Inc. (Metal Fabricate/Hardware)	136	$5,780
Cirrus Logic, Inc.* (Semiconductors)	272	6,188
Citizens Republic Bancorp, Inc.* (Banks)	340	7,667
City Holding Co. (Banks)	68	2,706
Clarcor, Inc. (Miscellaneous Manufacturing)	272	14,247
Clayton Williams Energy, Inc.* (Oil & Gas)	102	4,460
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	340	4,420
Clearwater Paper Corp.* (Forest Products & Paper)	102	5,374
Cleco Corp. (Electric)	272	12,792
Cloud Peak Energy, Inc.* (Coal)	374	7,024
Clovis Oncology, Inc.* (Pharmaceuticals)	102	2,924
CNO Financial Group, Inc. (Insurance)	1,088	12,458
Coeur d’Alene Mines Corp.* (Mining)	510	9,619
Cogent Communications Group, Inc. (Internet)	238	6,283
Cognex Corp. (Machinery - Diversified)	238	10,031
Cohen & Steers, Inc. (Diversified Financial Services)	102	3,679
Coherent, Inc. (Electronics)	136	7,717
Coinstar, Inc.* (Retail)	136	7,945
Colonial Properties Trust (REIT)	408	9,225
Colony Financial, Inc. (REIT)	476	10,567
Columbia Banking System, Inc. (Banks)	306	6,726
Columbia Sportswear Co. (Apparel)	102	5,904
Community Bank System, Inc. (Banks)	340	10,074
Community Trust Bancorp, Inc. (Banks)	68	2,314
CommVault Systems, Inc.* (Software)	204	16,725
comScore, Inc.* (Internet)	204	3,423
Comstock Resources, Inc.* (Oil & Gas)	272	4,420
Conceptus, Inc.* (Healthcare - Products)	136	3,284
CONMED Corp. (Healthcare - Products)	136	4,632
Consolidated Communications Holdings, Inc. (Telecommunications)	306	5,370
Constant Contact, Inc.* (Internet)	136	1,765
Convergys Corp. (Commercial Services)	748	12,738
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	306	7,852
Cornerstone OnDemand, Inc.* (Software)	238	8,116
CoStar Group, Inc.* (Commercial Services)	102	11,165
Cousins Properties, Inc. (REIT)	510	5,452
Cracker Barrel Old Country Store, Inc. (Retail)	102	8,247
Cray, Inc.* (Computers)	238	5,524
Credit Acceptance Corp.* (Diversified Financial Services)	34	4,153
CreXus Investment Corp. (REIT)	544	7,083
Crocs, Inc.* (Apparel)	442	6,550
CSG Systems International, Inc.* (Software)	272	5,764
CubeSmart (REIT)	544	8,595
Cubic Corp. (Aerospace/Defense)	136	5,810
Cubist Pharmaceuticals, Inc.* (Biotechnology)	306	14,326
Curis, Inc.* (Biotechnology)	612	2,007
Curtiss-Wright Corp. (Aerospace/Defense)	272	9,438
CVB Financial Corp. (Banks)	680	7,664
CVR Energy, Inc. (Oil & Gas)	136	7,020
Cyberonics, Inc.* (Healthcare - Products)	102	4,775
Cymer, Inc.* (Electronics)	136	13,069
Dana Holding Corp. (Auto Parts & Equipment)	544	9,699
Darling International, Inc.* (Environmental Control)	714	12,823
DCT Industrial Trust, Inc. (REIT)	816	6,038
DealerTrack Holdings, Inc.* (Internet)	204	5,994
Delek US Holdings, Inc. (Oil & Gas)	170	6,708
Deltic Timber Corp. (Forest Products & Paper)	34	2,336
Deluxe Corp. (Commercial Services)	408	16,891
Demand Media, Inc.* (Media)	374	3,228
Dendreon Corp.* (Biotechnology)	748	3,538
DepoMed, Inc.* (Pharmaceuticals)	578	3,393
Dexcom, Inc.* (Healthcare - Products)	374	6,253
DFC Global Corp.* (Commercial Services)	306	5,092
DiamondRock Hospitality Co. (REIT)	884	8,230
Dice Holdings, Inc.* (Internet)	340	3,444
Digital River, Inc.* (Internet)	272	3,846
DigitalGlobe, Inc.* (Telecommunications)	476	13,761
Dime Community Bancshares, Inc. (Savings & Loans)	204	2,929
DineEquity, Inc. (Retail)	68	4,678
Diodes, Inc.* (Semiconductors)	340	7,133
Dole Food Co., Inc.* (Food)	408	4,447
Domino’s Pizza, Inc. (Retail)	306	15,740
Dorman Products, Inc. (Auto Parts & Equipment)	170	6,326
Douglas Dynamics, Inc. (Auto Parts & Equipment)	272	3,759
Dril-Quip, Inc.* (Oil & Gas Services)	170	14,819
Duff & Phelps Corp. - Class A (Diversified Financial Services)	204	3,164
DuPont Fabros Technology, Inc. (REIT)	374	9,077
DXP Enterprises, Inc.* (Machinery - Diversified)	68	5,080
Dycom Industries, Inc.* (Engineering & Construction)	238	4,686
Dynavax Technologies Corp.* (Biotechnology)	1,020	2,264
Dynex Capital, Inc. (REIT)	442	4,721
E.W. Scripps Co.* (Media)	306	3,681
Eagle Materials, Inc. (Building Materials)	204	13,593
EarthLink, Inc. (Internet)	544	2,948
EastGroup Properties, Inc. (REIT)	170	9,894
Ebix, Inc. (Software)	238	3,860
Echo Global Logistics, Inc.* (Transportation)	170	3,760
Education Realty Trust, Inc. (REIT)	510	5,370
El Paso Electric Co. (Electric)	408	13,729
Electronics for Imaging, Inc.* (Computers)	272	6,898
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	170	6,843
Ellie Mae, Inc.* (Diversified Financial Services)	170	4,089
EMCOR Group, Inc. (Engineering & Construction)	374	15,855
Emergent Biosolutions, Inc.* (Biotechnology)	238	3,327
Empire District Electric Co. (Electric)	408	9,139
Employers Holdings, Inc. (Insurance)	204	4,784
Emulex Corp.* (Semiconductors)	578	3,774
Encore Capital Group, Inc.* (Diversified Financial Services)	170	5,117

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Wire Corp. (Electrical Components & Equipment)	136	$4,763
Endologix, Inc.* (Healthcare - Products)	306	4,942
Energy XXI (Bermuda), Ltd. (Oil & Gas)	272	7,404
EnerSys* (Electrical Components & Equipment)	238	10,848
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	5,219
Entegris, Inc.* (Semiconductors)	816	8,046
Entropic Communications, Inc.* (Semiconductors)	612	2,491
Enzon Pharmaceuticals, Inc. (Biotechnology)	510	1,938
EPL Oil & Gas, Inc.* (Oil & Gas)	204	5,469
EPR Properties (REIT)	306	15,927
Equity One, Inc. (REIT)	544	13,040
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	102	4,168
Esterline Technologies Corp.* (Aerospace/Defense)	136	10,295
Ethan Allen Interiors, Inc. (Home Furnishings)	136	4,477
Euronet Worldwide, Inc.* (Commercial Services)	340	8,956
EverBank Financial Corp. (Savings & Loans)	476	7,330
Evercore Partners, Inc. - Class A (Diversified Financial Services)	238	9,901
Exact Sciences Corp.* (Biotechnology)	374	3,665
ExactTarget, Inc.* (Internet)	204	4,747
ExamWorks Group, Inc.* (Commercial Services)	238	4,122
Exelixis, Inc.* (Biotechnology)	714	3,299
Exlservice Holdings, Inc.* (Commercial Services)	204	6,708
Exponent, Inc. (Engineering & Construction)	68	3,668
Express, Inc.* (Retail)	442	7,872
Exterran Holdings, Inc.* (Oil & Gas Services)	374	10,098
Extreme Networks, Inc.* (Telecommunications)	782	2,635
EZCORP, Inc. - Class A* (Retail)	204	4,345
F.N.B. Corp. (Banks)	952	11,519
Fabrinet* (Miscellaneous Manufacturing)	204	2,980
Fair Isaac Corp. (Software)	136	6,214
FARO Technologies, Inc.* (Electronics)	68	2,951
FBL Financial Group, Inc. - Class A (Insurance)	136	5,285
Federal Signal Corp.* (Miscellaneous Manufacturing)	442	3,598
Federal-Mogul Corp.* (Auto Parts & Equipment)	340	2,050
FEI Co. (Electronics)	170	10,973
FelCor Lodging Trust, Inc.* (REIT)	578	3,439
Ferro Corp.* (Chemicals)	612	4,131
Fifth & Pacific Cos., Inc.* (Retail)	476	8,988
Fifth Street Finance Corp. (Investment Companies)	442	4,871
Financial Engines, Inc. (Diversified Financial Services)	204	7,389
Finisar Corp.* (Telecommunications)	442	5,830
First American Financial Corp. (Insurance)	646	16,517
First BanCorp.* (Banks)	986	6,143
First Cash Financial Services, Inc.* (Retail)	102	5,951
First Commonwealth Financial Corp. (Banks)	748	5,580
First Financial Bancorp (Banks)	340	5,457
First Financial Bankshares, Inc. (Banks)	136	6,610
First Industrial Realty Trust, Inc. (REIT)	544	9,319
First Midwest Bancorp, Inc. (Banks)	510	6,773
First Potomac Realty Trust (REIT)	442	6,555
First Solar, Inc.* (Energy - Alternate Sources)	340	9,166
FirstMerit Corp. (Banks)	612	10,116
Flotek Industries, Inc.* (Oil & Gas Services)	306	5,003
Forest Oil Corp.* (Oil & Gas)	748	3,934
FormFactor, Inc.* (Semiconductors)	374	1,758
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	8,801
Forward Air Corp. (Transportation)	102	3,804
Francesca’s Holdings Corp.* (Retail)	170	4,872
Franklin Street Properties Corp. (REIT)	374	5,468
Fred’s, Inc. - Class A (Retail)	204	2,791
Fresh Del Monte Produce, Inc. (Food)	340	9,173
FTI Consulting, Inc.* (Commercial Services)	272	10,244
Fuller (H.B.) Co. (Chemicals)	340	13,288
GasLog, Ltd. (Transportation)	340	4,372
Generac Holdings, Inc. (Electrical Components & Equipment)	204	7,210
Genesco, Inc.* (Retail)	136	8,172
Genesee & Wyoming, Inc. - Class A* (Transportation)	204	18,994
Genomic Health, Inc.* (Healthcare - Products)	136	3,846
Getty Realty Corp. (REIT)	204	4,123
Glacier Bancorp, Inc. (Banks)	408	7,744
Glatfelter (Forest Products & Paper)	476	11,130
Glimcher Realty Trust (REIT)	612	7,099
Global Cash Access Holdings, Inc.* (Commercial Services)	476	3,356
Global Power Equipment Group, Inc. (Machinery - Diversified)	136	2,396
Globe Specialty Metals, Inc. (Mining)	374	5,206
Glu Mobile, Inc.* (Software)	544	1,621
Gold Resource Corp. (Mining)	170	2,215
Government Properties Income Trust (REIT)	306	7,873
GP Strategies Corp.* (Miscellaneous Manufacturing)	136	3,245
Grand Canyon Education, Inc.* (Commercial Services)	306	7,769
Granite Construction, Inc. (Engineering & Construction)	272	8,660
Graphic Packaging Holding Co.* (Packaging & Containers)	782	5,857
Great Lakes Dredge & Dock Co. (Commercial Services)	408	2,746
Greatbatch, Inc.* (Healthcare - Products)	272	8,125
Green Dot Corp. - Class A* (Commercial Services)	204	3,409
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,890
Group 1 Automotive, Inc. (Retail)	136	8,170
GSI Group, Inc.* (Electronics)	238	2,030
GT Advanced Technologies, Inc.* (Semiconductors)	612	2,013
Guidewire Software, Inc.* (Software)	136	5,228
GulfMark Offshore, Inc. - Class A (Transportation)	136	5,299
Gulfport Energy Corp.* (Oil & Gas)	272	12,466

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
H&E Equipment Services, Inc. (Commercial Services)	204	$4,162
Haemonetics Corp.* (Healthcare - Products)	272	11,332
Halcon Resources Corp.* (Oil & Gas)	646	5,032
Halozyme Therapeutics, Inc.* (Biotechnology)	476	2,747
Hancock Holding Co. (Banks)	442	13,667
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	238	7,504
Harbinger Group, Inc.* (Holding Companies - Diversified)	510	4,213
Harmonic, Inc.* (Telecommunications)	918	5,315
Harris Teeter Supermarkets, Inc. (Food)	272	11,617
Harvest Natural Resources, Inc.* (Oil & Gas)	408	1,432
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	170	3,922
Headwaters, Inc.* (Energy - Alternate Sources)	510	5,559
Healthcare Realty Trust, Inc. (REIT)	374	10,618
Healthcare Services Group, Inc. (Commercial Services)	510	13,071
HealthSouth Corp.* (Healthcare - Services)	544	14,345
HealthStream, Inc.* (Internet)	102	2,340
Heartland Express, Inc. (Transportation)	510	6,803
Heartland Payment Systems, Inc. (Commercial Services)	272	8,968
HeartWare International, Inc.* (Healthcare - Products)	68	6,013
Hecla Mining Co. (Mining)	1,496	5,909
HEICO Corp. (Aerospace/Defense)	272	11,808
Helen of Troy, Ltd.* (Household Products/Wares)	136	5,218
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	578	13,225
Hercules Offshore, Inc.* (Oil & Gas)	1,258	9,334
Hercules Technology Growth Capital, Inc. (Private Equity)	306	3,749
Herman Miller, Inc. (Office Furnishings)	340	9,408
Hersha Hospitality Trust (REIT)	782	4,567
Hexcel Corp.* (Miscellaneous Manufacturing)	510	14,795
HFF, Inc. - Class A (Real Estate)	204	4,066
Hibbett Sports, Inc.* (Retail)	102	5,740
Higher One Holdings, Inc.* (Diversified Financial Services)	272	2,418
Highwoods Properties, Inc. (REIT)	306	12,108
Hillenbrand, Inc. (Commercial Services)	544	13,751
Hilltop Holdings, Inc.* (Insurance)	272	3,669
Hittite Microwave Corp.* (Semiconductors)	136	8,236
HMS Holdings Corp.* (Commercial Services)	442	12,000
HNI Corp. (Office Furnishings)	204	7,240
Home Bancshares, Inc. (Banks)	102	3,842
Horace Mann Educators Corp. (Insurance)	340	7,089
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	170	7,898
HSN, Inc. (Retail)	204	11,191
Hub Group, Inc. - Class A* (Transportation)	204	7,846
Hudson Pacific Properties, Inc. (REIT)	374	8,135
Huron Consulting Group, Inc.* (Commercial Services)	136	5,484
IBERIABANK Corp. (Banks)	204	10,204
ICF International, Inc.* (Commercial Services)	136	3,699
Iconix Brand Group, Inc.* (Apparel)	340	8,796
ICU Medical, Inc.* (Healthcare - Products)	102	6,013
IDACORP, Inc. (Electric)	272	13,129
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	442	1,574
iGATE Corp.* (Computers)	170	3,198
II-VI, Inc.* (Electronics)	374	6,373
ImmunoGen, Inc.* (Biotechnology)	408	6,552
Impax Laboratories, Inc.* (Pharmaceuticals)	408	6,300
Imperva, Inc.* (Software)	136	5,236
Infinera Corp.* (Telecommunications)	816	5,712
Infoblox, Inc.* (Software)	136	2,951
Inland Real Estate Corp. (REIT)	646	6,518
InnerWorkings, Inc.* (Software)	272	4,118
Innophos Holdings, Inc. (Chemicals)	102	5,565
Innospec, Inc. (Chemicals)	136	6,022
Insight Enterprises, Inc.* (Computers)	204	4,206
Insperity, Inc. (Commercial Services)	204	5,787
Insulet Corp.* (Healthcare - Products)	272	7,034
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	102	3,979
Integrated Device Technology, Inc.* (Semiconductors)	748	5,588
InterDigital, Inc. (Telecommunications)	238	11,384
Interface, Inc. (Office Furnishings)	476	9,149
Intermec, Inc.* (Machinery - Diversified)	544	5,348
InterMune, Inc.* (Biotechnology)	374	3,385
International Bancshares Corp. (Banks)	306	6,365
International Rectifier Corp.* (Semiconductors)	612	12,944
International Speedway Corp. - Class A (Entertainment)	238	7,778
Intersections, Inc. (Commercial Services)	170	1,600
Intersil Corp. - Class A (Semiconductors)	782	6,811
Interval Leisure Group, Inc. (Leisure Time)	204	4,435
Intralinks Holdings, Inc.* (Internet)	612	3,892
Invacare Corp. (Healthcare - Products)	272	3,550
InvenSense, Inc.* (Electronics)	238	2,542
Invesco Mortgage Capital, Inc. (REIT)	578	12,363
Investment Technology Group, Inc.* (Diversified Financial Services)	408	4,504
Investors Bancorp, Inc. (Savings & Loans)	578	10,855
ION Geophysical Corp.* (Oil & Gas Services)	646	4,399
IPC The Hospitalist Co.* (Healthcare - Services)	102	4,537
Iridium Communications, Inc.* (Telecommunications)	442	2,661
iRobot Corp.* (Machinery - Diversified)	136	3,490
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	442	8,083
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	646	10,942
Ixia* (Telecommunications)	272	5,886
J & J Snack Foods Corp. (Food)	68	5,229
j2 Global, Inc. (Computers)	340	13,332
Jack in the Box, Inc.* (Retail)	272	9,408
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	374	3,924
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	204	11,405
JetBlue Airways Corp.* (Airlines)	986	6,803
Jive Software, Inc.* (Software)	136	2,067
Jos. A. Bank Clothiers, Inc.* (Retail)	102	4,070

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
K12, Inc.* (Commercial Services)	170	$4,099
Kaiser Aluminum Corp. (Mining)	68	4,396
Kaman Corp. (Aerospace/Defense)	102	3,618
KapStone Paper & Packaging Corp. (Forest Products & Paper)	306	8,507
Kaydon Corp. (Metal Fabricate/Hardware)	306	7,827
KB Home (Home Builders)	306	6,662
Kennedy-Wilson Holdings, Inc. (Real Estate)	340	5,273
Key Energy Services, Inc.* (Oil & Gas Services)	850	6,868
Keynote Systems, Inc. (Internet)	204	2,848
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	646	2,403
Knight Transportation, Inc. (Transportation)	646	10,401
Knoll, Inc. (Office Furnishings)	374	6,781
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,122	10,200
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	102	4,486
Korn/Ferry International* (Commercial Services)	408	7,287
Kraton Performance Polymers, Inc.* (Chemicals)	204	4,774
Krispy Kreme Doughnuts, Inc.* (Retail)	544	7,855
Laclede Group, Inc. (Gas)	136	5,807
Lakeland Bancorp, Inc. (Banks)	204	2,009
Lancaster Colony Corp. (Food)	68	5,236
LaSalle Hotel Properties (REIT)	442	11,218
Lattice Semiconductor Corp.* (Semiconductors)	782	4,262
La-Z-Boy, Inc. (Home Furnishings)	340	6,416
Leap Wireless International, Inc.* (Telecommunications)	374	2,203
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	374	3,201
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,904	4,151
Lexington Realty Trust (REIT)	646	7,623
Life Time Fitness, Inc.* (Leisure Time)	204	8,727
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	170	4,531
Lindsay Manufacturing Co. (Machinery - Diversified)	102	8,994
Lions Gate Entertainment Corp.* (Entertainment)	408	9,698
Liquidity Services, Inc.* (Internet)	136	4,054
Lithia Motors, Inc. - Class A (Retail)	136	6,457
Littelfuse, Inc. (Electrical Components & Equipment)	102	6,921
Live Nation, Inc.* (Commercial Services)	680	8,412
LivePerson, Inc.* (Computers)	306	4,155
LogMeIn, Inc.* (Telecommunications)	136	2,614
Loral Space & Communications, Inc. (Telecommunications)	68	4,208
Louisiana-Pacific Corp.* (Building Materials)	544	11,750
LSB Industries, Inc.* (Miscellaneous Manufacturing)	136	4,730
LTC Properties, Inc. (REIT)	136	5,539
LTX-Credence Corp.* (Semiconductors)	408	2,464
Lufkin Industries, Inc. (Oil & Gas Services)	136	9,029
Lumber Liquidators Holdings, Inc.* (Retail)	136	9,550
Luminex Corp.* (Healthcare - Products)	170	2,808
M.D.C. Holdings, Inc. (Home Builders)	136	4,984
Magellan Health Services, Inc.* (Healthcare - Services)	136	6,470
magicJack VocalTec, Ltd.* (Internet)	136	1,904
Magnum Hunter Resources Corp.* (Oil & Gas)	1,020	4,090
Main Street Capital Corp. (Investment Companies)	204	6,546
MAKO Surgical Corp.* (Healthcare - Products)	170	1,896
Manhattan Associates, Inc.* (Computers)	102	7,578
MannKind Corp.* (Pharmaceuticals)	1,258	4,265
ManTech International Corp. - Class A (Software)	170	4,568
MarketAxess Holdings, Inc. (Diversified Financial Services)	238	8,877
Marriott Vacations Worldwide Corp.* (Entertainment)	170	7,295
Masimo Corp. (Healthcare - Products)	340	6,671
MasTec, Inc.* (Engineering & Construction)	442	12,884
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	136	4,745
MAXIMUS, Inc. (Commercial Services)	204	16,313
MB Financial, Inc. (Banks)	238	5,752
McEwen Mining, Inc.* (Mining)	1,564	4,473
McGrath Rentcorp (Commercial Services)	136	4,230
McMoRan Exploration Co.* (Oil & Gas)	510	8,339
Meadowbrook Insurance Group, Inc. (Insurance)	306	2,157
Measurement Specialties, Inc.* (Electronics)	102	4,057
MedAssets, Inc.* (Software)	340	6,545
Medical Properties Trust, Inc. (REIT)	646	10,362
Medidata Solutions, Inc.* (Software)	102	5,914
Medley Capital Corp. (Private Equity)	340	5,389
MEMC Electronic Materials, Inc.* (Semiconductors)	1,190	5,236
Mentor Graphics Corp. (Computers)	442	7,978
Meredith Corp. (Media)	238	9,106
Meridian Bioscience, Inc. (Healthcare - Products)	170	3,879
Merit Medical Systems, Inc.* (Healthcare - Products)	340	4,168
Meritage Homes Corp.* (Home Builders)	136	6,373
Meritor, Inc.* (Auto Parts & Equipment)	578	2,734
MetroCorp Bancshares, Inc.* (Banks)	306	3,088
MGIC Investment Corp.* (Insurance)	1,666	8,247
Micrel, Inc. (Semiconductors)	374	3,931
Microsemi Corp.* (Semiconductors)	374	8,666
MicroStrategy, Inc. - Class A* (Software)	34	3,437
Millennial Media, Inc.* (Advertising)	204	1,295
Mine Safety Appliances Co. (Environmental Control)	170	8,435
Minerals Technologies, Inc. (Chemicals)	136	5,645
Mistras Group, Inc.* (Engineering & Construction)	136	3,293
MKS Instruments, Inc. (Semiconductors)	204	5,549
Mobile Mini, Inc.* (Storage/Warehousing)	306	9,006
Molina Healthcare, Inc.* (Healthcare - Services)	136	4,198
Momenta Pharmaceuticals, Inc.* (Biotechnology)	306	4,082
Monmouth Real Estate Investment Corp. - Class A (REIT)	340	3,791

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monolithic Power Systems, Inc. (Semiconductors)	170	$4,143
Monotype Imaging Holdings, Inc. (Software)	170	4,038
Monro Muffler Brake, Inc. (Commercial Services)	170	6,751
Monster Worldwide, Inc.* (Commercial Services)	646	3,275
Montpelier Re Holdings, Ltd. (Insurance)	442	11,514
Moog, Inc. - Class A* (Aerospace/Defense)	136	6,233
Move, Inc.* (Internet)	1	6
MTS Systems Corp. (Computers)	68	3,954
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	10,872
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	952	5,645
Multi-Color Corp. (Commercial Services)	136	3,507
Multimedia Games Holding Co., Inc.* (Entertainment)	204	4,257
MVC Capital, Inc. (Investment Companies)	204	2,617
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	4,497
Myers Industries, Inc. (Miscellaneous Manufacturing)	170	2,373
MYR Group, Inc.* (Engineering & Construction)	170	4,174
Nanometrics, Inc.* (Semiconductors)	204	2,944
Nash Finch Co. (Food)	136	2,663
National CineMedia, Inc. (Entertainment)	306	4,829
National Financial Partners* (Diversified Financial Services)	238	5,338
National Health Investors, Inc. (REIT)	136	8,901
National Penn Bancshares, Inc. (Banks)	850	9,087
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	238	8,782
Navigant Consulting Co.* (Commercial Services)	476	6,255
NBT Bancorp, Inc. (Banks)	170	3,766
Nektar Therapeutics* (Pharmaceuticals)	612	6,732
Nelnet, Inc. - Class A (Diversified Financial Services)	170	5,746
Neogen Corp.* (Pharmaceuticals)	102	5,056
NETGEAR, Inc.* (Telecommunications)	204	6,836
NetScout Systems, Inc.* (Computers)	204	5,012
Netspend Holdings, Inc.* (Diversified Financial Services)	340	5,403
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	578	7,017
Neutral Tandem, Inc. (Telecommunications)	204	667
New Jersey Resources Corp. (Gas)	204	9,149
NewLink Genetics Corp.* (Biotechnology)	170	2,086
Newpark Resources, Inc.* (Oil & Gas Services)	578	5,364
Newport Corp.* (Electronics)	238	4,027
NIC, Inc. (Internet)	374	7,166
NN, Inc.* (Metal Fabricate/Hardware)	238	2,251
Northern Oil & Gas, Inc.* (Oil & Gas)	306	4,400
Northwest Bancshares, Inc. (Savings & Loans)	782	9,924
Northwest Natural Gas Co. (Gas)	170	7,449
NorthWestern Corp. (Electric)	340	13,552
NPS Pharmaceuticals, Inc.* (Biotechnology)	612	6,236
NuVasive, Inc.* (Healthcare - Products)	238	5,072
NxStage Medical, Inc.* (Healthcare - Products)	272	3,068
Oasis Petroleum, Inc.* (Oil & Gas)	374	14,239
Ocwen Financial Corp.* (Diversified Financial Services)	646	24,497
OCZ Technology Group, Inc.* (Computers)	578	1,040
Odyssey Marine Exploration, Inc.* (Commercial Services)	680	2,217
Office Depot, Inc.* (Retail)	1,836	7,215
OfficeMax, Inc. (Retail)	646	7,500
Old Dominion Freight Line, Inc.* (Transportation)	306	11,689
Old National Bancorp (Banks)	544	7,480
Olin Corp. (Chemicals)	476	12,005
OM Group, Inc.* (Chemicals)	238	5,588
OMEGA Healthcare Investors, Inc. (REIT)	612	18,580
Omeros Corp.* (Biotechnology)	272	1,121
OmniVision Technologies, Inc.* (Semiconductors)	238	3,280
On Assignment, Inc.* (Commercial Services)	306	7,745
Oncothyreon, Inc.* (Biotechnology)	544	1,132
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,758
OpenTable, Inc.* (Internet)	102	6,424
Opko Health, Inc.* (Pharmaceuticals)	782	5,967
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	238	2,832
Orbital Sciences Corp.* (Aerospace/Defense)	374	6,242
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	442	2,763
Oriental Financial Group, Inc. (Banks)	374	5,801
Orient-Express Hotels, Ltd. - Class A* (Lodging)	578	5,699
Oritani Financial Corp. (Savings & Loans)	340	5,267
Ormat Technologies, Inc. (Electric)	136	2,808
Orthofix International N.V.* (Healthcare - Products)	102	3,659
OSI Systems, Inc.* (Electronics)	102	6,354
Otter Tail Corp. (Electric)	170	5,294
Owens & Minor, Inc. (Distribution/Wholesale)	272	8,856
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	170	4,906
PacWest Bancorp (Banks)	238	6,928
Papa John’s International, Inc.* (Retail)	102	6,306
PAREXEL International Corp.* (Commercial Services)	306	12,090
Park Electrochemical Corp. (Electronics)	102	2,585
Park National Corp. (Banks)	68	4,746
Parker Drilling Co.* (Oil & Gas)	646	2,765
PDC Energy, Inc.* (Oil & Gas)	170	8,427
PDL BioPharma, Inc. (Biotechnology)	612	4,474
Pebblebrook Hotel Trust (REIT)	374	9,645
Pegasystems, Inc. (Software)	136	3,819
Penn Virginia Corp. (Oil & Gas)	374	1,511
Pennsylvania REIT (REIT)	306	5,933
PennyMac Mortgage Investment Trust (REIT)	340	8,803
Penske Automotive Group, Inc. (Retail)	374	12,476
Perficient, Inc.* (Internet)	340	3,964
Pharmacyclics, Inc.* (Pharmaceuticals)	272	21,871
PharMerica Corp.* (Pharmaceuticals)	272	3,808

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PHH Corp.* (Commercial Services)	306	$6,720
Photronics, Inc.* (Semiconductors)	442	2,953
Piedmont Natural Gas Co., Inc. (Gas)	340	11,180
Pier 1 Imports, Inc. (Retail)	442	10,166
Pilgrim’s Pride Corp.* (Food)	646	5,937
Pinnacle Entertainment, Inc.* (Entertainment)	340	4,971
Pinnacle Financial Partners, Inc.* (Banks)	272	6,354
Pioneer Energy Services Corp.* (Oil & Gas Services)	476	3,927
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	170	5,831
Plantronics, Inc. (Telecommunications)	204	9,015
Platinum Underwriters Holdings, Ltd. (Insurance)	272	15,180
Plexus Corp.* (Electronics)	204	4,959
PNM Resources, Inc. (Electric)	680	15,837
PolyOne Corp. (Chemicals)	374	9,129
Pool Corp. (Distribution/Wholesale)	102	4,896
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	102	12,946
Portland General Electric Co. (Electric)	476	14,437
Post Holdings, Inc.* (Food)	204	8,757
Potlatch Corp. (REIT)	170	7,796
Power Integrations, Inc. (Semiconductors)	170	7,380
Power-One, Inc.* (Electrical Components & Equipment)	544	2,258
Preferred Bank* (Banks)	204	3,219
Premiere Global Services, Inc.* (Telecommunications)	442	4,858
Prestige Brands Holdings, Inc.* (Household Products/Wares)	340	8,734
PriceSmart, Inc. (Retail)	136	10,585
Primerica, Inc. (Insurance)	578	18,946
Primoris Services Corp. (Holding Companies - Diversified)	306	6,765
Primus Telecommunications Group, Inc. (Telecommunications)	204	2,254
PrivateBancorp, Inc. (Banks)	442	8,358
Progress Software Corp.* (Software)	340	7,745
Prospect Capital Corp. (Investment Companies)	578	6,306
Prosperity Bancshares, Inc. (Banks)	374	17,723
Proto Labs, Inc.* (Miscellaneous Manufacturing)	102	5,009
Provident Financial Services, Inc. (Savings & Loans)	374	5,711
PS Business Parks, Inc. (REIT)	136	10,733
PTC, Inc.* (Software)	578	14,732
QLIK Technologies, Inc.* (Software)	476	12,294
QLogic Corp.* (Semiconductors)	646	7,494
Quad Graphics, Inc. (Commercial Services)	204	4,884
Quaker Chemical Corp. (Chemicals)	68	4,013
Quality Systems, Inc. (Software)	204	3,729
Quanex Building Products Corp. (Building Materials)	238	3,832
Quantum Corp.* (Computers)	1,530	1,958
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	272	8,851
Quicksilver Resources, Inc.* (Oil & Gas)	680	1,530
Quidel Corp.* (Healthcare - Products)	170	4,038
QuinStreet, Inc.* (Internet)	408	2,436
Radian Group, Inc. (Insurance)	1,020	10,924
RadioShack Corp. (Retail)	1,054	3,541
Rambus, Inc.* (Semiconductors)	748	4,196
Raven Industries, Inc. (Miscellaneous Manufacturing)	136	4,571
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	102	5,157
RealD, Inc.* (Computers)	272	3,536
RealPage, Inc.* (Software)	238	4,929
Redwood Trust, Inc. (REIT)	476	11,034
Regis Corp. (Retail)	442	8,040
Rent-A-Center, Inc. (Commercial Services)	306	11,304
Resolute Energy Corp.* (Oil & Gas)	510	5,870
Resolute Forest Products, Inc.* (Forest Products & Paper)	612	9,902
Resources Connection, Inc. (Commercial Services)	340	4,318
Responsys, Inc.* (Internet)	340	3,009
Retail Opportunity Investments Corp. (REIT)	442	6,192
Rex Energy Corp.* (Oil & Gas)	306	5,043
Rexnord Corp.* (Metal Fabricate/Hardware)	272	5,775
RF Micro Devices, Inc.* (Telecommunications)	1,224	6,512
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	476	3,232
RLI Corp. (Insurance)	102	7,329
RLJ Lodging Trust (REIT)	680	15,477
Rockwell Medical, Inc.* (Healthcare - Products)	238	942
Rofin-Sinar Technologies, Inc.* (Electronics)	170	4,605
Rogers Corp.* (Electronics)	68	3,238
Rosetta Resources, Inc.* (Oil & Gas)	204	9,706
Roundy’s, Inc. (Retail)	374	2,457
Rouse Properties, Inc. (REIT)	340	6,154
RPX Corp.* (Commercial Services)	238	3,358
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	238	7,542
Ryman Hospitality Properties, Inc. (Lodging)	170	7,777
S&T Bancorp, Inc. (Banks)	136	2,521
Sabra Health Care REIT, Inc. (REIT)	204	5,918
Saks, Inc.* (Retail)	850	9,750
Sanderson Farms, Inc. (Food)	102	5,571
Sanmina Corp.* (Electronics)	544	6,180
Santarus, Inc.* (Pharmaceuticals)	374	6,481
Sapient Corp.* (Internet)	714	8,704
Sauer-Danfoss, Inc. (Machinery - Diversified)	102	5,960
ScanSource, Inc.* (Distribution/Wholesale)	136	3,838
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	170	4,532
Scholastic Corp. (Media)	170	4,531
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	136	5,267
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	442	2,033
Scientific Games Corp. - Class A* (Entertainment)	442	3,868
Seattle Genetics, Inc.* (Biotechnology)	442	15,694
Select Comfort Corp.* (Home Furnishings)	272	5,377
Select Income REIT (REIT)	170	4,497
Select Medical Holdings Corp. (Healthcare - Services)	408	3,672
Selective Insurance Group, Inc. (Insurance)	374	8,980

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SemGroup Corp. - Class A* (Pipelines)	238	$12,309
Semtech Corp.* (Semiconductors)	272	9,626
Sensient Technologies Corp. (Chemicals)	306	11,962
Sequenom, Inc.* (Biotechnology)	850	3,528
ServiceSource International, Inc.* (Commercial Services)	340	2,404
Shenandoah Telecommunications Co. (Telecommunications)	204	3,107
SHFl Entertainment, Inc.* (Entertainment)	272	4,507
Shutterfly, Inc.* (Internet)	170	7,509
Silicon Graphics International Corp.* (Computers)	374	5,143
Silicon Image, Inc.* (Semiconductors)	612	2,974
Silver Bay Realty Trust Corp. (REIT)	23	483
Simpson Manufacturing Co., Inc. (Building Materials)	204	6,244
Six Flags Entertainment Corp. (Entertainment)	204	14,786
Skechers U.S.A., Inc. - Class A* (Apparel)	204	4,315
SkyWest, Inc. (Airlines)	408	6,548
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	476	4,284
Smith Corp. (Miscellaneous Manufacturing)	340	25,014
Snyders-Lance, Inc. (Food)	408	10,306
Solar Capital, Ltd. (Investment Companies)	204	4,792
Solazyme, Inc.* (Energy - Alternate Sources)	204	1,593
Sonic Automotive, Inc. - Class A (Retail)	442	9,795
Sonic Corp.* (Retail)	374	4,817
Sonus Networks, Inc.* (Telecommunications)	1,700	4,403
Sotheby’s - Class A (Commercial Services)	306	11,446
Sourcefire, Inc.* (Internet)	136	8,055
South Jersey Industries, Inc. (Gas)	170	9,450
Southwest Gas Corp. (Gas)	204	9,683
Sovran Self Storage, Inc. (REIT)	136	8,771
Spansion, Inc. - Class A* (Computers)	408	5,251
Spectrum Brands Holdings, Inc. (Household Products/Wares)	306	17,316
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	374	2,790
Spirit Airlines, Inc.* (Airlines)	238	6,036
SS&C Technologies Holdings, Inc.* (Software)	374	11,213
STAG Industrial, Inc. (REIT)	340	7,232
Stage Stores, Inc. (Retail)	204	5,280
Standard Motor Products, Inc. (Auto Parts & Equipment)	204	5,655
Standard Pacific Corp.* (Home Builders)	612	5,288
Star Scientific, Inc.* (Agriculture)	986	1,637
Starwood Property Trust, Inc. (REIT)	680	18,876
State Auto Financial Corp. (Insurance)	102	1,777
State Bank Finacial Corp. (Banks)	170	2,783
STEC, Inc.* (Computers)	476	2,104
Steelcase, Inc. - Class A (Office Furnishings)	782	11,518
Stepan Co. (Chemicals)	68	4,291
STERIS Corp. (Healthcare - Products)	340	14,147
Steven Madden, Ltd.* (Apparel)	170	7,334
Stifel Financial Corp.* (Diversified Financial Services)	306	10,609
Stillwater Mining Co.* (Mining)	680	8,793
Stone Energy Corp.* (Oil & Gas)	238	5,177
Strategic Hotels & Resorts, Inc.* (REIT)	1,020	8,517
Strayer Education, Inc. (Commercial Services)	68	3,290
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	102	5,175
Sun Communities, Inc. (REIT)	136	6,709
SunCoke Energy, Inc.* (Coal)	374	6,107
SunPower Corp.* (Electrical Components & Equipment)	612	7,062
Sunstone Hotel Investors, Inc.* (REIT)	714	8,789
Super Micro Computer, Inc.* (Computers)	204	2,303
SUPERVALU, Inc. (Food)	1,394	7,026
Susquehanna Bancshares, Inc. (Banks)	1,156	14,369
Susser Holdings Corp.* (Retail)	102	5,213
Swift Energy Co.* (Oil & Gas)	272	4,028
Swift Transportation Co.* (Transportation)	510	7,232
Swisher Hygiene, Inc.* (Commercial Services)	1,428	1,842
Sykes Enterprises, Inc.* (Computers)	238	3,798
Symetra Financial Corp. (Insurance)	748	10,031
Symmetry Medical, Inc.* (Healthcare - Products)	374	4,282
Synageva BioPharma Corp.* (Pharmaceuticals)	102	5,602
Synaptics, Inc.* (Computers)	272	11,068
Synchronoss Technologies, Inc.* (Software)	204	6,330
SYNNEX Corp.* (Software)	204	7,548
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	442	3,801
Syntel, Inc. (Computers)	68	4,591
Take-Two Interactive Software, Inc.* (Software)	476	7,687
TAL International Group, Inc. (Trucking & Leasing)	170	7,702
Tangoe, Inc.* (Software)	204	2,528
Targa Resources Corp. (Oil & Gas Services)	136	9,242
Team Health Holdings, Inc.* (Commercial Services)	272	9,895
Team, Inc.* (Commercial Services)	102	4,189
Teledyne Technologies, Inc.* (Aerospace/Defense)	136	10,668
TeleTech Holdings, Inc.* (Commercial Services)	340	7,211
Tellabs, Inc. (Telecommunications)	2,346	4,903
Tennant Co. (Machinery - Diversified)	102	4,953
Tenneco, Inc.* (Auto Parts & Equipment)	238	9,356
Tessera Technologies, Inc. (Semiconductors)	340	6,375
Tetra Tech, Inc.* (Environmental Control)	510	15,550
TETRA Technologies, Inc.* (Oil & Gas Services)	612	6,279
Texas Capital Bancshares, Inc.* (Banks)	238	9,627
Texas Industries, Inc.* (Building Materials)	170	10,729
Texas Roadhouse, Inc. (Retail)	306	6,178
Textainer Group Holdings, Ltd. (Trucking & Leasing)	102	4,034
The Active Network, Inc.* (Internet)	374	1,567
The Andersons, Inc. (Agriculture)	102	5,459
The Brink’s Co. (Miscellaneous Manufacturing)	374	10,569
The Buckle, Inc. (Retail)	136	6,344
The Cato Corp. - Class A (Retail)	136	3,283
The Cheesecake Factory, Inc. (Retail)	238	9,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Chefs’ Warehouse, Inc.* (Food)	136	$2,512
The Children’s Place Retail Stores, Inc.* (Retail)	136	6,096
The Corporate Executive Board Co. (Commercial Services)	170	9,887
The Ensign Group, Inc. (Healthcare - Services)	102	3,407
The Finish Line, Inc. - Class A (Retail)	272	5,328
The Geo Group, Inc. (Commercial Services)	544	20,465
The Greenbrier Cos., Inc.* (Trucking & Leasing)	170	3,861
The Hain Celestial Group, Inc.* (Food)	170	10,384
The Jones Group, Inc. (Apparel)	612	7,784
The Medicines Co.* (Biotechnology)	204	6,818
The Men’s Wearhouse, Inc. (Retail)	204	6,818
The Middleby Corp.* (Machinery - Diversified)	68	10,346
The New York Times Co. - Class A* (Media)	544	5,331
The Ryland Group, Inc. (Home Builders)	170	7,075
The Ultimate Software Group, Inc.* (Software)	102	10,624
Theravance, Inc.* (Pharmaceuticals)	340	8,031
Thermon Group Holdings, Inc.* (Oil & Gas Services)	136	3,021
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	306	1,411
Titan International, Inc. (Auto Parts & Equipment)	238	5,017
Titan Machinery, Inc.* (Distribution/Wholesale)	102	2,831
TiVo, Inc.* (Home Furnishings)	544	6,740
Tootsie Roll Industries, Inc. (Food)	204	6,105
Tornier N.V.* (Healthcare - Products)	136	2,564
Tower Group International, Ltd. (Insurance)	340	6,273
TowneBank (Banks)	204	3,054
TreeHouse Foods, Inc.* (Food)	170	11,076
Trex Co., Inc.* (Building Materials)	102	5,016
Triangle Capital Corp. (Investment Companies)	238	6,662
TriMas Corp.* (Miscellaneous Manufacturing)	204	6,624
TriQuint Semiconductor, Inc.* (Semiconductors)	884	4,464
Trius Therapeutics, Inc.* (Biotechnology)	442	3,023
True Religion Apparel, Inc. (Apparel)	136	3,551
TrueBlue, Inc.* (Commercial Services)	408	8,625
TrustCo Bank Corp. NY (Banks)	510	2,846
Trustmark Corp. (Banks)	374	9,354
TTM Technologies, Inc.* (Electronics)	544	4,134
Tumi Holdings, Inc.* (Household Products/Wares)	170	3,560
Tutor Perini Corp.* (Engineering & Construction)	306	5,906
Two Harbors Investment Corp. (REIT)	476	6,002
Tyler Technologies, Inc.* (Software)	136	8,331
UIL Holdings Corp. (Electric)	306	12,115
Ultratech Stepper, Inc.* (Semiconductors)	136	5,376
UMB Financial Corp. (Banks)	238	11,679
Umpqua Holdings Corp. (Banks)	714	9,468
UniFirst Corp. (Textiles)	68	6,154
Unisys Corp.* (Computers)	204	4,641
United Bankshares, Inc. (Banks)	204	5,428
United Community Banks, Inc.* (Banks)	374	4,241
United Natural Foods, Inc.* (Food)	272	13,383
United Stationers, Inc. (Distribution/Wholesale)	272	10,512
Universal American Corp. (Insurance)	408	3,399
Universal Corp. (Agriculture)	204	11,432
Universal Display Corp.* (Electrical Components & Equipment)	170	4,996
Universal Forest Products, Inc. (Building Materials)	102	4,061
Universal Technical Institute, Inc. (Commercial Services)	204	2,577
UNS Energy Corp. (Electric)	204	9,983
US Airways Group, Inc.* (Airlines)	646	10,963
USANA Health Sciences, Inc.* (Pharmaceuticals)	68	3,286
USG Corp.* (Building Materials)	340	8,990
VAALCO Energy, Inc.* (Oil & Gas)	374	2,839
Vail Resorts, Inc. (Entertainment)	170	10,594
Valassis Communications, Inc. (Commercial Services)	238	7,109
ValueClick, Inc.* (Internet)	442	13,062
Vector Group, Ltd. (Agriculture)	476	7,673
Veeco Instruments, Inc.* (Semiconductors)	204	7,819
Verint Systems, Inc.* (Software)	272	9,942
Viad Corp. (Commercial Services)	204	5,643
ViaSat, Inc.* (Telecommunications)	170	8,235
Vical, Inc.* (Biotechnology)	680	2,706
ViewPoint Financial Group, Inc. (Savings & Loans)	238	4,786
VirnetX Holding Corp.* (Internet)	204	3,911
ViroPharma, Inc.* (Pharmaceuticals)	374	9,410
VistaPrint N.V.* (Commercial Services)	204	7,887
Vitamin Shoppe, Inc.* (Retail)	170	8,305
VIVUS, Inc.* (Pharmaceuticals)	442	4,862
Vocera Communications, Inc.* (Computers)	102	2,346
Vocus, Inc.* (Internet)	170	2,406
Volcano Corp.* (Healthcare - Products)	272	6,055
Volterra Semiconductor Corp.* (Semiconductors)	238	3,380
Vonage Holdings Corp.* (Telecommunications)	1,904	5,503
W&T Offshore, Inc. (Oil & Gas)	306	4,345
Wabash National Corp.* (Auto Manufacturers)	442	4,491
Walter Investment Management Corp.* (REIT)	102	3,800
Washington REIT (REIT)	340	9,466
Watsco, Inc. (Distribution/Wholesale)	102	8,586
Watts Water Technologies, Inc. - Class A (Electronics)	238	11,422
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	544	5,864
Web.com Group, Inc.* (Internet)	238	4,065
WebMD Health Corp.* (Internet)	374	9,095
Websense, Inc.* (Internet)	170	2,550
Webster Financial Corp. (Banks)	544	13,197
Weis Markets, Inc. (Food)	68	2,768
WellCare Health Plans, Inc.* (Healthcare - Services)	170	9,853
Werner Enterprises, Inc. (Transportation)	476	11,491
WesBanco, Inc. (Banks)	102	2,443

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	204	$3,003
West Pharmaceutical Services, Inc. (Healthcare - Products)	204	13,248
Westamerica Bancorp (Banks)	136	6,165
Western Alliance Bancorp* (Banks)	408	5,647
Western Refining, Inc. (Oil & Gas)	272	9,632
WEX, Inc.* (Commercial Services)	238	18,684
WGL Holdings, Inc. (Gas)	204	8,996
Winnebago Industries, Inc.* (Home Builders)	272	5,614
Wintrust Financial Corp. (Banks)	204	7,556
WisdomTree Investments, Inc.* (Diversified Financial Services)	476	4,950
WMS Industries, Inc.* (Leisure Time)	306	7,714
Wolverine World Wide, Inc. (Apparel)	238	10,560
Woodward, Inc. (Electronics)	272	10,815
World Acceptance Corp.* (Diversified Financial Services)	68	5,839
Worthington Industries, Inc. (Metal Fabricate/Hardware)	476	14,747
Wright Medical Group, Inc.* (Healthcare - Products)	204	4,857
XO Group, Inc.* (Internet)	374	3,740
XPO Logistics, Inc.* (Transportation)	170	2,863
Yelp, Inc.* (Internet)	102	2,418
ZIOPHARM Oncology, Inc.* (Biotechnology)	510	933
Zumiez, Inc.* (Retail)	136	3,114
TOTAL COMMON STOCKS (Cost $5,378,199)		6,360,955

	Principal Amount	Value
Repurchase Agreements(a)(b) (65.7%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $12,379,029	$12,379,000	$12,379,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,379,000)		12,379,000
TOTAL INVESTMENT SECURITIES (Cost $17,757,199) - 99.5%		18,739,955
Net other assets (liabilities) - 0.5%		99,937

NET ASSETS - 100.0%		$18,839,892

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $912,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $3,126,090)	33	$72,895

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,282,676	$7,622
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,133,306	5,981
		$13,603

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$1,295	NM
Aerospace/Defense	72,821	0.4%
Agriculture	26,201	0.1%
Airlines	58,134	0.3%
Apparel	54,794	0.3%
Auto Manufacturers	4,491	NM
Auto Parts & Equipment	60,119	0.3%
Banks	384,450	1.9%
Beverages	5,428	NM
Biotechnology	147,862	0.7%
Building Materials	71,105	0.4%
Chemicals	120,942	0.7%
Coal	18,485	0.1%
Commercial Services	458,394	2.7%
Computers	130,067	0.7%
Cosmetics/Personal Care	6,843	NM
Distribution/Wholesale	51,903	0.3%
Diversified Financial Services	158,929	0.9%
Electric	170,962	0.9%
Electrical Components & Equipment	74,853	0.4%
Electronics	145,608	0.8%
Energy - Alternate Sources	20,738	NM
Engineering & Construction	63,062	0.4%
Entertainment	72,583	0.4%
Environmental Control	44,808	0.2%
Food	139,643	0.9%
Forest Products & Paper	57,594	0.4%
Gas	61,714	0.3%
Healthcare - Products	206,100	1.0%
Healthcare - Services	84,603	0.5%
Holding Companies - Diversified	10,978	0.1%
Home Builders	35,996	0.2%
Home Furnishings	23,010	0.1%
Household Products/Wares	47,643	0.3%
Insurance	194,062	1.0%
Internet	154,440	0.7%
Investment Companies	46,972	0.2%
Iron/Steel	4,532	NM
Leisure Time	39,347	0.2%
Lodging	26,186	0.2%
Machinery - Construction & Mining	4,750	NM
Machinery - Diversified	102,326	0.5%
Media	34,083	0.2%
Metal Fabricate/Hardware	65,596	0.3%
Mining	47,901	0.3%
Miscellaneous Manufacturing	153,092	0.9%
Office Furnishings	44,096	0.2%
Oil & Gas	199,371	1.1%
Oil & Gas Services	114,202	0.6%
Packaging & Containers	5,857	NM
Pharmaceuticals	217,984	1.2%
Pipelines	12,309	0.1%
Private Equity	9,138	NM
Real Estate	9,339	NM
REIT	501,062	2.7%
Retail	392,465	2.1%
Savings & Loans	57,833	0.3%
Semiconductors	199,186	1.1%
Software	260,063	1.4%
Storage/Warehousing	12,009	NM
Telecommunications	195,637	1.0%
Textiles	6,154	NM
Toys/Games/Hobbies	7,125	NM
Transportation	114,087	0.6%
Trucking & Leasing	21,644	0.1%
Water	15,949	0.1%
Other**	12,478,937	66.2%
Total	$18,839,892	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (30.6%)
U.S. Treasury Bills, 0.00%, 4/11/13	$1,310,000	$1,310,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,310,000)		1,310,000

Repurchase Agreements(a)(b) (123.6%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $5,282,013	5,282,000	5,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,282,000)		5,282,000
TOTAL INVESTMENT SECURITIES (Cost $6,592,000) - 154.2%		6,592,000
Net other assets (liabilities) - (54.2)%		(2,317,842)

NET ASSETS - 100.0%		$4,274,158

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $134,000 and $536,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 6/24/13 (Underlying notional amount at value $579,720)	8	$3,780

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$3,505,917	$20,745
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	180,441	647
		$21,392

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.1%)
Activision Blizzard, Inc. (Software)	7,770	$113,209
Adobe Systems, Inc.* (Software)	3,465	150,762
Akamai Technologies, Inc.* (Internet)	1,225	43,230
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,365	125,771
Altera Corp. (Semiconductors)	2,240	79,453
Amazon.com, Inc.* (Internet)	3,150	839,443
Amgen, Inc. (Biotechnology)	5,215	534,589
Analog Devices, Inc. (Semiconductors)	2,135	99,256
Apple Computer, Inc. (Computers)	6,545	2,897,014
Applied Materials, Inc. (Semiconductors)	8,365	112,760
Autodesk, Inc.* (Software)	1,540	63,510
Automatic Data Processing, Inc. (Commercial Services)	3,360	218,468
Avago Technologies, Ltd. (Semiconductors)	1,715	61,603
Baidu, Inc.*ADR (Internet)	1,925	168,823
Bed Bath & Beyond, Inc.* (Retail)	1,575	101,462
Biogen Idec, Inc.* (Biotechnology)	1,645	317,337
BMC Software, Inc.* (Software)	980	45,403
Broadcom Corp. - Class A (Semiconductors)	3,605	124,985
C.H. Robinson Worldwide, Inc. (Transportation)	1,120	66,595
CA, Inc. (Software)	3,185	80,166
Catamaran Corp.* (Health care providers & services)	1,435	76,098
Celgene Corp.* (Biotechnology)	2,905	336,719
Cerner Corp.* (Software)	1,190	112,753
Check Point Software Technologies, Ltd.* (Software)	1,435	67,431
Cisco Systems, Inc. (Telecommunications)	37,135	776,493
Citrix Systems, Inc.* (Software)	1,295	93,447
Cognizant Technology Solutions Corp.* (Computers)	2,100	160,881
Comcast Corp. - Class A (Media)	14,770	620,487
Costco Wholesale Corp. (Retail)	3,045	323,105
Dell, Inc. (Computers)	12,110	173,536
DENTSPLY International, Inc. (Healthcare - Products)	980	41,572
DIRECTV - Class A* (Media)	3,990	225,873
Discovery Communications, Inc. - Class A* (Media)	1,015	79,921
Dollar Tree, Inc.* (Retail)	1,575	76,277
eBay, Inc.* (Internet)	9,030	489,606
Equinix, Inc.* (Internet)	350	75,709
Expedia, Inc. (Internet)	840	50,408
Expeditors International of Washington, Inc. (Transportation)	1,435	51,244
Express Scripts Holding Co.* (Pharmaceuticals)	5,705	328,894
F5 Networks, Inc.* (Internet)	560	49,885
Facebook, Inc. - Class A* (Internet)	11,725	299,926
Fastenal Co. (Distribution/Wholesale)	2,065	106,038
Fiserv, Inc.* (Software)	945	82,999
Fossil, Inc.* (Distribution/Wholesale)	420	40,572
Garmin, Ltd. (Electronics)	1,365	45,100
Gilead Sciences, Inc.* (Biotechnology)	10,605	518,902
Google, Inc. - Class A* (Internet)	1,855	1,472,925
Henry Schein, Inc.* (Healthcare - Products)	595	55,067
Intel Corp. (Semiconductors)	34,440	752,514
Intuit, Inc. (Software)	2,065	135,567
Intuitive Surgical, Inc.* (Healthcare - Products)	280	137,533
KLA-Tencor Corp. (Semiconductors)	1,155	60,915
Kraft Foods Group, Inc. (Food)	4,130	212,819
Liberty Global, Inc. - Class A* (Media)	980	71,932
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,570	76,327
Life Technologies Corp.* (Biotechnology)	1,190	76,910
Linear Technology Corp. (Semiconductors)	1,610	61,776
Mattel, Inc. (Toys/Games/Hobbies)	2,415	105,753
Maxim Integrated Products, Inc. (Semiconductors)	2,030	66,280
Microchip Technology, Inc. (Semiconductors)	1,365	50,177
Micron Technology, Inc.* (Semiconductors)	7,105	70,908
Microsoft Corp. (Software)	58,310	1,668,249
Mondelez International, Inc. - Class A (Food)	12,390	379,257
Monster Beverage Corp.* (Beverages)	1,155	55,140
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,765	80,019
NetApp, Inc.* (Computers)	2,520	86,083
News Corp. - Class A (Media)	10,640	324,733
Nuance Communications, Inc.* (Software)	2,205	44,497
NVIDIA Corp. (Semiconductors)	4,340	55,639
Oracle Corp. (Software)	32,970	1,066,250
O’Reilly Automotive, Inc.* (Retail)	770	78,964
PACCAR, Inc. (Auto Manufacturers)	2,450	123,872
Paychex, Inc. (Commercial Services)	2,520	88,376
Perrigo Co. (Pharmaceuticals)	665	78,955
Priceline.com, Inc.* (Internet)	350	240,776
Qualcomm, Inc. (Telecommunications)	11,970	801,391
Randgold Resources, Ltd.ADR (Mining)	350	30,093
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	665	117,306
Ross Stores, Inc. (Retail)	1,540	93,355
SanDisk Corp.* (Computers)	1,680	92,400
SBA Communications Corp. - Class A* (Telecommunications)	875	63,018
Seagate Technology PLC (Computers)	2,485	90,852
Sears Holdings Corp. (Multiline Retail)	735	36,728
Sigma-Aldrich Corp. (Chemicals)	840	65,251
Sirius XM Radio, Inc. (Media)	45,675	140,679
Staples, Inc. (Retail)	4,690	62,987
Starbucks Corp. (Retail)	5,215	297,046
Stericycle, Inc.* (Environmental Control)	595	63,177
Symantec Corp.* (Internet)	4,795	118,341
Texas Instruments, Inc. (Semiconductors)	7,700	273,196
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,155	71,183
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,505	82,745
Viacom, Inc. - Class B (Media)	3,080	189,636
Virgin Media, Inc. (Telecommunications)	1,890	92,553

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vodafone Group PLCADR (Telecommunications)	6,860	$194,892
Western Digital Corp. (Computers)	1,680	84,470
Whole Foods Market, Inc. (Food)	1,295	112,341
Wynn Resorts, Ltd. (Lodging)	700	87,612
Xilinx, Inc. (Semiconductors)	1,820	69,469
Yahoo!, Inc.* (Internet)	8,225	193,534
TOTAL COMMON STOCKS (Cost $9,267,192)		22,850,183

	Principal Amount	Value
Repurchase Agreements(a)(b) (33.0%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $11,239,026	$11,239,000	$11,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,239,000)		11,239,000
TOTAL INVESTMENT SECURITIES (Cost $20,506,192) - 100.1%		34,089,183
Net other assets (liabilities) - (0.1)%		(19,462)

NET ASSETS - 100.0%		$34,069,721

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $823,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $6,523,260)	116	$64,164

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$1,869,982	$5,775
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	2,879,502	8,875
		$14,650

ProFund VP NASDAQ-100 invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Auto Manufacturers	$123,872	0.4%
Beverages	55,140	0.2%
Biotechnology	2,110,279	6.2%
Chemicals	65,251	0.2%
Commercial Services	378,027	1.1%
Computers	3,585,236	10.6%
Distribution/Wholesale	146,610	0.4%
Electronics	45,100	0.1%
Environmental Control	63,177	0.2%
Food	704,417	2.0%
Health care providers & services	76,098	0.2%
Healthcare - Products	234,172	0.7%
Internet	4,118,933	12.1%
Lodging	87,612	0.3%
Media	1,653,261	4.8%
Mining	30,093	0.1%
Multiline Retail	36,728	0.1%
Pharmaceuticals	487,868	1.4%
Retail	1,033,196	3.1%
Semiconductors	1,938,931	5.7%
Software	3,724,243	10.9%
Telecommunications	1,928,347	5.7%
Toys/Games/Hobbies	105,753	0.3%
Transportation	117,839	0.3%
Other**	11,219,538	32.9%
Total	$34,069,721	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
3M Co. (Miscellaneous Manufacturing)	888	$94,403
Abbott Laboratories (Pharmaceuticals)	1,998	70,569
Abercrombie & Fitch Co. - Class A (Retail)	222	10,256
Accenture PLC - Class A (Computers)	777	59,029
ACE, Ltd. (Insurance)	1,110	98,757
Advanced Micro Devices, Inc.* (Semiconductors)	1,998	5,095
Aetna, Inc. (Healthcare - Services)	1,110	56,743
AFLAC, Inc. (Insurance)	1,554	80,839
AGL Resources, Inc. (Gas)	444	18,626
Air Products & Chemicals, Inc. (Chemicals)	666	58,022
Airgas, Inc. (Chemicals)	111	11,007
Alcoa, Inc. (Mining)	3,663	31,209
Allegheny Technologies, Inc. (Iron/Steel)	333	10,559
Allergan, Inc. (Pharmaceuticals)	333	37,173
Allstate Corp. (Insurance)	1,665	81,702
Altera Corp. (Semiconductors)	444	15,749
Altria Group, Inc. (Agriculture)	2,886	99,249
Ameren Corp. (Electric)	777	27,211
American Electric Power, Inc. (Electric)	1,665	80,969
American International Group, Inc.* (Insurance)	4,995	193,907
AmerisourceBergen Corp. (Pharmaceuticals)	777	39,977
Anadarko Petroleum Corp. (Oil & Gas)	777	67,949
Analog Devices, Inc. (Semiconductors)	333	15,481
Aon PLC (Insurance)	444	27,306
Apache Corp. (Oil & Gas)	1,332	102,777
Apartment Investment and Management Co. - Class A (REIT)	222	6,807
Apollo Group, Inc. - Class A* (Commercial Services)	333	5,791
Archer-Daniels-Midland Co. (Agriculture)	2,220	74,881
Assurant, Inc. (Insurance)	222	9,992
AT&T, Inc. (Telecommunications)	18,537	680,123
Autodesk, Inc.* (Software)	222	9,155
Automatic Data Processing, Inc. (Commercial Services)	666	43,304
AutoNation, Inc.* (Retail)	111	4,856
AvalonBay Communities, Inc. (REIT)	222	28,121
Avery Dennison Corp. (Household Products/Wares)	333	14,342
Avon Products, Inc. (Cosmetics/Personal Care)	1,443	29,913
Baker Hughes, Inc. (Oil & Gas Services)	1,443	66,970
Bank of New York Mellon Corp. (Banks)	1,887	52,817
Bard (C.R.), Inc. (Healthcare - Products)	111	11,187
BB&T Corp. (Banks)	2,331	73,170
Beam, Inc. (Beverages)	555	35,265
Becton, Dickinson & Co. (Healthcare - Products)	333	31,838
Bed Bath & Beyond, Inc.* (Retail)	333	21,452
Bemis Co., Inc. (Packaging & Containers)	222	8,960
Berkshire Hathaway, Inc. - Class B* (Insurance)	6,105	636,142
Best Buy Co., Inc. (Retail)	888	19,669
BlackRock, Inc. (Diversified Financial Services)	222	57,027
BMC Software, Inc.* (Software)	111	5,143
Boston Properties, Inc. (REIT)	222	22,435
Boston Scientific Corp.* (Healthcare - Products)	2,664	20,806
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,442	100,586
C.H. Robinson Worldwide, Inc. (Transportation)	222	13,200
CA, Inc. (Software)	1,110	27,939
Cablevision Systems Corp. NY - Class A (Media)	777	11,624
Cabot Oil & Gas Corp. (Oil & Gas)	333	22,514
Cameron International Corp.* (Oil & Gas Services)	444	28,949
Campbell Soup Co. (Food)	333	15,105
Capital One Financial Corp. (Banks)	1,998	109,790
Cardinal Health, Inc. (Pharmaceuticals)	1,110	46,198
CareFusion Corp.* (Healthcare - Products)	777	27,187
CarMax, Inc.* (Retail)	333	13,886
Carnival Corp. - Class A (Leisure Time)	1,554	53,302
Caterpillar, Inc. (Machinery - Construction & Mining)	2,220	193,074
CBRE Group, Inc. - Class A* (Real Estate)	444	11,211
CenterPoint Energy, Inc. (Gas)	1,443	34,574
CenturyLink, Inc. (Telecommunications)	2,109	74,089
Chesapeake Energy Corp. (Oil & Gas)	1,776	36,248
Chevron Corp. (Oil & Gas)	6,549	778,153
CIGNA Corp. (Healthcare - Services)	999	62,308
Cincinnati Financial Corp. (Insurance)	444	20,952
Cisco Systems, Inc. (Telecommunications)	9,546	199,608
Citigroup, Inc. (Banks)	10,212	451,779
Citrix Systems, Inc.* (Software)	222	16,020
Cliffs Natural Resources, Inc. (Iron/Steel)	555	10,551
Clorox Co. (Household Products/Wares)	222	19,654
CME Group, Inc. (Diversified Financial Services)	999	61,329
CMS Energy Corp. (Electric)	888	24,811
Coca-Cola Enterprises, Inc. (Beverages)	333	12,294
Colgate-Palmolive Co. (Cosmetics/Personal Care)	555	65,507
Comerica, Inc. (Banks)	333	11,971
Computer Sciences Corp. (Computers)	222	10,929
ConAgra Foods, Inc. (Food)	1,443	51,674
ConocoPhillips (Oil & Gas)	4,107	246,831
CONSOL Energy, Inc. (Coal)	777	26,146
Consolidated Edison, Inc. (Electric)	999	60,969
Corning, Inc. (Telecommunications)	4,995	66,583
Costco Wholesale Corp. (Retail)	888	94,226
Coventry Health Care, Inc. (Healthcare - Services)	444	20,881
Covidien PLC (Healthcare - Products)	555	37,651
CSX Corp. (Transportation)	3,441	84,752
CVS Caremark Corp. (Retail)	4,107	225,844
Danaher Corp. (Miscellaneous Manufacturing)	777	48,291
Darden Restaurants, Inc. (Retail)	444	22,946
Dean Foods Co.* (Food)	666	12,075

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Deere & Co. (Machinery - Diversified)	444	$38,175
Dell, Inc. (Computers)	4,884	69,988
DENTSPLY International, Inc. (Healthcare - Products)	222	9,417
Devon Energy Corp. (Oil & Gas)	1,221	68,889
Diamond Offshore Drilling, Inc. (Oil & Gas)	222	15,442
Dollar General Corp.* (Retail)	339	17,147
Dominion Resources, Inc. (Electric)	1,998	116,243
Dover Corp. (Miscellaneous Manufacturing)	222	16,179
DTE Energy Co. (Electric)	555	37,929
Duke Energy Corp. (Electric)	2,331	169,208
Dun & Bradstreet Corp. (Software)	111	9,285
E*TRADE Financial Corp.* (Diversified Financial Services)	888	9,510
E.I. du Pont de Nemours & Co. (Chemicals)	1,554	76,395
Eaton Corp. (Electrical Components & Equipment)	777	47,591
Edison International (Electric)	1,110	55,855
Electronic Arts, Inc.* (Software)	999	17,682
Emerson Electric Co. (Electrical Components & Equipment)	1,332	74,419
Ensco PLC - Class AADR (Oil & Gas)	777	46,620
Entergy Corp. (Electric)	555	35,098
EQT Corp. (Oil & Gas)	222	15,041
Equity Residential (REIT)	555	30,558
Exelon Corp. (Electric)	2,886	99,508
Expedia, Inc. (Internet)	111	6,661
Expeditors International of Washington, Inc. (Transportation)	333	11,891
Express Scripts Holding Co.* (Pharmaceuticals)	1,221	70,391
Exxon Mobil Corp. (Oil & Gas)	6,993	630,139
FedEx Corp. (Transportation)	999	98,102
Fidelity National Information Services, Inc. (Software)	333	13,193
Fifth Third Bancorp (Banks)	2,997	48,881
First Horizon National Corp. (Banks)	444	4,747
First Solar, Inc.* (Energy - Alternate Sources)	222	5,985
FirstEnergy Corp. (Electric)	1,443	60,895
FLIR Systems, Inc. (Electronics)	444	11,548
Flowserve Corp. (Machinery - Diversified)	111	18,616
Fluor Corp. (Engineering & Construction)	555	36,813
FMC Technologies, Inc.* (Oil & Gas Services)	444	24,149
Ford Motor Co. (Auto Manufacturers)	13,209	173,698
Forest Laboratories, Inc.* (Pharmaceuticals)	777	29,557
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,219	106,549
Frontier Communications Corp. (Telecommunications)	3,330	13,253
GameStop Corp. - Class A (Retail)	444	12,419
Gannett Co., Inc. (Media)	444	9,710
Garmin, Ltd. (Electronics)	333	11,002
General Dynamics Corp. (Aerospace/Defense)	1,110	78,266
General Electric Co. (Miscellaneous Manufacturing)	35,076	810,958
General Mills, Inc. (Food)	1,221	60,207
Genuine Parts Co. (Distribution/Wholesale)	555	43,290
Genworth Financial, Inc. - Class A* (Insurance)	1,665	16,650
H & R Block, Inc. (Commercial Services)	555	16,328
Halliburton Co. (Oil & Gas Services)	1,776	71,768
Harley-Davidson, Inc. (Leisure Time)	333	17,749
Harman International Industries, Inc. (Home Furnishings)	222	9,908
Harris Corp. (Telecommunications)	222	10,287
Hartford Financial Services Group, Inc. (Insurance)	1,443	37,229
Hasbro, Inc. (Toys/Games/Hobbies)	333	14,632
HCP, Inc. (REIT)	666	33,207
Heinz (H.J.) Co. (Food)	555	40,110
Helmerich & Payne, Inc. (Oil & Gas)	333	20,213
Hess Corp. (Oil & Gas)	999	71,538
Hewlett-Packard Co. (Computers)	6,549	156,128
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,332	100,366
Hormel Foods Corp. (Food)	444	18,346
Hospira, Inc.* (Healthcare - Products)	555	18,221
Host Hotels & Resorts, Inc. (REIT)	2,442	42,711
Hudson City Bancorp, Inc. (Savings & Loans)	1,554	13,427
Humana, Inc. (Healthcare - Services)	555	38,356
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	444	24,424
Integrys Energy Group, Inc. (Electric)	222	12,912
IntercontinentalExchange, Inc.* (Diversified Financial Services)	111	18,101
International Business Machines Corp. (Computers)	1,665	355,144
International Flavors & Fragrances, Inc. (Chemicals)	111	8,510
International Game Technology (Entertainment)	888	14,652
International Paper Co. (Forest Products & Paper)	1,443	67,214
Invesco, Ltd. (Diversified Financial Services)	555	16,073
Iron Mountain, Inc. (Commercial Services)	222	8,061
J.C. Penney Co., Inc. (Retail)	444	6,709
J.P. Morgan Chase & Co. (Banks)	12,876	611,095
Jabil Circuit, Inc. (Electronics)	666	12,308
Jacobs Engineering Group, Inc.* (Engineering & Construction)	444	24,971
Johnson & Johnson (Healthcare - Products)	4,440	361,993
Johnson Controls, Inc. (Auto Parts & Equipment)	2,331	81,748
Joy Global, Inc. (Machinery - Construction & Mining)	333	19,820
Juniper Networks, Inc.* (Telecommunications)	1,776	32,927
Kellogg Co. (Food)	444	28,607
KeyCorp (Banks)	1,554	15,478
Kimberly-Clark Corp. (Household Products/Wares)	555	54,379
Kimco Realty Corp. (REIT)	666	14,918
Kinder Morgan, Inc. (Pipelines)	2,109	81,576
Kohls Corp. (Retail)	666	30,723
Kraft Foods Group, Inc. (Food)	1,998	102,957
Kroger Co. (Food)	1,776	58,857
L-3 Communications Holdings, Inc. (Aerospace/Defense)	333	26,946
Laboratory Corp. of America Holdings* (Healthcare - Services)	333	30,037
Lam Research Corp.* (Semiconductors)	222	9,204
Legg Mason, Inc. (Diversified Financial Services)	333	10,706

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Holding Companies - Diversified)	999	$27,403
Lincoln National Corp. (Insurance)	888	28,958
Linear Technology Corp. (Semiconductors)	222	8,518
Lockheed Martin Corp. (Aerospace/Defense)	444	42,855
Loews Corp. (Insurance)	999	44,026
LyondellBasell Industries N.V. - Class A (Chemicals)	1,332	84,302
M&T Bank Corp. (Banks)	111	11,451
Macy’s, Inc. (Retail)	1,332	55,731
Marathon Oil Corp. (Oil & Gas)	2,442	82,344
Marathon Petroleum Corp. (Oil & Gas)	555	49,728
Marriott International, Inc. - Class A (Lodging)	333	14,076
Marsh & McLennan Cos., Inc. (Insurance)	888	33,717
McDonald’s Corp. (Retail)	1,665	165,984
McGraw-Hill Cos., Inc. (Media)	333	17,343
McKesson Corp. (Pharmaceuticals)	777	83,885
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	333	25,791
MeadWestvaco Corp. (Forest Products & Paper)	555	20,147
Medtronic, Inc. (Healthcare - Products)	1,776	83,401
MetLife, Inc. (Insurance)	3,663	139,267
MetroPCS Communications, Inc.* (Telecommunications)	555	6,050
Microchip Technology, Inc. (Semiconductors)	222	8,161
Micron Technology, Inc.* (Semiconductors)	1,998	19,940
Microsoft Corp. (Software)	11,433	327,098
Molex, Inc. (Electrical Components & Equipment)	222	6,500
Molson Coors Brewing Co. - Class B (Beverages)	555	27,156
Mondelez International, Inc. - Class A (Food)	5,994	183,476
Morgan Stanley Dean Witter & Co. (Banks)	4,662	102,471
Motorola Solutions, Inc. (Telecommunications)	888	56,859
Murphy Oil Corp. (Oil & Gas)	666	42,444
Nabors Industries, Ltd. (Oil & Gas)	999	16,204
NASDAQ Stock Market, Inc. (Diversified Financial Services)	444	14,341
National Oilwell Varco, Inc. (Oil & Gas Services)	1,443	102,092
NetApp, Inc.* (Computers)	444	15,167
Newfield Exploration Co.* (Oil & Gas)	444	9,954
Newmont Mining Corp. (Mining)	1,665	69,747
NextEra Energy, Inc. (Electric)	1,443	112,092
NIKE, Inc. - Class B (Apparel)	999	58,951
NiSource, Inc. (Gas)	999	29,311
Noble Corp. (Oil & Gas)	888	33,877
Norfolk Southern Corp. (Transportation)	1,110	85,559
Northeast Utilities System (Electric)	1,110	48,241
Northern Trust Corp. (Banks)	777	42,393
Northrop Grumman Corp. (Aerospace/Defense)	777	54,507
NRG Energy, Inc. (Electric)	1,110	29,404
Nucor Corp. (Iron/Steel)	555	25,613
NVIDIA Corp. (Semiconductors)	2,109	27,037
NYSE Euronext (Diversified Financial Services)	777	30,023
Occidental Petroleum Corp. (Oil & Gas)	2,775	217,477
Omnicom Group, Inc. (Advertising)	444	26,152
ONEOK, Inc. (Pipelines)	666	31,748
Owens-Illinois, Inc.* (Packaging & Containers)	555	14,790
Pall Corp. (Miscellaneous Manufacturing)	222	15,178
Parker Hannifin Corp. (Miscellaneous Manufacturing)	555	50,827
Patterson Cos., Inc. (Healthcare - Products)	333	12,667
Paychex, Inc. (Commercial Services)	444	15,571
Peabody Energy Corp. (Coal)	888	18,781
Pentair, Ltd. (Miscellaneous Manufacturing)	333	17,566
People’s United Financial, Inc. (Savings & Loans)	1,110	14,918
Pepco Holdings, Inc. (Electric)	777	16,628
Pfizer, Inc. (Pharmaceuticals)	9,990	288,311
PG&E Corp. (Electric)	1,443	64,257
Phillips 66 (Oil & Gas)	2,109	147,567
Pinnacle West Capital Corp. (Electric)	333	19,277
Pitney Bowes, Inc. (Office/Business Equipment)	666	9,897
Plum Creek Timber Co., Inc. (Forest Products & Paper)	222	11,588
PNC Financial Services Group (Banks)	1,776	118,104
PPL Corp. (Electric)	1,998	62,557
Praxair, Inc. (Chemicals)	444	49,524
Precision Castparts Corp. (Metal Fabricate/Hardware)	222	42,096
Principal Financial Group, Inc. (Insurance)	888	30,219
Procter & Gamble Co. (Cosmetics/Personal Care)	4,662	359,254
Progressive Corp. (Insurance)	1,887	47,684
Prologis, Inc. (REIT)	1,554	62,129
Prudential Financial, Inc. (Insurance)	888	52,383
Public Service Enterprise Group, Inc. (Electric)	1,665	57,176
Public Storage, Inc. (REIT)	222	33,815
QEP Resources, Inc. (Oil & Gas)	555	17,671
Quest Diagnostics, Inc. (Healthcare - Services)	555	31,330
Range Resources Corp. (Oil & Gas)	222	17,991
Raytheon Co. (Aerospace/Defense)	1,110	65,257
Regions Financial Corp. (Banks)	2,442	20,000
Republic Services, Inc. (Environmental Control)	999	32,967
Reynolds American, Inc. (Agriculture)	555	24,692
Robert Half International, Inc. (Commercial Services)	222	8,331
Rockwell Automation, Inc. (Machinery - Diversified)	111	9,585
Rockwell Collins, Inc. (Aerospace/Defense)	222	14,013
Rowan Cos. PLC - Class A* (Oil & Gas)	444	15,700
Ryder System, Inc. (Transportation)	222	13,265
Safeway, Inc. (Food)	777	20,474
SAIC, Inc. (Commercial Services)	999	13,536
SanDisk Corp.* (Computers)	777	42,735
SCANA Corp. (Electric)	444	22,715
Schlumberger, Ltd. (Oil & Gas Services)	1,776	133,005
Sealed Air Corp. (Packaging & Containers)	333	8,029
Sempra Energy (Gas)	333	26,620
Sigma-Aldrich Corp. (Chemicals)	222	17,245
Simon Property Group, Inc. (REIT)	444	70,400
Southern Co. (Electric)	2,886	135,410
Southwestern Energy Co.* (Oil & Gas)	555	20,679

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectra Energy Corp. (Pipelines)	2,220	$68,265
St. Jude Medical, Inc. (Healthcare - Products)	999	40,400
Stanley Black & Decker, Inc. (Hand/Machine Tools)	555	44,938
Staples, Inc. (Retail)	2,331	31,305
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	222	14,148
State Street Corp. (Banks)	1,554	91,826
Stryker Corp. (Healthcare - Products)	444	28,967
SunTrust Banks, Inc. (Banks)	1,776	51,167
Symantec Corp.* (Internet)	888	21,916
Sysco Corp. (Food)	1,998	70,269
Target Corp. (Retail)	2,220	151,959
TE Connectivity, Ltd. (Electronics)	777	32,580
TECO Energy, Inc. (Electric)	666	11,868
Tenet Healthcare Corp.* (Healthcare - Services)	333	15,844
Texas Instruments, Inc. (Semiconductors)	1,443	51,197
Textron, Inc. (Miscellaneous Manufacturing)	888	26,471
The ADT Corp. (Commercial Services)	333	16,297
The AES Corp. (Electric)	2,109	26,510
The Charles Schwab Corp. (Diversified Financial Services)	3,663	64,798
The Chubb Corp. (Insurance)	888	77,727
The Dow Chemical Co. (Chemicals)	4,107	130,767
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	333	21,322
The Goldman Sachs Group, Inc. (Banks)	1,443	212,337
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	777	9,798
The Interpublic Group of Cos., Inc. (Advertising)	777	10,124
The JM Smucker Co. - Class A (Food)	222	22,014
The Travelers Cos., Inc. (Insurance)	1,221	102,796
The Williams Cos., Inc. (Pipelines)	1,221	45,739
Thermo Fisher Scientific, Inc. (Electronics)	333	25,471
Tiffany & Co. (Retail)	222	15,438
Torchmark Corp. (Insurance)	333	19,913
Total System Services, Inc. (Commercial Services)	333	8,252
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,554	49,728
Tyson Foods, Inc. - Class A (Food)	999	24,795
United Parcel Service, Inc. - Class B (Transportation)	1,221	104,883
United States Steel Corp. (Iron/Steel)	444	8,658
United Technologies Corp. (Aerospace/Defense)	2,886	269,638
UnitedHealth Group, Inc. (Healthcare - Services)	3,441	196,859
UnumProvident Corp. (Insurance)	888	25,086
Valero Energy Corp. (Oil & Gas)	1,887	85,840
Varian Medical Systems, Inc.* (Healthcare - Products)	111	7,992
Ventas, Inc. (REIT)	333	24,376
Verizon Communications, Inc. (Telecommunications)	5,106	250,960
Viacom, Inc. - Class B (Media)	666	41,006
Vornado Realty Trust (REIT)	333	27,852
Vulcan Materials Co. (Mining)	111	5,739
W.W. Grainger, Inc. (Distribution/Wholesale)	111	24,973
Walgreen Co. (Retail)	2,886	137,604
Wal-Mart Stores, Inc. (Retail)	5,661	423,612
Walt Disney Co. (Media)	1,776	100,876
Waste Management, Inc. (Environmental Control)	1,443	56,580
Waters Corp.* (Electronics)	111	10,424
WellPoint, Inc. (Healthcare - Services)	999	66,164
Wells Fargo & Co. (Banks)	16,539	611,777
Western Digital Corp. (Computers)	777	39,068
Western Union Co. (Commercial Services)	1,887	28,380
Weyerhaeuser Co. (REIT)	666	20,899
Whirlpool Corp. (Home Furnishings)	222	26,298
Windstream Corp. (Telecommunications)	1,998	15,884
Wisconsin Energy Corp. (Electric)	777	33,326
WPX Energy, Inc.* (Oil & Gas)	666	10,669
Xcel Energy, Inc. (Electric)	1,665	49,451
Xerox Corp. (Office/Business Equipment)	4,107	35,320
Xilinx, Inc. (Semiconductors)	333	12,711
XL Group PLC (Insurance)	999	30,270
Xylem, Inc. (Machinery - Diversified)	333	9,177
YUM! Brands, Inc. (Retail)	555	39,927
Zimmer Holdings, Inc. (Healthcare - Products)	111	8,349
TOTAL COMMON STOCKS (Cost $16,017,636)		23,055,224

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $8,000	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000
TOTAL INVESTMENT SECURITIES (Cost $16,025,636) - 100.5%		23,063,224
Net other assets (liabilities) - (0.5)%		(105,251)

NET ASSETS - 100.0%		$22,957,973

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$36,276	0.2%
Aerospace/Defense	551,482	2.4%
Agriculture	198,822	0.9%
Apparel	58,951	0.3%
Auto Manufacturers	173,698	0.8%
Auto Parts & Equipment	91,546	0.4%
Banks	2,641,254	11.5%
Beverages	74,715	0.3%
Chemicals	435,772	2.0%
Coal	44,927	0.2%
Commercial Services	163,851	0.8%
Computers	748,188	3.2%
Cosmetics/Personal Care	475,996	2.1%
Distribution/Wholesale	68,263	0.3%
Diversified Financial Services	281,908	1.2%
Electric	1,470,520	6.4%
Electrical Components & Equipment	128,510	0.5%
Electronics	103,333	0.5%
Energy - Alternate Sources	5,985	NM
Engineering & Construction	61,784	0.3%
Entertainment	14,652	0.1%
Environmental Control	89,547	0.4%
Food	708,966	3.0%
Forest Products & Paper	98,949	0.5%
Gas	109,131	0.5%
Hand/Machine Tools	44,938	0.2%
Healthcare - Products	700,076	3.1%
Healthcare - Services	518,522	2.3%
Holding Companies - Diversified	27,403	0.1%
Home Furnishings	36,206	0.2%
Household Products/Wares	88,375	0.4%
Insurance	1,835,522	8.0%
Internet	28,577	0.1%
Iron/Steel	55,381	0.2%
Leisure Time	71,051	0.3%
Lodging	28,224	0.1%
Machinery - Construction & Mining	212,894	0.9%
Machinery - Diversified	75,553	0.3%
Media	180,559	0.7%
Metal Fabricate/Hardware	42,096	0.2%
Mining	213,244	0.9%
Miscellaneous Manufacturing	1,254,391	5.5%
Office/Business Equipment	45,217	0.2%
Oil & Gas	2,890,499	12.6%
Oil & Gas Services	426,933	1.9%
Packaging & Containers	31,779	0.1%
Pharmaceuticals	792,438	3.4%
Pipelines	227,328	1.0%
Real Estate	11,211	NM
REIT	418,228	1.9%
Retail	1,501,693	6.5%
Savings & Loans	28,345	0.1%
Semiconductors	173,093	0.8%
Software	425,515	1.8%
Telecommunications	1,406,623	6.0%
Toys/Games/Hobbies	14,632	0.1%
Transportation	411,652	1.8%
Other**	(97,251)	(0.5)%
Total	$22,957,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
3M Co. (Miscellaneous Manufacturing)	1,331	$141,498
Abbott Laboratories (Pharmaceuticals)	3,630	128,212
AbbVie, Inc.* (Pharmaceuticals)	5,808	236,849
Accenture PLC - Class A (Computers)	1,573	119,501
Actavis, Inc.* (Pharmaceuticals)	484	44,581
Adobe Systems, Inc.* (Software)	1,815	78,971
Agilent Technologies, Inc. (Electronics)	1,331	55,862
Airgas, Inc. (Chemicals)	121	11,998
Akamai Technologies, Inc.* (Internet)	605	21,350
Alexion Pharmaceuticals, Inc.* (Biotechnology)	726	66,894
Allergan, Inc. (Pharmaceuticals)	726	81,043
Altera Corp. (Semiconductors)	605	21,459
Altria Group, Inc. (Agriculture)	4,235	145,642
Amazon.com, Inc.* (Internet)	1,331	354,698
American Express Co. (Diversified Financial Services)	3,509	236,718
American Tower Corp. (REIT)	1,452	111,688
Ameriprise Financial, Inc. (Diversified Financial Services)	726	53,470
Amgen, Inc. (Biotechnology)	2,783	285,285
Amphenol Corp. - Class A (Electronics)	605	45,163
Anadarko Petroleum Corp. (Oil & Gas)	968	84,652
Analog Devices, Inc. (Semiconductors)	726	33,752
Aon PLC (Insurance)	726	44,649
Apartment Investment and Management Co. - Class A (REIT)	242	7,420
Apple Computer, Inc. (Computers)	3,509	1,553,190
Applied Materials, Inc. (Semiconductors)	4,477	60,350
Autodesk, Inc.* (Software)	484	19,960
Automatic Data Processing, Inc. (Commercial Services)	1,089	70,807
AutoNation, Inc.* (Retail)	121	5,294
AutoZone, Inc.* (Retail)	121	48,009
AvalonBay Communities, Inc. (REIT)	242	30,654
Ball Corp. (Packaging & Containers)	605	28,785
Bank of America Corp. (Banks)	40,051	487,820
Bank of New York Mellon Corp. (Banks)	2,178	60,962
Bard (C.R.), Inc. (Healthcare - Products)	121	12,194
Baxter International, Inc. (Healthcare - Products)	2,057	149,421
Becton, Dickinson & Co. (Healthcare - Products)	363	34,706
Bed Bath & Beyond, Inc.* (Retail)	363	23,384
Bemis Co., Inc. (Packaging & Containers)	121	4,884
Biogen Idec, Inc.* (Biotechnology)	847	163,395
BlackRock, Inc. (Diversified Financial Services)	242	62,165
BMC Software, Inc.* (Software)	363	16,818
Boeing Co. (Aerospace/Defense)	2,541	218,145
BorgWarner, Inc.* (Auto Parts & Equipment)	484	37,433
Boston Properties, Inc. (REIT)	363	36,685
Boston Scientific Corp.* (Healthcare - Products)	2,178	17,010
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,388	139,552
Broadcom Corp. - Class A (Semiconductors)	1,936	67,121
Brown-Forman Corp. - Class B (Beverages)	605	43,197
C.H. Robinson Worldwide, Inc. (Transportation)	363	21,584
Cabot Oil & Gas Corp. (Oil & Gas)	484	32,723
Cameron International Corp.* (Oil & Gas Services)	484	31,557
Campbell Soup Co. (Food)	363	16,466
CarMax, Inc.* (Retail)	484	20,183
CBRE Group, Inc. - Class A* (Real Estate)	726	18,332
CBS Corp. - Class B (Media)	2,178	101,691
Celgene Corp.* (Biotechnology)	1,573	182,326
Cerner Corp.* (Software)	484	45,859
CF Industries Holdings, Inc. (Chemicals)	242	46,070
Chipotle Mexican Grill, Inc.* (Retail)	121	39,430
Cintas Corp. (Textiles)	363	16,019
Cisco Systems, Inc. (Telecommunications)	9,317	194,818
Citrix Systems, Inc.* (Software)	363	26,194
Clorox Co. (Household Products/Wares)	242	21,424
Coach, Inc. (Apparel)	1,089	54,439
Coca-Cola Co. (Beverages)	14,157	572,509
Coca-Cola Enterprises, Inc. (Beverages)	605	22,337
Cognizant Technology Solutions Corp.* (Computers)	1,089	83,428
Colgate-Palmolive Co. (Cosmetics/Personal Care)	968	114,253
Comcast Corp. - Class A (Media)	9,801	411,741
Comerica, Inc. (Banks)	363	13,050
Computer Sciences Corp. (Computers)	363	17,870
Constellation Brands, Inc.* (Beverages)	605	28,822
Costco Wholesale Corp. (Retail)	726	77,036
Covidien PLC (Healthcare - Products)	1,089	73,878
Crown Castle International Corp.* (Telecommunications)	1,089	75,838
Cummins, Inc. (Machinery - Diversified)	605	70,065
D.R. Horton, Inc. (Home Builders)	1,089	26,464
Danaher Corp. (Miscellaneous Manufacturing)	1,331	82,722
DaVita, Inc.* (Healthcare - Services)	363	43,048
Deere & Co. (Machinery - Diversified)	968	83,228
Delphi Automotive PLC (Auto Components)	1,089	48,352
Denbury Resources, Inc.* (Oil & Gas)	1,331	24,823
DENTSPLY International, Inc. (Healthcare - Products)	363	15,398
DIRECTV - Class A* (Media)	2,178	123,297
Discover Financial Services (Diversified Financial Services)	1,815	81,385
Discovery Communications, Inc. - Class A* (Media)	968	76,220
Dollar General Corp.* (Retail)	605	30,601
Dollar Tree, Inc.* (Retail)	847	41,020
Dover Corp. (Miscellaneous Manufacturing)	363	26,455
Dr. Pepper Snapple Group, Inc. (Beverages)	726	34,086
Dun & Bradstreet Corp. (Software)	121	10,122
E.I. du Pont de Nemours & Co. (Chemicals)	1,694	83,277
Eastman Chemical Co. (Chemicals)	605	42,271
Eaton Corp. (Electrical Components & Equipment)	847	51,879

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
eBay, Inc.* (Internet)	4,356	$236,182
Ecolab, Inc. (Chemicals)	968	77,614
Edwards Lifesciences Corp.* (Healthcare - Products)	363	29,824
Eli Lilly & Co. (Pharmaceuticals)	3,751	213,019
EMC Corp.* (Computers)	7,744	185,004
Emerson Electric Co. (Electrical Components & Equipment)	1,210	67,603
EOG Resources, Inc. (Oil & Gas)	968	123,972
EQT Corp. (Oil & Gas)	242	16,396
Equifax, Inc. (Commercial Services)	484	27,874
Equity Residential (REIT)	605	33,311
Expedia, Inc. (Internet)	242	14,522
Expeditors International of Washington, Inc. (Transportation)	363	12,963
Express Scripts Holding Co.* (Pharmaceuticals)	1,694	97,659
Exxon Mobil Corp. (Oil & Gas)	8,954	806,844
F5 Networks, Inc.* (Internet)	242	21,557
Family Dollar Stores, Inc. (Retail)	363	21,435
Fastenal Co. (Distribution/Wholesale)	968	49,706
Fidelity National Information Services, Inc. (Software)	726	28,764
First Horizon National Corp. (Banks)	484	5,169
Fiserv, Inc.* (Software)	484	42,510
Flowserve Corp. (Machinery - Diversified)	121	20,293
FMC Corp. (Chemicals)	484	27,603
FMC Technologies, Inc.* (Oil & Gas Services)	363	19,744
Fossil, Inc.* (Distribution/Wholesale)	242	23,377
Franklin Resources, Inc. (Diversified Financial Services)	484	72,992
Gannett Co., Inc. (Media)	363	7,939
General Mills, Inc. (Food)	1,089	53,698
Gilead Sciences, Inc.* (Biotechnology)	5,687	278,265
Google, Inc. - Class A* (Internet)	968	768,622
H & R Block, Inc. (Commercial Services)	484	14,239
Halliburton Co. (Oil & Gas Services)	1,452	58,675
Harley-Davidson, Inc. (Leisure Time)	484	25,797
Harris Corp. (Telecommunications)	242	11,214
HCP, Inc. (REIT)	968	48,264
Health Care REIT, Inc. (REIT)	968	65,737
Heinz (H.J.) Co. (Food)	605	43,723
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,452	109,408
Huntington Bancshares, Inc. (Banks)	3,146	23,249
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,573	95,859
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	605	33,281
Intel Corp. (Semiconductors)	18,271	399,220
IntercontinentalExchange, Inc.* (Diversified Financial Services)	121	19,731
International Business Machines Corp. (Computers)	2,057	438,758
International Flavors & Fragrances, Inc. (Chemicals)	121	9,277
Intuit, Inc. (Software)	1,089	71,493
Intuitive Surgical, Inc.* (Healthcare - Products)	121	59,434
Invesco, Ltd. (Diversified Financial Services)	1,089	31,537
Iron Mountain, Inc. (Commercial Services)	363	13,181
JDS Uniphase Corp.* (Telecommunications)	847	11,324
Johnson & Johnson (Healthcare - Products)	5,445	443,932
Kellogg Co. (Food)	484	31,184
KeyCorp (Banks)	1,694	16,872
Kimberly-Clark Corp. (Household Products/Wares)	847	82,989
Kimco Realty Corp. (REIT)	847	18,973
KLA-Tencor Corp. (Semiconductors)	605	31,908
L Brands, Inc. (Retail)	847	37,827
Lam Research Corp.* (Semiconductors)	363	15,050
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	16,350
Lennar Corp. - Class A (Home Builders)	605	25,095
Life Technologies Corp.* (Biotechnology)	605	39,101
Linear Technology Corp. (Semiconductors)	605	23,214
Lockheed Martin Corp. (Aerospace/Defense)	484	46,716
Lorillard, Inc. (Agriculture)	1,452	58,588
Lowe’s Cos., Inc. (Retail)	4,114	156,003
LSI Logic Corp.* (Semiconductors)	2,057	13,946
M&T Bank Corp. (Banks)	242	24,965
Marathon Petroleum Corp. (Oil & Gas)	605	54,208
Marriott International, Inc. - Class A (Lodging)	484	20,453
Marsh & McLennan Cos., Inc. (Insurance)	1,089	41,349
Masco Corp. (Building Materials)	1,331	26,953
MasterCard, Inc. - Class A (Commercial Services)	363	196,430
Mattel, Inc. (Toys/Games/Hobbies)	1,331	58,284
McCormick & Co., Inc. (Food)	484	35,598
McDonald’s Corp. (Retail)	1,936	193,000
McGraw-Hill Cos., Inc. (Media)	726	37,810
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	363	28,114
Medtronic, Inc. (Healthcare - Products)	1,815	85,233
Merck & Co., Inc. (Pharmaceuticals)	11,132	492,368
MetroPCS Communications, Inc.* (Telecommunications)	605	6,595
Microchip Technology, Inc. (Semiconductors)	484	17,792
Micron Technology, Inc.* (Semiconductors)	1,573	15,699
Microsoft Corp. (Software)	15,367	439,649
Molex, Inc. (Electrical Components & Equipment)	242	7,086
Monsanto Co. (Chemicals)	1,936	204,499
Monster Beverage Corp.* (Beverages)	484	23,106
Moody’s Corp. (Commercial Services)	726	38,710
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,452	42,021
NetApp, Inc.* (Computers)	847	28,934
Netflix, Inc.* (Internet)	242	45,837
Newell Rubbermaid, Inc. (Housewares)	1,089	28,423
News Corp. - Class A (Media)	7,381	225,268
NIKE, Inc. - Class B (Apparel)	1,573	92,823
Noble Energy, Inc. (Oil & Gas)	605	69,974
Nordstrom, Inc. (Retail)	605	33,414
Nucor Corp. (Iron/Steel)	605	27,921
Omnicom Group, Inc. (Advertising)	484	28,508
Oracle Corp. (Software)	13,673	442,184
O’Reilly Automotive, Inc.* (Retail)	363	37,226
PACCAR, Inc. (Auto Manufacturers)	1,331	67,295
Pall Corp. (Miscellaneous Manufacturing)	242	16,546
Paychex, Inc. (Commercial Services)	726	25,461
Pentair, Ltd. (Miscellaneous Manufacturing)	363	19,148

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	5,687	$449,899
PerkinElmer, Inc. (Electronics)	363	12,211
Perrigo Co. (Pharmaceuticals)	363	43,099
PetSmart, Inc. (Retail)	363	22,542
Pfizer, Inc. (Pharmaceuticals)	15,730	453,968
Philip Morris International, Inc. (Agriculture)	6,050	560,896
Pioneer Natural Resources Co. (Oil & Gas)	484	60,137
Plum Creek Timber Co., Inc. (Forest Products & Paper)	363	18,949
PPG Industries, Inc. (Chemicals)	484	64,827
Praxair, Inc. (Chemicals)	605	67,482
Precision Castparts Corp. (Metal Fabricate/Hardware)	363	68,832
Priceline.com, Inc.* (Internet)	242	166,479
Procter & Gamble Co. (Cosmetics/Personal Care)	4,961	382,294
Prudential Financial, Inc. (Insurance)	847	49,965
Public Storage, Inc. (REIT)	242	36,861
PulteGroup, Inc.* (Home Builders)	1,210	24,490
PVH Corp. (Retail)	242	25,848
Qualcomm, Inc. (Telecommunications)	6,413	429,351
Quanta Services, Inc.* (Commercial Services)	847	24,207
Ralph Lauren Corp. (Apparel)	242	40,973
Range Resources Corp. (Oil & Gas)	363	29,418
Red Hat, Inc.* (Software)	726	36,707
Regions Financial Corp. (Banks)	2,541	20,811
Reynolds American, Inc. (Agriculture)	605	26,916
Robert Half International, Inc. (Commercial Services)	363	13,623
Rockwell Automation, Inc. (Machinery - Diversified)	363	31,345
Rockwell Collins, Inc. (Aerospace/Defense)	242	15,275
Roper Industries, Inc. (Machinery - Diversified)	363	46,214
Ross Stores, Inc. (Retail)	847	51,345
Salesforce.com, Inc.* (Software)	484	86,554
Schlumberger, Ltd. (Oil & Gas Services)	3,025	226,542
Scripps Networks Interactive - Class A (Media)	363	23,355
Seagate Technology PLC (Computers)	1,210	44,238
Sealed Air Corp. (Packaging & Containers)	363	8,752
Sempra Energy (Gas)	363	29,018
Sherwin-Williams Co. (Chemicals)	363	61,307
Sigma-Aldrich Corp. (Chemicals)	242	18,799
Simon Property Group, Inc. (REIT)	726	115,116
SLM Corp. (Diversified Financial Services)	1,694	34,693
Snap-on, Inc. (Hand/Machine Tools)	242	20,013
Southwest Airlines Co. (Airlines)	2,662	35,884
Southwestern Energy Co.* (Oil & Gas)	726	27,051
Sprint Nextel Corp.* (Telecommunications)	11,132	69,130
Starbucks Corp. (Retail)	2,783	158,520
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	484	30,845
Stericycle, Inc.* (Environmental Control)	363	38,543
Stryker Corp. (Healthcare - Products)	605	39,470
Symantec Corp.* (Internet)	1,573	38,822
T. Rowe Price Group, Inc. (Diversified Financial Services)	968	72,474
TE Connectivity, Ltd. (Electronics)	726	30,441
Teradata Corp.* (Computers)	605	35,399
Teradyne, Inc.* (Semiconductors)	726	11,776
Tesoro Petroleum Corp. (Oil & Gas)	484	28,338
Texas Instruments, Inc. (Semiconductors)	2,541	90,155
The ADT Corp. (Commercial Services)	484	23,687
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	484	30,991
The Gap, Inc. (Retail)	1,089	38,551
The Hershey Co. (Food)	605	52,956
The Home Depot, Inc. (Retail)	5,566	388,394
The Interpublic Group of Cos., Inc. (Advertising)	605	7,883
The JM Smucker Co. - Class A (Food)	242	23,997
The Mosaic Co. (Chemicals)	968	57,702
The Williams Cos., Inc. (Pipelines)	1,210	45,327
Thermo Fisher Scientific, Inc. (Electronics)	847	64,788
Tiffany & Co. (Retail)	242	16,829
Time Warner Cable, Inc. (Media)	1,089	104,609
Time Warner, Inc. (Media)	3,509	202,189
TJX Cos., Inc. (Retail)	2,662	124,449
Total System Services, Inc. (Commercial Services)	242	5,997
TripAdvisor, Inc.* (Internet)	363	19,065
U.S. Bancorp (Banks)	6,897	234,015
Union Pacific Corp. (Transportation)	1,694	241,242
United Parcel Service, Inc. - Class B (Transportation)	1,331	114,333
Urban Outfitters, Inc.* (Retail)	363	14,063
V.F. Corp. (Apparel)	363	60,893
Varian Medical Systems, Inc.* (Healthcare - Products)	242	17,424
Ventas, Inc. (REIT)	726	53,143
VeriSign, Inc.* (Internet)	605	28,604
Verizon Communications, Inc. (Telecommunications)	4,961	243,832
Viacom, Inc. - Class B (Media)	968	59,600
Visa, Inc. - Class A (Commercial Services)	1,936	328,810
Vornado Realty Trust (REIT)	363	30,361
Vulcan Materials Co. (Mining)	363	18,767
W.W. Grainger, Inc. (Distribution/Wholesale)	121	27,223
Walt Disney Co. (Media)	4,719	268,039
Waters Corp.* (Electronics)	242	22,726
Weyerhaeuser Co. (REIT)	1,331	41,767
Whole Foods Market, Inc. (Food)	605	52,484
Wyndham Worldwide Corp. (Lodging)	484	31,208
Wynn Resorts, Ltd. (Lodging)	242	30,289
Xilinx, Inc. (Semiconductors)	605	23,093
Xylem, Inc. (Machinery - Diversified)	363	10,004
Yahoo!, Inc.* (Internet)	3,630	85,414
YUM! Brands, Inc. (Retail)	1,089	78,343
Zimmer Holdings, Inc. (Healthcare - Products)	484	36,406
Zions Bancorp (Banks)	726	18,143
TOTAL COMMON STOCKS (Cost $15,924,426)		26,490,219

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $15,942,426) - 100.6%		26,508,219
Net other assets (liabilities) - (0.6)%		(156,900)

NET ASSETS - 100.0%		$26,351,319

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$36,391	0.1%
Aerospace/Defense	280,136	1.1%
Agriculture	792,042	3.0%
Airlines	35,884	0.1%
Apparel	249,128	1.0%
Auto Components	48,352	0.2%
Auto Manufacturers	67,295	0.3%
Auto Parts & Equipment	37,433	0.1%
Banks	905,056	3.5%
Beverages	1,173,956	4.5%
Biotechnology	1,015,266	3.9%
Building Materials	26,953	0.1%
Chemicals	772,726	2.8%
Commercial Services	783,026	3.0%
Computers	2,506,322	9.4%
Cosmetics/Personal Care	527,538	2.0%
Distribution/Wholesale	100,306	0.4%
Diversified Financial Services	665,165	2.5%
Electrical Components & Equipment	126,568	0.5%
Electronics	231,191	0.9%
Environmental Control	38,543	0.1%
Food	310,106	1.2%
Forest Products & Paper	18,949	0.1%
Gas	29,018	0.1%
Hand/Machine Tools	20,013	0.1%
Healthcare - Products	1,014,330	3.9%
Healthcare - Services	43,048	0.2%
Home Builders	76,049	0.3%
Household Products/Wares	104,413	0.4%
Housewares	28,423	0.1%
Insurance	135,963	0.5%
Internet	1,801,152	6.9%
Iron/Steel	27,921	0.1%
Leisure Time	25,797	0.1%
Lodging	112,795	0.4%
Machinery - Diversified	261,149	1.0%
Media	1,641,758	6.2%
Metal Fabricate/Hardware	68,832	0.3%
Mining	18,767	0.1%
Miscellaneous Manufacturing	541,267	2.0%
Oil & Gas	1,358,536	5.1%
Oil & Gas Services	336,518	1.3%
Packaging & Containers	42,421	0.2%
Pharmaceuticals	2,000,485	7.4%
Pipelines	45,327	0.2%
Real Estate	18,332	0.1%
REIT	629,980	2.4%
Retail	1,682,746	6.4%
Semiconductors	824,535	3.1%
Software	1,345,785	5.1%
Telecommunications	1,042,102	4.0%
Textiles	16,019	0.1%
Toys/Games/Hobbies	58,284	0.2%
Transportation	390,122	1.4%
Other**	(138,900)	(0.5)%
Total	$26,351,319	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Commercial Services)	3,864	$110,820
Acuity Brands, Inc. (Electrical Components & Equipment)	920	63,802
Acxiom Corp.* (Software)	1,472	30,029
ADTRAN, Inc. (Telecommunications)	3,312	65,081
Advance Auto Parts, Inc. (Retail)	1,840	152,076
Advent Software, Inc.* (Software)	920	25,732
Aecom Technology Corp.* (Engineering & Construction)	5,704	187,091
Aeropostale, Inc.* (Retail)	4,232	57,555
AGCO Corp. (Machinery - Diversified)	5,152	268,523
Albemarle Corp. (Chemicals)	1,840	115,037
Alexander & Baldwin, Inc.* (Real Estate)	2,392	85,514
Alexandria Real Estate Equities, Inc. (REIT)	3,496	248,146
Alleghany Corp.* (Insurance)	368	145,699
Alliant Energy Corp. (Electric)	5,888	295,460
Alliant Techsystems, Inc. (Aerospace/Defense)	1,840	133,271
Allscripts Healthcare Solutions, Inc.* (Software)	9,200	125,028
Alpha Natural Resources, Inc.* (Coal)	11,960	98,192
American Campus Communities, Inc. (REIT)	2,944	133,481
American Financial Group, Inc. (Insurance)	4,048	191,794
ANSYS, Inc.* (Software)	1,840	149,813
AOL, Inc. (Internet)	2,392	92,068
Apollo Investment Corp. (Investment Companies)	10,856	90,756
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,496	200,496
Aqua America, Inc. (Water)	3,496	109,914
Arch Coal, Inc. (Coal)	11,408	61,945
Arrow Electronics, Inc.* (Electronics)	5,704	231,696
Arthur J. Gallagher & Co. (Insurance)	3,312	136,819
Ashland, Inc. (Chemicals)	1,840	136,712
Aspen Insurance Holdings, Ltd. (Insurance)	3,680	141,974
Associated Banc-Corp. (Banks)	9,016	136,953
Astoria Financial Corp. (Savings & Loans)	4,416	43,542
Atmos Energy Corp. (Gas)	4,784	204,229
Atwood Oceanics, Inc.* (Oil & Gas)	3,128	164,345
Avnet, Inc.* (Electronics)	7,360	266,432
BancorpSouth, Inc. (Banks)	4,416	71,981
Bank of Hawaii Corp. (Banks)	2,392	121,538
Barnes & Noble, Inc.* (Retail)	2,024	33,295
Big Lots, Inc.* (Retail)	3,128	110,325
Bill Barrett Corp.* (Oil & Gas)	2,576	52,216
BioMed Realty Trust, Inc. (REIT)	9,936	214,618
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,104	139,104
Black Hills Corp. (Electric)	2,392	105,344
BRE Properties, Inc. - Class A (REIT)	2,392	116,443
Brinker International, Inc. (Retail)	1,104	41,566
Broadridge Financial Solutions, Inc. (Software)	3,496	86,841
Brown & Brown, Inc. (Insurance)	2,944	94,326
Cabot Corp. (Chemicals)	3,312	113,270
Camden Property Trust (REIT)	2,208	151,645
CARBO Ceramics, Inc. (Oil & Gas Services)	552	50,271
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,472	99,787
Carpenter Technology Corp. (Iron/Steel)	736	36,277
CBOE Holdings, Inc. (Diversified Financial Services)	1,840	67,970
Church & Dwight, Inc. (Household Products/Wares)	3,128	202,163
Cimarex Energy Co. (Oil & Gas)	2,576	194,333
Clarcor, Inc. (Miscellaneous Manufacturing)	1,472	77,103
Cleco Corp. (Electric)	3,312	155,763
Commerce Bancshares, Inc. (Banks)	4,232	172,793
Commercial Metals Co. (Metal Fabricate/Hardware)	6,256	99,158
Community Health Systems, Inc. (Healthcare - Services)	4,968	235,434
Compass Minerals International, Inc. (Mining)	920	72,588
Compuware Corp.* (Software)	11,408	142,600
Convergys Corp. (Commercial Services)	5,704	97,139
Con-way, Inc. (Transportation)	2,944	103,658
Corporate Office Properties Trust (REIT)	2,576	68,728
Covance, Inc.* (Healthcare - Services)	1,104	82,049
Crane Co. (Miscellaneous Manufacturing)	2,576	143,895
Cullen/Frost Bankers, Inc. (Banks)	3,312	207,098
Cypress Semiconductor Corp. (Semiconductors)	3,864	42,620
Cytec Industries, Inc. (Chemicals)	920	68,154
Deckers Outdoor Corp.* (Apparel)	1,840	102,470
Deluxe Corp. (Commercial Services)	1,472	60,941
DeVry, Inc. (Commercial Services)	3,128	99,314
Diebold, Inc. (Computers)	3,312	100,420
Domtar Corp. (Forest Products & Paper)	1,840	142,821
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,760	99,884
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	3,864	73,261
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,208	136,145
Dril-Quip, Inc.* (Oil & Gas Services)	920	80,196
DST Systems, Inc. (Computers)	1,656	118,023
Duke Realty Corp. (REIT)	9,568	162,465
East West Bancorp, Inc. (Banks)	7,544	193,654
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,944	90,557
Energen Corp. (Oil & Gas)	3,864	200,967
Energizer Holdings, Inc. (Electrical Components & Equipment)	3,312	330,306
Equity One, Inc. (REIT)	1,840	44,105
Essex Property Trust, Inc. (REIT)	1,104	166,240
Esterline Technologies Corp.* (Aerospace/Defense)	1,656	125,359
Everest Re Group, Ltd. (Insurance)	2,760	358,413
Exelis, Inc. (Aerospace/Defense)	10,120	110,207
FactSet Research Systems, Inc. (Media)	920	85,192
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,808	96,265
Federal Realty Investment Trust (REIT)	1,472	159,035

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	4,968	$117,593
Fidelity National Title Group, Inc. - Class A (Insurance)	5,152	129,985
First Niagara Financial Group, Inc. (Savings & Loans)	18,952	167,915
FirstMerit Corp. (Banks)	5,888	97,329
Flowers Foods, Inc. (Food)	3,128	103,036
Forest Oil Corp.* (Oil & Gas)	3,128	16,453
FTI Consulting, Inc.* (Commercial Services)	2,208	83,153
Fulton Financial Corp. (Banks)	4,784	55,973
Gardner Denver, Inc. (Machinery - Diversified)	2,576	193,483
GATX Corp. (Trucking & Leasing)	2,576	133,875
General Cable Corp.* (Electrical Components & Equipment)	2,760	101,099
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,104	102,793
Global Payments, Inc. (Commercial Services)	2,024	100,512
Granite Construction, Inc. (Engineering & Construction)	1,840	58,586
Great Plains Energy, Inc. (Electric)	8,280	192,013
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,392	135,770
Greenhill & Co., Inc. (Diversified Financial Services)	552	29,466
Greif, Inc. - Class A (Packaging & Containers)	1,656	88,795
GUESS?, Inc. (Retail)	3,312	82,237
Hancock Holding Co. (Banks)	4,600	142,232
Hanover Insurance Group, Inc. (Insurance)	2,392	118,835
Harris Teeter Supermarkets, Inc. (Food)	2,576	110,021
Harsco Corp. (Miscellaneous Manufacturing)	4,416	109,384
Hawaiian Electric Industries, Inc. (Electric)	5,336	147,861
HCC Insurance Holdings, Inc. (Insurance)	5,336	224,272
Health Management Associates, Inc. - Class A* (Healthcare - Services)	13,800	177,606
Health Net, Inc.* (Healthcare - Services)	4,232	121,120
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,336	122,088
Henry Schein, Inc.* (Healthcare - Products)	1,840	170,292
Herman Miller, Inc. (Office Furnishings)	1,840	50,913
Highwoods Properties, Inc. (REIT)	1,656	65,528
Hill-Rom Holdings, Inc. (Healthcare - Products)	3,312	116,649
Hillshire Brands Co. (Food)	6,624	232,833
HNI Corp. (Office Furnishings)	2,392	84,892
Hologic, Inc.* (Healthcare - Products)	6,808	153,861
Home Properties, Inc. (REIT)	1,472	93,354
Hospitality Properties Trust (REIT)	7,360	201,958
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,288	125,077
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,760	147,191
IDACORP, Inc. (Electric)	2,760	133,225
IDEX Corp. (Machinery - Diversified)	1,472	78,634
Informatica Corp.* (Software)	5,888	202,958
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	8,096	159,329
Integrated Device Technology, Inc.* (Semiconductors)	3,680	27,490
International Bancshares Corp. (Banks)	2,944	61,235
International Rectifier Corp.* (Semiconductors)	3,680	77,832
International Speedway Corp. - Class A (Entertainment)	1,288	42,092
Intersil Corp. - Class A (Semiconductors)	6,808	59,298
Intrepid Potash, Inc. (Chemicals)	2,944	55,229
ITT Corp. (Miscellaneous Manufacturing)	2,576	73,236
Jack Henry & Associates, Inc. (Computers)	1,656	76,524
Janus Capital Group, Inc. (Diversified Financial Services)	10,304	96,858
JetBlue Airways Corp.* (Airlines)	12,144	83,794
John Wiley & Sons, Inc. - Class - A (Media)	2,576	100,361
Kansas City Southern Industries, Inc. (Transportation)	2,392	265,273
KBR, Inc. (Engineering & Construction)	7,912	253,816
Kemper Corp. (Insurance)	2,944	96,003
Kennametal, Inc. (Hand/Machine Tools)	4,232	165,218
Kilroy Realty Corp. (REIT)	2,208	115,699
Kirby Corp.* (Transportation)	1,288	98,918
Lancaster Colony Corp. (Food)	552	42,504
Landstar System, Inc. (Transportation)	920	52,523
Lender Processing Services, Inc. (Commercial Services)	2,208	56,216
Lexmark International, Inc. - Class A (Computers)	3,312	87,437
Liberty Property Trust (REIT)	6,440	255,990
Life Time Fitness, Inc.* (Leisure Time)	1,104	47,229
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,576	124,833
Mack-Cali Realty Corp. (REIT)	4,416	126,342
Manpower, Inc. (Commercial Services)	4,048	229,602
ManTech International Corp. - Class A (Software)	1,288	34,609
Martin Marietta Materials (Building Materials)	1,288	131,402
Masimo Corp. (Healthcare - Products)	1,288	25,271
Matson, Inc. (Transportation)	2,208	54,317
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,472	51,358
MDU Resources Group, Inc. (Electric)	10,120	252,899
Mednax, Inc.* (Healthcare - Services)	1,288	115,443
MEMC Electronic Materials, Inc.* (Semiconductors)	12,512	55,053
Mercury General Corp. (Insurance)	2,024	76,770
Meredith Corp. (Media)	2,024	77,438
Micros Systems, Inc.* (Computers)	2,208	100,486
Mine Safety Appliances Co. (Environmental Control)	920	45,650
Minerals Technologies, Inc. (Chemicals)	1,840	76,378
Mohawk Industries, Inc.* (Textiles)	1,104	124,884
Monster Worldwide, Inc.* (Commercial Services)	6,256	31,718
MSCI, Inc. - Class A* (Software)	2,576	87,404
National Fuel Gas Co. (Gas)	4,416	270,921
National Retail Properties, Inc. (REIT)	3,312	119,795
NCR Corp.* (Computers)	2,944	81,137
New York Community Bancorp (Savings & Loans)	23,736	340,611
NV Energy, Inc. (Electric)	12,696	254,301
NVR, Inc.* (Home Builders)	184	198,740
Oceaneering International, Inc. (Oil & Gas Services)	2,392	158,853
Office Depot, Inc.* (Retail)	7,176	28,202

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OGE Energy Corp. (Electric)	5,336	$373,413
Oil States International, Inc.* (Oil & Gas Services)	1,288	105,062
Old Republic International Corp. (Insurance)	13,064	166,043
Olin Corp. (Chemicals)	4,232	106,731
Omnicare, Inc. (Pharmaceuticals)	5,704	232,267
Oshkosh Truck Corp.* (Auto Manufacturers)	4,784	203,272
Owens & Minor, Inc. (Distribution/Wholesale)	3,496	113,830
Patterson-UTI Energy, Inc. (Oil & Gas)	3,864	92,118
Plains Exploration & Production Co.* (Oil & Gas)	2,760	131,017
Plantronics, Inc. (Telecommunications)	920	40,655
PNM Resources, Inc. (Electric)	2,024	47,139
Polycom, Inc.* (Telecommunications)	9,568	106,013
Post Holdings, Inc.* (Food)	1,840	78,991
Potlatch Corp. (REIT)	920	42,191
Primerica, Inc. (Insurance)	2,392	78,410
Prosperity Bancshares, Inc. (Banks)	2,392	113,357
Protective Life Corp. (Insurance)	4,232	151,506
PTC, Inc.* (Software)	3,496	89,113
QLogic Corp.* (Semiconductors)	4,968	57,629
Questar Corp. (Gas)	9,384	228,313
Quicksilver Resources, Inc.* (Oil & Gas)	3,312	7,452
R.R. Donnelley & Sons Co. (Commercial Services)	9,752	117,512
Raymond James Financial Corp. (Diversified Financial Services)	2,576	118,753
Rayonier, Inc. (REIT)	2,576	153,710
Realty Income Corp. (REIT)	4,416	200,266
Regal-Beloit Corp. (Hand/Machine Tools)	1,104	90,042
Regency Centers Corp. (REIT)	2,208	116,825
Regis Corp. (Retail)	3,128	56,898
Reinsurance Group of America, Inc. (Insurance)	4,048	241,544
Reliance Steel & Aluminum Co. (Iron/Steel)	4,048	288,097
Rent-A-Center, Inc. (Commercial Services)	3,128	115,548
RF Micro Devices, Inc.* (Telecommunications)	8,280	44,050
Rock-Tenn Co. - Class A (Packaging & Containers)	3,864	358,540
Rollins, Inc. (Commercial Services)	1,656	40,655
Rosetta Resources, Inc.* (Oil & Gas)	1,104	52,528
Rovi Corp.* (Semiconductors)	5,520	118,182
RPM, Inc. (Chemicals)	3,680	116,214
Saks, Inc.* (Retail)	5,520	63,314
Scholastic Corp. (Media)	1,472	39,229
Scientific Games Corp. - Class A* (Entertainment)	2,760	24,150
SEI Investments Co. (Commercial Services)	3,128	90,243
Senior Housing Properties Trust (REIT)	4,968	133,291
Sensient Technologies Corp. (Chemicals)	2,760	107,888
Signet Jewelers, Ltd. (Retail)	2,392	160,265
Silgan Holdings, Inc. (Packaging & Containers)	1,288	60,858
Silicon Laboratories, Inc.* (Semiconductors)	920	38,051
SL Green Realty Corp. (REIT)	4,968	427,794
SM Energy Co. (Oil & Gas)	1,472	87,172
Smithfield Foods, Inc.* (Food)	6,624	175,403
Solera Holdings, Inc. (Software)	1,288	75,129
Sonoco Products Co. (Packaging & Containers)	5,520	193,145
Sotheby’s - Class A (Commercial Services)	1,288	48,184
SPX Corp. (Miscellaneous Manufacturing)	2,576	203,402
StanCorp Financial Group, Inc. (Insurance)	2,392	102,282
Steel Dynamics, Inc. (Iron/Steel)	11,776	186,885
STERIS Corp. (Healthcare - Products)	3,128	130,156
Strayer Education, Inc. (Commercial Services)	552	26,706
Superior Energy Services, Inc.* (Oil & Gas Services)	8,648	224,589
SUPERVALU, Inc. (Food)	6,256	31,530
Synopsys, Inc.* (Computers)	3,864	138,640
Taubman Centers, Inc. (REIT)	1,472	114,316
TCF Financial Corp. (Banks)	8,832	132,127
Tech Data Corp.* (Electronics)	2,024	92,315
Techne Corp. (Healthcare - Products)	920	62,422
Teleflex, Inc. (Healthcare - Products)	2,208	186,597
Telephone & Data Systems, Inc. (Telecommunications)	5,336	112,430
Tellabs, Inc. (Telecommunications)	18,032	37,687
Tempur-Pedic International, Inc.* (Home Furnishings)	1,288	63,923
The Brink’s Co. (Miscellaneous Manufacturing)	2,576	72,798
The Cheesecake Factory, Inc. (Retail)	1,104	42,625
The Corporate Executive Board Co. (Commercial Services)	736	42,806
The Macerich Co. (REIT)	4,232	272,456
The New York Times Co. - Class A* (Media)	6,624	64,915
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,024	87,518
The Wendy’s Co. (Retail)	15,088	85,549
Tidewater, Inc. (Transportation)	2,576	130,088
Tootsie Roll Industries, Inc. (Food)	568	16,981
Towers Watson & Co. - Class A (Commercial Services)	3,128	216,832
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,232	191,837
Triumph Group, Inc. (Aerospace/Defense)	1,104	86,664
Trustmark Corp. (Banks)	3,680	92,037
Tupperware Corp. (Household Products/Wares)	1,104	90,241
UDR, Inc. (REIT)	7,728	186,940
UGI Corp. (Gas)	6,072	233,104
Unit Corp.* (Oil & Gas)	2,392	108,956
United Natural Foods, Inc.* (Food)	1,288	63,370
United Rentals, Inc.* (Commercial Services)	1,472	80,916
Universal Corp. (Agriculture)	1,288	72,180
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,784	305,555
URS Corp. (Engineering & Construction)	4,048	191,916
UTI Worldwide, Inc. (Transportation)	5,520	79,930
Valassis Communications, Inc. (Commercial Services)	2,024	60,457
Valley National Bancorp (Banks)	10,672	109,281
VCA Antech, Inc.* (Pharmaceuticals)	4,784	112,376
Vectren Corp. (Gas)	4,416	156,415
VeriFone Systems, Inc.* (Software)	2,944	60,882
Vishay Intertechnology, Inc.* (Electronics)	7,176	97,665
W.R. Berkley Corp. (Insurance)	5,888	261,251
Waste Connections, Inc. (Environmental Control)	3,312	119,166

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watsco, Inc. (Distribution/Wholesale)	552	$46,467
Webster Financial Corp. (Banks)	2,024	49,102
Weingarten Realty Investors (REIT)	3,128	98,688
WellCare Health Plans, Inc.* (Healthcare - Services)	2,392	138,640
Werner Enterprises, Inc. (Transportation)	2,392	57,743
Westamerica Bancorp (Banks)	1,472	66,726
Westar Energy, Inc. (Electric)	6,808	225,889
WGL Holdings, Inc. (Gas)	2,760	121,716
WMS Industries, Inc.* (Leisure Time)	2,944	74,218
Woodward, Inc. (Electronics)	3,312	131,685
World Fuel Services Corp. (Retail)	3,864	153,478
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,104	52,032
TOTAL COMMON STOCKS (Cost $27,172,152)		35,927,829

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $48,000	$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000
TOTAL INVESTMENT SECURITIES (Cost $27,220,152) - 100.3%		35,975,829
Net other assets (liabilities) - (0.3)%		(122,431)

NET ASSETS - 100.0%		$35,853,398

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Aerospace/Defense	$455,501	1.3%
Agriculture	72,180	0.2%
Airlines	83,794	0.2%
Apparel	102,470	0.3%
Auto Manufacturers	203,272	0.6%
Banks	1,823,416	5.1%
Beverages	135,770	0.4%
Biotechnology	139,104	0.4%
Building Materials	131,402	0.4%
Chemicals	895,613	2.4%
Coal	160,137	0.4%
Commercial Services	1,709,274	4.8%
Computers	702,667	2.0%
Distribution/Wholesale	319,626	0.8%
Diversified Financial Services	430,640	1.2%
Electric	2,183,307	6.0%
Electrical Components & Equipment	620,284	1.7%
Electronics	819,793	2.3%
Engineering & Construction	691,409	1.9%
Entertainment	139,503	0.4%
Environmental Control	164,816	0.5%
Food	854,669	2.5%
Forest Products & Paper	142,821	0.4%
Gas	1,214,698	3.4%
Hand/Machine Tools	255,260	0.7%
Healthcare - Products	845,248	2.4%
Healthcare - Services	1,300,680	3.7%
Home Builders	198,740	0.6%
Home Furnishings	63,923	0.2%
Household Products/Wares	379,922	1.1%
Insurance	2,715,926	7.6%
Internet	92,068	0.3%
Investment Companies	90,756	0.3%
Iron/Steel	511,259	1.4%
Leisure Time	121,447	0.3%
Machinery - Diversified	592,672	1.6%
Media	367,135	1.0%
Metal Fabricate/Hardware	99,158	0.3%
Mining	72,588	0.2%
Miscellaneous Manufacturing	1,323,180	3.7%
Office Furnishings	135,805	0.4%
Oil & Gas	1,107,557	3.1%
Oil & Gas Services	877,204	2.5%
Packaging & Containers	701,338	2.0%
Pharmaceuticals	435,200	1.2%
Real Estate	85,514	0.2%
REIT	4,190,049	11.6%
Retail	1,067,385	2.8%
Savings & Loans	552,068	1.5%
Semiconductors	572,420	1.6%
Shipbuilding	147,191	0.4%
Software	1,110,138	3.1%
Telecommunications	405,916	1.1%
Textiles	124,884	0.3%
Transportation	945,243	2.7%
Trucking & Leasing	133,875	0.4%
Water	109,914	0.3%
Other**	(74,431)	(0.2)%
Total	$35,853,398	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
ACI Worldwide, Inc.* (Software)	2,080	$101,629
Acuity Brands, Inc. (Electrical Components & Equipment)	1,300	90,155
Acxiom Corp.* (Software)	2,340	47,736
Advance Auto Parts, Inc. (Retail)	1,820	150,423
Advent Software, Inc.* (Software)	780	21,817
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,600	399,282
Alaska Air Group, Inc.* (Airlines)	3,380	216,185
Albemarle Corp. (Chemicals)	2,600	162,552
Alleghany Corp.* (Insurance)	520	205,879
Alliance Data Systems Corp.* (Commercial Services)	2,600	420,914
AMC Networks, Inc. - Class A* (Media)	2,860	180,695
American Campus Communities, Inc. (REIT)	2,600	117,884
American Eagle Outfitters, Inc. (Retail)	8,840	165,308
Ametek, Inc. (Electrical Components & Equipment)	11,960	518,585
ANN, Inc.* (Retail)	2,340	67,907
ANSYS, Inc.* (Software)	2,860	232,862
AOL, Inc. (Internet)	1,560	60,044
Aqua America, Inc. (Water)	3,640	114,442
Arthur J. Gallagher & Co. (Insurance)	3,120	128,887
Ascena Retail Group, Inc.* (Retail)	6,240	115,752
Ashland, Inc. (Chemicals)	1,820	135,226
Atmel Corp.* (Semiconductors)	21,840	152,006
Bally Technologies, Inc.* (Entertainment)	2,080	108,098
BE Aerospace, Inc.* (Aerospace/Defense)	5,200	313,508
Bob Evans Farms, Inc. (Retail)	1,300	55,406
BRE Properties, Inc. - Class A (REIT)	1,560	75,941
Brinker International, Inc. (Retail)	2,340	88,101
Broadridge Financial Solutions, Inc. (Software)	2,860	71,042
Brown & Brown, Inc. (Insurance)	3,120	99,965
Cabela’s, Inc.* (Retail)	2,340	142,225
Cadence Design Systems, Inc.* (Computers)	14,040	195,576
Camden Property Trust (REIT)	2,080	142,854
CARBO Ceramics, Inc. (Oil & Gas Services)	520	47,356
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,820	123,378
Carpenter Technology Corp. (Iron/Steel)	1,560	76,892
Carter’s, Inc.* (Apparel)	2,600	148,902
Cathay Bancorp, Inc. (Banks)	3,640	73,237
CBOE Holdings, Inc. (Diversified Financial Services)	2,600	96,044
Charles River Laboratories International, Inc.* (Biotechnology)	2,340	103,592
Chico’s FAS, Inc. (Retail)	8,320	139,776
Church & Dwight, Inc. (Household Products/Wares)	3,900	252,057
Ciena Corp.* (Telecommunications)	4,940	79,089
Cimarex Energy Co. (Oil & Gas)	1,820	137,301
Cinemark Holdings, Inc. (Entertainment)	5,200	153,088
City National Corp. (Banks)	2,340	137,849
Clarcor, Inc. (Miscellaneous Manufacturing)	1,040	54,475
Clean Harbors, Inc.* (Environmental Control)	2,600	151,033
CommVault Systems, Inc.* (Software)	2,080	170,518
Compass Minerals International, Inc. (Mining)	780	61,542
Concur Technologies, Inc.* (Software)	2,340	160,664
Copart, Inc.* (Retail)	5,200	178,256
CoreLogic, Inc.* (Commercial Services)	4,940	127,748
Corporate Office Properties Trust (REIT)	1,560	41,621
Corrections Corp. of America (Commercial Services)	4,940	193,007
Covance, Inc.* (Healthcare - Services)	1,560	115,939
Cree, Inc.* (Semiconductors)	5,720	312,941
Cypress Semiconductor Corp. (Semiconductors)	3,120	34,414
Cytec Industries, Inc. (Chemicals)	1,300	96,304
Deluxe Corp. (Commercial Services)	1,040	43,056
Dick’s Sporting Goods, Inc. (Retail)	4,940	233,662
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,160	150,550
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,820	112,221
Dril-Quip, Inc.* (Oil & Gas Services)	780	67,993
Duke Realty Corp. (REIT)	7,280	123,614
Eaton Vance Corp. (Diversified Financial Services)	5,720	239,268
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,120	95,971
Equinix, Inc.* (Internet)	2,340	506,165
Equity One, Inc. (REIT)	1,300	31,161
Essex Property Trust, Inc. (REIT)	1,040	156,603
Extra Space Storage, Inc. (REIT)	5,200	204,204
FactSet Research Systems, Inc. (Media)	1,040	96,304
Fair Isaac Corp. (Software)	1,820	83,156
Federal Realty Investment Trust (REIT)	1,820	196,633
Fidelity National Title Group, Inc. - Class A (Insurance)	5,980	150,875
First American Financial Corp. (Insurance)	5,460	139,612
Flowers Foods, Inc. (Food)	2,860	94,209
Foot Locker, Inc. (Retail)	7,540	258,171
Forest Oil Corp.* (Oil & Gas)	2,860	15,044
Fortune Brands Home & Security, Inc.* (Building Materials)	8,060	301,686
Fulton Financial Corp. (Banks)	5,460	63,882
Gartner Group, Inc.* (Commercial Services)	4,680	254,639
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,560	145,252
Gentex Corp. (Electronics)	7,020	140,470
Global Payments, Inc. (Commercial Services)	2,080	103,293
Graco, Inc. (Machinery - Diversified)	3,120	181,054
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,900	221,364
Greenhill & Co., Inc. (Diversified Financial Services)	780	41,636
Hanesbrands, Inc.* (Apparel)	4,940	225,066
Henry Schein, Inc.* (Healthcare - Products)	2,600	240,630
Herman Miller, Inc. (Office Furnishings)	1,300	35,971
Highwoods Properties, Inc. (REIT)	2,340	92,594
HMS Holdings Corp.* (Commercial Services)	4,420	120,003
HollyFrontier Corp. (Oil & Gas)	10,140	521,703

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hologic, Inc.* (Healthcare - Products)	7,020	$158,652
Home Properties, Inc. (REIT)	1,040	65,957
HSN, Inc. (Retail)	1,820	99,845
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,560	151,492
IDEX Corp. (Machinery - Diversified)	2,860	152,781
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,600	240,214
Ingredion, Inc. (Food)	3,900	282,048
Integrated Device Technology, Inc.* (Semiconductors)	3,900	29,133
InterDigital, Inc. (Telecommunications)	2,080	99,486
Itron, Inc.* (Electronics)	1,820	84,448
ITT Corp. (Miscellaneous Manufacturing)	2,080	59,134
J.B. Hunt Transport Services, Inc. (Transportation)	4,420	329,202
Jack Henry & Associates, Inc. (Computers)	2,600	120,146
Jarden Corp.* (Household Products/Wares)	5,460	233,961
Jones Lang LaSalle, Inc. (Real Estate)	2,080	206,773
Kansas City Southern Industries, Inc. (Transportation)	3,380	374,842
KB Home (Home Builders)	4,160	90,563
Kilroy Realty Corp. (REIT)	1,820	95,368
Kirby Corp.* (Transportation)	1,560	119,808
Lamar Advertising Co. - Class A* (Advertising)	2,860	139,025
Lancaster Colony Corp. (Food)	520	40,040
Landstar System, Inc. (Transportation)	1,300	74,217
Lender Processing Services, Inc. (Commercial Services)	2,080	52,957
Lennox International, Inc. (Building Materials)	2,340	148,567
Life Time Fitness, Inc.* (Leisure Time)	1,040	44,491
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,160	225,389
LKQ Corp.* (Distribution/Wholesale)	14,820	322,483
Louisiana-Pacific Corp.* (Building Materials)	7,020	151,632
M.D.C. Holdings, Inc. (Home Builders)	1,820	66,703
Martin Marietta Materials (Building Materials)	1,040	106,101
Masimo Corp. (Healthcare - Products)	1,560	30,607
Mednax, Inc.* (Healthcare - Services)	1,300	116,519
Mentor Graphics Corp. (Computers)	4,680	84,474
Mettler Toledo International, Inc.* (Electronics)	1,560	332,623
Micros Systems, Inc.* (Computers)	1,820	82,828
Mine Safety Appliances Co. (Environmental Control)	780	38,704
Mohawk Industries, Inc.* (Textiles)	1,820	205,878
MSC Industrial Direct Co. - Class A (Retail)	2,340	200,725
MSCI, Inc. - Class A* (Software)	3,640	123,505
National Instruments Corp. (Electronics)	4,680	153,270
National Retail Properties, Inc. (REIT)	2,600	94,042
NCR Corp.* (Computers)	5,460	150,478
NeuStar, Inc. - Class A* (Telecommunications)	3,380	157,272
NewMarket Corp. (Chemicals)	520	135,387
Nordson Corp. (Machinery - Diversified)	2,860	188,617
Northern Oil & Gas, Inc.* (Oil & Gas)	2,860	41,127
NVR, Inc.* (Home Builders)	260	280,829
Oceaneering International, Inc. (Oil & Gas Services)	3,120	207,199
Office Depot, Inc.* (Retail)	7,540	29,632
Oil States International, Inc.* (Oil & Gas Services)	1,560	127,249
OMEGA Healthcare Investors, Inc. (REIT)	5,720	173,659
Packaging Corp. of America (Packaging & Containers)	4,940	221,658
Panera Bread Co. - Class A* (Hotels, Restaurants & Leisure)	1,300	214,812
Patterson-UTI Energy, Inc. (Oil & Gas)	3,640	86,778
Plains Exploration & Production Co.* (Oil & Gas)	3,900	185,132
Plantronics, Inc. (Telecommunications)	1,300	57,447
PNM Resources, Inc. (Electric)	2,080	48,443
Polaris Industries, Inc. (Leisure Time)	3,120	288,569
Potlatch Corp. (REIT)	1,040	47,694
PTC, Inc.* (Software)	2,600	66,274
Quicksilver Resources, Inc.* (Oil & Gas)	2,860	6,435
Rackspace Hosting, Inc.* (Internet)	5,460	275,621
Raymond James Financial Corp. (Diversified Financial Services)	3,120	143,832
Rayonier, Inc. (REIT)	3,640	217,199
Realty Income Corp. (REIT)	5,460	247,612
Regal-Beloit Corp. (Hand/Machine Tools)	1,300	106,028
Regency Centers Corp. (REIT)	2,600	137,566
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,900	687,959
ResMed, Inc. (Healthcare - Products)	7,020	325,448
RF Micro Devices, Inc.* (Telecommunications)	6,240	33,197
Riverbed Technology, Inc.* (Computers)	8,060	120,175
Rollins, Inc. (Commercial Services)	1,820	44,681
Rosetta Resources, Inc.* (Oil & Gas)	1,560	74,225
Royal Gold, Inc. (Mining)	3,120	221,614
RPM, Inc. (Chemicals)	3,120	98,530
SEI Investments Co. (Commercial Services)	3,900	112,515
Semtech Corp.* (Semiconductors)	3,380	119,618
Senior Housing Properties Trust (REIT)	4,680	125,564
Service Corp. International (Diversified Consumer Services)	10,400	173,992
Signature Bank* (Banks)	2,340	184,298
Signet Jewelers, Ltd. (Retail)	1,820	121,940
Silgan Holdings, Inc. (Packaging & Containers)	1,040	49,140
Silicon Laboratories, Inc.* (Semiconductors)	1,040	43,014
Skyworks Solutions, Inc.* (Semiconductors)	9,620	211,929
SM Energy Co. (Oil & Gas)	1,820	107,780
Solarwinds, Inc.* (Software)	3,120	184,392
Solera Holdings, Inc. (Software)	2,080	121,326
Sotheby’s - Class A (Commercial Services)	2,340	87,539
SUPERVALU, Inc. (Food)	4,680	23,587
SVB Financial Group* (Banks)	2,340	166,000
Synopsys, Inc.* (Computers)	4,160	149,261
Synovus Financial Corp. (Banks)	39,000	108,030
Taubman Centers, Inc. (REIT)	1,820	141,341
Techne Corp. (Healthcare - Products)	780	52,923
Tempur-Pedic International, Inc.* (Home Furnishings)	1,820	90,327
Terex Corp.* (Machinery - Construction & Mining)	5,460	187,933
The Cheesecake Factory, Inc. (Retail)	1,300	50,193
The Cooper Cos., Inc. (Healthcare - Products)	2,340	252,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	1,040	$60,486
The Macerich Co. (REIT)	2,860	184,127
The Timken Co. (Metal Fabricate/Hardware)	3,900	220,662
The Valspar Corp. (Chemicals)	4,160	258,959
Thor Industries, Inc. (Home Builders)	2,080	76,523
Thoratec Corp.* (Healthcare - Products)	2,860	107,250
Tibco Software, Inc.* (Internet)	7,800	157,716
Toll Brothers, Inc.* (Home Builders)	7,540	258,170
Tootsie Roll Industries, Inc. (Food)	537	16,050
Tractor Supply Co. (Retail)	3,380	351,960
Trimble Navigation, Ltd.* (Electronics)	12,480	373,901
Triumph Group, Inc. (Aerospace/Defense)	1,560	122,460
Tupperware Corp. (Household Products/Wares)	1,560	127,514
tw telecom, Inc.* (Telecommunications)	7,540	189,933
UDR, Inc. (REIT)	5,200	125,788
Under Armour, Inc. - Class A* (Apparel)	3,900	199,680
United Natural Foods, Inc.* (Food)	1,300	63,960
United Rentals, Inc.* (Commercial Services)	3,120	171,506
United Therapeutics Corp.* (Biotechnology)	2,340	142,436
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,040	163,561
ValueClick, Inc.* (Internet)	3,640	107,562
VeriFone Systems, Inc.* (Software)	2,600	53,768
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,920	600,382
Wabtec Corp. (Machinery - Diversified)	2,340	238,937
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,160	182,125
Washington Federal, Inc. (Savings & Loans)	5,200	91,000
Waste Connections, Inc. (Environmental Control)	3,120	112,258
Watsco, Inc. (Distribution/Wholesale)	780	65,660
Webster Financial Corp. (Banks)	2,080	50,461
Weingarten Realty Investors (REIT)	2,600	82,030
WEX, Inc.* (Commercial Services)	1,820	142,870
Williams-Sonoma, Inc. (Retail)	4,160	214,323
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,600	80,548
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,560	73,523
TOTAL COMMON STOCKS (Cost $21,859,902)		33,663,805

TOTAL INVESTMENT SECURITIES (Cost $21,859,902) - 100.6%		33,663,805
Net other assets (liabilities) - (0.6)%		(198,791)

NET ASSETS - 100.0%		$33,465,014

*                 Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$139,025	0.4%
Aerospace/Defense	435,968	1.3%
Airlines	216,185	0.6%
Apparel	573,648	1.7%
Banks	783,757	2.3%
Beverages	221,364	0.7%
Biotechnology	1,534,369	4.5%
Building Materials	707,986	2.1%
Chemicals	886,958	2.7%
Commercial Services	1,935,214	5.8%
Computers	902,938	2.7%
Distribution/Wholesale	388,143	1.2%
Diversified Consumer Services	173,992	0.5%
Diversified Financial Services	1,102,187	3.3%
Electric	48,443	0.1%
Electrical Components & Equipment	760,232	2.3%
Electronics	1,084,712	3.2%
Entertainment	261,186	0.8%
Environmental Control	301,995	0.9%
Food	519,894	1.5%
Hand/Machine Tools	331,417	1.0%
Healthcare - Products	1,408,163	4.2%
Healthcare - Services	232,458	0.7%
Home Builders	772,788	2.3%
Home Furnishings	90,327	0.3%
Hotels, Restaurants & Leisure	214,812	0.6%
Household Products/Wares	613,532	1.8%
Insurance	725,218	2.2%
Internet	1,107,108	3.3%
Iron/Steel	76,892	0.2%
Leisure Time	333,060	1.0%
Machinery - Construction & Mining	187,933	0.6%
Machinery - Diversified	834,912	2.5%
Media	276,999	0.8%
Metal Fabricate/Hardware	464,771	1.3%
Mining	283,156	0.8%
Miscellaneous Manufacturing	387,537	1.2%
Office Furnishings	35,971	0.1%
Oil & Gas	1,175,525	3.6%
Oil & Gas Services	562,018	1.7%
Packaging & Containers	270,798	0.8%
Pharmaceuticals	95,971	0.3%
Real Estate	206,773	0.6%
REIT	2,921,056	8.8%
Retail	2,663,605	7.8%
Savings & Loans	91,000	0.3%
Semiconductors	903,055	2.7%
Software	1,438,689	4.4%
Telecommunications	616,424	1.9%
Textiles	205,878	0.6%
Transportation	1,043,321	3.2%
Water	114,442	0.4%
Other**	(198,791)	(0.6)%
Total	$33,465,014	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,112	$36,960
AAON, Inc. (Building Materials)	1,152	31,784
AAR Corp. (Aerospace/Defense)	4,992	91,803
ABIOMED, Inc.* (Healthcare - Products)	1,728	32,262
ABM Industries, Inc. (Commercial Services)	6,336	140,913
Acadia Realty Trust (REIT)	2,880	79,978
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,880	88,186
Aegion Corp.* (Engineering & Construction)	2,688	62,227
Aerovironment, Inc.* (Aerospace/Defense)	2,496	45,252
Affymetrix, Inc.* (Healthcare - Products)	9,024	42,593
Agilysys, Inc.* (Computers)	960	9,542
AK Steel Holding Corp. (Iron/Steel)	10,368	34,318
Albany International Corp. - Class A (Machinery - Diversified)	3,648	105,427
ALLETE, Inc. (Electric)	4,416	216,472
Alliance One International, Inc.* (Agriculture)	10,368	40,332
Almost Family, Inc. (Healthcare - Services)	960	19,613
AMCOL International Corp. (Mining)	2,112	63,761
Amedisys, Inc.* (Healthcare - Services)	3,840	42,701
American Greetings Corp. - Class A (Household Products/Wares)	4,032	64,915
American Science & Engineering, Inc. (Electronics)	576	35,130
American States Water Co. (Water)	1,152	66,321
Amerisafe, Inc. (Insurance)	2,304	81,884
AMN Healthcare Services, Inc.* (Commercial Services)	2,496	39,512
AmSurg Corp.* (Healthcare - Services)	4,032	135,636
Anixter International, Inc. (Telecommunications)	3,456	241,644
Apogee Enterprises, Inc. (Building Materials)	1,728	50,026
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,688	120,960
Approach Resources, Inc.* (Oil & Gas)	1,920	47,251
Arbitron, Inc. (Commercial Services)	1,728	80,991
Arkansas Best Corp. (Transportation)	3,072	35,881
Astec Industries, Inc. (Machinery - Construction & Mining)	2,688	93,892
Atlantic Tele-Network, Inc. (Telecommunications)	576	27,942
Atlas Air Worldwide Holdings, Inc.* (Transportation)	3,264	133,040
ATMI, Inc.* (Semiconductors)	2,112	47,372
Avid Technology, Inc.* (Software)	3,840	24,077
Avista Corp. (Electric)	7,488	205,171
B&G Foods, Inc. - Class A (Food)	2,496	76,103
Balchem Corp. (Chemicals)	1,920	84,365
Bank Mutual Corp. (Savings & Loans)	5,376	29,729
Banner Corp. (Banks)	2,112	67,226
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,952	172,191
Basic Energy Services, Inc.* (Oil & Gas Services)	3,456	47,244
Bel Fuse, Inc. - Class B (Electronics)	1,344	20,980
Belden, Inc. (Electrical Components & Equipment)	2,496	128,918
Benchmark Electronics, Inc.* (Electronics)	6,912	124,555
Big 5 Sporting Goods Corp. (Retail)	2,112	32,968
Biglari Holdings, Inc.* (Consumer Services)	192	71,652
BJ’s Restaurants, Inc.* (Retail)	1,728	57,508
Black Box Corp. (Telecommunications)	2,112	46,063
Blackbaud, Inc. (Software)	2,880	85,334
Blue Nile, Inc.* (Internet)	576	19,843
Blyth, Inc. (Household Products/Wares)	1,344	23,332
Bottomline Technologies, Inc.* (Software)	2,112	60,213
Boyd Gaming Corp.* (Lodging)	7,104	58,750
Brady Corp. - Class A (Electronics)	3,456	115,880
Briggs & Stratton Corp. (Machinery - Diversified)	6,144	152,371
Bristow Group, Inc. (Transportation)	4,608	303,852
Brookline Bancorp, Inc. (Savings & Loans)	3,456	31,588
Brooks Automation, Inc. (Semiconductors)	8,448	86,001
Brown Shoe Co., Inc. (Retail)	2,688	43,008
Buckeye Technologies, Inc. (Forest Products & Paper)	4,992	149,510
C&J Energy Services, Inc.* (Oil & Gas Services)	1,344	30,778
Cabot Microelectronics Corp.* (Semiconductors)	1,536	53,376
CACI International, Inc. - Class A* (Computers)	2,880	166,665
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	2,496	29,378
Calavo Growers, Inc. (Food)	960	27,629
Calgon Carbon Corp.* (Environmental Control)	4,032	72,979
Callaway Golf Co. (Leisure Time)	5,184	34,318
Cal-Maine Foods, Inc. (Food)	768	32,686
Capella Education Co.* (Commercial Services)	1,344	41,852
Cardtronics, Inc.* (Commercial Services)	2,688	73,812
Career Education Corp.* (Commercial Services)	6,528	15,471
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,112	54,426
Casey’s General Stores, Inc. (Retail)	4,800	279,840
Cash America International, Inc. (Retail)	3,648	191,410
Cbeyond, Inc.* (Telecommunications)	3,840	28,531
CDI Corp. (Commercial Services)	1,728	29,722
CEC Entertainment, Inc. (Retail)	2,112	69,168
Cedar Realty Trust, Inc. (REIT)	3,840	23,462
Centene Corp.* (Healthcare - Services)	6,528	287,492
Central Garden & Pet Co. - Class A* (Household Products/Wares)	5,184	42,613
Century Aluminum Co.* (Mining)	6,528	50,527
CEVA, Inc.* (Semiconductors)	1,728	26,957
CH Energy Group, Inc. (Electric)	1,152	75,329
Checkpoint Systems, Inc.* (Electronics)	5,184	67,703
Chemed Corp. (Commercial Services)	960	76,781
Christopher & Banks Corp.* (Retail)	2,112	13,580
CIBER, Inc.* (Computers)	8,448	39,706

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,112	$89,759
City Holding Co. (Banks)	1,152	45,838
Clearwater Paper Corp.* (Forest Products & Paper)	2,880	151,747
Cloud Peak Energy, Inc.* (Coal)	7,680	144,230
Coherent, Inc. (Electronics)	1,152	65,364
Cohu, Inc. (Semiconductors)	2,880	26,957
Coldwater Creek, Inc.* (Retail)	1,152	3,640
Colonial Properties Trust (REIT)	6,336	143,257
Columbia Banking System, Inc. (Banks)	3,264	71,743
Comfort Systems USA, Inc. (Building Materials)	4,608	64,927
Community Bank System, Inc. (Banks)	4,992	147,913
Computer Programs & Systems, Inc. (Software)	576	31,167
comScore, Inc.* (Internet)	2,112	35,439
Comstock Resources, Inc.* (Oil & Gas)	3,456	56,160
Comtech Telecommunications Corp. (Telecommunications)	2,112	51,279
CONMED Corp. (Healthcare - Products)	3,456	117,711
Consolidated Graphics, Inc.* (Commercial Services)	960	37,536
Contango Oil & Gas Co. (Oil & Gas)	1,536	61,578
Corinthian Colleges, Inc.* (Commercial Services)	9,792	20,563
CorVel Corp.* (Commercial Services)	384	19,004
Cousins Properties, Inc. (REIT)	5,568	59,522
Cracker Barrel Old Country Store, Inc. (Retail)	3,072	248,372
Crocs, Inc.* (Apparel)	4,224	62,600
Cross Country Healthcare, Inc.* (Commercial Services)	3,840	20,390
CryoLife, Inc. (Healthcare - Products)	1,920	11,539
CSG Systems International, Inc.* (Software)	1,920	40,685
CTS Corp. (Electronics)	4,224	44,099
Cubic Corp. (Aerospace/Defense)	1,152	49,213
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,264	152,820
Curtiss-Wright Corp. (Aerospace/Defense)	5,952	206,534
CVB Financial Corp. (Banks)	7,296	82,227
Daktronics, Inc. (Electronics)	2,880	30,240
Diamond Foods, Inc.* (Food)	2,688	45,320
DiamondRock Hospitality Co. (REIT)	24,576	228,803
Digi International, Inc.* (Software)	3,264	29,148
Digital Generation, Inc.* (Media)	1,536	9,876
Digital River, Inc.* (Internet)	4,416	62,442
Dime Community Bancshares, Inc. (Savings & Loans)	1,536	22,057
DineEquity, Inc. (Retail)	1,152	79,246
Diodes, Inc.* (Semiconductors)	1,728	36,253
DSP Group, Inc.* (Semiconductors)	2,688	21,692
DTS, Inc.* (Home Furnishings)	1,536	25,544
Dycom Industries, Inc.* (Engineering & Construction)	4,224	83,171
E.W. Scripps Co.* (Media)	3,648	43,885
EastGroup Properties, Inc. (REIT)	1,728	100,570
Ebix, Inc. (Software)	2,112	34,257
El Paso Electric Co. (Electric)	4,992	167,981
Electro Scientific Industries, Inc. (Electronics)	1,536	16,973
EMCOR Group, Inc. (Engineering & Construction)	8,448	358,110
Emergent Biosolutions, Inc.* (Biotechnology)	3,264	45,631
Employers Holdings, Inc. (Insurance)	2,304	54,029
Encore Wire Corp. (Electrical Components & Equipment)	960	33,619
EnerSys* (Electrical Components & Equipment)	2,496	113,768
Engility Holdings, Inc.* (Engineering & Construction)	2,112	50,646
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,152	58,948
Enzo Biochem, Inc.* (Biotechnology)	1,728	4,355
EPIQ Systems, Inc. (Software)	4,032	56,569
EPR Properties (REIT)	5,952	309,802
Era Group, Inc.* (Energy Equipment & Services)	2,496	52,416
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,728	70,606
Exponent, Inc. (Engineering & Construction)	768	41,426
Exterran Holdings, Inc.* (Oil & Gas Services)	4,416	119,232
EZCORP, Inc. - Class A* (Retail)	5,952	126,778
FARO Technologies, Inc.* (Electronics)	960	41,654
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,872	64,078
Fifth & Pacific Cos., Inc.* (Retail)	8,064	152,249
Financial Engines, Inc. (Diversified Financial Services)	2,496	90,406
First BanCorp.* (Banks)	8,832	55,023
First Financial Bancorp (Banks)	7,296	117,101
First Financial Bankshares, Inc. (Banks)	1,728	83,981
First Midwest Bancorp, Inc. (Banks)	5,184	68,844
Forestar Group, Inc.* (Real Estate)	4,416	96,534
Forrester Research, Inc. (Commercial Services)	1,152	36,461
Forward Air Corp. (Transportation)	1,344	50,118
Franklin Street Properties Corp. (REIT)	9,024	131,931
Fred’s, Inc. - Class A (Retail)	4,224	57,784
G & K Services, Inc. (Textiles)	2,496	113,593
GenCorp, Inc.* (Aerospace/Defense)	2,880	38,304
General Communication, Inc. - Class A* (Telecommunications)	1,536	14,085
Genesco, Inc.* (Retail)	3,072	184,596
Gentiva Health Services, Inc.* (Healthcare - Services)	3,648	39,471
Getty Realty Corp. (REIT)	1,920	38,803
Gibraltar Industries, Inc.* (Building Materials)	3,648	66,576
Glacier Bancorp, Inc. (Banks)	5,568	105,681
Glatfelter (Forest Products & Paper)	5,376	125,691
Government Properties Income Trust (REIT)	4,224	108,684
Griffon Corp. (Miscellaneous Manufacturing)	5,760	68,659
Group 1 Automotive, Inc. (Retail)	2,688	161,468
GT Advanced Technologies, Inc.* (Semiconductors)	14,976	49,271
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,728	36,392
Hanmi Financial Corp.* (Banks)	4,032	64,512
Harmonic, Inc.* (Telecommunications)	14,592	84,488
Harte-Hanks, Inc. (Advertising)	5,376	41,879
Haverty Furniture Cos., Inc. (Retail)	1,344	27,633
Hawkins, Inc. (Chemicals)	768	30,682
Haynes International, Inc. (Metal Fabricate/Hardware)	1,536	84,941
Healthcare Realty Trust, Inc. (REIT)	5,184	147,174

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Healthways, Inc.* (Healthcare - Services)	1,920	$23,520
Heartland Express, Inc. (Transportation)	3,072	40,980
Heartland Payment Systems, Inc. (Commercial Services)	1,728	56,972
Heidrick & Struggles International, Inc. (Commercial Services)	2,112	31,574
Helen of Troy, Ltd.* (Household Products/Wares)	1,920	73,651
Higher One Holdings, Inc.* (Diversified Financial Services)	2,496	22,189
Hillenbrand, Inc. (Commercial Services)	4,416	111,636
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,344	44,500
Horace Mann Educators Corp. (Insurance)	4,992	104,083
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,032	187,326
Hot Topic, Inc. (Retail)	3,264	45,304
Hub Group, Inc. - Class A* (Transportation)	2,112	81,228
Iconix Brand Group, Inc.* (Apparel)	4,224	109,275
II-VI, Inc.* (Electronics)	2,496	42,532
Independent Bank Corp./MA (Banks)	1,728	56,316
Infinity Property & Casualty Corp. (Insurance)	1,536	86,323
Inland Real Estate Corp. (REIT)	4,992	50,369
Innophos Holdings, Inc. (Chemicals)	2,688	146,657
Insight Enterprises, Inc.* (Computers)	5,568	114,811
Insperity, Inc. (Commercial Services)	2,880	81,705
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,152	44,940
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	5,184	77,293
Interface, Inc. (Office Furnishings)	2,688	51,663
Intermec, Inc.* (Machinery - Diversified)	3,264	32,085
Intevac, Inc.* (Machinery - Diversified)	3,072	14,500
Invacare Corp. (Healthcare - Products)	3,648	47,606
Investment Technology Group, Inc.* (Diversified Financial Services)	4,800	52,992
ION Geophysical Corp.* (Oil & Gas Services)	8,448	57,531
IPC The Hospitalist Co.* (Healthcare - Services)	1,152	51,241
ITT Educational Services, Inc.* (Commercial Services)	1,920	26,458
J & J Snack Foods Corp. (Food)	768	59,052
j2 Global, Inc. (Computers)	2,304	90,340
Jack in the Box, Inc.* (Retail)	3,456	119,543
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,688	28,197
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,648	75,696
Jos. A. Bank Clothiers, Inc.* (Retail)	3,456	137,894
Kaiser Aluminum Corp. (Mining)	2,112	136,541
Kaman Corp. (Aerospace/Defense)	2,112	74,913
KapStone Paper & Packaging Corp. (Forest Products & Paper)	4,992	138,778
Kaydon Corp. (Metal Fabricate/Hardware)	2,496	63,848
Kelly Services, Inc. - Class A (Commercial Services)	3,456	64,558
Kindred Healthcare, Inc.* (Healthcare - Services)	6,720	70,762
Kirkland’s, Inc.* (Retail)	1,920	22,003
Kite Realty Group Trust (REIT)	9,216	62,116
Knight Transportation, Inc. (Transportation)	3,648	58,733
Kopin Corp.* (Semiconductors)	4,992	18,470
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,536	67,553
Korn/Ferry International* (Commercial Services)	6,144	109,732
Kraton Performance Polymers, Inc.* (Chemicals)	4,032	94,349
K-Swiss, Inc. - Class A* (Apparel)	3,072	14,561
Laclede Group, Inc. (Gas)	2,688	114,778
LaSalle Hotel Properties (REIT)	12,096	306,996
La-Z-Boy, Inc. (Home Furnishings)	2,688	50,723
Lexington Realty Trust (REIT)	13,056	154,061
LHC Group, Inc.* (Healthcare - Services)	1,920	41,261
Lincoln Educational Services Corp. (Commercial Services)	2,688	15,752
Lithia Motors, Inc. - Class A (Retail)	1,344	63,813
Live Nation, Inc.* (Commercial Services)	17,856	220,880
LogMeIn, Inc.* (Telecommunications)	1,920	36,902
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,536	53,422
LTC Properties, Inc. (REIT)	1,920	78,202
Lufkin Industries, Inc. (Oil & Gas Services)	2,112	140,215
Lumos Networks Corp. (Telecommunications)	960	12,941
Magellan Health Services, Inc.* (Healthcare - Services)	3,456	164,402
Maidenform Brands, Inc.* (Apparel)	2,880	50,486
Marcus Corp. (Lodging)	2,304	28,777
MarineMax, Inc.* (Retail)	3,072	41,748
Marriott Vacations Worldwide Corp.* (Entertainment)	1,728	74,148
Materion Corp. (Mining)	2,496	71,136
Matrix Service Co.* (Oil & Gas Services)	3,264	48,634
MB Financial, Inc. (Banks)	3,072	74,250
Meadowbrook Insurance Group, Inc. (Insurance)	5,952	41,962
Medical Properties Trust, Inc. (REIT)	10,176	163,223
Mercury Computer Systems, Inc.* (Computers)	4,032	29,716
Meridian Bioscience, Inc. (Healthcare - Products)	2,496	56,959
Merit Medical Systems, Inc.* (Healthcare - Products)	3,264	40,017
Methode Electronics, Inc. (Electronics)	4,416	56,878
Micrel, Inc. (Semiconductors)	3,072	32,287
MicroStrategy, Inc. - Class A* (Software)	576	58,222
Mid-America Apartment Communities, Inc. (REIT)	2,688	185,633
MKS Instruments, Inc. (Semiconductors)	3,456	94,003
Mobile Mini, Inc.* (Storage/Warehousing)	4,800	141,264
Molina Healthcare, Inc.* (Healthcare - Services)	3,648	112,614
Monarch Casino & Resort, Inc.* (Lodging)	1,152	11,209
Monotype Imaging Holdings, Inc. (Software)	1,920	45,600
Monro Muffler Brake, Inc. (Commercial Services)	2,112	83,868
Moog, Inc. - Class A* (Aerospace/Defense)	5,760	263,982
MTS Systems Corp. (Computers)	576	33,494
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,344	71,622
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,112	29,484
Nash Finch Co. (Food)	1,536	30,075

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Financial Partners* (Diversified Financial Services)	4,992	$111,971
National Presto Industries, Inc. (Aerospace/Defense)	576	46,368
Natus Medical, Inc.* (Healthcare - Products)	1,344	18,063
Navigant Consulting Co.* (Commercial Services)	6,336	83,255
NBT Bancorp, Inc. (Banks)	5,568	123,331
NCI Building Systems, Inc.* (Building Materials)	1,152	20,010
Neenah Paper, Inc. (Forest Products & Paper)	768	23,624
New Jersey Resources Corp. (Gas)	5,184	232,502
Newport Corp.* (Electronics)	4,800	81,216
Nolan Co.* (Media)	3,648	8,719
Northwest Bancshares, Inc. (Savings & Loans)	11,904	151,062
Northwest Natural Gas Co. (Gas)	3,456	151,442
NorthWestern Corp. (Electric)	4,608	183,675
NTELOS Holdings Corp. (Telecommunications)	1,920	24,595
Nutrisystem, Inc. (Internet)	3,648	30,935
NuVasive, Inc.* (Healthcare - Products)	5,568	118,653
OfficeMax, Inc. (Retail)	10,944	127,060
Old National Bancorp (Banks)	12,672	174,240
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,152	27,533
OM Group, Inc.* (Chemicals)	4,032	94,671
Omnicell, Inc.* (Software)	1,728	32,625
Oplink Communications, Inc.* (Telecommunications)	1,344	22,042
Orbital Sciences Corp.* (Aerospace/Defense)	7,488	124,975
Orion Marine Group, Inc.* (Engineering & Construction)	3,456	34,353
OSI Systems, Inc.* (Electronics)	768	47,839
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,344	18,131
Park Electrochemical Corp. (Electronics)	2,496	63,249
Parkway Properties, Inc. (REIT)	2,496	46,301
PC-Tel, Inc. (Internet)	1,152	8,179
PDC Energy, Inc.* (Oil & Gas)	2,304	114,209
Penn Virginia Corp. (Oil & Gas)	6,912	27,924
Pennsylvania REIT (REIT)	2,688	52,120
Pericom Semiconductor Corp.* (Semiconductors)	2,688	18,305
Perry Ellis International, Inc. (Apparel)	1,536	27,940
PetMed Express, Inc. (Retail)	1,344	18,030
PetroQuest Energy, Inc.* (Oil & Gas)	3,264	14,492
PharMerica Corp.* (Pharmaceuticals)	3,648	51,072
Piedmont Natural Gas Co., Inc. (Gas)	9,600	315,647
Pinnacle Entertainment, Inc.* (Entertainment)	7,296	106,668
Pioneer Energy Services Corp.* (Oil & Gas Services)	7,872	64,944
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	768	26,342
Plexus Corp.* (Electronics)	4,416	107,353
Powell Industries, Inc.* (Electrical Components & Equipment)	1,152	60,561
Power Integrations, Inc. (Semiconductors)	1,728	75,012
ProAssurance Corp. (Insurance)	7,680	363,495
Progress Software Corp.* (Software)	4,416	100,596
Prospect Capital Corp. (Investment Companies)	10,560	115,210
Provident Financial Services, Inc. (Savings & Loans)	6,912	105,546
PS Business Parks, Inc. (REIT)	960	75,763
Quality Systems, Inc. (Software)	2,688	49,137
Quiksilver, Inc.* (Apparel)	15,744	95,566
QuinStreet, Inc.* (Internet)	3,264	19,486
RadiSys Corp.* (Computers)	2,880	14,170
Red Robin Gourmet Burgers, Inc.* (Retail)	1,536	70,042
Resources Connection, Inc. (Commercial Services)	2,112	26,822
RLI Corp. (Insurance)	2,112	151,747
Rofin-Sinar Technologies, Inc.* (Electronics)	2,112	57,214
Rogers Corp.* (Electronics)	768	36,572
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,840	121,689
Rubicon Technology, Inc.* (Semiconductors)	2,112	13,939
Ruby Tuesday, Inc.* (Retail)	7,296	53,772
S&T Bancorp, Inc. (Banks)	3,840	71,194
Safety Insurance Group, Inc. (Insurance)	1,536	75,494
Sanderson Farms, Inc. (Food)	2,496	136,332
Saul Centers, Inc. (REIT)	576	25,194
ScanSource, Inc.* (Distribution/Wholesale)	3,456	97,528
Schulman (A.), Inc. (Chemicals)	3,648	115,131
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,304	89,234
SEACOR SMIT, Inc. (Oil & Gas Services)	2,304	169,758
Selective Insurance Group, Inc. (Insurance)	6,912	165,957
Seneca Foods Corp. - Class A* (Food)	960	31,699
Sigma Designs, Inc.* (Semiconductors)	2,688	13,091
Simmons First National Corp. - Class A (Banks)	2,112	53,476
Simpson Manufacturing Co., Inc. (Building Materials)	2,688	82,279
Skechers U.S.A., Inc. - Class A* (Apparel)	4,800	101,520
SkyWest, Inc. (Airlines)	6,528	104,774
Smith Corp. (Miscellaneous Manufacturing)	2,496	183,631
Snyders-Lance, Inc. (Food)	6,144	155,197
Sonic Automotive, Inc. - Class A (Retail)	4,608	102,113
Sonic Corp.* (Retail)	3,072	39,567
South Jersey Industries, Inc. (Gas)	4,032	224,139
Southwest Gas Corp. (Gas)	5,760	273,370
Sovran Self Storage, Inc. (REIT)	1,344	86,675
Spartan Motors, Inc. (Auto Parts & Equipment)	3,840	20,390
Spartan Stores, Inc. (Food)	2,688	47,174
Stage Stores, Inc. (Retail)	1,536	39,752
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,496	69,190
Standard Pacific Corp.* (Home Builders)	4,800	41,472
Stein Mart, Inc. (Retail)	3,456	28,961
Stepan Co. (Chemicals)	2,304	145,382
Sterling Bancorp (Banks)	3,840	39,014
Stewart Information Services Corp. (Insurance)	2,304	58,683
Stifel Financial Corp.* (Diversified Financial Services)	7,488	259,610
Stillwater Mining Co.* (Mining)	5,952	76,959
Stone Energy Corp.* (Oil & Gas)	6,144	133,633

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,800	$10,416
Super Micro Computer, Inc.* (Computers)	3,264	36,851
Superior Industries International, Inc. (Auto Parts & Equipment)	1,536	28,692
Supertex, Inc. (Semiconductors)	1,344	29,850
SurModics, Inc.* (Healthcare - Products)	768	20,928
Susquehanna Bancshares, Inc. (Banks)	10,752	133,647
Swift Energy Co.* (Oil & Gas)	5,376	79,619
SWS Group, Inc.* (Diversified Financial Services)	3,648	22,070
Sykes Enterprises, Inc.* (Computers)	4,992	79,672
Symmetricom, Inc.* (Telecommunications)	2,304	10,460
Symmetry Medical, Inc.* (Healthcare - Products)	4,608	52,762
Synaptics, Inc.* (Computers)	2,688	109,375
Synchronoss Technologies, Inc.* (Software)	1,728	53,620
SYNNEX Corp.* (Software)	3,264	120,768
Take-Two Interactive Software, Inc.* (Software)	5,376	86,822
Tanger Factory Outlet Centers, Inc. (REIT)	5,184	187,557
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,880	225,908
TeleTech Holdings, Inc.* (Commercial Services)	2,688	57,012
Tennant Co. (Machinery - Diversified)	1,344	65,265
Tessera Technologies, Inc. (Semiconductors)	6,528	122,401
Tetra Tech, Inc.* (Environmental Control)	8,064	245,871
TETRA Technologies, Inc.* (Oil & Gas Services)	9,792	100,466
Texas Roadhouse, Inc. (Retail)	3,264	65,900
The Andersons, Inc. (Agriculture)	2,112	113,034
The Buckle, Inc. (Retail)	1,344	62,698
The Cato Corp. - Class A (Retail)	3,456	83,428
The Children’s Place Retail Stores, Inc.* (Retail)	2,880	129,082
The Ensign Group, Inc. (Healthcare - Services)	2,304	76,954
The Finish Line, Inc. - Class A (Retail)	6,336	124,122
The Men’s Wearhouse, Inc. (Retail)	5,952	198,916
The Navigators Group, Inc.* (Insurance)	1,344	78,960
The Pep Boys - Manny, Moe & Jack* (Retail)	6,720	79,229
Titan International, Inc. (Auto Parts & Equipment)	3,072	64,758
Tompkins Financial Corp. (Banks)	1,536	64,942
Tower Group International, Ltd. (Insurance)	4,992	92,102
Tredegar Corp. (Miscellaneous Manufacturing)	1,152	33,915
TreeHouse Foods, Inc.* (Food)	4,608	300,210
TriQuint Semiconductor, Inc.* (Semiconductors)	20,352	102,778
True Religion Apparel, Inc. (Apparel)	3,072	80,210
TrueBlue, Inc.* (Commercial Services)	5,184	109,590
TrustCo Bank Corp. NY (Banks)	11,904	66,424
TTM Technologies, Inc.* (Electronics)	4,032	30,643
UIL Holdings Corp. (Electric)	6,336	250,843
UMB Financial Corp. (Banks)	2,304	113,057
Umpqua Holdings Corp. (Banks)	14,208	188,397
UniFirst Corp. (Textiles)	1,152	104,256
United Bankshares, Inc. (Banks)	5,760	153,274
United Community Banks, Inc.* (Banks)	5,760	65,318
United Fire Group, Inc. (Insurance)	2,688	68,463
United Online, Inc. (Internet)	11,520	69,466
United Stationers, Inc. (Distribution/Wholesale)	4,992	192,941
Universal Electronics, Inc.* (Home Furnishings)	1,920	44,640
Universal Forest Products, Inc. (Building Materials)	2,496	99,365
Universal Technical Institute, Inc. (Commercial Services)	2,688	33,949
UNS Energy Corp. (Electric)	5,184	253,705
Urstadt Biddle Properties - Class A (REIT)	1,728	37,601
USA Mobility, Inc. (Telecommunications)	2,688	35,670
Viad Corp. (Commercial Services)	2,496	69,039
ViaSat, Inc.* (Telecommunications)	3,264	158,108
Vicor Corp.* (Electrical Components & Equipment)	2,496	12,405
Virtusa Corp.* (Computers)	1,152	27,372
Volterra Semiconductor Corp.* (Semiconductors)	1,152	16,358
VOXX International Corp.* (Home Furnishings)	2,496	26,732
Watts Water Technologies, Inc. - Class A (Electronics)	3,648	175,067
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,760	62,093
WD-40 Co. (Household Products/Wares)	768	42,063
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,536	99,748
Wintrust Financial Corp. (Banks)	2,496	92,452
Wolverine World Wide, Inc. (Apparel)	2,688	119,267
World Acceptance Corp.* (Diversified Financial Services)	768	65,948
Zale Corp.* (Retail)	1,728	6,791
Zep, Inc. (Chemicals)	2,880	43,229
Zumiez, Inc.* (Retail)	960	21,984
TOTAL COMMON STOCKS (Cost $28,343,929)		35,944,740

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $166,000	$166,000	$166,000

TOTAL REPURCHASE AGREEMENTS (Cost $166,000)		166,000

TOTAL INVESTMENT SECURITIES (Cost $28,509,929) - 100.2%		36,110,740
Net other assets (liabilities) - (0.2)%		(70,660)

NET ASSETS - 100.0%		$36,040,080

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$41,879	0.1%
Aerospace/Defense	1,167,252	3.2%
Agriculture	153,366	0.4%
Airlines	104,774	0.3%
Apparel	661,425	1.8%
Auto Parts & Equipment	183,030	0.5%
Banks	2,379,421	6.6%
Biotechnology	202,806	0.6%
Building Materials	414,967	1.2%
Chemicals	754,466	2.1%
Coal	144,230	0.4%
Commercial Services	1,815,810	5.0%
Computers	751,714	2.1%
Consumer Services	71,652	0.2%
Distribution/Wholesale	290,469	0.8%
Diversified Financial Services	758,199	2.1%
Electric	1,353,176	3.8%
Electrical Components & Equipment	349,271	1.0%
Electronics	1,261,141	3.5%
Energy Equipment & Services	52,416	0.1%
Engineering & Construction	629,933	1.7%
Entertainment	180,816	0.5%
Environmental Control	318,850	0.9%
Food	941,477	2.7%
Forest Products & Paper	740,677	2.1%
Gas	1,311,878	3.6%
Healthcare - Products	721,912	2.0%
Healthcare - Services	1,065,667	2.9%
Home Builders	41,472	0.1%
Home Furnishings	147,639	0.5%
Household Products/Wares	246,574	0.6%
Insurance	1,423,182	4.0%
Internet	245,790	0.7%
Investment Companies	115,210	0.3%
Iron/Steel	34,318	0.1%
Leisure Time	34,318	0.1%
Lodging	98,736	0.3%
Machinery - Construction & Mining	93,892	0.3%
Machinery - Diversified	490,608	1.3%
Media	62,480	0.1%
Metal Fabricate/Hardware	496,352	1.4%
Mining	398,924	1.1%
Miscellaneous Manufacturing	976,785	2.7%
Office Furnishings	51,663	0.1%
Oil & Gas	589,292	1.6%
Oil & Gas Services	1,002,520	2.9%
Pharmaceuticals	95,572	0.3%
Real Estate	96,534	0.3%
REIT	2,883,797	7.8%
Retail	3,411,000	9.6%
Savings & Loans	339,982	0.9%
Semiconductors	884,373	2.5%
Software	908,840	2.5%
Storage/Warehousing	141,264	0.4%
Telecommunications	794,750	2.2%
Textiles	217,849	0.6%
Toys/Games/Hobbies	28,197	0.1%
Transportation	703,832	1.9%
Water	66,321	0.2%
Other**	95,340	0.3%
Total	$36,040,080	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3D Systems Corp.* (Computers)	9,672	$311,825
AAON, Inc. (Building Materials)	1,116	30,790
Abaxis, Inc. (Healthcare - Products)	2,604	123,221
ABIOMED, Inc.* (Healthcare - Products)	2,604	48,617
Acadia Realty Trust (REIT)	3,720	103,304
Acorda Therapeutics, Inc.* (Biotechnology)	4,836	154,897
Actuant Corp. - Class A (Miscellaneous Manufacturing)	5,952	182,251
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,464	81,691
Aegion Corp.* (Engineering & Construction)	2,232	51,671
Agilysys, Inc.* (Computers)	744	7,395
Air Methods Corp. (Healthcare - Services)	4,092	197,398
AK Steel Holding Corp. (Iron/Steel)	6,696	22,164
Akorn, Inc.* (Pharmaceuticals)	8,184	113,185
Align Technology, Inc.* (Healthcare - Products)	8,928	299,176
Allegiant Travel Co. (Airlines)	1,860	165,131
AMCOL International Corp. (Mining)	1,116	33,692
American Public Education, Inc.* (Commercial Services)	2,232	77,874
American Science & Engineering, Inc. (Electronics)	372	22,688
American States Water Co. (Water)	1,488	85,664
American Vanguard Corp. (Chemicals)	2,976	90,887
AMN Healthcare Services, Inc.* (Commercial Services)	3,348	52,999
Analogic Corp. (Electronics)	1,488	117,582
Apogee Enterprises, Inc. (Building Materials)	1,860	53,847
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,604	117,180
Approach Resources, Inc.* (Oil & Gas)	2,232	54,930
Arbitron, Inc. (Commercial Services)	1,488	69,743
Arctic Cat, Inc.* (Leisure Time)	1,488	65,026
ArQule, Inc.* (Biotechnology)	7,068	18,306
Arris Group, Inc.* (Telecommunications)	14,136	242,716
Atlantic Tele-Network, Inc. (Telecommunications)	372	18,046
ATMI, Inc.* (Semiconductors)	1,860	41,720
AZZ, Inc. (Miscellaneous Manufacturing)	2,976	143,443
B&G Foods, Inc. - Class A (Food)	4,092	124,765
Badger Meter, Inc. (Electronics)	1,860	99,547
Balchem Corp. (Chemicals)	1,860	81,728
Bank of the Ozarks, Inc. (Banks)	3,720	164,983
BBCN Bancorp, Inc. (Banks)	9,672	126,317
Belden, Inc. (Electrical Components & Equipment)	2,976	153,711
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	2,976	77,316
BJ’s Restaurants, Inc.* (Retail)	1,488	49,521
Blackbaud, Inc. (Software)	2,604	77,157
Blucora, Inc.* (Internet)	4,836	74,861
Blue Nile, Inc.* (Internet)	744	25,631
Boston Beer Co., Inc. - Class A* (Beverages)	1,116	178,158
Boston Private Financial Holdings, Inc. (Banks)	9,672	95,559
Bottomline Technologies, Inc.* (Software)	2,604	74,240
Brady Corp. - Class A (Electronics)	2,232	74,839
Brookline Bancorp, Inc. (Savings & Loans)	5,208	47,601
Brown Shoe Co., Inc. (Retail)	2,232	35,712
Brunswick Corp. (Leisure Time)	11,160	381,895
Buffalo Wild Wings, Inc.* (Retail)	2,232	195,366
C&J Energy Services, Inc.* (Oil & Gas Services)	4,092	93,707
Cabot Microelectronics Corp.* (Semiconductors)	1,488	51,708
Calavo Growers, Inc. (Food)	744	21,412
Calgon Carbon Corp.* (Environmental Control)	2,604	47,132
Callaway Golf Co. (Leisure Time)	3,720	24,626
Cal-Maine Foods, Inc. (Food)	1,116	47,497
Cambrex Corp.* (Biotechnology)	3,720	47,579
Cantel Medical Corp. (Healthcare - Products)	2,604	78,276
Cardtronics, Inc.* (Commercial Services)	2,976	81,721
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,604	67,105
Cedar Realty Trust, Inc. (REIT)	2,976	18,183
CEVA, Inc.* (Semiconductors)	1,116	17,410
CH Energy Group, Inc. (Electric)	744	48,650
Chemed Corp. (Commercial Services)	1,488	119,010
Christopher & Banks Corp.* (Retail)	2,604	16,744
Cincinnati Bell, Inc.* (Telecommunications)	24,924	81,252
Cirrus Logic, Inc.* (Semiconductors)	7,812	177,723
City Holding Co. (Banks)	744	29,604
Cognex Corp. (Machinery - Diversified)	4,836	203,837
Coherent, Inc. (Electronics)	1,860	105,536
Coinstar, Inc.* (Retail)	3,348	195,589
Coldwater Creek, Inc.* (Retail)	1,488	4,702
Colonial Properties Trust (REIT)	4,092	92,520
Columbia Banking System, Inc. (Banks)	3,348	73,589
Computer Programs & Systems, Inc. (Software)	744	40,258
comScore, Inc.* (Internet)	1,860	31,211
Comstock Resources, Inc.* (Oil & Gas)	2,232	36,270
CorVel Corp.* (Commercial Services)	372	18,410
Cousins Properties, Inc. (REIT)	5,952	63,627
Crocs, Inc.* (Apparel)	6,696	99,235
CryoLife, Inc. (Healthcare - Products)	1,116	6,707
CSG Systems International, Inc.* (Software)	2,232	47,296
Cubic Corp. (Aerospace/Defense)	744	31,784
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,836	226,422
CVB Financial Corp. (Banks)	3,720	41,924
Cyberonics, Inc.* (Healthcare - Products)	2,976	139,307
Cymer, Inc.* (Electronics)	3,720	357,492
Daktronics, Inc. (Electronics)	1,860	19,530
Darling International, Inc.* (Environmental Control)	14,508	260,564
DealerTrack Holdings, Inc.* (Internet)	5,208	153,010
Deltic Timber Corp. (Forest Products & Paper)	1,488	102,256
Dice Holdings, Inc.* (Internet)	5,952	60,294
Digital Generation, Inc.* (Media)	1,488	9,568
Dime Community Bancshares, Inc. (Savings & Loans)	1,860	26,710

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DineEquity, Inc. (Retail)	744	$51,180
Diodes, Inc.* (Semiconductors)	2,604	54,632
Dorman Products, Inc. (Auto Parts & Equipment)	3,348	124,579
Drew Industries, Inc. (Building Materials)	2,232	81,044
DTS, Inc.* (Home Furnishings)	744	12,373
Eagle Materials, Inc. (Building Materials)	5,580	371,796
EastGroup Properties, Inc. (REIT)	1,860	108,252
Ebix, Inc. (Software)	1,860	30,169
eHealth, Inc.* (Insurance)	2,604	46,559
Electro Scientific Industries, Inc. (Electronics)	1,488	16,442
Electronics for Imaging, Inc.* (Computers)	5,580	141,509
Employers Holdings, Inc. (Insurance)	1,488	34,894
Encore Capital Group, Inc.* (Diversified Financial Services)	2,604	78,380
Encore Wire Corp. (Electrical Components & Equipment)	1,116	39,082
EnerSys* (Electrical Components & Equipment)	3,348	152,602
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,488	76,141
Entropic Communications, Inc.* (Semiconductors)	10,788	43,907
Enzo Biochem, Inc.* (Biotechnology)	2,232	5,625
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,488	60,800
Ethan Allen Interiors, Inc. (Home Furnishings)	3,348	110,216
Exar Corp.* (Semiconductors)	5,580	58,590
Exlservice Holdings, Inc.* (Commercial Services)	3,348	110,082
Exponent, Inc. (Engineering & Construction)	744	40,131
Exterran Holdings, Inc.* (Oil & Gas Services)	3,720	100,440
F.N.B. Corp. (Banks)	17,112	207,056
FARO Technologies, Inc.* (Electronics)	1,116	48,423
FEI Co. (Electronics)	4,836	312,164
Fifth & Pacific Cos., Inc.* (Retail)	7,068	133,444
Financial Engines, Inc. (Diversified Financial Services)	2,604	94,317
First Cash Financial Services, Inc.* (Retail)	3,348	195,322
First Commonwealth Financial Corp. (Banks)	12,648	94,354
First Financial Bankshares, Inc. (Banks)	1,860	90,396
First Midwest Bancorp, Inc. (Banks)	4,092	54,342
Forrester Research, Inc. (Commercial Services)	744	23,548
Forward Air Corp. (Transportation)	2,232	83,231
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,464	149,856
Fuller (H.B.) Co. (Chemicals)	5,952	232,604
GenCorp, Inc.* (Aerospace/Defense)	4,836	64,319
General Communication, Inc. - Class A* (Telecommunications)	2,604	23,879
Geospace Technologies Corp.* (Oil & Gas Services)	1,488	160,585
Getty Realty Corp. (REIT)	1,488	30,072
Glacier Bancorp, Inc. (Banks)	3,348	63,545
Globe Specialty Metals, Inc. (Mining)	7,812	108,743
Government Properties Income Trust (REIT)	2,604	67,001
Greatbatch, Inc.* (Healthcare - Products)	2,976	88,893
Gulfport Energy Corp.* (Oil & Gas)	8,184	375,072
Haemonetics Corp.* (Healthcare - Products)	6,324	263,458
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	4,092	129,021
Haverty Furniture Cos., Inc. (Retail)	1,116	22,945
Hawkins, Inc. (Chemicals)	372	14,861
Headwaters, Inc.* (Energy - Alternate Sources)	8,928	97,315
Healthcare Realty Trust, Inc. (REIT)	5,952	168,977
Healthcare Services Group, Inc. (Commercial Services)	8,184	209,756
HealthStream, Inc.* (Internet)	2,604	59,736
Healthways, Inc.* (Healthcare - Services)	2,232	27,342
Heartland Express, Inc. (Transportation)	2,604	34,737
Heartland Payment Systems, Inc. (Commercial Services)	2,976	98,119
Helen of Troy, Ltd.* (Household Products/Wares)	1,860	71,350
HFF, Inc. - Class A (Real Estate)	4,092	81,554
Hibbett Sports, Inc.* (Retail)	2,976	167,460
Higher One Holdings, Inc.* (Diversified Financial Services)	1,488	13,228
Hillenbrand, Inc. (Commercial Services)	3,348	84,638
Hittite Microwave Corp.* (Semiconductors)	3,348	202,754
Home Bancshares, Inc. (Banks)	2,976	112,106
Hot Topic, Inc. (Retail)	1,860	25,817
Hub Group, Inc. - Class A* (Transportation)	2,232	85,843
Iconix Brand Group, Inc.* (Apparel)	3,720	96,236
ICU Medical, Inc.* (Healthcare - Products)	1,488	87,718
iGATE Corp.* (Computers)	3,720	69,973
II-VI, Inc.* (Electronics)	4,092	69,728
Independent Bank Corp./MA (Banks)	1,116	36,370
Inland Real Estate Corp. (REIT)	4,836	48,795
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,116	43,535
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,860	45,440
Interactive Intelligence Group, Inc.* (Software)	1,860	82,491
Interface, Inc. (Office Furnishings)	4,464	85,798
Intermec, Inc.* (Machinery - Diversified)	3,720	36,568
Interval Leisure Group, Inc. (Leisure Time)	4,836	105,135
ION Geophysical Corp.* (Oil & Gas Services)	6,696	45,600
IPC The Hospitalist Co.* (Healthcare - Services)	1,116	49,640
iRobot Corp.* (Machinery - Diversified)	3,348	85,910
Ixia* (Telecommunications)	6,696	144,902
J & J Snack Foods Corp. (Food)	1,116	85,809
j2 Global, Inc. (Computers)	2,976	116,689
Jack in the Box, Inc.* (Retail)	1,860	64,337
Kaman Corp. (Aerospace/Defense)	1,116	39,585
Kaydon Corp. (Metal Fabricate/Hardware)	1,488	38,063
Knight Transportation, Inc. (Transportation)	3,720	59,892
Kopin Corp.* (Semiconductors)	2,604	9,635
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,116	49,082
Kulicke & Soffa Industries, Inc.* (Semiconductors)	9,300	107,508
Landauer, Inc. (Commercial Services)	1,116	62,920
La-Z-Boy, Inc. (Home Furnishings)	3,720	70,196
Lexington Realty Trust (REIT)	9,300	109,740
Lindsay Manufacturing Co. (Machinery - Diversified)	1,488	131,211
Liquidity Services, Inc.* (Internet)	2,976	88,715
Lithia Motors, Inc. - Class A (Retail)	1,488	70,650

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Littelfuse, Inc. (Electrical Components & Equipment)	2,604	$176,682
LivePerson, Inc.* (Computers)	6,324	85,880
LogMeIn, Inc.* (Telecommunications)	1,116	21,450
LSB Industries, Inc.* (Miscellaneous Manufacturing)	744	25,876
LTC Properties, Inc. (REIT)	1,860	75,758
Lufkin Industries, Inc. (Oil & Gas Services)	2,232	148,182
Lumber Liquidators Holdings, Inc.* (Retail)	3,348	235,096
Luminex Corp.* (Healthcare - Products)	4,464	73,745
Lumos Networks Corp. (Telecommunications)	744	10,029
Lydall, Inc.* (Miscellaneous Manufacturing)	2,232	34,261
M/I Schottenstein Homes, Inc.* (Home Builders)	2,976	72,763
Manhattan Associates, Inc.* (Computers)	2,232	165,816
MarketAxess Holdings, Inc. (Diversified Financial Services)	4,464	166,507
Marriott Vacations Worldwide Corp.* (Entertainment)	1,860	79,813
MAXIMUS, Inc. (Commercial Services)	4,092	327,237
MB Financial, Inc. (Banks)	3,720	89,912
Measurement Specialties, Inc.* (Electronics)	1,860	73,972
Medical Properties Trust, Inc. (REIT)	8,184	131,271
Medidata Solutions, Inc.* (Software)	2,604	150,979
Medifast, Inc.* (Commercial Services)	1,488	34,105
Meridian Bioscience, Inc. (Healthcare - Products)	2,604	59,423
Merit Medical Systems, Inc.* (Healthcare - Products)	1,860	22,804
Meritage Homes Corp.* (Home Builders)	3,720	174,319
Micrel, Inc. (Semiconductors)	2,604	27,368
Microsemi Corp.* (Semiconductors)	11,160	258,576
MicroStrategy, Inc. - Class A* (Software)	744	75,204
Mid-America Apartment Communities, Inc. (REIT)	2,604	179,832
MKS Instruments, Inc. (Semiconductors)	2,976	80,947
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,580	74,437
Monolithic Power Systems, Inc. (Semiconductors)	4,092	99,722
Monotype Imaging Holdings, Inc. (Software)	2,604	61,845
Monro Muffler Brake, Inc. (Commercial Services)	1,488	59,088
Movado Group, Inc. (Miscellaneous Manufacturing)	2,232	74,817
MTS Systems Corp. (Computers)	1,116	64,895
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,232	118,943
Multimedia Games Holding Co., Inc.* (Entertainment)	3,348	69,873
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,488	196,803
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,860	25,966
Nanometrics, Inc.* (Semiconductors)	2,604	37,576
National Penn Bancshares, Inc. (Banks)	14,508	155,091
Natus Medical, Inc.* (Healthcare - Products)	2,232	29,998
NCI Building Systems, Inc.* (Building Materials)	1,116	19,385
Neenah Paper, Inc. (Forest Products & Paper)	1,116	34,328
Neogen Corp.* (Pharmaceuticals)	2,604	129,080
NETGEAR, Inc.* (Telecommunications)	4,836	162,054
NetScout Systems, Inc.* (Computers)	4,464	109,680
NIC, Inc. (Internet)	7,068	135,423
Old Dominion Freight Line, Inc.* (Transportation)	8,556	326,840
Omnicell, Inc.* (Software)	2,604	49,164
On Assignment, Inc.* (Commercial Services)	5,208	131,814
OpenTable, Inc.* (Internet)	2,976	187,429
Oplink Communications, Inc.* (Telecommunications)	1,116	18,302
Oritani Financial Corp. (Savings & Loans)	4,836	74,910
OSI Systems, Inc.* (Electronics)	1,488	92,688
Oxford Industries, Inc. (Apparel)	1,860	98,766
PacWest Bancorp (Banks)	4,092	119,118
Palomar Medical Technologies, Inc.* (Healthcare - Products)	744	10,037
Papa John’s International, Inc.* (Retail)	2,232	137,982
PAREXEL International Corp.* (Commercial Services)	7,068	279,257
Parkway Properties, Inc. (REIT)	1,860	34,503
PC-Tel, Inc. (Internet)	1,116	7,924
PDC Energy, Inc.* (Oil & Gas)	1,488	73,760
Pennsylvania REIT (REIT)	3,720	72,131
Perficient, Inc.* (Internet)	4,092	47,713
PetMed Express, Inc. (Retail)	1,116	14,971
PetroQuest Energy, Inc.* (Oil & Gas)	3,720	16,517
Pinnacle Financial Partners, Inc.* (Banks)	4,092	95,589
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,116	38,279
PolyOne Corp. (Chemicals)	12,276	299,658
Pool Corp. (Distribution/Wholesale)	5,580	267,840
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,232	283,286
Post Properties, Inc. (REIT)	6,696	315,383
Power Integrations, Inc. (Semiconductors)	1,860	80,743
Prestige Brands Holdings, Inc.* (Household Products/Wares)	6,324	162,464
PrivateBancorp, Inc. (Banks)	7,440	140,690
Procera Networks, Inc.* (Software)	2,232	26,538
Progress Software Corp.* (Software)	2,976	67,793
Prospect Capital Corp. (Investment Companies)	13,764	150,165
PS Business Parks, Inc. (REIT)	1,116	88,075
Quaker Chemical Corp. (Chemicals)	1,488	87,822
Quality Systems, Inc. (Software)	2,232	40,801
Quanex Building Products Corp. (Building Materials)	4,464	71,870
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	7,068	229,993
Resources Connection, Inc. (Commercial Services)	2,976	37,795
Rofin-Sinar Technologies, Inc.* (Electronics)	1,488	40,310
Rogers Corp.* (Electronics)	1,116	53,144
Rudolph Technologies, Inc.* (Semiconductors)	4,092	48,204
Rue21, Inc.* (Retail)	1,860	54,665
Ruth’s Hospitality Group, Inc.* (Retail)	4,464	42,587
Sabra Health Care REIT, Inc. (REIT)	4,464	129,501
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,324	323,662
Saul Centers, Inc. (REIT)	1,116	48,814

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,488	$57,630
Select Comfort Corp.* (Home Furnishings)	6,696	132,380
SHFl Entertainment, Inc.* (Entertainment)	7,068	117,116
Sigma Designs, Inc.* (Semiconductors)	1,488	7,247
Simpson Manufacturing Co., Inc. (Building Materials)	2,232	68,322
Smith Corp. (Miscellaneous Manufacturing)	2,232	164,209
Sonic Corp.* (Retail)	3,348	43,122
Sourcefire, Inc.* (Internet)	3,720	220,335
Sovran Self Storage, Inc. (REIT)	2,232	143,942
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	6,324	47,177
Stage Stores, Inc. (Retail)	2,604	67,392
Stamps.com, Inc.* (Internet)	1,860	46,444
Standard Pacific Corp.* (Home Builders)	8,928	77,138
Standex International Corp. (Miscellaneous Manufacturing)	1,488	82,167
Steven Madden, Ltd.* (Apparel)	5,208	224,673
Stillwater Mining Co.* (Mining)	8,556	110,629
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,232	113,229
SunCoke Energy, Inc.* (Coal)	8,556	139,719
Superior Industries International, Inc. (Auto Parts & Equipment)	1,488	27,796
SurModics, Inc.* (Healthcare - Products)	744	20,274
Susquehanna Bancshares, Inc. (Banks)	12,276	152,591
Symmetricom, Inc.* (Telecommunications)	2,604	11,822
Synaptics, Inc.* (Computers)	1,488	60,547
Synchronoss Technologies, Inc.* (Software)	1,488	46,173
Take-Two Interactive Software, Inc.* (Software)	5,952	96,125
Tanger Factory Outlet Centers, Inc. (REIT)	6,324	228,802
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,860	145,897
Tennant Co. (Machinery - Diversified)	744	36,129
Texas Capital Bancshares, Inc.* (Banks)	4,836	195,617
Texas Industries, Inc.* (Building Materials)	2,604	164,338
Texas Roadhouse, Inc. (Retail)	3,720	75,107
The Buckle, Inc. (Retail)	2,232	104,123
The Geo Group, Inc. (Commercial Services)	8,928	335,872
The Hain Celestial Group, Inc.* (Food)	5,580	340,827
The Medicines Co.* (Biotechnology)	6,696	223,780
The Ryland Group, Inc. (Home Builders)	5,580	232,240
Titan International, Inc. (Auto Parts & Equipment)	3,720	78,418
Toro Co. (Housewares)	7,068	325,411
Tredegar Corp. (Miscellaneous Manufacturing)	1,860	54,758
TTM Technologies, Inc.* (Electronics)	2,604	19,790
Tuesday Morning Corp.* (Retail)	5,208	40,414
Tyler Technologies, Inc.* (Software)	3,348	205,098
Ultratech Stepper, Inc.* (Semiconductors)	3,348	132,346
UMB Financial Corp. (Banks)	1,860	91,270
UniFirst Corp. (Textiles)	744	67,332
Universal Health Realty Income Trust (REIT)	1,488	85,872
Urstadt Biddle Properties - Class A (REIT)	1,488	32,379
VASCO Data Security International, Inc.* (Internet)	3,348	28,257
Veeco Instruments, Inc.* (Semiconductors)	4,836	185,364
ViaSat, Inc.* (Telecommunications)	1,860	90,098
ViewPoint Financial Group, Inc. (Savings & Loans)	4,464	89,771
ViroPharma, Inc.* (Pharmaceuticals)	7,812	196,550
Virtus Investment Partners, Inc.* (Diversified Financial Services)	744	138,592
Virtusa Corp.* (Computers)	1,488	35,355
Vitamin Shoppe, Inc.* (Retail)	3,720	181,721
Volterra Semiconductor Corp.* (Semiconductors)	1,860	26,412
WD-40 Co. (Household Products/Wares)	1,116	61,123
Websense, Inc.* (Internet)	4,464	66,960
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,604	169,104
Wilshire Bancorp, Inc.* (Banks)	7,440	50,443
Winnebago Industries, Inc.* (Home Builders)	3,348	69,103
Wintrust Financial Corp. (Banks)	2,232	82,673
Wolverine World Wide, Inc. (Apparel)	3,348	148,551
World Acceptance Corp.* (Diversified Financial Services)	744	63,887
XO Group, Inc.* (Internet)	2,976	29,760
Zale Corp.* (Retail)	1,488	5,848
Zumiez, Inc.* (Retail)	1,860	42,594
TOTAL COMMON STOCKS (Cost $25,490,288)		34,706,925

TOTAL INVESTMENT SECURITIES (Cost $25,490,288) - 100.1%		34,706,925
Net other assets (liabilities) - (0.1)%		(20,175)

NET ASSETS - 100.0%		$34,686,750

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Aerospace/Defense	$281,585	0.8%
Airlines	165,131	0.5%
Apparel	667,461	2.0%
Auto Parts & Equipment	230,793	0.6%
Banks	2,363,139	6.9%
Beverages	178,158	0.5%
Biotechnology	751,046	2.2%
Building Materials	861,392	2.4%
Chemicals	807,560	2.3%
Coal	139,719	0.4%
Commercial Services	2,213,988	6.3%
Computers	1,169,564	3.4%
Cosmetics/Personal Care	45,440	0.1%
Distribution/Wholesale	464,643	1.4%
Diversified Financial Services	876,476	2.5%
Electric	48,650	0.1%
Electrical Components & Equipment	603,768	1.7%
Electronics	1,523,875	4.4%
Energy - Alternate Sources	97,315	0.3%
Engineering & Construction	91,802	0.2%
Entertainment	266,802	0.8%
Environmental Control	307,696	0.9%
Food	620,310	1.8%
Forest Products & Paper	194,214	0.6%
Hand/Machine Tools	149,856	0.4%
Healthcare - Products	1,693,314	4.9%
Healthcare - Services	351,696	1.0%
Home Builders	625,563	1.8%
Home Furnishings	325,165	0.9%
Household Products/Wares	294,937	0.8%
Housewares	325,411	0.9%
Insurance	81,453	0.2%
Internet	1,263,703	3.6%
Investment Companies	150,165	0.4%
Iron/Steel	22,164	0.1%
Leisure Time	576,682	1.7%
Machinery - Diversified	610,835	1.7%
Media	9,568	NM
Metal Fabricate/Hardware	157,006	0.5%
Mining	253,064	0.7%
Miscellaneous Manufacturing	1,087,000	3.1%
Office Furnishings	85,798	0.2%
Oil & Gas	623,654	1.8%
Oil & Gas Services	548,514	1.5%
Pharmaceuticals	1,039,647	3.0%
Real Estate	81,554	0.2%
REIT	2,376,734	7.0%
Retail	2,274,411	6.8%
Savings & Loans	238,992	0.7%
Semiconductors	1,750,092	5.1%
Software	1,171,331	3.4%
Telecommunications	824,550	2.4%
Textiles	67,332	0.2%
Transportation	590,543	1.7%
Water	85,664	0.3%
Other**	(20,175)	(0.1)%
Total	$34,686,750	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
AU Optronics Corp.*ADR (Electronics)	186,792	$803,206
Baidu, Inc.*ADR (Internet)	12,851	1,127,033
BHP Billiton, Ltd.ADR (Mining)	30,770	2,105,591
China Life Insurance Co., Ltd.ADR (Insurance)	47,060	1,855,105
China Mobile, Ltd.ADR (Telecommunications)	32,218	1,711,742
China Unicom, Ltd.ADR (Telecommunications)	76,744	1,034,509
CNOOC, Ltd.ADR (Oil & Gas)	10,136	1,941,044
Ctrip.com International, Ltd.*ADR (Internet)	26,788	572,727
Doctor Reddy’s LabADR (Pharmaceuticals)	34,933	1,130,083
HDFC Bank, Ltd.ADR (Banks)	38,915	1,456,198
Home Inns & Hotels Management, Inc.*ADR (Lodging)	37,467	1,116,142
ICICI Bank, Ltd.ADR (Banks)	33,485	1,436,507
Infosys Technologies, Ltd.ADR (Computers)	34,752	1,873,480
KB Financial Group, Inc.*ADR (Diversified Financial Services)	36,562	1,208,008
Korea Electric Power Corp.*ADR (Electric)	101,179	1,375,023
KT Corp.*ADR (Telecommunications)	47,784	750,687
LG Display Co., Ltd.*ADR (Electronics)	90,500	1,320,395
Melco Crown Entertainment, Ltd.*ADR (Lodging)	74,029	1,727,837
Mindray Medical International, Ltd.ADR (Healthcare - Products)	33,485	1,337,391
Netease.com, Inc.ADR (Internet)	27,874	1,526,659
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	62,445	1,124,010
PetroChina Co., Ltd.ADR (Oil & Gas)	20,091	2,648,395
POSCOADR (Iron/Steel)	18,643	1,374,176
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	4,344	128,713
SK Telecom Co., Ltd.ADR (Telecommunications)	69,142	1,235,567
Sterlite Industries (India), Ltd.ADR (Mining)	139,370	972,803
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	146,248	2,514,003
Tata Motors, Ltd.ADR (Auto Manufacturers)	50,680	1,237,099
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	95,025	344,941
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	193,851	368,317
TOTAL COMMON STOCKS
(Cost $22,850,341)		39,357,391
TOTAL INVESTMENT SECURITIES
(Cost $22,850,341) - 99.9%		39,357,391
Net other assets (liabilities) - 0.1%		49,293

NET ASSETS - 100.0%		$39,406,684

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Auto Manufacturers	$1,237,099	3.1%
Banks	2,892,705	7.3%
Commercial Services	1,124,010	2.9%
Computers	1,873,480	4.8%
Diversified Financial Services	1,208,008	3.1%
Electric	1,375,023	3.5%
Electrical Components & Equipment	368,317	0.9%
Electronics	2,123,601	5.4%
Energy - Alternate Sources	344,941	0.9%
Healthcare - Products	1,337,391	3.4%
Insurance	1,855,105	4.7%
Internet	3,355,132	8.5%
Iron/Steel	1,374,176	3.5%
Lodging	2,843,979	7.2%
Mining	3,078,394	7.8%
Oil & Gas	4,589,439	11.7%
Pharmaceuticals	1,130,083	2.9%
Semiconductors	2,514,003	6.4%
Telecommunications	4,732,505	11.9%
Other**	49,293	0.1%
Total	$39,406,684	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 28, 2013:

	Value	% of Net Assets
Australia	$2,105,591	5.3%
China	18,564,565	47.2%
India	8,106,170	20.6%
South Korea	7,263,856	18.4%
Taiwan	3,317,209	8.4%
Other**	49,293	0.1%
Total	$39,406,684	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Anheuser-Busch InBev N.V.ADR (Beverages)	17,908	$1,782,741
ArcelorMittalNYS (Iron/Steel)	32,967	429,560
ARM Holdings PLCADR (Semiconductors)	46,398	1,965,883
ASML Holding N.V.NYS (Semiconductors)	15,873	1,079,523
AstraZeneca PLCADR (Pharmaceuticals)	19,129	956,067
Banco Santander S.A.ADR (Banks)	163,207	1,111,440
Barclays PLCADR (Banks)	63,085	1,120,390
BHP Billiton PLCADR (Mining)	22,385	1,299,673
BP PLCADR (Oil & Gas)	30,525	1,292,734
Diageo PLCADR (Beverages)	6,512	819,470
Elan Corp. PLCADR (Pharmaceuticals)	60,236	710,785
Eni SpAADR (Oil & Gas)	22,385	1,004,863
GlaxoSmithKline PLCADR (Pharmaceuticals)	18,315	859,157
HSBC Holdings PLCADR (Banks)	38,665	2,062,391
ING Groep N.V.*ADR (Insurance)	101,750	733,618
Koninklijke Phillips Electronics N.V.NYS (Electronics)	31,339	926,067
Nokia OyjADR (Telecommunications)	98,901	324,395
Rio Tinto PLCADR (Mining)	25,641	1,207,178
Royal Dutch Shell PLC - AADR (Oil & Gas)	27,676	1,803,368
Sanofi-AventisADR (Pharmaceuticals)	27,676	1,413,690
SAP AGADR (Software)	19,129	1,540,650
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	9,361	855,221
Siemens AGADR (Miscellaneous Manufacturing)	13,024	1,403,987
Statoil ASAADR (Oil & Gas)	41,107	1,012,054
Telefonaktiebolaget LM EricssonADR (Telecommunications)	95,238	1,199,999
Telefonica S.A.ADR (Telecommunications)	62,271	841,281
Tenaris S.A.ADR (Metal Fabricate/Hardware)	21,571	879,665
Total S.A.ADR (Oil & Gas)	33,374	1,601,285
Unilever N.V.NYS (Food)	30,525	1,251,525
Vodafone Group PLCADR (Telecommunications)	56,166	1,595,676
TOTAL COMMON STOCKS
(Cost $25,468,135)		35,084,336

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $163,000	$163,000	$163,000
TOTAL REPURCHASE AGREEMENTS
(Cost $163,000)		163,000
TOTAL INVESTMENT SECURITIES
(Cost $25,631,135) - 99.8%		35,247,336
Net other assets (liabilities) - 0.2%		80,313

NET ASSETS - 100.0%		$35,327,649

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Banks	$4,294,221	12.2%
Beverages	2,602,211	7.3%
Electronics	926,067	2.6%
Food	1,251,525	3.6%
Insurance	733,618	2.1%
Iron/Steel	429,560	1.2%
Metal Fabricate/Hardware	879,665	2.5%
Mining	2,506,851	7.1%
Miscellaneous Manufacturing	1,403,987	4.0%
Oil & Gas	6,714,304	19.0%
Pharmaceuticals	4,794,920	13.5%
Semiconductors	3,045,406	8.7%
Software	1,540,650	4.3%
Telecommunications	3,961,351	11.2%
Other**	243,313	0.7%
Total	$35,327,649	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 28, 2013:

	Value	% of Net Assets
Belgium	$1,782,741	5.0%
Finland	324,395	0.9%
France	3,014,975	8.5%
Germany	2,944,637	8.3%
Ireland	1,566,006	4.4%
Italy	1,004,863	2.8%
Luxembourg	1,309,225	3.7%
Netherlands	3,990,733	11.4%
Norway	1,012,054	2.9%
Spain	1,952,721	5.5%
Sweden	1,199,999	3.4%
United Kingdom	14,981,987	42.5%
Other**	243,313	0.7%
Total	$35,327,649	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (19.8%)
U.S. Treasury Bills, 0.00%, 4/11/13	$1,694,000	$1,694,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,694,000)		1,694,000

Repurchase Agreements(a)(b) (80.8%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $6,910,017	6,910,000	6,910,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,910,000)		6,910,000
TOTAL INVESTMENT SECURITIES
(Cost $8,604,000) - 100.6%		8,604,000
Net other assets (liabilities) - (0.6)%		(53,532)

NET ASSETS - 100.0%		$8,550,468

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $249,000 and $997,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$5,261,644	$21,789
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	3,260,711	13,258
		$35,047

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (61.3%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	50,160	$1,051,353
AngloGold Ashanti, Ltd.ADR (Mining)	10,944	257,731
Baidu, Inc.*ADR (Internet)	7,600	666,520
Bancolombia S.A.ADR (Banks)	2,432	153,824
BRF-Brazil Foods S.A.ADR (Food)	19,152	423,451
Cemex S.A.B. de C.V.*ADR (Building Materials)	31,008	378,608
Cencosud S.A.ADR (Food)	10,032	187,498
China Life Insurance Co., Ltd.ADR (Insurance)	14,288	563,233
China Mobile, Ltd.ADR (Telecommunications)	29,792	1,582,848
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,472	639,786
China Telecom Corp., Ltd.ADR (Telecommunications)	3,952	200,920
China Unicom, Ltd.ADR (Telecommunications)	12,160	163,917
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	10,944	340,358
CNOOC, Ltd.ADR (Oil & Gas)	4,560	873,241
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	4,560	188,875
Ecopetrol S.A.ADR (Oil & Gas)	6,992	381,204
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,040	161,363
Enersis S.A.ADR (Electric)	10,944	210,563
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	5,472	621,072
Gold Fields, Ltd.ADR (Mining)	20,976	162,564
Grupo Financiero Santander Mexico S.A.B de C.V*ADR (Banks)	19,152	295,515
Grupo Televisa S.A.ADR (Media)	11,552	307,399
HDFC Bank, Ltd.ADR (Banks)	10,944	409,524
ICICI Bank, Ltd.ADR (Banks)	7,904	339,082
Infosys Technologies, Ltd.ADR (Computers)	13,680	737,489
KB Financial Group, Inc.*ADR (Diversified Financial Services)	10,944	361,590
Korea Electric Power Corp.*ADR (Electric)	16,112	218,962
Latam Airlines Group S.A.ADR (Airlines)	8,816	191,660
LG Display Co., Ltd.*ADR (Electronics)	12,768	186,285
Mobile TeleSystemsADR (Telecommunications)	14,592	302,638
PetroChina Co., Ltd.ADR (Oil & Gas)	6,080	801,466
Petroleo Brasileiro S.A.ADR (Oil & Gas)	47,120	780,779
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,432	172,526
POSCOADR (Iron/Steel)	9,424	694,643
PT Telekomunikasi IndonesiaADR (Telecommunications)	6,992	315,199
Sasol, Ltd.ADR (Oil & Gas)	14,592	647,009
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	13,680	491,112
SK Telecom Co., Ltd.ADR (Telecommunications)	10,336	184,704
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	105,488	1,813,339
Ultrapar Participacoes S.A.ADR (Chemicals)	11,856	300,905
Vale S.A.ADR (Mining)	38,304	662,276
TOTAL COMMON STOCKS
(Cost $18,698,594)		19,423,031

Preferred Stocks (18.9%)
Banco Bradesco S.A.ADR (Banks)	60,192	1,024,468
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	3,952	210,563
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	21,584	913,651
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	13,680	162,108
Gerdau S.A.ADR (Iron/Steel)	25,536	196,883
Itau Unibanco Holding S.A.ADR (Banks)	65,360	1,163,407
Petroleo Brasileiro S.A.ADR (Oil & Gas)	61,104	1,109,038
Telefonica Brasil S.A.ADR (Telecommunications)	8,208	218,989
Vale S.A.ADR (Mining)	60,496	999,999
TOTAL PREFERRED STOCKS
(Cost $6,117,325)		5,999,106

	Principal Amount	Value
U.S. Treasury Obligations(a) (4.0%)
U.S. Treasury Bills, 0.00%, 4/11/13	$1,265,000	$1,265,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,265,000)		1,265,000

Repurchase Agreements(a)(b) (15.9%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $5,056,012	5,056,000	5,056,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,056,000)		5,056,000
TOTAL INVESTMENT SECURITIES
(Cost $31,136,919) - 100.1%		31,743,137
Net other assets (liabilities) - (0.1)%		(42,778)

NET ASSETS - 100.0%		$31,700,359

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $234,000 and $935,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,532,382	$2,323
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	4,950,754	7,506
		$9,829

ProFund VP Emerging Markets invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Airlines	$191,660	0.6%
Banks	3,385,820	10.6%
Beverages	1,723,598	5.5%
Building Materials	378,608	1.2%
Chemicals	300,905	0.9%
Computers	737,489	2.3%
Diversified Financial Services	852,702	2.6%
Electric	752,996	2.4%
Electronics	186,285	0.6%
Food	821,512	2.6%
Insurance	563,233	1.8%
Internet	666,520	2.1%
Iron/Steel	891,526	2.8%
Media	307,399	1.0%
Mining	2,082,570	6.6%
Oil & Gas	5,232,523	16.6%
Semiconductors	1,813,339	5.7%
Telecommunications	4,533,452	14.3%
Other**	6,278,222	19.8%
Total	$31,700,359	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 28, 2013:

	Value	% of Net Assets
Brazil	$8,355,392	26.3%
Chile	751,084	2.4%
China	5,491,931	17.3%
Colombia	535,028	1.7%
India	1,486,095	4.7%
Indonesia	315,199	1.0%
Mexico	2,653,947	8.4%
Philippines	172,526	0.5%
Russia	302,638	1.0%
South Africa	1,067,304	3.4%
South Korea	2,137,296	6.7%
Taiwan	2,153,697	6.8%
Other**	6,278,222	19.8%
Total	$31,700,359	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (19.8%)
U.S. Treasury Bills, 0.00%, 4/11/13	$5,613,000	$5,613,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,613,000)		5,613,000

Repurchase Agreements(a) (79.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $22,473,055	22,473,000	22,473,000
TOTAL REPURCHASE AGREEMENTS
(Cost $22,473,000)		22,473,000
TOTAL INVESTMENT SECURITIES
(Cost $28,086,000) - 98.9%		28,086,000
Net other assets (liabilities) - 1.1%		324,944

NET ASSETS - 100.0%		$28,410,944

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 6/14/13 (Underlying notional amount at value $28,340,950)	454	$1,288,326

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (66.7%)
3M Co. (Miscellaneous Manufacturing)	561	$59,639
Abbott Laboratories (Pharmaceuticals)	1,397	49,342
AbbVie, Inc.* (Pharmaceuticals)	1,408	57,418
Abercrombie & Fitch Co. - Class A (Retail)	66	3,049
Accenture PLC - Class A (Computers)	572	43,455
ACE, Ltd. (Insurance)	297	26,424
Actavis, Inc.* (Pharmaceuticals)	110	10,132
Adobe Systems, Inc.* (Software)	440	19,144
Advanced Micro Devices, Inc.* (Semiconductors)	539	1,374
Aetna, Inc. (Healthcare - Services)	297	15,183
AFLAC, Inc. (Insurance)	418	21,744
Agilent Technologies, Inc. (Electronics)	308	12,927
AGL Resources, Inc. (Gas)	110	4,615
Air Products & Chemicals, Inc. (Chemicals)	187	16,291
Airgas, Inc. (Chemicals)	66	6,545
Akamai Technologies, Inc.* (Internet)	154	5,435
Alcoa, Inc. (Mining)	957	8,154
Alexion Pharmaceuticals, Inc.* (Biotechnology)	176	16,217
Allegheny Technologies, Inc. (Iron/Steel)	99	3,139
Allergan, Inc. (Pharmaceuticals)	275	30,698
Allstate Corp. (Insurance)	429	21,051
Altera Corp. (Semiconductors)	286	10,144
Altria Group, Inc. (Agriculture)	1,793	61,661
Amazon.com, Inc.* (Internet)	319	85,010
Ameren Corp. (Electric)	220	7,704
American Electric Power, Inc. (Electric)	429	20,862
American Express Co. (Diversified Financial Services)	858	57,880
American International Group, Inc.* (Insurance)	1,309	50,814
American Tower Corp. (REIT)	352	27,076
Ameriprise Financial, Inc. (Diversified Financial Services)	176	12,962
AmerisourceBergen Corp. (Pharmaceuticals)	209	10,753
Amgen, Inc. (Biotechnology)	671	68,785
Amphenol Corp. - Class A (Electronics)	143	10,675
Anadarko Petroleum Corp. (Oil & Gas)	451	39,440
Analog Devices, Inc. (Semiconductors)	275	12,785
Aon PLC (Insurance)	275	16,913
Apache Corp. (Oil & Gas)	352	27,160
Apartment Investment and Management Co. - Class A (REIT)	132	4,047
Apollo Group, Inc. - Class A* (Commercial Services)	88	1,530
Apple Computer, Inc. (Computers)	836	370,040
Applied Materials, Inc. (Semiconductors)	1,067	14,383
Archer-Daniels-Midland Co. (Agriculture)	583	19,665
Assurant, Inc. (Insurance)	66	2,971
AT&T, Inc. (Telecommunications)	4,884	179,194
Autodesk, Inc.* (Software)	198	8,166
Automatic Data Processing, Inc. (Commercial Services)	429	27,894
AutoNation, Inc.* (Retail)	33	1,444
AutoZone, Inc.* (Retail)	33	13,093
AvalonBay Communities, Inc. (REIT)	99	12,540
Avery Dennison Corp. (Household Products/Wares)	88	3,790
Avon Products, Inc. (Cosmetics/Personal Care)	385	7,981
Baker Hughes, Inc. (Oil & Gas Services)	396	18,378
Ball Corp. (Packaging & Containers)	132	6,281
Bank of America Corp. (Banks)	9,636	117,366
Bank of New York Mellon Corp. (Banks)	1,034	28,942
Bard (C.R.), Inc. (Healthcare - Products)	66	6,651
Baxter International, Inc. (Healthcare - Products)	484	35,158
BB&T Corp. (Banks)	627	19,682
Beam, Inc. (Beverages)	143	9,085
Becton, Dickinson & Co. (Healthcare - Products)	176	16,827
Bed Bath & Beyond, Inc.* (Retail)	198	12,755
Bemis Co., Inc. (Packaging & Containers)	88	3,552
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,628	169,639
Best Buy Co., Inc. (Retail)	242	5,360
Biogen Idec, Inc.* (Biotechnology)	209	40,318
BlackRock, Inc. (Diversified Financial Services)	110	28,257
BMC Software, Inc.* (Software)	121	5,606
Boeing Co. (Aerospace/Defense)	605	51,939
BorgWarner, Inc.* (Auto Parts & Equipment)	99	7,657
Boston Properties, Inc. (REIT)	132	13,340
Boston Scientific Corp.* (Healthcare - Products)	1,210	9,450
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,463	60,261
Broadcom Corp. - Class A (Semiconductors)	462	16,018
Brown-Forman Corp. - Class B (Beverages)	132	9,425
C.H. Robinson Worldwide, Inc. (Transportation)	143	8,503
CA, Inc. (Software)	297	7,475
Cablevision Systems Corp. NY - Class A (Media)	187	2,798
Cabot Oil & Gas Corp. (Oil & Gas)	187	12,643
Cameron International Corp.* (Oil & Gas Services)	220	14,344
Campbell Soup Co. (Food)	165	7,484
Capital One Financial Corp. (Banks)	517	28,409
Cardinal Health, Inc. (Pharmaceuticals)	308	12,819
CareFusion Corp.* (Healthcare - Products)	198	6,928
CarMax, Inc.* (Retail)	198	8,257
Carnival Corp. - Class A (Leisure Time)	396	13,583
Caterpillar, Inc. (Machinery - Construction & Mining)	583	50,704
CBRE Group, Inc. - Class A* (Real Estate)	275	6,944
CBS Corp. - Class B (Media)	517	24,139
Celgene Corp.* (Biotechnology)	374	43,350
CenterPoint Energy, Inc. (Gas)	385	9,225
CenturyLink, Inc. (Telecommunications)	561	19,708
Cerner Corp.* (Software)	132	12,507
CF Industries Holdings, Inc. (Chemicals)	55	10,470
Chesapeake Energy Corp. (Oil & Gas)	462	9,429

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chevron Corp. (Oil & Gas)	1,727	$205,202
Chipotle Mexican Grill, Inc.* (Retail)	33	10,754
CIGNA Corp. (Healthcare - Services)	253	15,780
Cincinnati Financial Corp. (Insurance)	132	6,229
Cintas Corp. (Textiles)	88	3,883
Cisco Systems, Inc. (Telecommunications)	4,752	99,364
Citigroup, Inc. (Banks)	2,706	119,712
Citrix Systems, Inc.* (Software)	165	11,906
Cliffs Natural Resources, Inc. (Iron/Steel)	132	2,509
Clorox Co. (Household Products/Wares)	121	10,712
CME Group, Inc. (Diversified Financial Services)	275	16,882
CMS Energy Corp. (Electric)	231	6,454
Coach, Inc. (Apparel)	253	12,647
Coca-Cola Co. (Beverages)	3,410	137,901
Coca-Cola Enterprises, Inc. (Beverages)	231	8,529
Cognizant Technology Solutions Corp.* (Computers)	264	20,225
Colgate-Palmolive Co. (Cosmetics/Personal Care)	396	46,740
Comcast Corp. - Class A (Media)	2,354	98,891
Comerica, Inc. (Banks)	165	5,932
Computer Sciences Corp. (Computers)	132	6,498
ConAgra Foods, Inc. (Food)	363	12,999
ConocoPhillips (Oil & Gas)	1,089	65,449
CONSOL Energy, Inc. (Coal)	198	6,663
Consolidated Edison, Inc. (Electric)	264	16,112
Constellation Brands, Inc.* (Beverages)	132	6,288
Corning, Inc. (Telecommunications)	1,309	17,449
Costco Wholesale Corp. (Retail)	385	40,852
Coventry Health Care, Inc. (Healthcare - Services)	121	5,691
Covidien PLC (Healthcare - Products)	418	28,357
Crown Castle International Corp.* (Telecommunications)	264	18,385
CSX Corp. (Transportation)	913	22,487
Cummins, Inc. (Machinery - Diversified)	154	17,835
CVS Caremark Corp. (Retail)	1,100	60,489
D.R. Horton, Inc. (Home Builders)	253	6,148
Danaher Corp. (Miscellaneous Manufacturing)	517	32,132
Darden Restaurants, Inc. (Retail)	110	5,685
DaVita, Inc.* (Healthcare - Services)	77	9,131
Dean Foods Co.* (Food)	165	2,991
Deere & Co. (Machinery - Diversified)	352	30,266
Dell, Inc. (Computers)	1,298	18,600
Delphi Automotive PLC (Auto Components)	264	11,722
Denbury Resources, Inc.* (Oil & Gas)	330	6,155
DENTSPLY International, Inc. (Healthcare - Products)	132	5,599
Devon Energy Corp. (Oil & Gas)	341	19,239
Diamond Offshore Drilling, Inc. (Oil & Gas)	66	4,591
DIRECTV - Class A* (Media)	506	28,645
Discover Financial Services (Diversified Financial Services)	440	19,730
Discovery Communications, Inc. - Class A* (Media)	220	17,323
Dollar General Corp.* (Retail)	231	11,685
Dollar Tree, Inc.* (Retail)	198	9,589
Dominion Resources, Inc. (Electric)	517	30,079
Dover Corp. (Miscellaneous Manufacturing)	154	11,224
Dr. Pepper Snapple Group, Inc. (Beverages)	176	8,263
DTE Energy Co. (Electric)	154	10,524
Duke Energy Corp. (Electric)	627	45,514
Dun & Bradstreet Corp. (Software)	33	2,760
E*TRADE Financial Corp.* (Diversified Financial Services)	231	2,474
E.I. du Pont de Nemours & Co. (Chemicals)	836	41,097
Eastman Chemical Co. (Chemicals)	132	9,223
Eaton Corp. (Electrical Components & Equipment)	418	25,603
eBay, Inc.* (Internet)	1,034	56,063
Ecolab, Inc. (Chemicals)	231	18,522
Edison International (Electric)	286	14,392
Edwards Lifesciences Corp.* (Healthcare - Products)	99	8,134
Electronic Arts, Inc.* (Software)	264	4,673
Eli Lilly & Co. (Pharmaceuticals)	891	50,600
EMC Corp.* (Computers)	1,870	44,674
Emerson Electric Co. (Electrical Components & Equipment)	638	35,645
Ensco PLC - Class AADR (Oil & Gas)	209	12,540
Entergy Corp. (Electric)	154	9,739
EOG Resources, Inc. (Oil & Gas)	242	30,993
EQT Corp. (Oil & Gas)	132	8,943
Equifax, Inc. (Commercial Services)	110	6,335
Equity Residential (REIT)	286	15,747
Exelon Corp. (Electric)	759	26,170
Expedia, Inc. (Internet)	88	5,281
Expeditors International of Washington, Inc. (Transportation)	187	6,678
Express Scripts Holding Co.* (Pharmaceuticals)	726	41,854
Exxon Mobil Corp. (Oil & Gas)	3,993	359,810
F5 Networks, Inc.* (Internet)	66	5,879
Family Dollar Stores, Inc. (Retail)	88	5,196
Fastenal Co. (Distribution/Wholesale)	242	12,427
FedEx Corp. (Transportation)	264	25,925
Fidelity National Information Services, Inc. (Software)	264	10,460
Fifth Third Bancorp (Banks)	781	12,738
First Horizon National Corp. (Banks)	220	2,353
First Solar, Inc.* (Energy - Alternate Sources)	55	1,483
FirstEnergy Corp. (Electric)	374	15,783
Fiserv, Inc.* (Software)	121	10,627
FLIR Systems, Inc. (Electronics)	132	3,433
Flowserve Corp. (Machinery - Diversified)	44	7,379
Fluor Corp. (Engineering & Construction)	143	9,485
FMC Corp. (Chemicals)	121	6,901
FMC Technologies, Inc.* (Oil & Gas Services)	209	11,368
Ford Motor Co. (Auto Manufacturers)	3,487	45,854
Forest Laboratories, Inc.* (Pharmaceuticals)	209	7,950
Fossil, Inc.* (Distribution/Wholesale)	44	4,250
Franklin Resources, Inc. (Diversified Financial Services)	121	18,248
Freeport-McMoRan Copper & Gold, Inc. (Mining)	847	28,035
Frontier Communications Corp. (Telecommunications)	891	3,546
GameStop Corp. - Class A (Retail)	110	3,077
Gannett Co., Inc. (Media)	209	4,571

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Garmin, Ltd. (Electronics)	99	$3,271
General Dynamics Corp. (Aerospace/Defense)	297	20,941
General Electric Co. (Miscellaneous Manufacturing)	9,262	214,136
General Mills, Inc. (Food)	572	28,205
Genuine Parts Co. (Distribution/Wholesale)	143	11,154
Genworth Financial, Inc. - Class A* (Insurance)	440	4,400
Gilead Sciences, Inc.* (Biotechnology)	1,353	66,202
Google, Inc. - Class A* (Internet)	242	192,155
H & R Block, Inc. (Commercial Services)	242	7,120
Halliburton Co. (Oil & Gas Services)	825	33,338
Harley-Davidson, Inc. (Leisure Time)	198	10,553
Harman International Industries, Inc. (Home Furnishings)	55	2,455
Harris Corp. (Telecommunications)	99	4,588
Hartford Financial Services Group, Inc. (Insurance)	385	9,933
Hasbro, Inc. (Toys/Games/Hobbies)	99	4,350
HCP, Inc. (REIT)	407	20,293
Health Care REIT, Inc. (REIT)	231	15,687
Heinz (H.J.) Co. (Food)	286	20,669
Helmerich & Payne, Inc. (Oil & Gas)	99	6,009
Hess Corp. (Oil & Gas)	264	18,905
Hewlett-Packard Co. (Computers)	1,738	41,434
Honeywell International, Inc. (Miscellaneous Manufacturing)	693	52,217
Hormel Foods Corp. (Food)	121	5,000
Hospira, Inc.* (Healthcare - Products)	143	4,695
Host Hotels & Resorts, Inc. (REIT)	649	11,351
Hudson City Bancorp, Inc. (Savings & Loans)	418	3,612
Humana, Inc. (Healthcare - Services)	143	9,883
Huntington Bancshares, Inc. (Banks)	748	5,528
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	374	22,792
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	242	13,312
Integrys Energy Group, Inc. (Electric)	66	3,839
Intel Corp. (Semiconductors)	4,400	96,140
IntercontinentalExchange, Inc.* (Diversified Financial Services)	66	10,763
International Business Machines Corp. (Computers)	935	199,436
International Flavors & Fragrances, Inc. (Chemicals)	77	5,904
International Game Technology (Entertainment)	231	3,812
International Paper Co. (Forest Products & Paper)	396	18,446
Intuit, Inc. (Software)	253	16,609
Intuitive Surgical, Inc.* (Healthcare - Products)	33	16,209
Invesco, Ltd. (Diversified Financial Services)	396	11,468
Iron Mountain, Inc. (Commercial Services)	154	5,592
J.C. Penney Co., Inc. (Retail)	132	1,995
J.P. Morgan Chase & Co. (Banks)	3,410	161,838
Jabil Circuit, Inc. (Electronics)	165	3,049
Jacobs Engineering Group, Inc.* (Engineering & Construction)	121	6,805
JDS Uniphase Corp.* (Telecommunications)	209	2,794
Johnson & Johnson (Healthcare - Products)	2,486	202,684
Johnson Controls, Inc. (Auto Parts & Equipment)	605	21,217
Joy Global, Inc. (Machinery - Construction & Mining)	99	5,892
Juniper Networks, Inc.* (Telecommunications)	462	8,565
Kellogg Co. (Food)	220	14,175
KeyCorp (Banks)	825	8,217
Kimberly-Clark Corp. (Household Products/Wares)	341	33,411
Kimco Realty Corp. (REIT)	363	8,131
Kinder Morgan, Inc. (Pipelines)	561	21,699
KLA-Tencor Corp. (Semiconductors)	143	7,542
Kohls Corp. (Retail)	187	8,626
Kraft Foods Group, Inc. (Food)	528	27,208
Kroger Co. (Food)	462	15,311
L Brands, Inc. (Retail)	209	9,334
L-3 Communications Holdings, Inc. (Aerospace/Defense)	77	6,231
Laboratory Corp. of America Holdings* (Healthcare - Services)	88	7,938
Lam Research Corp.* (Semiconductors)	143	5,929
Legg Mason, Inc. (Diversified Financial Services)	99	3,183
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	132	4,459
Lennar Corp. - Class A (Home Builders)	143	5,932
Leucadia National Corp. (Holding Companies - Diversified)	264	7,242
Life Technologies Corp.* (Biotechnology)	154	9,953
Lincoln National Corp. (Insurance)	242	7,892
Linear Technology Corp. (Semiconductors)	209	8,019
Lockheed Martin Corp. (Aerospace/Defense)	242	23,358
Loews Corp. (Insurance)	275	12,119
Lorillard, Inc. (Agriculture)	341	13,759
Lowe’s Cos., Inc. (Retail)	990	37,541
LSI Logic Corp.* (Semiconductors)	484	3,282
LyondellBasell Industries N.V. - Class A (Chemicals)	341	21,582
M&T Bank Corp. (Banks)	110	11,348
Macy’s, Inc. (Retail)	352	14,728
Marathon Oil Corp. (Oil & Gas)	627	21,142
Marathon Petroleum Corp. (Oil & Gas)	297	26,611
Marriott International, Inc. - Class A (Lodging)	220	9,301
Marsh & McLennan Cos., Inc. (Insurance)	484	18,377
Masco Corp. (Building Materials)	319	6,460
MasterCard, Inc. - Class A (Commercial Services)	99	53,572
Mattel, Inc. (Toys/Games/Hobbies)	308	13,487
McCormick & Co., Inc. (Food)	121	8,900
McDonald’s Corp. (Retail)	891	88,824
McGraw-Hill Cos., Inc. (Media)	253	13,176
McKesson Corp. (Pharmaceuticals)	209	22,564
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	176	13,631
MeadWestvaco Corp. (Forest Products & Paper)	154	5,590
Medtronic, Inc. (Healthcare - Products)	902	42,358
Merck & Co., Inc. (Pharmaceuticals)	2,695	119,200
MetLife, Inc. (Insurance)	979	37,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MetroPCS Communications, Inc.* (Telecommunications)	286	$3,117
Microchip Technology, Inc. (Semiconductors)	176	6,470
Micron Technology, Inc.* (Semiconductors)	913	9,112
Microsoft Corp. (Software)	6,710	191,974
Molex, Inc. (Electrical Components & Equipment)	121	3,543
Molson Coors Brewing Co. - Class B (Beverages)	143	6,997
Mondelez International, Inc. - Class A (Food)	1,584	48,486
Monsanto Co. (Chemicals)	473	49,962
Monster Beverage Corp.* (Beverages)	132	6,302
Moody’s Corp. (Commercial Services)	176	9,384
Morgan Stanley Dean Witter & Co. (Banks)	1,221	26,838
Motorola Solutions, Inc. (Telecommunications)	242	15,495
Murphy Oil Corp. (Oil & Gas)	165	10,515
Mylan Laboratories, Inc.* (Pharmaceuticals)	352	10,187
Nabors Industries, Ltd. (Oil & Gas)	264	4,282
NASDAQ Stock Market, Inc. (Diversified Financial Services)	110	3,553
National Oilwell Varco, Inc. (Oil & Gas Services)	385	27,239
NetApp, Inc.* (Computers)	319	10,897
Netflix, Inc.* (Internet)	55	10,418
Newell Rubbermaid, Inc. (Housewares)	253	6,603
Newfield Exploration Co.* (Oil & Gas)	121	2,713
Newmont Mining Corp. (Mining)	440	18,432
News Corp. - Class A (Media)	1,782	54,387
NextEra Energy, Inc. (Electric)	374	29,052
NIKE, Inc. - Class B (Apparel)	649	38,298
NiSource, Inc. (Gas)	275	8,069
Noble Corp. (Oil & Gas)	220	8,393
Noble Energy, Inc. (Oil & Gas)	165	19,084
Nordstrom, Inc. (Retail)	132	7,290
Norfolk Southern Corp. (Transportation)	275	21,197
Northeast Utilities System (Electric)	275	11,952
Northern Trust Corp. (Banks)	198	10,803
Northrop Grumman Corp. (Aerospace/Defense)	209	14,661
NRG Energy, Inc. (Electric)	286	7,576
Nucor Corp. (Iron/Steel)	286	13,200
NVIDIA Corp. (Semiconductors)	561	7,192
NYSE Euronext (Diversified Financial Services)	220	8,501
Occidental Petroleum Corp. (Oil & Gas)	715	56,035
Omnicom Group, Inc. (Advertising)	231	13,606
ONEOK, Inc. (Pipelines)	187	8,914
Oracle Corp. (Software)	3,289	106,366
O’Reilly Automotive, Inc.* (Retail)	99	10,152
Owens-Illinois, Inc.* (Packaging & Containers)	143	3,811
PACCAR, Inc. (Auto Manufacturers)	319	16,129
Pall Corp. (Miscellaneous Manufacturing)	99	6,769
Parker Hannifin Corp. (Miscellaneous Manufacturing)	132	12,089
Patterson Cos., Inc. (Healthcare - Products)	77	2,929
Paychex, Inc. (Commercial Services)	286	10,030
Peabody Energy Corp. (Coal)	242	5,118
Pentair, Ltd. (Miscellaneous Manufacturing)	187	9,864
People’s United Financial, Inc. (Savings & Loans)	297	3,991
Pepco Holdings, Inc. (Electric)	209	4,473
PepsiCo, Inc. (Beverages)	1,375	108,776
PerkinElmer, Inc. (Electronics)	99	3,330
Perrigo Co. (Pharmaceuticals)	77	9,142
PetSmart, Inc. (Retail)	99	6,148
Pfizer, Inc. (Pharmaceuticals)	6,402	184,762
PG&E Corp. (Electric)	385	17,144
Philip Morris International, Inc. (Agriculture)	1,463	135,635
Phillips 66 (Oil & Gas)	550	38,483
Pinnacle West Capital Corp. (Electric)	99	5,731
Pioneer Natural Resources Co. (Oil & Gas)	121	15,034
Pitney Bowes, Inc. (Office/Business Equipment)	176	2,615
Plum Creek Timber Co., Inc. (Forest Products & Paper)	143	7,465
PNC Financial Services Group (Banks)	473	31,455
PPG Industries, Inc. (Chemicals)	132	17,680
PPL Corp. (Electric)	517	16,187
Praxair, Inc. (Chemicals)	264	29,447
Precision Castparts Corp. (Metal Fabricate/Hardware)	132	25,030
Priceline.com, Inc.* (Internet)	44	30,269
Principal Financial Group, Inc. (Insurance)	242	8,235
Procter & Gamble Co. (Cosmetics/Personal Care)	2,431	187,333
Progressive Corp. (Insurance)	495	12,509
Prologis, Inc. (REIT)	407	16,272
Prudential Financial, Inc. (Insurance)	418	24,658
Public Service Enterprise Group, Inc. (Electric)	451	15,487
Public Storage, Inc. (REIT)	132	20,106
PulteGroup, Inc.* (Home Builders)	308	6,233
PVH Corp. (Retail)	66	7,049
QEP Resources, Inc. (Oil & Gas)	154	4,903
Qualcomm, Inc. (Telecommunications)	1,529	102,367
Quanta Services, Inc.* (Commercial Services)	187	5,344
Quest Diagnostics, Inc. (Healthcare - Services)	143	8,072
Ralph Lauren Corp. (Apparel)	55	9,312
Range Resources Corp. (Oil & Gas)	143	11,589
Raytheon Co. (Aerospace/Defense)	286	16,814
Red Hat, Inc.* (Software)	176	8,899
Regions Financial Corp. (Banks)	1,254	10,270
Republic Services, Inc. (Environmental Control)	264	8,712
Reynolds American, Inc. (Agriculture)	286	12,724
Robert Half International, Inc. (Commercial Services)	121	4,541
Rockwell Automation, Inc. (Machinery - Diversified)	121	10,448
Rockwell Collins, Inc. (Aerospace/Defense)	121	7,638
Roper Industries, Inc. (Machinery - Diversified)	88	11,203
Ross Stores, Inc. (Retail)	198	12,003
Rowan Cos. PLC - Class A* (Oil & Gas)	110	3,890
Ryder System, Inc. (Transportation)	44	2,629
Safeway, Inc. (Food)	209	5,507
SAIC, Inc. (Commercial Services)	253	3,428

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Salesforce.com, Inc.* (Software)	121	$21,638
SanDisk Corp.* (Computers)	220	12,100
SCANA Corp. (Electric)	121	6,190
Schlumberger, Ltd. (Oil & Gas Services)	1,177	88,145
Scripps Networks Interactive - Class A (Media)	77	4,954
Seagate Technology PLC (Computers)	286	10,456
Sealed Air Corp. (Packaging & Containers)	176	4,243
Sempra Energy (Gas)	198	15,827
Sherwin-Williams Co. (Chemicals)	77	13,005
Sigma-Aldrich Corp. (Chemicals)	110	8,545
Simon Property Group, Inc. (REIT)	275	43,605
SLM Corp. (Diversified Financial Services)	407	8,335
Snap-on, Inc. (Hand/Machine Tools)	55	4,549
Southern Co. (Electric)	770	36,129
Southwest Airlines Co. (Airlines)	649	8,749
Southwestern Energy Co.* (Oil & Gas)	308	11,476
Spectra Energy Corp. (Pipelines)	594	18,266
Sprint Nextel Corp.* (Telecommunications)	2,684	16,668
St. Jude Medical, Inc. (Healthcare - Products)	253	10,231
Stanley Black & Decker, Inc. (Hand/Machine Tools)	143	11,579
Staples, Inc. (Retail)	605	8,125
Starbucks Corp. (Retail)	671	38,220
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	176	11,216
State Street Corp. (Banks)	407	24,050
Stericycle, Inc.* (Environmental Control)	77	8,176
Stryker Corp. (Healthcare - Products)	253	16,506
SunTrust Banks, Inc. (Banks)	484	13,944
Symantec Corp.* (Internet)	616	15,203
Sysco Corp. (Food)	517	18,183
T. Rowe Price Group, Inc. (Diversified Financial Services)	231	17,295
Target Corp. (Retail)	583	39,906
TE Connectivity, Ltd. (Electronics)	374	15,682
TECO Energy, Inc. (Electric)	187	3,332
Tenet Healthcare Corp.* (Healthcare - Services)	88	4,187
Teradata Corp.* (Computers)	143	8,367
Teradyne, Inc.* (Semiconductors)	165	2,676
Tesoro Petroleum Corp. (Oil & Gas)	121	7,085
Texas Instruments, Inc. (Semiconductors)	979	34,735
Textron, Inc. (Miscellaneous Manufacturing)	242	7,214
The ADT Corp. (Commercial Services)	209	10,228
The AES Corp. (Electric)	550	6,914
The Charles Schwab Corp. (Diversified Financial Services)	979	17,319
The Chubb Corp. (Insurance)	231	20,219
The Dow Chemical Co. (Chemicals)	1,067	33,972
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	209	13,382
The Gap, Inc. (Retail)	264	9,346
The Goldman Sachs Group, Inc. (Banks)	385	56,653
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	220	2,774
The Hershey Co. (Food)	132	11,554
The Home Depot, Inc. (Retail)	1,331	92,878
The Interpublic Group of Cos., Inc. (Advertising)	363	4,730
The JM Smucker Co. - Class A (Food)	99	9,817
The Mosaic Co. (Chemicals)	242	14,426
The Travelers Cos., Inc. (Insurance)	341	28,709
The Williams Cos., Inc. (Pipelines)	605	22,663
Thermo Fisher Scientific, Inc. (Electronics)	319	24,401
Tiffany & Co. (Retail)	110	7,649
Time Warner Cable, Inc. (Media)	264	25,360
Time Warner, Inc. (Media)	836	48,170
TJX Cos., Inc. (Retail)	649	30,341
Torchmark Corp. (Insurance)	88	5,262
Total System Services, Inc. (Commercial Services)	143	3,544
TripAdvisor, Inc.* (Internet)	99	5,199
Tyco International, Ltd. (Miscellaneous Manufacturing)	418	13,376
Tyson Foods, Inc. - Class A (Food)	253	6,279
U.S. Bancorp (Banks)	1,661	56,358
Union Pacific Corp. (Transportation)	418	59,527
United Parcel Service, Inc. - Class B (Transportation)	638	54,804
United States Steel Corp. (Iron/Steel)	132	2,574
United Technologies Corp. (Aerospace/Defense)	748	69,886
UnitedHealth Group, Inc. (Healthcare - Services)	913	52,232
UnumProvident Corp. (Insurance)	242	6,837
Urban Outfitters, Inc.* (Retail)	99	3,835
V.F. Corp. (Apparel)	77	12,917
Valero Energy Corp. (Oil & Gas)	495	22,518
Varian Medical Systems, Inc.* (Healthcare - Products)	99	7,128
Ventas, Inc. (REIT)	264	19,325
VeriSign, Inc.* (Internet)	132	6,241
Verizon Communications, Inc. (Telecommunications)	2,541	124,890
Viacom, Inc. - Class B (Media)	407	25,059
Visa, Inc. - Class A (Commercial Services)	462	78,465
Vornado Realty Trust (REIT)	154	12,881
Vulcan Materials Co. (Mining)	121	6,256
W.W. Grainger, Inc. (Distribution/Wholesale)	55	12,374
Walgreen Co. (Retail)	770	36,714
Wal-Mart Stores, Inc. (Retail)	1,485	111,123
Walt Disney Co. (Media)	1,606	91,221
Washington Post Co. - Class B (Media)	11	4,917
Waste Management, Inc. (Environmental Control)	385	15,096
Waters Corp.* (Electronics)	77	7,231
WellPoint, Inc. (Healthcare - Services)	275	18,213
Wells Fargo & Co. (Banks)	4,367	161,534
Western Digital Corp. (Computers)	198	9,955
Western Union Co. (Commercial Services)	506	7,610
Weyerhaeuser Co. (REIT)	484	15,188
Whirlpool Corp. (Home Furnishings)	66	7,818
Whole Foods Market, Inc. (Food)	154	13,360
Windstream Corp. (Telecommunications)	528	4,198
Wisconsin Energy Corp. (Electric)	209	8,964
WPX Energy, Inc.* (Oil & Gas)	176	2,820
Wyndham Worldwide Corp. (Lodging)	121	7,802
Wynn Resorts, Ltd. (Lodging)	66	8,261
Xcel Energy, Inc. (Electric)	440	13,068
Xerox Corp. (Office/Business Equipment)	1,089	9,365

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xilinx, Inc. (Semiconductors)	231	$8,817
XL Group PLC (Insurance)	264	7,999
Xylem, Inc. (Machinery - Diversified)	165	4,547
Yahoo!, Inc.* (Internet)	858	20,189
YUM! Brands, Inc. (Retail)	396	28,488
Zimmer Holdings, Inc. (Healthcare - Products)	154	11,584
Zions Bancorp (Banks)	165	4,123
TOTAL COMMON STOCKS
(Cost $9,129,684)		12,455,599

	Principal Amount	Value
Repurchase Agreements(a)(b) (65.0%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $12,160,028	$12,160,000	$12,160,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,160,000)		12,160,000
TOTAL INVESTMENT SECURITIES
(Cost $21,289,684) - 131.7%		24,615,599
Net other assets (liabilities) - (31.7)%		(5,922,005)

NET ASSETS - 100.0%		$18,693,594

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $3,981,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $4,841,425)	62	$65,654

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$1,753,598	$41,197
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	3,710,500	16,312
Equity Index Swap Agreement with UBS AG, based on the S&P 500	8,723,512	35,247
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	6,120,468	15,163
		$107,919

ProFund VP UltraBull invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$18,336	0.1%
Aerospace/Defense	211,468	1.2%
Agriculture	243,444	1.3%
Airlines	8,749	NM
Apparel	73,174	0.3%
Auto Components	11,722	0.1%
Auto Manufacturers	61,983	0.3%
Auto Parts & Equipment	31,648	0.2%
Banks	918,093	4.9%
Beverages	301,566	1.6%
Biotechnology	244,825	1.3%
Building Materials	6,460	NM
Chemicals	303,572	1.7%
Coal	11,781	0.1%
Commercial Services	234,617	1.3%
Computers	796,137	4.3%
Cosmetics/Personal Care	255,436	1.4%
Distribution/Wholesale	40,205	0.2%
Diversified Financial Services	236,850	1.3%
Electric	389,371	2.2%
Electrical Components & Equipment	64,791	0.3%
Electronics	83,999	0.5%
Energy - Alternate Sources	1,483	NM
Engineering & Construction	16,290	0.1%
Entertainment	3,812	NM
Environmental Control	31,984	0.2%
Food	256,128	1.4%
Forest Products & Paper	31,501	0.1%
Gas	37,736	0.2%
Hand/Machine Tools	16,128	0.1%
Healthcare - Products	431,428	2.3%
Healthcare - Services	146,310	0.8%
Holding Companies - Diversified	7,242	NM
Home Builders	18,313	0.1%
Home Furnishings	10,273	0.1%
Household Products/Wares	47,913	0.2%
Housewares	6,603	NM
Insurance	520,156	2.7%
Internet	437,342	2.4%
Iron/Steel	21,422	0.1%
Leisure Time	24,136	0.1%
Lodging	36,580	0.2%
Machinery - Construction & Mining	56,596	0.3%
Machinery - Diversified	81,678	0.4%
Media	443,611	2.4%
Metal Fabricate/Hardware	25,030	0.1%
Mining	60,877	0.3%
Miscellaneous Manufacturing	459,223	2.6%
Office/Business Equipment	11,980	0.1%
Oil & Gas	1,093,081	5.7%
Oil & Gas Services	192,812	1.0%
Packaging & Containers	17,887	0.1%
Pharmaceuticals	691,313	3.7%
Pipelines	71,542	0.3%
Real Estate	6,944	NM
REIT	255,589	1.4%
Retail	801,600	4.3%
Savings & Loans	7,603	NM
Semiconductors	244,618	1.3%
Software	438,810	2.4%
Telecommunications	620,328	3.4%
Textiles	3,883	NM
Toys/Games/Hobbies	17,837	0.1%
Transportation	201,750	1.1%
Other**	6,237,995	33.3%
Total	$18,693,594	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (51.0%)
Aaron’s, Inc. (Commercial Services)	702	$20,133
ACI Worldwide, Inc.* (Software)	390	19,055
Acuity Brands, Inc. (Electrical Components & Equipment)	468	32,456
Acxiom Corp.* (Software)	780	15,912
ADTRAN, Inc. (Telecommunications)	624	12,262
Advance Auto Parts, Inc. (Retail)	780	64,467
Advent Software, Inc.* (Software)	312	8,727
Aecom Technology Corp.* (Engineering & Construction)	1,092	35,818
Aeropostale, Inc.* (Retail)	780	10,608
Affiliated Managers Group, Inc.* (Diversified Financial Services)	546	83,850
AGCO Corp. (Machinery - Diversified)	1,014	52,850
Alaska Air Group, Inc.* (Airlines)	702	44,900
Albemarle Corp. (Chemicals)	936	58,518
Alexander & Baldwin, Inc.* (Real Estate)	468	16,731
Alexandria Real Estate Equities, Inc. (REIT)	624	44,292
Alleghany Corp.* (Insurance)	156	61,764
Alliance Data Systems Corp.* (Commercial Services)	546	88,391
Alliant Energy Corp. (Electric)	1,170	58,710
Alliant Techsystems, Inc. (Aerospace/Defense)	312	22,598
Allscripts Healthcare Solutions, Inc.* (Software)	1,794	24,380
Alpha Natural Resources, Inc.* (Coal)	2,262	18,571
AMC Networks, Inc. - Class A* (Media)	624	39,424
American Campus Communities, Inc. (REIT)	1,092	49,511
American Eagle Outfitters, Inc. (Retail)	1,872	35,006
American Financial Group, Inc. (Insurance)	780	36,956
Ametek, Inc. (Electrical Components & Equipment)	2,496	108,226
ANN, Inc.* (Retail)	468	13,581
ANSYS, Inc.* (Software)	936	76,209
AOL, Inc. (Internet)	780	30,022
Apollo Investment Corp. (Investment Companies)	2,106	17,606
AptarGroup, Inc. (Miscellaneous Manufacturing)	702	40,260
Aqua America, Inc. (Water)	1,482	46,594
Arch Coal, Inc. (Coal)	2,184	11,859
Arrow Electronics, Inc.* (Electronics)	1,092	44,357
Arthur J. Gallagher & Co. (Insurance)	1,326	54,777
Ascena Retail Group, Inc.* (Retail)	1,326	24,597
Ashland, Inc. (Chemicals)	780	57,954
Aspen Insurance Holdings, Ltd. (Insurance)	702	27,083
Associated Banc-Corp. (Banks)	1,716	26,066
Astoria Financial Corp. (Savings & Loans)	858	8,460
Atmel Corp.* (Semiconductors)	4,524	31,487
Atmos Energy Corp. (Gas)	936	39,958
Atwood Oceanics, Inc.* (Oil & Gas)	624	32,785
Avnet, Inc.* (Electronics)	1,404	50,825
Bally Technologies, Inc.* (Entertainment)	390	20,268
BancorpSouth, Inc. (Banks)	858	13,985
Bank of Hawaii Corp. (Banks)	468	23,779
Barnes & Noble, Inc.* (Retail)	390	6,416
BE Aerospace, Inc.* (Aerospace/Defense)	1,092	65,837
Big Lots, Inc.* (Retail)	624	22,008
Bill Barrett Corp.* (Oil & Gas)	468	9,486
BioMed Realty Trust, Inc. (REIT)	1,872	40,435
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	234	29,484
Black Hills Corp. (Electric)	468	20,611
Bob Evans Farms, Inc. (Retail)	312	13,297
BRE Properties, Inc. - Class A (REIT)	780	37,970
Brinker International, Inc. (Retail)	702	26,430
Broadridge Financial Solutions, Inc. (Software)	1,248	31,000
Brown & Brown, Inc. (Insurance)	1,248	39,986
Cabela’s, Inc.* (Retail)	468	28,445
Cabot Corp. (Chemicals)	624	21,341
Cadence Design Systems, Inc.* (Computers)	2,886	40,202
Camden Property Trust (REIT)	858	58,927
CARBO Ceramics, Inc. (Oil & Gas Services)	234	21,310
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	624	42,301
Carpenter Technology Corp. (Iron/Steel)	468	23,068
Carter’s, Inc.* (Apparel)	546	31,269
Cathay Bancorp, Inc. (Banks)	780	15,694
CBOE Holdings, Inc. (Diversified Financial Services)	936	34,576
Charles River Laboratories International, Inc.* (Biotechnology)	468	20,718
Chico’s FAS, Inc. (Retail)	1,716	28,829
Church & Dwight, Inc. (Household Products/Wares)	1,404	90,741
Ciena Corp.* (Telecommunications)	1,014	16,234
Cimarex Energy Co. (Oil & Gas)	858	64,729
Cinemark Holdings, Inc. (Entertainment)	1,092	32,148
City National Corp. (Banks)	468	27,570
Clarcor, Inc. (Miscellaneous Manufacturing)	546	28,599
Clean Harbors, Inc.* (Environmental Control)	546	31,717
Cleco Corp. (Electric)	624	29,347
Commerce Bancshares, Inc. (Banks)	780	31,847
Commercial Metals Co. (Metal Fabricate/Hardware)	1,170	18,545
Community Health Systems, Inc. (Healthcare - Services)	936	44,357
CommVault Systems, Inc.* (Software)	468	38,367
Compass Minerals International, Inc. (Mining)	312	24,617
Compuware Corp.* (Software)	2,184	27,300
Concur Technologies, Inc.* (Software)	468	32,133
Convergys Corp. (Commercial Services)	1,092	18,597
Con-way, Inc. (Transportation)	546	19,225
Copart, Inc.* (Retail)	1,092	37,434
CoreLogic, Inc.* (Commercial Services)	1,014	26,222
Corporate Office Properties Trust (REIT)	858	22,891
Corrections Corp. of America (Commercial Services)	1,014	39,617
Covance, Inc.* (Healthcare - Services)	546	40,579
Crane Co. (Miscellaneous Manufacturing)	468	26,142

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cree, Inc.* (Semiconductors)	1,170	$64,010
Cullen/Frost Bankers, Inc. (Banks)	624	39,018
Cypress Semiconductor Corp. (Semiconductors)	1,404	15,486
Cytec Industries, Inc. (Chemicals)	468	34,669
Deckers Outdoor Corp.* (Apparel)	390	21,719
Deluxe Corp. (Commercial Services)	546	22,604
DeVry, Inc. (Commercial Services)	624	19,812
Dick’s Sporting Goods, Inc. (Retail)	1,014	47,962
Diebold, Inc. (Computers)	624	18,920
Domtar Corp. (Forest Products & Paper)	390	30,272
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,404	50,812
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	780	14,789
Dresser-Rand Group, Inc.* (Oil & Gas Services)	780	48,095
Dril-Quip, Inc.* (Oil & Gas Services)	390	33,996
DST Systems, Inc. (Computers)	312	22,236
Duke Realty Corp. (REIT)	3,354	56,951
East West Bancorp, Inc. (Banks)	1,482	38,043
Eaton Vance Corp. (Diversified Financial Services)	1,170	48,941
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,170	35,989
Energen Corp. (Oil & Gas)	780	40,568
Energizer Holdings, Inc. (Electrical Components & Equipment)	624	62,232
Equinix, Inc.* (Internet)	468	101,233
Equity One, Inc. (REIT)	624	14,957
Essex Property Trust, Inc. (REIT)	390	58,726
Esterline Technologies Corp.* (Aerospace/Defense)	312	23,618
Everest Re Group, Ltd. (Insurance)	546	70,904
Exelis, Inc. (Aerospace/Defense)	1,950	21,236
Extra Space Storage, Inc. (REIT)	1,092	42,883
FactSet Research Systems, Inc. (Media)	390	36,114
Fair Isaac Corp. (Software)	390	17,819
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,326	18,750
Federal Realty Investment Trust (REIT)	702	75,844
Federated Investors, Inc. - Class B (Diversified Financial Services)	936	22,155
Fidelity National Title Group, Inc. - Class A (Insurance)	2,262	57,070
First American Financial Corp. (Insurance)	1,092	27,922
First Niagara Financial Group, Inc. (Savings & Loans)	3,666	32,481
FirstMerit Corp. (Banks)	1,170	19,340
Flowers Foods, Inc. (Food)	1,170	38,540
Foot Locker, Inc. (Retail)	1,560	53,414
Forest Oil Corp.* (Oil & Gas)	1,248	6,564
Fortune Brands Home & Security, Inc.* (Building Materials)	1,716	64,230
FTI Consulting, Inc.* (Commercial Services)	390	14,687
Fulton Financial Corp. (Banks)	2,028	23,728
Gardner Denver, Inc. (Machinery - Diversified)	546	41,010
Gartner Group, Inc.* (Commercial Services)	936	50,928
GATX Corp. (Trucking & Leasing)	468	24,322
General Cable Corp.* (Electrical Components & Equipment)	546	20,000
Genesee & Wyoming, Inc. - Class A* (Transportation)	546	50,838
Gentex Corp. (Electronics)	1,482	29,655
Global Payments, Inc. (Commercial Services)	780	38,735
Graco, Inc. (Machinery - Diversified)	624	36,211
Granite Construction, Inc. (Engineering & Construction)	390	12,418
Great Plains Energy, Inc. (Electric)	1,560	36,176
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,248	70,836
Greenhill & Co., Inc. (Diversified Financial Services)	234	12,491
Greif, Inc. - Class A (Packaging & Containers)	312	16,729
GUESS?, Inc. (Retail)	624	15,494
Hancock Holding Co. (Banks)	858	26,529
Hanesbrands, Inc.* (Apparel)	1,014	46,198
Hanover Insurance Group, Inc. (Insurance)	468	23,250
Harris Teeter Supermarkets, Inc. (Food)	546	23,320
Harsco Corp. (Miscellaneous Manufacturing)	858	21,253
Hawaiian Electric Industries, Inc. (Electric)	1,014	28,098
HCC Insurance Holdings, Inc. (Insurance)	1,014	42,618
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,652	34,131
Health Net, Inc.* (Healthcare - Services)	858	24,556
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,014	23,200
Henry Schein, Inc.* (Healthcare - Products)	936	86,626
Herman Miller, Inc. (Office Furnishings)	624	17,266
Highwoods Properties, Inc. (REIT)	858	33,951
Hill-Rom Holdings, Inc. (Healthcare - Products)	624	21,977
Hillshire Brands Co. (Food)	1,248	43,867
HMS Holdings Corp.* (Commercial Services)	936	25,412
HNI Corp. (Office Furnishings)	468	16,609
HollyFrontier Corp. (Oil & Gas)	2,106	108,354
Hologic, Inc.* (Healthcare - Products)	2,808	63,461
Home Properties, Inc. (REIT)	546	34,627
Hospitality Properties Trust (REIT)	1,404	38,526
HSN, Inc. (Retail)	390	21,395
Hubbell, Inc. - Class B (Electrical Components & Equipment)	546	53,022
Huntington Ingalls Industries, Inc. (Shipbuilding)	546	29,118
IDACORP, Inc. (Electric)	546	26,355
IDEX Corp. (Machinery - Diversified)	858	45,834
IDEXX Laboratories, Inc.* (Healthcare - Products)	546	50,445
Informatica Corp.* (Software)	1,092	37,641
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,560	30,701
Ingredion, Inc. (Food)	780	56,410
Integrated Device Technology, Inc.* (Semiconductors)	1,482	11,071
InterDigital, Inc. (Telecommunications)	390	18,654
International Bancshares Corp. (Banks)	546	11,357
International Rectifier Corp.* (Semiconductors)	702	14,847
International Speedway Corp. - Class A (Entertainment)	234	7,647
Intersil Corp. - Class A (Semiconductors)	1,326	11,549

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intrepid Potash, Inc. (Chemicals)	546	$10,243
Itron, Inc.* (Electronics)	390	18,096
ITT Corp. (Miscellaneous Manufacturing)	936	26,610
J.B. Hunt Transport Services, Inc. (Transportation)	936	69,713
Jack Henry & Associates, Inc. (Computers)	858	39,648
Janus Capital Group, Inc. (Diversified Financial Services)	1,950	18,330
Jarden Corp.* (Household Products/Wares)	1,170	50,135
JetBlue Airways Corp.* (Airlines)	2,340	16,146
John Wiley & Sons, Inc. - Class - A (Media)	468	18,234
Jones Lang LaSalle, Inc. (Real Estate)	468	46,524
Kansas City Southern Industries, Inc. (Transportation)	1,170	129,754
KB Home (Home Builders)	858	18,679
KBR, Inc. (Engineering & Construction)	1,560	50,044
Kemper Corp. (Insurance)	546	17,805
Kennametal, Inc. (Hand/Machine Tools)	858	33,496
Kilroy Realty Corp. (REIT)	780	40,872
Kirby Corp.* (Transportation)	624	47,923
Lamar Advertising Co. - Class A* (Advertising)	546	26,541
Lancaster Colony Corp. (Food)	234	18,018
Landstar System, Inc. (Transportation)	468	26,718
Lender Processing Services, Inc. (Commercial Services)	858	21,845
Lennox International, Inc. (Building Materials)	468	29,713
Lexmark International, Inc. - Class A (Computers)	624	16,474
Liberty Property Trust (REIT)	1,248	49,608
Life Time Fitness, Inc.* (Leisure Time)	390	16,684
LifePoint Hospitals, Inc.* (Healthcare - Services)	468	22,679
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	858	46,487
LKQ Corp.* (Distribution/Wholesale)	3,120	67,891
Louisiana-Pacific Corp.* (Building Materials)	1,404	30,326
M.D.C. Holdings, Inc. (Home Builders)	390	14,294
Mack-Cali Realty Corp. (REIT)	858	24,547
Manpower, Inc. (Commercial Services)	780	44,242
ManTech International Corp. - Class A (Software)	234	6,288
Martin Marietta Materials (Building Materials)	468	47,746
Masimo Corp. (Healthcare - Products)	546	10,713
Matson, Inc. (Transportation)	468	11,513
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	312	10,886
MDU Resources Group, Inc. (Electric)	1,950	48,731
Mednax, Inc.* (Healthcare - Services)	546	48,938
MEMC Electronic Materials, Inc.* (Semiconductors)	2,418	10,639
Mentor Graphics Corp. (Computers)	1,014	18,303
Mercury General Corp. (Insurance)	390	14,793
Meredith Corp. (Media)	390	14,921
Mettler Toledo International, Inc.* (Electronics)	312	66,525
Micros Systems, Inc.* (Computers)	858	39,048
Mine Safety Appliances Co. (Environmental Control)	312	15,481
Minerals Technologies, Inc. (Chemicals)	390	16,189
Mohawk Industries, Inc.* (Textiles)	624	70,587
Monster Worldwide, Inc.* (Commercial Services)	1,248	6,327
MSC Industrial Direct Co. - Class A (Retail)	468	40,145
MSCI, Inc. - Class A* (Software)	1,248	42,345
National Fuel Gas Co. (Gas)	858	52,638
National Instruments Corp. (Electronics)	1,014	33,209
National Retail Properties, Inc. (REIT)	1,170	42,319
NCR Corp.* (Computers)	1,716	47,292
NeuStar, Inc. - Class A* (Telecommunications)	702	32,663
New York Community Bancorp (Savings & Loans)	4,524	64,919
NewMarket Corp. (Chemicals)	78	20,308
Nordson Corp. (Machinery - Diversified)	624	41,153
Northern Oil & Gas, Inc.* (Oil & Gas)	624	8,973
NV Energy, Inc. (Electric)	2,418	48,433
NVR, Inc.* (Home Builders)	78	84,248
Oceaneering International, Inc. (Oil & Gas Services)	1,092	72,520
Office Depot, Inc.* (Retail)	2,964	11,649
OGE Energy Corp. (Electric)	1,014	70,959
Oil States International, Inc.* (Oil & Gas Services)	546	44,537
Old Republic International Corp. (Insurance)	2,496	31,724
Olin Corp. (Chemicals)	858	21,639
OMEGA Healthcare Investors, Inc. (REIT)	1,170	35,521
Omnicare, Inc. (Pharmaceuticals)	1,092	44,466
Oshkosh Truck Corp.* (Auto Manufacturers)	936	39,771
Owens & Minor, Inc. (Distribution/Wholesale)	624	20,317
Packaging Corp. of America (Packaging & Containers)	1,014	45,498
Panera Bread Co. - Class A* (Hotels, Restaurants & Leisure)	312	51,555
Patterson-UTI Energy, Inc. (Oil & Gas)	1,482	35,331
Plains Exploration & Production Co.* (Oil & Gas)	1,326	62,945
Plantronics, Inc. (Telecommunications)	468	20,680
PNM Resources, Inc. (Electric)	858	19,983
Polaris Industries, Inc. (Leisure Time)	624	57,714
Polycom, Inc.* (Telecommunications)	1,794	19,878
Post Holdings, Inc.* (Food)	312	13,394
Potlatch Corp. (REIT)	390	17,885
Primerica, Inc. (Insurance)	468	15,341
Prosperity Bancshares, Inc. (Banks)	468	22,179
Protective Life Corp. (Insurance)	780	27,924
PTC, Inc.* (Software)	1,248	31,812
QLogic Corp.* (Semiconductors)	936	10,858
Questar Corp. (Gas)	1,794	43,648
Quicksilver Resources, Inc.* (Oil & Gas)	1,248	2,808
R.R. Donnelley & Sons Co. (Commercial Services)	1,872	22,558
Rackspace Hosting, Inc.* (Internet)	1,170	59,062
Raymond James Financial Corp. (Diversified Financial Services)	1,170	53,937
Rayonier, Inc. (REIT)	1,326	79,122
Realty Income Corp. (REIT)	2,028	91,971
Regal-Beloit Corp. (Hand/Machine Tools)	468	38,170
Regency Centers Corp. (REIT)	936	49,524
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	780	137,592
Regis Corp. (Retail)	624	11,351

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Reinsurance Group of America, Inc. (Insurance)	780	$46,543
Reliance Steel & Aluminum Co. (Iron/Steel)	780	55,512
Rent-A-Center, Inc. (Commercial Services)	624	23,051
ResMed, Inc. (Healthcare - Products)	1,482	68,706
RF Micro Devices, Inc.* (Telecommunications)	2,886	15,354
Riverbed Technology, Inc.* (Computers)	1,716	25,586
Rock-Tenn Co. - Class A (Packaging & Containers)	780	72,376
Rollins, Inc. (Commercial Services)	702	17,234
Rosetta Resources, Inc.* (Oil & Gas)	546	25,979
Rovi Corp.* (Semiconductors)	1,092	23,380
Royal Gold, Inc. (Mining)	702	49,863
RPM, Inc. (Chemicals)	1,404	44,338
Saks, Inc.* (Retail)	1,014	11,631
Scholastic Corp. (Media)	312	8,315
Scientific Games Corp. - Class A* (Entertainment)	546	4,778
SEI Investments Co. (Commercial Services)	1,404	40,505
Semtech Corp.* (Semiconductors)	702	24,844
Senior Housing Properties Trust (REIT)	1,950	52,319
Sensient Technologies Corp. (Chemicals)	546	21,343
Service Corp. International (Diversified Consumer Services)	2,184	36,538
Signature Bank* (Banks)	468	36,860
Signet Jewelers, Ltd. (Retail)	858	57,486
Silgan Holdings, Inc. (Packaging & Containers)	468	22,113
Silicon Laboratories, Inc.* (Semiconductors)	390	16,130
Skyworks Solutions, Inc.* (Semiconductors)	1,950	42,959
SL Green Realty Corp. (REIT)	936	80,599
SM Energy Co. (Oil & Gas)	702	41,572
Smithfield Foods, Inc.* (Food)	1,326	35,112
Solarwinds, Inc.* (Software)	624	36,878
Solera Holdings, Inc. (Software)	702	40,948
Sonoco Products Co. (Packaging & Containers)	1,014	35,480
Sotheby’s - Class A (Commercial Services)	702	26,262
SPX Corp. (Miscellaneous Manufacturing)	468	36,953
StanCorp Financial Group, Inc. (Insurance)	468	20,012
Steel Dynamics, Inc. (Iron/Steel)	2,262	35,898
STERIS Corp. (Healthcare - Products)	624	25,965
Strayer Education, Inc. (Commercial Services)	156	7,547
Superior Energy Services, Inc.* (Oil & Gas Services)	1,638	42,539
SUPERVALU, Inc. (Food)	2,184	11,007
SVB Financial Group* (Banks)	468	33,200
Synopsys, Inc.* (Computers)	1,560	55,972
Synovus Financial Corp. (Banks)	8,112	22,470
Taubman Centers, Inc. (REIT)	624	48,460
TCF Financial Corp. (Banks)	1,716	25,671
Tech Data Corp.* (Electronics)	390	17,788
Techne Corp. (Healthcare - Products)	390	26,462
Teleflex, Inc. (Healthcare - Products)	390	32,959
Telephone & Data Systems, Inc. (Telecommunications)	1,014	21,365
Tellabs, Inc. (Telecommunications)	3,432	7,173
Tempur-Pedic International, Inc.* (Home Furnishings)	624	30,969
Terex Corp.* (Machinery - Construction & Mining)	1,170	40,271
The Brink’s Co. (Miscellaneous Manufacturing)	468	13,226
The Cheesecake Factory, Inc. (Retail)	468	18,069
The Cooper Cos., Inc. (Healthcare - Products)	468	50,488
The Corporate Executive Board Co. (Commercial Services)	312	18,146
The Macerich Co. (REIT)	1,404	90,390
The New York Times Co. - Class A* (Media)	1,248	12,230
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	390	16,864
The Timken Co. (Metal Fabricate/Hardware)	858	48,546
The Valspar Corp. (Chemicals)	858	53,411
The Wendy’s Co. (Retail)	2,886	16,364
Thor Industries, Inc. (Home Builders)	468	17,218
Thoratec Corp.* (Healthcare - Products)	624	23,400
Tibco Software, Inc.* (Internet)	1,638	33,120
Tidewater, Inc. (Transportation)	546	27,573
Toll Brothers, Inc.* (Home Builders)	1,560	53,414
Tootsie Roll Industries, Inc. (Food)	241	7,209
Towers Watson & Co. - Class A (Commercial Services)	546	37,849
Tractor Supply Co. (Retail)	702	73,100
Trimble Navigation, Ltd.* (Electronics)	2,652	79,454
Trinity Industries, Inc. (Miscellaneous Manufacturing)	780	35,357
Triumph Group, Inc. (Aerospace/Defense)	546	42,861
Trustmark Corp. (Banks)	702	17,557
Tupperware Corp. (Household Products/Wares)	546	44,630
tw telecom, Inc.* (Telecommunications)	1,560	39,296
UDR, Inc. (REIT)	2,574	62,265
UGI Corp. (Gas)	1,170	44,916
Under Armour, Inc. - Class A* (Apparel)	780	39,936
Unit Corp.* (Oil & Gas)	468	21,317
United Natural Foods, Inc.* (Food)	546	26,863
United Rentals, Inc.* (Commercial Services)	936	51,452
United Therapeutics Corp.* (Biotechnology)	468	28,487
Universal Corp. (Agriculture)	234	13,113
Universal Health Services, Inc. - Class B (Healthcare - Services)	936	59,783
URS Corp. (Engineering & Construction)	780	36,980
UTI Worldwide, Inc. (Transportation)	1,092	15,812
Valassis Communications, Inc. (Commercial Services)	390	11,649
Valley National Bancorp (Banks)	2,028	20,767
Valmont Industries, Inc. (Metal Fabricate/Hardware)	234	36,801
ValueClick, Inc.* (Internet)	702	20,744
VCA Antech, Inc.* (Pharmaceuticals)	936	21,987
Vectren Corp. (Gas)	858	30,390
VeriFone Systems, Inc.* (Software)	1,092	22,583
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,262	124,365
Vishay Intertechnology, Inc.* (Electronics)	1,404	19,108
W.R. Berkley Corp. (Insurance)	1,170	51,913
Wabtec Corp. (Machinery - Diversified)	468	47,787
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	858	37,563

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Washington Federal, Inc. (Savings & Loans)	1,092	$19,110
Waste Connections, Inc. (Environmental Control)	1,248	44,904
Watsco, Inc. (Distribution/Wholesale)	312	26,264
Webster Financial Corp. (Banks)	858	20,815
Weingarten Realty Investors (REIT)	1,170	36,914
WellCare Health Plans, Inc.* (Healthcare - Services)	468	27,125
Werner Enterprises, Inc. (Transportation)	468	11,298
Westamerica Bancorp (Banks)	312	14,143
Westar Energy, Inc. (Electric)	1,326	43,997
WEX, Inc.* (Commercial Services)	390	30,615
WGL Holdings, Inc. (Gas)	546	24,079
Williams-Sonoma, Inc. (Retail)	858	44,204
WMS Industries, Inc.* (Leisure Time)	546	13,765
Woodward, Inc. (Electronics)	624	24,810
World Fuel Services Corp. (Retail)	780	30,982
Worthington Industries, Inc. (Metal Fabricate/Hardware)	546	16,915
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	546	25,733
TOTAL COMMON STOCKS
(Cost $7,429,943)		13,925,999

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.6%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $15,464,036	$15,464,000	$15,464,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,464,000)		15,464,000
TOTAL INVESTMENT SECURITIES
(Cost $22,893,943) - 107.6%		29,389,999
Net other assets (liabilities) - (7.6)%		(2,064,267)

NET ASSETS - 100.0%		$27,325,732

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $4,765,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $1,841,120)	16	$47,139

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$13,523,636	$118,484
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	8,686,505	48,339
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	8,800,416	58,770
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	7,941,487	44,160
		$269,753

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$26,541	0.1%
Aerospace/Defense	176,150	0.7%
Agriculture	13,113	NM
Airlines	61,046	0.2%
Apparel	139,122	0.5%
Auto Manufacturers	39,771	0.1%
Banks	510,618	1.9%
Beverages	70,836	0.3%
Biotechnology	340,646	1.2%
Building Materials	172,015	0.6%
Chemicals	359,953	1.3%
Coal	30,430	0.1%
Commercial Services	724,420	2.7%
Computers	323,681	1.2%
Distribution/Wholesale	145,173	0.5%
Diversified Consumer Services	36,538	0.1%
Diversified Financial Services	311,843	1.1%
Electric	431,400	1.6%
Electrical Components & Equipment	275,936	1.0%
Electronics	383,827	1.4%
Engineering & Construction	135,260	0.5%
Entertainment	79,630	0.3%
Environmental Control	92,102	0.3%
Food	273,740	1.1%
Forest Products & Paper	30,272	0.1%
Gas	235,629	0.9%
Hand/Machine Tools	118,153	0.4%
Healthcare - Products	461,202	1.7%
Healthcare - Services	302,148	1.1%
Home Builders	187,853	0.7%
Home Furnishings	30,969	0.1%
Hotels, Restaurants & Leisure	51,555	0.2%
Household Products/Wares	202,370	0.7%
Insurance	668,385	2.4%
Internet	244,181	0.9%
Investment Companies	17,606	0.1%
Iron/Steel	114,478	0.4%
Leisure Time	88,163	0.3%
Machinery - Construction & Mining	40,271	0.1%
Machinery - Diversified	290,578	1.1%
Media	129,238	0.4%
Metal Fabricate/Hardware	120,807	0.4%
Mining	74,480	0.3%
Miscellaneous Manufacturing	332,399	1.1%
Office Furnishings	33,875	0.1%
Oil & Gas	461,411	1.8%
Oil & Gas Services	286,197	1.0%
Packaging & Containers	192,196	0.7%
Pharmaceuticals	102,442	0.4%
Real Estate	63,255	0.3%
REIT	1,412,807	5.1%
Retail	764,364	2.9%
Savings & Loans	124,970	0.5%
Semiconductors	296,010	1.1%
Shipbuilding	29,118	0.1%
Software	509,397	1.9%
Telecommunications	203,559	0.7%
Textiles	70,587	0.3%
Transportation	410,367	1.6%
Trucking & Leasing	24,322	0.1%
Water	46,594	0.2%
Other**	13,399,733	49.0%
Total	$27,325,732	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (56.3%)
3D Systems Corp.* (Computers)	630	$20,312
8x8, Inc.* (Telecommunications)	1,260	8,631
AAR Corp. (Aerospace/Defense)	630	11,586
Abaxis, Inc. (Healthcare - Products)	210	9,937
ABIOMED, Inc.* (Healthcare - Products)	350	6,535
ABM Industries, Inc. (Commercial Services)	910	20,238
Acacia Research Corp.* (Media)	560	16,895
Acadia Healthcare Co., Inc.* (Healthcare - Services)	350	10,287
Acadia Realty Trust (REIT)	490	13,607
Acco Brands Corp.* (Household Products/Wares)	1,540	10,287
Accretive Health, Inc.* (Commercial Services)	770	7,823
Accuray, Inc.* (Healthcare - Products)	980	4,547
Accuride Corp.* (Auto Parts & Equipment)	980	5,282
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	770	6,730
ACI Worldwide, Inc.* (Software)	350	17,101
Acorda Therapeutics, Inc.* (Biotechnology)	420	13,453
Actuant Corp. - Class A (Miscellaneous Manufacturing)	840	25,721
Acuity Brands, Inc. (Electrical Components & Equipment)	420	29,126
Acxiom Corp.* (Software)	980	19,992
ADTRAN, Inc. (Telecommunications)	700	13,755
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	490	8,967
Advent Software, Inc.* (Software)	280	7,832
Advisory Board Co.* (Commercial Services)	350	18,382
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	420	16,942
Aegion Corp.* (Engineering & Construction)	350	8,103
Aeropostale, Inc.* (Retail)	840	11,424
Aerovironment, Inc.* (Aerospace/Defense)	350	6,346
AFC Enterprises, Inc.* (Retail)	350	12,716
Affymetrix, Inc.* (Biotechnology)	490	681
Air Methods Corp. (Healthcare - Services)	420	20,261
Aircastle, Ltd. (Trucking & Leasing)	910	12,449
Akorn, Inc.* (Pharmaceuticals)	910	12,585
Alaska Air Group, Inc.* (Airlines)	700	44,772
Albany International Corp. - Class A (Machinery - Diversified)	560	16,184
Align Technology, Inc.* (Healthcare - Products)	700	23,456
Alkermes PLC* (Pharmaceuticals)	1,400	33,193
Allegiant Travel Co. (Airlines)	140	12,429
ALLETE, Inc. (Electric)	630	30,883
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	560	13,647
Alterra Capital Holdings, Ltd. (Insurance)	910	28,666
Altra Holdings, Inc. (Machinery - Diversified)	350	9,527
AMCOL International Corp. (Mining)	210	6,340
Amedisys, Inc.* (Healthcare - Services)	420	4,670
American Assets Trust, Inc. (REIT)	630	20,166
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	770	10,511
American Equity Investment Life Holding Co. (Insurance)	1,400	20,846
American Greetings Corp. - Class A (Household Products/Wares)	420	6,762
American Public Education, Inc.* (Commercial Services)	210	7,327
American Science & Engineering, Inc. (Electronics)	140	8,539
American States Water Co. (Water)	280	16,120
American Vanguard Corp. (Chemicals)	420	12,827
Ameristar Casinos, Inc. (Lodging)	350	9,181
Amkor Technology, Inc.* (Semiconductors)	1,260	5,040
AmSurg Corp.* (Healthcare - Services)	280	9,419
AmTrust Financial Services, Inc. (Insurance)	420	14,553
Analogic Corp. (Electronics)	140	11,063
Angie’s List, Inc.* (Internet)	630	12,449
Anixter International, Inc. (Telecommunications)	280	19,578
ANN, Inc.* (Retail)	560	16,251
Annie’s, Inc.* (Food)	140	5,356
Antares Pharma, Inc.* (Pharmaceuticals)	1,610	5,764
Anworth Mortgage Asset Corp. (REIT)	1,260	7,976
Apogee Enterprises, Inc. (Building Materials)	490	14,186
Apollo Investment Corp. (Investment Companies)	1,820	15,215
Applied Industrial Technologies, Inc. (Machinery - Diversified)	560	25,200
Applied Micro Circuits Corp.* (Semiconductors)	1,120	8,310
Approach Resources, Inc.* (Oil & Gas)	350	8,614
Arabian American Development Co.* (Oil & Gas)	490	4,131
Arbitron, Inc. (Commercial Services)	210	9,843
Arch Coal, Inc. (Coal)	2,030	11,023
Arctic Cat, Inc.* (Leisure Time)	140	6,118
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,540	12,643
Argo Group International Holdings, Ltd. (Insurance)	280	11,586
Arkansas Best Corp. (Transportation)	490	5,723
Arlington Asset Investment Corp. - Class A (Investment Companies)	350	9,034
Array BioPharma, Inc.* (Pharmaceuticals)	1,680	8,266
Arris Group, Inc.* (Telecommunications)	1,540	26,441
ArthroCare Corp.* (Healthcare - Products)	280	9,733
Aruba Networks, Inc.* (Telecommunications)	1,050	25,977
Asbury Automotive Group, Inc.* (Retail)	350	12,842
Ashford Hospitality Trust (REIT)	840	10,382
Aspen Technology, Inc.* (Software)	980	31,643
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	420	4,994
Associated Estates Realty Corp. (REIT)	840	15,658
Astec Industries, Inc. (Machinery - Construction & Mining)	280	9,780
Astex Pharmaceuticals, Inc.* (Biotechnology)	3,010	13,424
Astoria Financial Corp. (Savings & Loans)	1,330	13,114
athenahealth, Inc.* (Software)	280	27,171

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Atlantic Power Corp. (Electric)	980	$4,831
Atlantic Tele-Network, Inc. (Telecommunications)	210	10,187
Atlas Air Worldwide Holdings, Inc.* (Transportation)	280	11,413
ATMI, Inc.* (Semiconductors)	350	7,851
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	420	7,258
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	2,240	6,138
Aveo Phamaceuticals, Inc.* (Biotechnology)	560	4,116
Avis Budget Group, Inc.* (Commercial Services)	1,050	29,222
Avista Corp. (Electric)	630	17,262
Axiall Corp. (Chemicals)	350	21,756
B&G Foods, Inc. - Class A (Food)	560	17,074
Badger Meter, Inc. (Electronics)	140	7,493
Balchem Corp. (Chemicals)	280	12,303
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	350	8,659
BancorpSouth, Inc. (Banks)	1,330	21,679
Bank of the Ozarks, Inc. (Banks)	350	15,523
Bankrate, Inc.* (Internet)	700	8,358
Banner Corp. (Banks)	280	8,912
Barnes & Noble, Inc.* (Retail)	350	5,758
Barnes Group, Inc. (Miscellaneous Manufacturing)	630	18,226
BBCN Bancorp, Inc. (Banks)	1,330	17,369
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	420	16,237
bebe Stores, Inc. (Retail)	1,120	4,670
Belden, Inc. (Electrical Components & Equipment)	490	25,309
Benchmark Electronics, Inc.* (Electronics)	980	17,660
Berry Petroleum Co. - Class A (Oil & Gas)	560	25,921
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,190	4,950
Bill Barrett Corp.* (Oil & Gas)	560	11,351
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	280	7,274
BioScrip, Inc.* (Pharmaceuticals)	770	9,787
BJ’s Restaurants, Inc.* (Retail)	210	6,989
Black Box Corp. (Telecommunications)	210	4,580
Black Hills Corp. (Electric)	840	36,993
Blackbaud, Inc. (Software)	350	10,371
BlackRock Kelso Capital Corp. (Investment Companies)	700	7,000
Blount International, Inc.* (Miscellaneous Manufacturing)	910	12,176
Blucora, Inc.* (Internet)	420	6,502
Blyth, Inc. (Household Products/Wares)	140	2,430
Bob Evans Farms, Inc. (Retail)	210	8,950
Boise, Inc. (Forest Products & Paper)	980	8,487
Boston Beer Co., Inc. - Class A* (Beverages)	70	11,175
Boston Private Financial Holdings, Inc. (Banks)	770	7,608
Bottomline Technologies, Inc.* (Software)	490	13,970
Boulder Brands, Inc.* (Food)	840	7,543
Boyd Gaming Corp.* (Lodging)	980	8,105
Brady Corp. - Class A (Electronics)	700	23,471
Bridgepoint Education, Inc.* (Commercial Services)	490	5,013
Briggs & Stratton Corp. (Machinery - Diversified)	840	20,832
Bristow Group, Inc. (Transportation)	350	23,079
BroadSoft, Inc.* (Internet)	280	7,412
Brookline Bancorp, Inc. (Savings & Loans)	1,050	9,597
Brooks Automation, Inc. (Semiconductors)	700	7,126
Brown Shoe Co., Inc. (Retail)	560	8,960
Brunswick Corp. (Leisure Time)	770	26,349
Buckeye Technologies, Inc. (Forest Products & Paper)	350	10,483
Buffalo Wild Wings, Inc.* (Retail)	210	18,381
C&J Energy Services, Inc.* (Oil & Gas Services)	560	12,824
Cabela’s, Inc.* (Retail)	560	34,036
Cabot Microelectronics Corp.* (Semiconductors)	280	9,730
CACI International, Inc. - Class A* (Computers)	280	16,204
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,470	9,834
Caesars Entertainment Corp.* (Lodging)	560	8,882
Calgon Carbon Corp.* (Environmental Control)	910	16,471
California Water Service Group (Water)	840	16,716
Calix, Inc.* (Telecommunications)	630	5,135
Callaway Golf Co. (Leisure Time)	840	5,561
Cal-Maine Foods, Inc. (Food)	140	5,958
Cambrex Corp.* (Biotechnology)	630	8,058
Campus Crest Communities, Inc. (REIT)	700	9,730
Cantel Medical Corp. (Healthcare - Products)	280	8,417
Capstead Mortgage Corp. (REIT)	1,050	13,461
Cardtronics, Inc.* (Commercial Services)	420	11,533
Career Education Corp.* (Commercial Services)	1,190	2,820
Carrizo Oil & Gas, Inc.* (Oil & Gas)	420	10,823
Casey’s General Stores, Inc. (Retail)	420	24,487
Cash America International, Inc. (Retail)	350	18,365
Cathay Bancorp, Inc. (Banks)	1,540	30,984
Cavium, Inc.* (Semiconductors)	560	21,733
Cbeyond, Inc.* (Telecommunications)	840	6,241
CBIZ, Inc.* (Commercial Services)	910	5,806
CEC Entertainment, Inc. (Retail)	210	6,878
Cedar Realty Trust, Inc. (REIT)	1,330	8,126
Centene Corp.* (Healthcare - Services)	490	21,580
Central Garden & Pet Co. - Class A* (Household Products/Wares)	840	6,905
Central Pacific Financial Corp.* (Banks)	630	9,891
Century Aluminum Co.* (Mining)	1,120	8,669
Cepheid, Inc.* (Healthcare - Products)	700	26,858
CEVA, Inc.* (Semiconductors)	350	5,460
CH Energy Group, Inc. (Electric)	140	9,155
Chart Industries, Inc.* (Machinery - Diversified)	280	22,403
Checkpoint Systems, Inc.* (Electronics)	700	9,142
Chemed Corp. (Commercial Services)	140	11,197
Chemtura Corp.* (Chemicals)	1,120	24,203
Chesapeake Lodging Trust (REIT)	420	9,635
CIBER, Inc.* (Computers)	1,190	5,593
Ciena Corp.* (Telecommunications)	840	13,448
Cincinnati Bell, Inc.* (Telecommunications)	1,750	5,705

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIRCOR International, Inc. (Metal Fabricate/Hardware)	280	$11,900
Cirrus Logic, Inc.* (Semiconductors)	560	12,740
Citizens Republic Bancorp, Inc.* (Banks)	700	15,785
City Holding Co. (Banks)	140	5,571
Clarcor, Inc. (Miscellaneous Manufacturing)	560	29,333
Clayton Williams Energy, Inc.* (Oil & Gas)	210	9,183
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	700	9,100
Clearwater Paper Corp.* (Forest Products & Paper)	210	11,065
Cleco Corp. (Electric)	560	26,337
Cloud Peak Energy, Inc.* (Coal)	770	14,461
Clovis Oncology, Inc.* (Pharmaceuticals)	210	6,021
CNO Financial Group, Inc. (Insurance)	2,240	25,648
Coeur d’Alene Mines Corp.* (Mining)	1,050	19,802
Cogent Communications Group, Inc. (Internet)	490	12,936
Cognex Corp. (Machinery - Diversified)	490	20,653
Cohen & Steers, Inc. (Diversified Financial Services)	210	7,575
Coherent, Inc. (Electronics)	280	15,887
Coinstar, Inc.* (Retail)	280	16,358
Colonial Properties Trust (REIT)	840	18,992
Colony Financial, Inc. (REIT)	980	21,756
Columbia Banking System, Inc. (Banks)	630	13,847
Columbia Sportswear Co. (Apparel)	210	12,155
Community Bank System, Inc. (Banks)	700	20,741
Community Trust Bancorp, Inc. (Banks)	140	4,764
CommVault Systems, Inc.* (Software)	420	34,431
comScore, Inc.* (Internet)	420	7,048
Comstock Resources, Inc.* (Oil & Gas)	560	9,100
Conceptus, Inc.* (Healthcare - Products)	280	6,762
CONMED Corp. (Healthcare - Products)	280	9,537
Consolidated Communications Holdings, Inc. (Telecommunications)	630	11,057
Constant Contact, Inc.* (Internet)	280	3,634
Convergys Corp. (Commercial Services)	1,540	26,226
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	630	16,166
Cornerstone OnDemand, Inc.* (Software)	490	16,709
CoStar Group, Inc.* (Commercial Services)	210	22,987
Cousins Properties, Inc. (REIT)	1,050	11,225
Cracker Barrel Old Country Store, Inc. (Retail)	210	16,979
Cray, Inc.* (Computers)	490	11,373
Credit Acceptance Corp.* (Diversified Financial Services)	70	8,550
CreXus Investment Corp. (REIT)	1,120	14,582
Crocs, Inc.* (Apparel)	910	13,486
CSG Systems International, Inc.* (Software)	560	11,866
CubeSmart (REIT)	1,120	17,696
Cubic Corp. (Aerospace/Defense)	280	11,962
Cubist Pharmaceuticals, Inc.* (Biotechnology)	630	29,497
Curis, Inc.* (Biotechnology)	1,260	4,133
Curtiss-Wright Corp. (Aerospace/Defense)	560	19,432
CVB Financial Corp. (Banks)	1,400	15,778
CVR Energy, Inc. (Oil & Gas)	280	14,454
Cyberonics, Inc.* (Healthcare - Products)	210	9,830
Cymer, Inc.* (Electronics)	280	26,907
Dana Holding Corp. (Auto Parts & Equipment)	1,120	19,969
Darling International, Inc.* (Environmental Control)	1,470	26,401
DCT Industrial Trust, Inc. (REIT)	1,680	12,432
DealerTrack Holdings, Inc.* (Internet)	420	12,340
Delek US Holdings, Inc. (Oil & Gas)	350	13,811
Deltic Timber Corp. (Forest Products & Paper)	70	4,810
Deluxe Corp. (Commercial Services)	840	34,775
Demand Media, Inc.* (Media)	770	6,645
Dendreon Corp.* (Biotechnology)	1,540	7,284
DepoMed, Inc.* (Pharmaceuticals)	1,190	6,985
Dexcom, Inc.* (Healthcare - Products)	770	12,874
DFC Global Corp.* (Commercial Services)	630	10,483
DiamondRock Hospitality Co. (REIT)	1,820	16,944
Dice Holdings, Inc.* (Internet)	700	7,091
Digital River, Inc.* (Internet)	560	7,918
DigitalGlobe, Inc.* (Telecommunications)	980	28,331
Dime Community Bancshares, Inc. (Savings & Loans)	420	6,031
DineEquity, Inc. (Retail)	140	9,631
Diodes, Inc.* (Semiconductors)	700	14,686
Dole Food Co., Inc.* (Food)	840	9,156
Domino’s Pizza, Inc. (Retail)	630	32,406
Dorman Products, Inc. (Auto Parts & Equipment)	350	13,024
Douglas Dynamics, Inc. (Auto Parts & Equipment)	560	7,739
Dril-Quip, Inc.* (Oil & Gas Services)	350	30,510
Duff & Phelps Corp. - Class A (Diversified Financial Services)	420	6,514
DuPont Fabros Technology, Inc. (REIT)	770	18,688
DXP Enterprises, Inc.* (Machinery - Diversified)	140	10,458
Dycom Industries, Inc.* (Engineering & Construction)	490	9,648
Dynavax Technologies Corp.* (Biotechnology)	2,100	4,662
Dynex Capital, Inc. (REIT)	910	9,719
E.W. Scripps Co.* (Media)	630	7,579
Eagle Materials, Inc. (Building Materials)	420	27,984
EarthLink, Inc. (Internet)	1,120	6,070
EastGroup Properties, Inc. (REIT)	350	20,370
Ebix, Inc. (Software)	490	7,948
Echo Global Logistics, Inc.* (Transportation)	350	7,742
Education Realty Trust, Inc. (REIT)	1,050	11,057
El Paso Electric Co. (Electric)	840	28,266
Electronics for Imaging, Inc.* (Computers)	560	14,202
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	350	14,088
Ellie Mae, Inc.* (Diversified Financial Services)	350	8,418
EMCOR Group, Inc. (Engineering & Construction)	770	32,640
Emergent Biosolutions, Inc.* (Biotechnology)	490	6,850
Empire District Electric Co. (Electric)	840	18,816
Employers Holdings, Inc. (Insurance)	420	9,849
Emulex Corp.* (Semiconductors)	1,190	7,771
Encore Capital Group, Inc.* (Diversified Financial Services)	350	10,535

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Wire Corp. (Electrical Components & Equipment)	280	$9,806
Endologix, Inc.* (Healthcare - Products)	630	10,175
Energy XXI (Bermuda), Ltd. (Oil & Gas)	560	15,243
EnerSys* (Electrical Components & Equipment)	490	22,334
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	210	10,746
Entegris, Inc.* (Semiconductors)	1,680	16,565
Entropic Communications, Inc.* (Semiconductors)	1,260	5,128
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,050	3,990
EPL Oil & Gas, Inc.* (Oil & Gas)	420	11,260
EPR Properties (REIT)	630	32,792
Equity One, Inc. (REIT)	1,120	26,846
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	210	8,581
Esterline Technologies Corp.* (Aerospace/Defense)	280	21,196
Ethan Allen Interiors, Inc. (Home Furnishings)	280	9,218
Euronet Worldwide, Inc.* (Commercial Services)	700	18,438
EverBank Financial Corp. (Savings & Loans)	980	15,092
Evercore Partners, Inc. - Class A (Diversified Financial Services)	490	20,384
Exact Sciences Corp.* (Biotechnology)	770	7,546
ExactTarget, Inc.* (Internet)	420	9,773
ExamWorks Group, Inc.* (Commercial Services)	490	8,487
Exelixis, Inc.* (Biotechnology)	1,470	6,791
Exlservice Holdings, Inc.* (Commercial Services)	420	13,810
Exponent, Inc. (Engineering & Construction)	140	7,552
Express, Inc.* (Retail)	910	16,207
Exterran Holdings, Inc.* (Oil & Gas Services)	770	20,790
Extreme Networks, Inc.* (Telecommunications)	1,610	5,426
EZCORP, Inc. - Class A* (Retail)	420	8,946
F.N.B. Corp. (Banks)	1,960	23,716
Fabrinet* (Miscellaneous Manufacturing)	420	6,136
Fair Isaac Corp. (Software)	280	12,793
FARO Technologies, Inc.* (Electronics)	140	6,075
FBL Financial Group, Inc. - Class A (Insurance)	280	10,881
Federal Signal Corp.* (Miscellaneous Manufacturing)	910	7,407
Federal-Mogul Corp.* (Auto Parts & Equipment)	700	4,221
FEI Co. (Electronics)	350	22,592
FelCor Lodging Trust, Inc.* (REIT)	1,190	7,081
Ferro Corp.* (Chemicals)	1,260	8,505
Fifth & Pacific Cos., Inc.* (Retail)	980	18,502
Fifth Street Finance Corp. (Investment Companies)	910	10,028
Financial Engines, Inc. (Diversified Financial Services)	420	15,212
Finisar Corp.* (Telecommunications)	910	12,003
First American Financial Corp. (Insurance)	1,330	34,007
First BanCorp.* (Banks)	2,030	12,647
First Cash Financial Services, Inc.* (Retail)	210	12,251
First Commonwealth Financial Corp. (Banks)	1,540	11,488
First Financial Bancorp (Banks)	700	11,235
First Financial Bankshares, Inc. (Banks)	280	13,608
First Industrial Realty Trust, Inc. (REIT)	1,120	19,186
First Midwest Bancorp, Inc. (Banks)	1,050	13,944
First Potomac Realty Trust (REIT)	910	13,495
First Solar, Inc.* (Energy - Alternate Sources)	700	18,872
FirstMerit Corp. (Banks)	1,260	20,828
Flotek Industries, Inc.* (Oil & Gas Services)	630	10,301
Forest Oil Corp.* (Oil & Gas)	1,540	8,100
FormFactor, Inc.* (Semiconductors)	770	3,619
Forum Energy Technologies, Inc.* (Oil & Gas Services)	630	18,119
Forward Air Corp. (Transportation)	210	7,831
Francesca’s Holdings Corp.* (Retail)	350	10,031
Franklin Street Properties Corp. (REIT)	770	11,257
Fred’s, Inc. - Class A (Retail)	420	5,746
Fresh Del Monte Produce, Inc. (Food)	700	18,886
FTI Consulting, Inc.* (Commercial Services)	560	21,090
Fuller (H.B.) Co. (Chemicals)	700	27,355
GasLog, Ltd. (Transportation)	700	9,002
Generac Holdings, Inc. (Electrical Components & Equipment)	420	14,843
Genesco, Inc.* (Retail)	280	16,825
Genesee & Wyoming, Inc. - Class A* (Transportation)	420	39,107
Genomic Health, Inc.* (Healthcare - Products)	280	7,918
Getty Realty Corp. (REIT)	420	8,488
Glacier Bancorp, Inc. (Banks)	840	15,943
Glatfelter (Forest Products & Paper)	980	22,912
Glimcher Realty Trust (REIT)	1,260	14,616
Global Cash Access Holdings, Inc.* (Commercial Services)	980	6,909
Global Power Equipment Group, Inc. (Machinery - Diversified)	280	4,934
Globe Specialty Metals, Inc. (Mining)	770	10,718
Glu Mobile, Inc.* (Software)	1,120	3,338
Gold Resource Corp. (Mining)	350	4,561
Government Properties Income Trust (REIT)	630	16,210
GP Strategies Corp.* (Miscellaneous Manufacturing)	280	6,681
Grand Canyon Education, Inc.* (Commercial Services)	630	15,996
Granite Construction, Inc. (Engineering & Construction)	560	17,830
Graphic Packaging Holding Co.* (Packaging & Containers)	1,610	12,059
Great Lakes Dredge & Dock Co. (Commercial Services)	840	5,653
Greatbatch, Inc.* (Healthcare - Products)	560	16,727
Green Dot Corp. - Class A* (Commercial Services)	420	7,018
Greenhill & Co., Inc. (Diversified Financial Services)	420	22,420
Group 1 Automotive, Inc. (Retail)	280	16,820
GSI Group, Inc.* (Electronics)	490	4,180
GT Advanced Technologies, Inc.* (Semiconductors)	1,260	4,145
Guidewire Software, Inc.* (Software)	280	10,763
GulfMark Offshore, Inc. - Class A (Transportation)	280	10,909
Gulfport Energy Corp.* (Oil & Gas)	560	25,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
H&E Equipment Services, Inc. (Commercial Services)	420	$8,568
Haemonetics Corp.* (Healthcare - Products)	560	23,330
Halcon Resources Corp.* (Oil & Gas)	1,330	10,361
Halozyme Therapeutics, Inc.* (Biotechnology)	980	5,655
Hancock Holding Co. (Banks)	910	28,137
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	490	15,450
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,050	8,673
Harmonic, Inc.* (Telecommunications)	1,890	10,943
Harris Teeter Supermarkets, Inc. (Food)	560	23,918
Harvest Natural Resources, Inc.* (Oil & Gas)	840	2,948
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	350	8,075
Headwaters, Inc.* (Energy - Alternate Sources)	1,050	11,445
Healthcare Realty Trust, Inc. (REIT)	770	21,860
Healthcare Services Group, Inc. (Commercial Services)	1,050	26,912
HealthSouth Corp.* (Healthcare - Services)	1,120	29,534
HealthStream, Inc.* (Internet)	210	4,817
Heartland Express, Inc. (Transportation)	1,050	14,007
Heartland Payment Systems, Inc. (Commercial Services)	560	18,463
HeartWare International, Inc.* (Healthcare - Products)	140	12,379
Hecla Mining Co. (Mining)	3,080	12,166
HEICO Corp. (Aerospace/Defense)	560	24,309
Helen of Troy, Ltd.* (Household Products/Wares)	280	10,741
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,190	27,227
Hercules Offshore, Inc.* (Oil & Gas)	2,590	19,218
Hercules Technology Growth Capital, Inc. (Private Equity)	630	7,718
Herman Miller, Inc. (Office Furnishings)	700	19,369
Hersha Hospitality Trust (REIT)	1,610	9,402
Hexcel Corp.* (Miscellaneous Manufacturing)	1,050	30,460
HFF, Inc. - Class A (Real Estate)	420	8,371
Hibbett Sports, Inc.* (Retail)	210	11,817
Higher One Holdings, Inc.* (Diversified Financial Services)	560	4,978
Highwoods Properties, Inc. (REIT)	630	24,929
Hillenbrand, Inc. (Commercial Services)	1,120	28,313
Hilltop Holdings, Inc.* (Insurance)	560	7,554
Hittite Microwave Corp.* (Semiconductors)	280	16,957
HMS Holdings Corp.* (Commercial Services)	910	24,707
HNI Corp. (Office Furnishings)	420	14,906
Home Bancshares, Inc. (Banks)	210	7,911
Horace Mann Educators Corp. (Insurance)	700	14,595
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	350	16,261
HSN, Inc. (Retail)	420	23,040
Hub Group, Inc. - Class A* (Transportation)	420	16,153
Hudson Pacific Properties, Inc. (REIT)	770	16,748
Huron Consulting Group, Inc.* (Commercial Services)	280	11,290
IBERIABANK Corp. (Banks)	420	21,008
ICF International, Inc.* (Commercial Services)	280	7,616
Iconix Brand Group, Inc.* (Apparel)	700	18,109
ICU Medical, Inc.* (Healthcare - Products)	210	12,380
IDACORP, Inc. (Electric)	560	27,031
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	910	3,240
iGATE Corp.* (Computers)	350	6,584
II-VI, Inc.* (Electronics)	770	13,121
ImmunoGen, Inc.* (Biotechnology)	840	13,490
Impax Laboratories, Inc.* (Pharmaceuticals)	840	12,970
Imperva, Inc.* (Software)	280	10,780
Infinera Corp.* (Telecommunications)	1,680	11,760
Infoblox, Inc.* (Software)	280	6,076
Inland Real Estate Corp. (REIT)	1,330	13,420
InnerWorkings, Inc.* (Software)	560	8,478
Innophos Holdings, Inc. (Chemicals)	210	11,458
Innospec, Inc. (Chemicals)	280	12,398
Insight Enterprises, Inc.* (Computers)	420	8,660
Insperity, Inc. (Commercial Services)	420	11,915
Insulet Corp.* (Healthcare - Products)	560	14,482
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	210	8,192
Integrated Device Technology, Inc.* (Semiconductors)	1,540	11,504
InterDigital, Inc. (Telecommunications)	490	23,437
Interface, Inc. (Office Furnishings)	980	18,836
Intermec, Inc.* (Machinery - Diversified)	1,120	11,010
InterMune, Inc.* (Biotechnology)	770	6,969
International Bancshares Corp. (Banks)	630	13,104
International Rectifier Corp.* (Semiconductors)	1,260	26,648
International Speedway Corp. - Class A (Entertainment)	490	16,013
Intersections, Inc. (Commercial Services)	350	3,294
Intersil Corp. - Class A (Semiconductors)	1,610	14,023
Interval Leisure Group, Inc. (Leisure Time)	420	9,131
Intralinks Holdings, Inc.* (Internet)	1,260	8,014
Invacare Corp. (Healthcare - Products)	560	7,308
InvenSense, Inc.* (Electronics)	490	5,233
Invesco Mortgage Capital, Inc. (REIT)	1,190	25,454
Investment Technology Group, Inc.* (Diversified Financial Services)	840	9,274
Investors Bancorp, Inc. (Savings & Loans)	1,190	22,348
ION Geophysical Corp.* (Oil & Gas Services)	1,330	9,057
IPC The Hospitalist Co.* (Healthcare - Services)	210	9,341
Iridium Communications, Inc.* (Telecommunications)	910	5,478
iRobot Corp.* (Machinery - Diversified)	280	7,185
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	910	16,644
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,330	22,530
Ixia* (Telecommunications)	560	12,118
J & J Snack Foods Corp. (Food)	140	10,765
j2 Global, Inc. (Computers)	700	27,447
Jack in the Box, Inc.* (Retail)	560	19,370
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	770	8,078
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	420	23,481
JetBlue Airways Corp.* (Airlines)	2,030	14,007
Jive Software, Inc.* (Software)	280	4,256
Jos. A. Bank Clothiers, Inc.* (Retail)	210	8,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
K12, Inc.* (Commercial Services)	350	$8,439
Kaiser Aluminum Corp. (Mining)	140	9,051
Kaman Corp. (Aerospace/Defense)	210	7,449
KapStone Paper & Packaging Corp. (Forest Products & Paper)	630	17,514
Kaydon Corp. (Metal Fabricate/Hardware)	630	16,115
KB Home (Home Builders)	630	13,715
Kennedy-Wilson Holdings, Inc. (Real Estate)	700	10,857
Key Energy Services, Inc.* (Oil & Gas Services)	1,750	14,140
Keynote Systems, Inc. (Internet)	420	5,863
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,330	4,948
Knight Transportation, Inc. (Transportation)	1,330	21,413
Knoll, Inc. (Office Furnishings)	770	13,960
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,310	20,998
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	210	9,236
Korn/Ferry International* (Commercial Services)	840	15,002
Kraton Performance Polymers, Inc.* (Chemicals)	420	9,828
Krispy Kreme Doughnuts, Inc.* (Retail)	1,120	16,173
Laclede Group, Inc. (Gas)	280	11,956
Lakeland Bancorp, Inc. (Banks)	420	4,137
Lancaster Colony Corp. (Food)	140	10,780
LaSalle Hotel Properties (REIT)	910	23,096
Lattice Semiconductor Corp.* (Semiconductors)	1,610	8,775
La-Z-Boy, Inc. (Home Furnishings)	700	13,209
Leap Wireless International, Inc.* (Telecommunications)	770	4,535
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	770	6,591
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,920	8,546
Lexington Realty Trust (REIT)	1,330	15,694
Life Time Fitness, Inc.* (Leisure Time)	420	17,968
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	350	9,328
Lindsay Manufacturing Co. (Machinery - Diversified)	210	18,518
Lions Gate Entertainment Corp.* (Entertainment)	840	19,967
Liquidity Services, Inc.* (Internet)	280	8,347
Lithia Motors, Inc. - Class A (Retail)	280	13,294
Littelfuse, Inc. (Electrical Components & Equipment)	210	14,249
Live Nation, Inc.* (Commercial Services)	1,400	17,318
LivePerson, Inc.* (Computers)	630	8,555
LogMeIn, Inc.* (Telecommunications)	280	5,382
Loral Space & Communications, Inc. (Telecommunications)	140	8,663
Louisiana-Pacific Corp.* (Building Materials)	1,120	24,192
LSB Industries, Inc.* (Miscellaneous Manufacturing)	280	9,738
LTC Properties, Inc. (REIT)	280	11,404
LTX-Credence Corp.* (Semiconductors)	840	5,074
Lufkin Industries, Inc. (Oil & Gas Services)	280	18,589
Lumber Liquidators Holdings, Inc.* (Retail)	280	19,662
Luminex Corp.* (Healthcare - Products)	350	5,782
M.D.C. Holdings, Inc. (Home Builders)	280	10,262
Magellan Health Services, Inc.* (Healthcare - Services)	280	13,320
magicJack VocalTec, Ltd.* (Internet)	280	3,920
Magnum Hunter Resources Corp.* (Oil & Gas)	2,100	8,421
Main Street Capital Corp. (Investment Companies)	420	13,478
MAKO Surgical Corp.* (Healthcare - Products)	350	3,903
Manhattan Associates, Inc.* (Computers)	210	15,601
MannKind Corp.* (Pharmaceuticals)	2,590	8,780
ManTech International Corp. - Class A (Software)	350	9,405
MarketAxess Holdings, Inc. (Diversified Financial Services)	490	18,277
Marriott Vacations Worldwide Corp.* (Entertainment)	350	15,019
Masimo Corp. (Healthcare - Products)	700	13,734
MasTec, Inc.* (Engineering & Construction)	910	26,527
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	280	9,769
MAXIMUS, Inc. (Commercial Services)	420	33,588
MB Financial, Inc. (Banks)	490	11,843
McEwen Mining, Inc.* (Mining)	3,220	9,209
McGrath Rentcorp (Commercial Services)	280	8,708
McMoRan Exploration Co.* (Oil & Gas)	1,050	17,168
Meadowbrook Insurance Group, Inc. (Insurance)	630	4,442
Measurement Specialties, Inc.* (Electronics)	210	8,352
MedAssets, Inc.* (Software)	700	13,475
Medical Properties Trust, Inc. (REIT)	1,330	21,333
Medidata Solutions, Inc.* (Software)	210	12,176
Medley Capital Corp. (Private Equity)	700	11,095
MEMC Electronic Materials, Inc.* (Semiconductors)	2,450	10,780
Mentor Graphics Corp. (Computers)	910	16,425
Meredith Corp. (Media)	490	18,747
Meridian Bioscience, Inc. (Healthcare - Products)	350	7,987
Merit Medical Systems, Inc.* (Healthcare - Products)	700	8,582
Meritage Homes Corp.* (Home Builders)	280	13,121
Meritor, Inc.* (Auto Parts & Equipment)	1,190	5,629
MetroCorp Bancshares, Inc.* (Banks)	630	6,357
MGIC Investment Corp.* (Insurance)	3,430	16,979
Micrel, Inc. (Semiconductors)	770	8,093
Microsemi Corp.* (Semiconductors)	770	17,841
MicroStrategy, Inc. - Class A* (Software)	70	7,076
Millennial Media, Inc.* (Advertising)	420	2,667
Mine Safety Appliances Co. (Environmental Control)	350	17,367
Minerals Technologies, Inc. (Chemicals)	280	11,623
Mistras Group, Inc.* (Engineering & Construction)	280	6,779
MKS Instruments, Inc. (Semiconductors)	420	11,424
Mobile Mini, Inc.* (Storage/Warehousing)	630	18,541
Molina Healthcare, Inc.* (Healthcare - Services)	280	8,644
Momenta Pharmaceuticals, Inc.* (Biotechnology)	630	8,404
Monmouth Real Estate Investment Corp. - Class A (REIT)	700	7,805

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monolithic Power Systems, Inc. (Semiconductors)	350	$8,530
Monotype Imaging Holdings, Inc. (Software)	350	8,313
Monro Muffler Brake, Inc. (Commercial Services)	350	13,899
Monster Worldwide, Inc.* (Commercial Services)	1,330	6,743
Montpelier Re Holdings, Ltd. (Insurance)	910	23,706
Moog, Inc. - Class A* (Aerospace/Defense)	280	12,832
Move, Inc.* (Internet)	1	9
MTS Systems Corp. (Computers)	140	8,141
Mueller Industries, Inc. (Metal Fabricate/Hardware)	420	22,382
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,960	11,623
Multi-Color Corp. (Commercial Services)	280	7,221
Multimedia Games Holding Co., Inc.* (Entertainment)	420	8,765
MVC Capital, Inc. (Investment Companies)	420	5,389
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	70	9,258
Myers Industries, Inc. (Miscellaneous Manufacturing)	350	4,886
MYR Group, Inc.* (Engineering & Construction)	350	8,595
Nanometrics, Inc.* (Semiconductors)	420	6,061
Nash Finch Co. (Food)	280	5,482
National CineMedia, Inc. (Entertainment)	630	9,941
National Financial Partners* (Diversified Financial Services)	490	10,991
National Health Investors, Inc. (REIT)	280	18,326
National Penn Bancshares, Inc. (Banks)	1,750	18,708
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	490	18,081
Navigant Consulting Co.* (Commercial Services)	980	12,877
NBT Bancorp, Inc. (Banks)	350	7,753
Nektar Therapeutics* (Pharmaceuticals)	1,260	13,860
Nelnet, Inc. - Class A (Diversified Financial Services)	350	11,830
Neogen Corp.* (Pharmaceuticals)	210	10,410
NETGEAR, Inc.* (Telecommunications)	420	14,074
NetScout Systems, Inc.* (Computers)	420	10,319
Netspend Holdings, Inc.* (Diversified Financial Services)	700	11,123
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,190	14,447
Neutral Tandem, Inc. (Telecommunications)	420	1,373
New Jersey Resources Corp. (Gas)	420	18,837
NewLink Genetics Corp.* (Biotechnology)	350	4,295
Newpark Resources, Inc.* (Oil & Gas Services)	1,190	11,043
Newport Corp.* (Electronics)	490	8,291
NIC, Inc. (Internet)	770	14,753
NN, Inc.* (Metal Fabricate/Hardware)	490	4,635
Northern Oil & Gas, Inc.* (Oil & Gas)	630	9,059
Northwest Bancshares, Inc. (Savings & Loans)	1,610	20,431
Northwest Natural Gas Co. (Gas)	350	15,337
NorthWestern Corp. (Electric)	700	27,902
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,260	12,839
NuVasive, Inc.* (Healthcare - Products)	490	10,442
NxStage Medical, Inc.* (Healthcare - Products)	560	6,317
Oasis Petroleum, Inc.* (Oil & Gas)	770	29,314
Ocwen Financial Corp.* (Diversified Financial Services)	1,330	50,433
OCZ Technology Group, Inc.* (Computers)	1,190	2,142
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,400	4,564
Office Depot, Inc.* (Retail)	3,780	14,855
OfficeMax, Inc. (Retail)	1,330	15,441
Old Dominion Freight Line, Inc.* (Transportation)	630	24,066
Old National Bancorp (Banks)	1,120	15,400
Olin Corp. (Chemicals)	980	24,716
OM Group, Inc.* (Chemicals)	490	11,505
OMEGA Healthcare Investors, Inc. (REIT)	1,260	38,253
Omeros Corp.* (Biotechnology)	560	2,307
OmniVision Technologies, Inc.* (Semiconductors)	490	6,752
On Assignment, Inc.* (Commercial Services)	630	15,945
Oncothyreon, Inc.* (Biotechnology)	1,120	2,330
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	420	5,678
OpenTable, Inc.* (Internet)	210	13,226
Opko Health, Inc.* (Pharmaceuticals)	1,610	12,284
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	490	5,831
Orbital Sciences Corp.* (Aerospace/Defense)	770	12,851
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	910	5,688
Oriental Financial Group, Inc. (Banks)	770	11,943
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,190	11,733
Oritani Financial Corp. (Savings & Loans)	700	10,843
Ormat Technologies, Inc. (Electric)	280	5,782
Orthofix International N.V.* (Healthcare - Products)	210	7,533
OSI Systems, Inc.* (Electronics)	210	13,081
Otter Tail Corp. (Electric)	350	10,899
Owens & Minor, Inc. (Distribution/Wholesale)	560	18,234
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	350	10,101
PacWest Bancorp (Banks)	490	14,264
Papa John’s International, Inc.* (Retail)	210	12,982
PAREXEL International Corp.* (Commercial Services)	630	24,891
Park Electrochemical Corp. (Electronics)	210	5,321
Park National Corp. (Banks)	140	9,771
Parker Drilling Co.* (Oil & Gas)	1,330	5,692
PDC Energy, Inc.* (Oil & Gas)	350	17,350
PDL BioPharma, Inc. (Biotechnology)	1,260	9,211
Pebblebrook Hotel Trust (REIT)	770	19,858
Pegasystems, Inc. (Software)	280	7,862
Penn Virginia Corp. (Oil & Gas)	770	3,111
Pennsylvania REIT (REIT)	630	12,216
PennyMac Mortgage Investment Trust (REIT)	700	18,123
Penske Automotive Group, Inc. (Retail)	770	25,686
Perficient, Inc.* (Internet)	700	8,162
Pharmacyclics, Inc.* (Pharmaceuticals)	560	45,029
PharMerica Corp.* (Pharmaceuticals)	560	7,840

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PHH Corp.* (Commercial Services)	630	$13,835
Photronics, Inc.* (Semiconductors)	910	6,079
Piedmont Natural Gas Co., Inc. (Gas)	700	23,016
Pier 1 Imports, Inc. (Retail)	910	20,929
Pilgrim’s Pride Corp.* (Food)	1,330	12,223
Pinnacle Entertainment, Inc.* (Entertainment)	700	10,234
Pinnacle Financial Partners, Inc.* (Banks)	560	13,082
Pioneer Energy Services Corp.* (Oil & Gas Services)	980	8,085
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	350	12,005
Plantronics, Inc. (Telecommunications)	420	18,560
Platinum Underwriters Holdings, Ltd. (Insurance)	560	31,253
Plexus Corp.* (Electronics)	420	10,210
PNM Resources, Inc. (Electric)	1,400	32,605
PolyOne Corp. (Chemicals)	770	18,796
Pool Corp. (Distribution/Wholesale)	210	10,080
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	210	26,652
Portland General Electric Co. (Electric)	980	29,723
Post Holdings, Inc.* (Food)	420	18,031
Potlatch Corp. (REIT)	350	16,051
Power Integrations, Inc. (Semiconductors)	350	15,194
Power-One, Inc.* (Electrical Components & Equipment)	1,120	4,648
Preferred Bank* (Banks)	420	6,628
Premiere Global Services, Inc.* (Telecommunications)	910	10,001
Prestige Brands Holdings, Inc.* (Household Products/Wares)	700	17,983
PriceSmart, Inc. (Retail)	280	21,792
Primerica, Inc. (Insurance)	1,190	39,009
Primoris Services Corp. (Holding Companies - Diversified)	630	13,929
Primus Telecommunications Group, Inc. (Telecommunications)	420	4,641
PrivateBancorp, Inc. (Banks)	910	17,208
Progress Software Corp.* (Software)	700	15,946
Prospect Capital Corp. (Investment Companies)	1,190	12,983
Prosperity Bancshares, Inc. (Banks)	770	36,489
Proto Labs, Inc.* (Miscellaneous Manufacturing)	210	10,311
Provident Financial Services, Inc. (Savings & Loans)	770	11,758
PS Business Parks, Inc. (REIT)	280	22,098
PTC, Inc.* (Software)	1,190	30,332
QLIK Technologies, Inc.* (Software)	980	25,313
QLogic Corp.* (Semiconductors)	1,330	15,428
Quad Graphics, Inc. (Commercial Services)	420	10,055
Quaker Chemical Corp. (Chemicals)	140	8,263
Quality Systems, Inc. (Software)	420	7,678
Quanex Building Products Corp. (Building Materials)	490	7,889
Quantum Corp.* (Computers)	3,150	4,032
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	560	18,222
Quicksilver Resources, Inc.* (Oil & Gas)	1,400	3,150
Quidel Corp.* (Healthcare - Products)	350	8,313
QuinStreet, Inc.* (Internet)	840	5,015
Radian Group, Inc. (Insurance)	2,100	22,491
RadioShack Corp. (Retail)	2,170	7,291
Rambus, Inc.* (Semiconductors)	1,540	8,639
Raven Industries, Inc. (Miscellaneous Manufacturing)	280	9,411
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	210	10,618
RealD, Inc.* (Computers)	560	7,280
RealPage, Inc.* (Software)	490	10,148
Redwood Trust, Inc. (REIT)	980	22,716
Regis Corp. (Retail)	910	16,553
Rent-A-Center, Inc. (Commercial Services)	630	23,272
Resolute Energy Corp.* (Oil & Gas)	1,050	12,086
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,260	20,387
Resources Connection, Inc. (Commercial Services)	700	8,890
Responsys, Inc.* (Internet)	700	6,195
Retail Opportunity Investments Corp. (REIT)	910	12,749
Rex Energy Corp.* (Oil & Gas)	630	10,382
Rexnord Corp.* (Metal Fabricate/Hardware)	560	11,889
RF Micro Devices, Inc.* (Telecommunications)	2,520	13,406
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	980	6,654
RLI Corp. (Insurance)	210	15,089
RLJ Lodging Trust (REIT)	1,400	31,864
Rockwell Medical, Inc.* (Healthcare - Products)	490	1,940
Rofin-Sinar Technologies, Inc.* (Electronics)	350	9,482
Rogers Corp.* (Electronics)	140	6,667
Rosetta Resources, Inc.* (Oil & Gas)	420	19,984
Roundy’s, Inc. (Retail)	770	5,059
Rouse Properties, Inc. (REIT)	700	12,670
RPX Corp.* (Commercial Services)	490	6,914
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	490	15,528
Ryman Hospitality Properties, Inc. (Lodging)	350	16,012
S&T Bancorp, Inc. (Banks)	280	5,191
Sabra Health Care REIT, Inc. (REIT)	420	12,184
Saks, Inc.* (Retail)	1,750	20,073
Sanderson Farms, Inc. (Food)	210	11,470
Sanmina Corp.* (Electronics)	1,120	12,723
Santarus, Inc.* (Pharmaceuticals)	770	13,344
Sapient Corp.* (Internet)	1,470	17,919
Sauer-Danfoss, Inc. (Machinery - Diversified)	210	12,270
ScanSource, Inc.* (Distribution/Wholesale)	280	7,902
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	350	9,331
Scholastic Corp. (Media)	350	9,328
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	280	10,844
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	910	4,186
Scientific Games Corp. - Class A* (Entertainment)	910	7,963
Seattle Genetics, Inc.* (Biotechnology)	910	32,314
Select Comfort Corp.* (Home Furnishings)	560	11,071
Select Income REIT (REIT)	350	9,258
Select Medical Holdings Corp. (Healthcare - Services)	840	7,560
Selective Insurance Group, Inc. (Insurance)	770	18,488

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SemGroup Corp. - Class A* (Pipelines)	490	$25,343
Semtech Corp.* (Semiconductors)	560	19,817
Sensient Technologies Corp. (Chemicals)	630	24,627
Sequenom, Inc.* (Biotechnology)	1,750	7,263
ServiceSource International, Inc.* (Commercial Services)	700	4,949
Shenandoah Telecommunications Co. (Telecommunications)	420	6,397
SHFl Entertainment, Inc.* (Entertainment)	560	9,279
Shutterfly, Inc.* (Internet)	350	15,460
Silicon Graphics International Corp.* (Computers)	770	10,588
Silicon Image, Inc.* (Semiconductors)	1,260	6,124
Silver Bay Realty Trust Corp. (REIT)	48	994
Simpson Manufacturing Co., Inc. (Building Materials)	420	12,856
Six Flags Entertainment Corp. (Entertainment)	420	30,441
Skechers U.S.A., Inc. - Class A* (Apparel)	420	8,883
SkyWest, Inc. (Airlines)	840	13,482
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	980	8,820
Smith Corp. (Miscellaneous Manufacturing)	700	51,498
Snyders-Lance, Inc. (Food)	840	21,218
Solar Capital, Ltd. (Investment Companies)	420	9,866
Solazyme, Inc.* (Energy - Alternate Sources)	420	3,280
Sonic Automotive, Inc. - Class A (Retail)	910	20,166
Sonic Corp.* (Retail)	770	9,918
Sonus Networks, Inc.* (Telecommunications)	3,500	9,065
Sotheby’s - Class A (Commercial Services)	630	23,567
Sourcefire, Inc.* (Internet)	280	16,584
South Jersey Industries, Inc. (Gas)	350	19,457
Southwest Gas Corp. (Gas)	420	19,933
Sovran Self Storage, Inc. (REIT)	280	18,057
Spansion, Inc. - Class A* (Computers)	840	10,811
Spectrum Brands Holdings, Inc. (Household Products/Wares)	630	35,652
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	770	5,744
Spirit Airlines, Inc.* (Airlines)	490	12,426
SS&C Technologies Holdings, Inc.* (Software)	770	23,085
STAG Industrial, Inc. (REIT)	700	14,889
Stage Stores, Inc. (Retail)	420	10,870
Standard Motor Products, Inc. (Auto Parts & Equipment)	420	11,642
Standard Pacific Corp.* (Home Builders)	1,260	10,886
Star Scientific, Inc.* (Agriculture)	2,030	3,370
Starwood Property Trust, Inc. (REIT)	1,400	38,863
State Auto Financial Corp. (Insurance)	210	3,658
State Bank Finacial Corp. (Banks)	350	5,730
STEC, Inc.* (Computers)	980	4,332
Steelcase, Inc. - Class A (Office Furnishings)	1,610	23,715
Stepan Co. (Chemicals)	140	8,834
STERIS Corp. (Healthcare - Products)	700	29,126
Steven Madden, Ltd.* (Apparel)	350	15,099
Stifel Financial Corp.* (Diversified Financial Services)	630	21,842
Stillwater Mining Co.* (Mining)	1,400	18,103
Stone Energy Corp.* (Oil & Gas)	490	10,658
Strategic Hotels & Resorts, Inc.* (REIT)	2,100	17,535
Strayer Education, Inc. (Commercial Services)	140	6,773
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	210	10,654
Sun Communities, Inc. (REIT)	280	13,812
SunCoke Energy, Inc.* (Coal)	770	12,574
SunPower Corp.* (Electrical Components & Equipment)	1,260	14,540
Sunstone Hotel Investors, Inc.* (REIT)	1,470	18,096
Super Micro Computer, Inc.* (Computers)	420	4,742
SUPERVALU, Inc. (Food)	2,870	14,465
Susquehanna Bancshares, Inc. (Banks)	2,380	29,583
Susser Holdings Corp.* (Retail)	210	10,733
Swift Energy Co.* (Oil & Gas)	560	8,294
Swift Transportation Co.* (Transportation)	1,050	14,889
Swisher Hygiene, Inc.* (Commercial Services)	2,940	3,793
Sykes Enterprises, Inc.* (Computers)	490	7,820
Symetra Financial Corp. (Insurance)	1,540	20,651
Symmetry Medical, Inc.* (Healthcare - Products)	770	8,817
Synageva BioPharma Corp.* (Pharmaceuticals)	210	11,533
Synaptics, Inc.* (Computers)	560	22,785
Synchronoss Technologies, Inc.* (Software)	420	13,033
SYNNEX Corp.* (Software)	420	15,540
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	910	7,826
Syntel, Inc. (Computers)	140	9,453
Take-Two Interactive Software, Inc.* (Software)	980	15,827
TAL International Group, Inc. (Trucking & Leasing)	350	15,858
Tangoe, Inc.* (Software)	420	5,204
Targa Resources Corp. (Oil & Gas Services)	280	19,028
Team Health Holdings, Inc.* (Commercial Services)	560	20,373
Team, Inc.* (Commercial Services)	210	8,625
Teledyne Technologies, Inc.* (Aerospace/Defense)	280	21,963
TeleTech Holdings, Inc.* (Commercial Services)	700	14,847
Tellabs, Inc. (Telecommunications)	4,830	10,095
Tennant Co. (Machinery - Diversified)	210	10,198
Tenneco, Inc.* (Auto Parts & Equipment)	490	19,262
Tessera Technologies, Inc. (Semiconductors)	700	13,125
Tetra Tech, Inc.* (Environmental Control)	1,050	32,015
TETRA Technologies, Inc.* (Oil & Gas Services)	1,260	12,928
Texas Capital Bancshares, Inc.* (Banks)	490	19,821
Texas Industries, Inc.* (Building Materials)	350	22,089
Texas Roadhouse, Inc. (Retail)	630	12,720
Textainer Group Holdings, Ltd. (Trucking & Leasing)	210	8,306
The Active Network, Inc.* (Internet)	770	3,226
The Andersons, Inc. (Agriculture)	210	11,239
The Brink’s Co. (Miscellaneous Manufacturing)	770	21,760
The Buckle, Inc. (Retail)	280	13,062
The Cato Corp. - Class A (Retail)	280	6,759
The Cheesecake Factory, Inc. (Retail)	490	18,919

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Chefs’ Warehouse, Inc.* (Food)	280	$5,172
The Children’s Place Retail Stores, Inc.* (Retail)	280	12,550
The Corporate Executive Board Co. (Commercial Services)	350	20,356
The Ensign Group, Inc. (Healthcare - Services)	210	7,014
The Finish Line, Inc. - Class A (Retail)	560	10,970
The Geo Group, Inc. (Commercial Services)	1,120	42,133
The Greenbrier Cos., Inc.* (Trucking & Leasing)	350	7,949
The Hain Celestial Group, Inc.* (Food)	350	21,378
The Jones Group, Inc. (Apparel)	1,260	16,027
The Medicines Co.* (Biotechnology)	420	14,036
The Men’s Wearhouse, Inc. (Retail)	420	14,036
The Middleby Corp.* (Machinery - Diversified)	140	21,301
The New York Times Co. - Class A* (Media)	1,120	10,976
The Ryland Group, Inc. (Home Builders)	350	14,568
The Ultimate Software Group, Inc.* (Software)	210	21,873
Theravance, Inc.* (Pharmaceuticals)	700	16,534
Thermon Group Holdings, Inc.* (Oil & Gas Services)	280	6,219
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	630	2,904
Titan International, Inc. (Auto Parts & Equipment)	490	10,329
Titan Machinery, Inc.* (Distribution/Wholesale)	210	5,828
TiVo, Inc.* (Home Furnishings)	1,120	13,877
Tootsie Roll Industries, Inc. (Food)	421	12,586
Tornier N.V.* (Healthcare - Products)	280	5,278
Tower Group International, Ltd. (Insurance)	700	12,915
TowneBank (Banks)	420	6,287
TreeHouse Foods, Inc.* (Food)	350	22,803
Trex Co., Inc.* (Building Materials)	210	10,328
Triangle Capital Corp. (Investment Companies)	490	13,714
TriMas Corp.* (Miscellaneous Manufacturing)	420	13,637
TriQuint Semiconductor, Inc.* (Semiconductors)	1,820	9,191
Trius Therapeutics, Inc.* (Biotechnology)	910	6,224
True Religion Apparel, Inc. (Apparel)	280	7,311
TrueBlue, Inc.* (Commercial Services)	840	17,758
TrustCo Bank Corp. NY (Banks)	1,050	5,859
Trustmark Corp. (Banks)	770	19,258
TTM Technologies, Inc.* (Electronics)	1,120	8,512
Tumi Holdings, Inc.* (Household Products/Wares)	350	7,329
Tutor Perini Corp.* (Engineering & Construction)	630	12,159
Two Harbors Investment Corp. (REIT)	980	12,358
Tyler Technologies, Inc.* (Software)	280	17,153
UIL Holdings Corp. (Electric)	630	24,942
Ultratech Stepper, Inc.* (Semiconductors)	280	11,068
UMB Financial Corp. (Banks)	490	24,044
Umpqua Holdings Corp. (Banks)	1,470	19,492
UniFirst Corp. (Textiles)	140	12,670
Unisys Corp.* (Computers)	420	9,555
United Bankshares, Inc. (Banks)	420	11,176
United Community Banks, Inc.* (Banks)	770	8,732
United Natural Foods, Inc.* (Food)	560	27,551
United Stationers, Inc. (Distribution/Wholesale)	560	21,644
Universal American Corp. (Insurance)	840	6,997
Universal Corp. (Agriculture)	420	23,537
Universal Display Corp.* (Electrical Components & Equipment)	350	10,287
Universal Forest Products, Inc. (Building Materials)	210	8,360
Universal Technical Institute, Inc. (Commercial Services)	420	5,305
UNS Energy Corp. (Electric)	420	20,555
US Airways Group, Inc.* (Airlines)	1,330	22,570
USANA Health Sciences, Inc.* (Pharmaceuticals)	140	6,766
USG Corp.* (Building Materials)	700	18,508
VAALCO Energy, Inc.* (Oil & Gas)	770	5,844
Vail Resorts, Inc. (Entertainment)	350	21,813
Valassis Communications, Inc. (Commercial Services)	490	14,636
ValueClick, Inc.* (Internet)	910	26,892
Vector Group, Ltd. (Agriculture)	980	15,798
Veeco Instruments, Inc.* (Semiconductors)	420	16,099
Verint Systems, Inc.* (Software)	560	20,468
Viad Corp. (Commercial Services)	420	11,617
ViaSat, Inc.* (Telecommunications)	350	16,954
Vical, Inc.* (Biotechnology)	1,400	5,572
ViewPoint Financial Group, Inc. (Savings & Loans)	490	9,854
VirnetX Holding Corp.* (Internet)	420	8,051
ViroPharma, Inc.* (Pharmaceuticals)	770	19,373
VistaPrint N.V.* (Commercial Services)	420	16,237
Vitamin Shoppe, Inc.* (Retail)	350	17,098
VIVUS, Inc.* (Pharmaceuticals)	910	10,010
Vocera Communications, Inc.* (Computers)	210	4,830
Vocus, Inc.* (Internet)	350	4,953
Volcano Corp.* (Healthcare - Products)	560	12,466
Volterra Semiconductor Corp.* (Semiconductors)	490	6,958
Vonage Holdings Corp.* (Telecommunications)	3,920	11,329
W&T Offshore, Inc. (Oil & Gas)	630	8,946
Wabash National Corp.* (Auto Manufacturers)	910	9,246
Walter Investment Management Corp.* (REIT)	210	7,823
Washington REIT (REIT)	700	19,488
Watsco, Inc. (Distribution/Wholesale)	210	17,678
Watts Water Technologies, Inc. - Class A (Electronics)	490	23,514
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,120	12,074
Web.com Group, Inc.* (Internet)	490	8,369
WebMD Health Corp.* (Internet)	770	18,726
Websense, Inc.* (Internet)	350	5,250
Webster Financial Corp. (Banks)	1,120	27,171
Weis Markets, Inc. (Food)	140	5,698
WellCare Health Plans, Inc.* (Healthcare - Services)	350	20,286
Werner Enterprises, Inc. (Transportation)	980	23,657
WesBanco, Inc. (Banks)	210	5,030

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	420	$6,182
West Pharmaceutical Services, Inc. (Healthcare - Products)	420	27,274
Westamerica Bancorp (Banks)	280	12,692
Western Alliance Bancorp* (Banks)	840	11,626
Western Refining, Inc. (Oil & Gas)	560	19,830
WEX, Inc.* (Commercial Services)	490	38,464
WGL Holdings, Inc. (Gas)	420	18,522
Winnebago Industries, Inc.* (Home Builders)	560	11,558
Wintrust Financial Corp. (Banks)	420	15,557
WisdomTree Investments, Inc.* (Diversified Financial Services)	980	10,192
WMS Industries, Inc.* (Leisure Time)	630	15,882
Wolverine World Wide, Inc. (Apparel)	490	21,740
Woodward, Inc. (Electronics)	560	22,266
World Acceptance Corp.* (Diversified Financial Services)	140	12,022
Worthington Industries, Inc. (Metal Fabricate/Hardware)	980	30,361
Wright Medical Group, Inc.* (Healthcare - Products)	420	10,000
XO Group, Inc.* (Internet)	770	7,700
XPO Logistics, Inc.* (Transportation)	350	5,894
Yelp, Inc.* (Internet)	210	4,979
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,050	1,922
Zumiez, Inc.* (Retail)	280	6,412
TOTAL COMMON STOCKS
(Cost $10,376,317)		13,096,096

	Principal Amount	Value
Repurchase Agreements(a)(b) (50.8%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $11,816,027	$11,816,000	$11,816,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,816,000)		11,816,000
TOTAL INVESTMENT SECURITIES
(Cost $22,192,317) - 107.1%		24,912,096
Net other assets (liabilities) - (7.1)%		(1,648,643)

NET ASSETS - 100.0%		$23,263,453

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $4,173,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $3,599,740)	38	$86,767

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$9,143,149	$(9,603)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	6,267,084	12,967
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	7,226,652	(7,580)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	7,228,348	10,460
		$6,244

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$2,667	NM
Aerospace/Defense	149,926	0.6%
Agriculture	53,944	0.2%
Airlines	119,686	0.6%
Apparel	112,810	0.5%
Auto Manufacturers	9,246	NM
Auto Parts & Equipment	123,774	0.5%
Banks	791,512	3.5%
Beverages	11,175	NM
Biotechnology	304,422	1.3%
Building Materials	146,392	0.6%
Chemicals	248,997	1.1%
Coal	38,058	0.1%
Commercial Services	943,748	4.2%
Computers	267,786	1.1%
Cosmetics/Personal Care	14,088	0.1%
Distribution/Wholesale	106,861	0.4%
Diversified Financial Services	327,206	1.4%
Electric	351,982	1.5%
Electrical Components & Equipment	154,109	0.7%
Electronics	299,782	1.2%
Energy - Alternate Sources	42,697	0.2%
Engineering & Construction	129,833	0.6%
Entertainment	149,435	0.6%
Environmental Control	92,254	0.4%
Food	287,513	1.4%
Forest Products & Paper	118,576	0.5%
Gas	127,058	0.5%
Healthcare - Products	424,321	1.8%
Healthcare - Services	174,184	0.7%
Holding Companies - Diversified	22,602	0.1%
Home Builders	74,110	0.3%
Home Furnishings	47,375	0.2%
Household Products/Wares	98,089	0.4%
Insurance	399,541	1.7%
Internet	317,961	1.5%
Investment Companies	96,707	0.4%
Iron/Steel	9,331	NM
Leisure Time	81,009	0.3%
Lodging	53,913	0.2%
Machinery - Construction & Mining	9,780	NM
Machinery - Diversified	210,673	0.8%
Media	70,170	0.3%
Metal Fabricate/Hardware	135,051	0.6%
Mining	98,619	0.5%
Miscellaneous Manufacturing	315,187	1.4%
Office Furnishings	90,786	0.4%
Oil & Gas	410,470	1.8%
Oil & Gas Services	235,121	1.0%
Packaging & Containers	12,059	0.1%
Pharmaceuticals	448,792	1.9%
Pipelines	25,343	0.1%
Private Equity	18,813	0.1%
Real Estate	19,228	0.1%
REIT	1,031,599	4.5%
Retail	808,018	3.4%
Savings & Loans	119,068	0.5%
Semiconductors	410,088	1.8%
Software	535,425	2.3%
Storage/Warehousing	24,723	0.1%
Telecommunications	402,781	1.7%
Textiles	12,670	0.1%
Toys/Games/Hobbies	14,669	0.1%
Transportation	234,885	1.0%
Trucking & Leasing	44,562	0.2%
Water	32,836	0.1%
Other**	10,167,357	43.7%
Total	$23,263,453	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.4%)
Activision Blizzard, Inc. (Software)	7,104	$103,505
Adobe Systems, Inc.* (Software)	3,168	137,840
Akamai Technologies, Inc.* (Internet)	1,120	39,525
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,248	114,991
Altera Corp. (Semiconductors)	2,048	72,643
Amazon.com, Inc.* (Internet)	2,880	767,491
Amgen, Inc. (Biotechnology)	4,768	488,768
Analog Devices, Inc. (Semiconductors)	1,952	90,748
Apple Computer, Inc. (Computers)	5,984	2,648,698
Applied Materials, Inc. (Semiconductors)	7,648	103,095
Autodesk, Inc.* (Software)	1,408	58,066
Automatic Data Processing, Inc. (Commercial Services)	3,072	199,742
Avago Technologies, Ltd. (Semiconductors)	1,568	56,323
Baidu, Inc.*ADR (Internet)	1,760	154,352
Bed Bath & Beyond, Inc.* (Retail)	1,440	92,765
Biogen Idec, Inc.* (Biotechnology)	1,504	290,137
BMC Software, Inc.* (Software)	896	41,512
Broadcom Corp. - Class A (Semiconductors)	3,296	114,272
C.H. Robinson Worldwide, Inc. (Transportation)	1,024	60,887
CA, Inc. (Software)	2,912	73,295
Catamaran Corp.* (Health care providers & services)	1,312	69,575
Celgene Corp.* (Biotechnology)	2,656	307,857
Cerner Corp.* (Software)	1,088	103,088
Check Point Software Technologies, Ltd.* (Software)	1,312	61,651
Cisco Systems, Inc. (Telecommunications)	33,952	709,936
Citrix Systems, Inc.* (Software)	1,184	85,437
Cognizant Technology Solutions Corp.* (Computers)	1,920	147,091
Comcast Corp. - Class A (Media)	13,504	567,304
Costco Wholesale Corp. (Retail)	2,784	295,410
Dell, Inc. (Computers)	11,072	158,662
DENTSPLY International, Inc. (Healthcare - Products)	896	38,008
DIRECTV - Class A* (Media)	3,648	206,514
Discovery Communications, Inc. - Class A* (Media)	928	73,071
Dollar Tree, Inc.* (Retail)	1,440	69,739
eBay, Inc.* (Internet)	8,256	447,640
Equinix, Inc.* (Internet)	320	69,219
Expedia, Inc. (Internet)	768	46,088
Expeditors International of Washington, Inc. (Transportation)	1,312	46,852
Express Scripts Holding Co.* (Pharmaceuticals)	5,216	300,703
F5 Networks, Inc.* (Internet)	512	45,609
Facebook, Inc. - Class A* (Internet)	10,720	274,217
Fastenal Co. (Distribution/Wholesale)	1,888	96,949
Fiserv, Inc.* (Software)	864	75,885
Fossil, Inc.* (Distribution/Wholesale)	384	37,094
Garmin, Ltd. (Electronics)	1,248	41,234
Gilead Sciences, Inc.* (Biotechnology)	9,696	474,425
Google, Inc. - Class A* (Internet)	1,696	1,346,675
Henry Schein, Inc.* (Healthcare - Products)	544	50,347
Intel Corp. (Semiconductors)	31,488	688,014
Intuit, Inc. (Software)	1,888	123,947
Intuitive Surgical, Inc.* (Healthcare - Products)	256	125,745
KLA-Tencor Corp. (Semiconductors)	1,056	55,693
Kraft Foods Group, Inc. (Food)	3,776	194,577
Liberty Global, Inc. - Class A* (Media)	896	65,766
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,264	69,784
Life Technologies Corp.* (Biotechnology)	1,088	70,317
Linear Technology Corp. (Semiconductors)	1,472	56,481
Mattel, Inc. (Toys/Games/Hobbies)	2,208	96,688
Maxim Integrated Products, Inc. (Semiconductors)	1,856	60,598
Microchip Technology, Inc. (Semiconductors)	1,248	45,876
Micron Technology, Inc.* (Semiconductors)	6,496	64,830
Microsoft Corp. (Software)	53,312	1,525,255
Mondelez International, Inc. - Class A (Food)	11,328	346,751
Monster Beverage Corp.* (Beverages)	1,056	50,413
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,528	73,160
NetApp, Inc.* (Computers)	2,304	78,705
News Corp. - Class A (Media)	9,728	296,899
Nuance Communications, Inc.* (Software)	2,016	40,683
NVIDIA Corp. (Semiconductors)	3,968	50,870
Oracle Corp. (Software)	30,144	974,857
O’Reilly Automotive, Inc.* (Retail)	704	72,195
PACCAR, Inc. (Auto Manufacturers)	2,240	113,254
Paychex, Inc. (Commercial Services)	2,304	80,801
Perrigo Co. (Pharmaceuticals)	608	72,188
Priceline.com, Inc.* (Internet)	320	220,138
Qualcomm, Inc. (Telecommunications)	10,944	732,701
Randgold Resources, Ltd.ADR (Mining)	320	27,514
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	608	107,251
Ross Stores, Inc. (Retail)	1,408	85,353
SanDisk Corp.* (Computers)	1,536	84,480
SBA Communications Corp. - Class A* (Telecommunications)	800	57,616
Seagate Technology PLC (Computers)	2,272	83,064
Sears Holdings Corp. (Multiline Retail)	672	33,580
Sigma-Aldrich Corp. (Chemicals)	768	59,658
Sirius XM Radio, Inc. (Media)	41,760	128,621
Staples, Inc. (Retail)	4,288	57,588
Starbucks Corp. (Retail)	4,768	271,585
Stericycle, Inc.* (Environmental Control)	544	57,762
Symantec Corp.* (Internet)	4,384	108,197
Texas Instruments, Inc. (Semiconductors)	7,040	249,779
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,056	65,081
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,376	75,652
Viacom, Inc. - Class B (Media)	2,816	173,381
Virgin Media, Inc. (Telecommunications)	1,728	84,620

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vodafone Group PLCADR (Telecommunications)	6,272	$178,188
Western Digital Corp. (Computers)	1,536	77,230
Whole Foods Market, Inc. (Food)	1,184	102,712
Wynn Resorts, Ltd. (Lodging)	640	80,102
Xilinx, Inc. (Semiconductors)	1,664	63,515
Yahoo!, Inc.* (Internet)	7,520	176,946
TOTAL COMMON STOCKS (Cost $11,684,999)		20,891,596

	Principal Amount	Value
Repurchase Agreements(a)(b) (47.3%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $15,364,035	$15,364,000	$15,364,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,364,000)		15,364,000
TOTAL INVESTMENT SECURITIES (Cost $27,048,999) - 111.7%		36,255,596
Net other assets (liabilities) - (11.7)%		(3,787,322)

NET ASSETS - 100.0%		$32,468,274

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount held in a segregated account was $6,037,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $5,511,030)	98	$55,440

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$12,629,597	$51,608
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	3,386,154	12,509
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,763,533	20,848
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	15,887,087	32,009
		$116,974

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Auto Manufacturers	$113,254	0.4%
Beverages	50,413	0.2%
Biotechnology	1,929,398	5.9%
Chemicals	59,658	0.2%
Commercial Services	345,624	1.1%
Computers	3,277,930	10.1%
Distribution/Wholesale	134,043	0.4%
Electronics	41,234	0.1%
Environmental Control	57,762	0.2%
Food	644,040	1.9%
Health care providers & services	69,575	0.2%
Healthcare - Products	214,100	0.7%
Internet	3,765,881	11.7%
Lodging	80,102	0.2%
Media	1,511,556	4.6%
Mining	27,514	0.1%
Multiline Retail	33,580	0.1%
Pharmaceuticals	446,051	1.4%
Retail	944,635	2.9%
Semiconductors	1,772,737	5.5%
Software	3,405,021	10.5%
Telecommunications	1,763,061	5.4%
Toys/Games/Hobbies	96,688	0.3%
Transportation	107,739	0.3%
Other**	11,576,678	35.6%
Total	$32,468,274	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (19.6%)
U.S. Treasury Bills, 0.00%, 4/11/13	$2,830,000	$2,830,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,830,000)		2,830,000

Repurchase Agreements(a)(b) (78.4%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $11,312,027	11,312,000	11,312,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,312,000)		11,312,000
TOTAL INVESTMENT SECURITIES (Cost $14,142,000) - 98.0%		14,142,000
Net other assets (liabilities) - 2.0%		284,279

NET ASSETS - 100.0%		$14,426,279

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $430,000 and $1,716,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $2,811,150)	36	$(49,761)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(5,027,163)	$(19,893)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(6,534,341)	(26,465)
		$(46,358)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (18.6%)
U.S. Treasury Bills, 0.00%, 4/11/13	$178,000	$178,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $178,000)		178,000

Repurchase Agreements(a)(b) (73.7%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $708,002	708,000	708,000
TOTAL REPURCHASE AGREEMENTS (Cost $708,000)		708,000
TOTAL INVESTMENT SECURITIES (Cost $886,000) - 92.3%		886,000
Net other assets (liabilities) - 7.7%		73,414

NET ASSETS - 100.0%		$959,414

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $62,000 and $245,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $230,140)	2	$(7,414)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(186,304)	$(852)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(534,438)	(3,577)
		$(4,429)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (19.3%)
U.S. Treasury Bills, 0.00%, 4/11/13	$746,000	$746,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $746,000)		746,000

Repurchase Agreements(a)(b) (77.0%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $2,979,007	2,979,000	2,979,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,979,000)		2,979,000
TOTAL INVESTMENT SECURITIES (Cost $3,725,000) - 96.3%		3,725,000
Net other assets (liabilities) - 3.7%		144,108

NET ASSETS - 100.0%		$3,869,108

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $154,000 and $615,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $473,650)	5	$(9,160)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(2,154,457)	$(3,097)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(1,216,356)	(1,789)
		$(4,886)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (13.9%)
U.S. Treasury Bills, 0.00%, 4/11/13	$10,000	$10,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,000)		10,000

Repurchase Agreements(a)(b) (52.6%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $38,000	38,000	38,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000
TOTAL INVESTMENT SECURITIES (Cost $48,000) - 66.5%		48,000
Net other assets (liabilities) - 33.5%		24,147

NET ASSETS - 100.0%		$72,147

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $7,000 and $27,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(43,815)	$(73)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(28,132)	(101)
		$(174)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (20.7%)
U.S. Treasury Bills, 0.00%, 4/11/13	$1,632,000	$1,632,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,632,000)		1,632,000

Repurchase Agreements(a)(b) (82.7%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $6,522,016	6,522,000	6,522,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,522,000)		6,522,000
TOTAL INVESTMENT SECURITIES (Cost $8,154,000) - 103.4%		8,154,000
Net other assets (liabilities) - (3.4)%		(271,210)

NET ASSETS - 100.0%		$7,882,790

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $240,000 and $958,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $1,293,405)	23	$(5,779)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,832,721)	$(12,711)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,733,398)	(8,471)
		$(21,182)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (20.4%)
U.S. Treasury Bills, 0.00%, 4/11/13	$549,000	$549,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $549,000)		549,000

Repurchase Agreements(a)(b) (81.2%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $2,190,005	2,190,000	2,190,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,190,000)		2,190,000
TOTAL INVESTMENT SECURITIES (Cost $2,739,000) - 101.6%		2,739,000
Net other assets (liabilities) - (1.6)%		(43,555)

NET ASSETS - 100.0%		$2,695,445

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $100,000 and $397,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,183,437)	$(5,059)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,507,934)	(6,177)
		$(11,236)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (17.2%)
U.S. Treasury Bills, 0.00%, 4/11/13	$240,000	$240,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,000)		240,000

Repurchase Agreements(a)(b) (69.9%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $976,002	976,000	976,000
TOTAL REPURCHASE AGREEMENTS (Cost $976,000)		976,000
TOTAL INVESTMENT SECURITIES (Cost $1,216,000) - 87.1%		1,216,000
Net other assets (liabilities) - 12.9%		179,704

NET ASSETS - 100.0%		$1,395,704

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $115,000 and $459,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(882,248)	$(1,096)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(507,018)	(779)
		$(1,875)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (20.8%)
U.S. Treasury Bills, 0.00%, 4/11/13	$48,000	$48,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,000)		48,000

Repurchase Agreements(a)(b) (81.3%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $187,000	187,000	187,000
TOTAL REPURCHASE AGREEMENTS (Cost $187,000)		187,000
TOTAL INVESTMENT SECURITIES (Cost $235,000) - 102.1%		235,000
Net other assets (liabilities) - (2.1)%		(4,750)

NET ASSETS - 100.0%		$230,250

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $36,000 and $142,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(77,944)	$(315)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(95,122)	(313)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(79,496)	(286)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(207,075)	(684)
		$(1,598)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (16.5%)
U.S. Treasury Bills, 0.00%, 4/11/13	$249,000	$249,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $249,000)		249,000

Repurchase Agreements(a)(b) (65.6%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $994,002	994,000	994,000
TOTAL REPURCHASE AGREEMENTS (Cost $994,000)		994,000
TOTAL INVESTMENT SECURITIES (Cost $1,243,000) - 82.1%		1,243,000
Net other assets (liabilities) - 17.9%		270,655

NET ASSETS - 100.0%		$1,513,655

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $141,000 and $564,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $449,880)	8	$(5,484)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(614,398)	$(741)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(1,488,961)	(2,712)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(218,217)	(676)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(254,223)	(516)
		$(4,645)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (65.6%)
Associated Banc-Corp. (Banks)	1,131	$17,180
BancorpSouth, Inc. (Banks)	609	9,927
Bank of America Corp. (Banks)	75,516	919,785
Bank of Hawaii Corp. (Banks)	348	17,682
BB&T Corp. (Banks)	4,872	152,932
BOK Financial Corp. (Banks)	174	10,840
CapitalSource, Inc. (Banks)	1,479	14,228
Capitol Federal Financial, Inc. (Savings & Loans)	957	11,551
Cathay Bancorp, Inc. (Banks)	522	10,503
Citigroup, Inc. (Banks)	21,228	939,127
City National Corp. (Banks)	348	20,501
Comerica, Inc. (Banks)	1,305	46,915
Commerce Bancshares, Inc. (Banks)	522	21,313
Cullen/Frost Bankers, Inc. (Banks)	435	27,201
East West Bancorp, Inc. (Banks)	957	24,566
F.N.B. Corp. (Banks)	957	11,580
Fifth Third Bancorp (Banks)	6,090	99,328
First Financial Bankshares, Inc. (Banks)	174	8,456
First Horizon National Corp. (Banks)	1,741	18,589
First Niagara Financial Group, Inc. (Savings & Loans)	2,436	21,583
First Republic Bank (Banks)	435	16,800
FirstMerit Corp. (Banks)	783	12,943
Fulton Financial Corp. (Banks)	1,392	16,286
Glacier Bancorp, Inc. (Banks)	522	9,908
Hancock Holding Co. (Banks)	609	18,830
Hudson City Bancorp, Inc. (Savings & Loans)	3,306	28,564
Huntington Bancshares, Inc. (Banks)	5,916	43,719
IBERIABANK Corp. (Banks)	174	8,703
International Bancshares Corp. (Banks)	348	7,238
J.P. Morgan Chase & Co. (Banks)	26,709	1,267,610
KeyCorp (Banks)	6,438	64,122
M&T Bank Corp. (Banks)	870	89,749
MB Financial, Inc. (Banks)	348	8,411
National Penn Bancshares, Inc. (Banks)	783	8,370
New York Community Bancorp (Savings & Loans)	3,045	43,695
Old National Bancorp (Banks)	696	9,570
PacWest Bancorp (Banks)	261	7,598
Park National Corp. (Banks)	87	6,072
People’s United Financial, Inc. (Savings & Loans)	2,349	31,571
PNC Financial Services Group (Banks)	3,654	242,991
Popular, Inc.* (Banks)	696	19,217
PrivateBancorp, Inc. (Banks)	435	8,226
Prosperity Bancshares, Inc. (Banks)	348	16,492
Regions Financial Corp. (Banks)	9,831	80,516
Signature Bank* (Banks)	348	27,408
SunTrust Banks, Inc. (Banks)	3,741	107,778
Susquehanna Bancshares, Inc. (Banks)	1,305	16,221
SVB Financial Group* (Banks)	348	24,687
Synovus Financial Corp. (Banks)	5,481	15,182
TCF Financial Corp. (Banks)	1,131	16,920
Texas Capital Bancshares, Inc.* (Banks)	261	10,557
TFS Financial Corp.* (Savings & Loans)	522	5,653
Trustmark Corp. (Banks)	435	10,879
U.S. Bancorp (Banks)	13,050	442,787
UMB Financial Corp. (Banks)	261	12,807
Umpqua Holdings Corp. (Banks)	783	10,383
United Bankshares, Inc. (Banks)	348	9,260
Valley National Bancorp (Banks)	1,392	14,254
Washington Federal, Inc. (Savings & Loans)	696	12,180
Webster Financial Corp. (Banks)	522	12,664
Wells Fargo & Co. (Banks)	34,191	1,264,726
Westamerica Bancorp (Banks)	174	7,887
Wintrust Financial Corp. (Banks)	261	9,667
Zions Bancorp (Banks)	1,305	32,612
TOTAL COMMON STOCKS (Cost $4,270,464)		6,535,500
TOTAL INVESTMENT SECURITIES (Cost $4,270,464) - 65.6%		6,535,500
Net other assets (liabilities) - 34.4%		3,421,236

NET ASSETS - 100.0%		$9,956,736

*                                         Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$3,439,587	$(413)

ProFund VP Banks invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Banks	$6,380,703	64.1%
Savings & Loans	154,797	1.5%
Other**	3,421,236	34.4%
Total	$9,956,736	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Air Products & Chemicals, Inc. (Chemicals)	10,902	$949,782
Airgas, Inc. (Chemicals)	3,634	360,347
Albemarle Corp. (Chemicals)	4,582	286,467
Alcoa, Inc. (Mining)	55,932	476,541
Allegheny Technologies, Inc. (Iron/Steel)	5,688	180,366
Allied Nevada Gold Corp.* (Mining)	4,266	70,218
Alpha Natural Resources, Inc.* (Coal)	11,534	94,694
Arch Coal, Inc. (Coal)	11,060	60,056
Ashland, Inc. (Chemicals)	3,792	281,746
Avery Dennison Corp. (Household Products/Wares)	5,214	224,567
Axiall Corp. (Chemicals)	3,634	225,889
Cabot Corp. (Chemicals)	3,160	108,072
Carpenter Technology Corp. (Iron/Steel)	2,370	116,817
Celanese Corp. - Series A (Chemicals)	8,374	368,875
CF Industries Holdings, Inc. (Chemicals)	3,318	631,648
Chemtura Corp.* (Chemicals)	5,056	109,260
Cliffs Natural Resources, Inc. (Iron/Steel)	7,900	150,179
Coeur d’Alene Mines Corp.* (Mining)	4,740	89,396
Commercial Metals Co. (Metal Fabricate/Hardware)	6,162	97,668
Compass Minerals International, Inc. (Mining)	1,738	137,128
CONSOL Energy, Inc. (Coal)	12,008	404,069
Cytec Industries, Inc. (Chemicals)	2,370	175,570
Domtar Corp. (Forest Products & Paper)	1,896	147,168
E.I. du Pont de Nemours & Co. (Chemicals)	48,980	2,407,856
Eastman Chemical Co. (Chemicals)	8,058	563,012
FMC Corp. (Chemicals)	7,268	414,494
Freeport-McMoRan Copper & Gold, Inc. (Mining)	49,770	1,647,388
Fuller (H.B.) Co. (Chemicals)	2,686	104,969
Hecla Mining Co. (Mining)	15,010	59,290
Huntsman Corp. (Chemicals)	10,112	187,982
International Flavors & Fragrances, Inc. (Chemicals)	4,266	327,074
International Paper Co. (Forest Products & Paper)	23,068	1,074,507
Intrepid Potash, Inc. (Chemicals)	2,844	53,353
Kaiser Aluminum Corp. (Mining)	948	61,288
LyondellBasell Industries N.V. - Class A (Chemicals)	19,908	1,259,978
Minerals Technologies, Inc. (Chemicals)	1,896	78,703
Molycorp, Inc.* (Mining)	6,952	36,150
NewMarket Corp. (Chemicals)	632	164,548
Newmont Mining Corp. (Mining)	26,070	1,092,072
Nucor Corp. (Iron/Steel)	16,590	765,628
Olin Corp. (Chemicals)	4,266	107,589
Peabody Energy Corp. (Coal)	14,062	297,411
PolyOne Corp. (Chemicals)	5,214	127,274
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,370	95,227
PPG Industries, Inc. (Chemicals)	7,426	994,638
Praxair, Inc. (Chemicals)	15,484	1,727,085
Reliance Steel & Aluminum Co. (Iron/Steel)	3,950	281,122
Resolute Forest Products, Inc.* (Forest Products & Paper)	5,056	81,806
Rockwood Holdings, Inc. (Chemicals)	4,108	268,828
Royal Gold, Inc. (Mining)	3,476	246,900
RPM, Inc. (Chemicals)	6,952	219,544
Sensient Technologies Corp. (Chemicals)	2,686	104,996
Sigma-Aldrich Corp. (Chemicals)	6,320	490,938
Steel Dynamics, Inc. (Iron/Steel)	11,534	183,045
Stillwater Mining Co.* (Mining)	6,162	79,675
The Dow Chemical Co. (Chemicals)	63,042	2,007,257
The Mosaic Co. (Chemicals)	14,536	866,491
United States Steel Corp. (Iron/Steel)	7,584	147,888
W.R. Grace & Co.* (Chemicals)	3,792	293,918
Walter Energy, Inc. (Coal)	3,318	94,563
Westlake Chemical Corp. (Chemicals)	1,106	103,411
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,844	88,107
TOTAL COMMON STOCKS (Cost $11,401,527)		24,952,528

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $24,000	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000
TOTAL INVESTMENT SECURITIES (Cost $11,425,527) - 100.4%		24,976,528
Net other assets (liabilities) - (0.4)%		(94,594)

NET ASSETS - 100.0%		$24,881,934

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Chemicals	$16,371,594	65.9%
Coal	950,793	3.8%
Forest Products & Paper	1,303,481	5.2%
Household Products/Wares	224,567	0.9%
Iron/Steel	1,825,045	7.3%
Metal Fabricate/Hardware	185,775	0.7%
Mining	3,996,046	16.1%
Miscellaneous Manufacturing	95,227	0.4%
Other**	(70,594)	(0.3)%
Total	$24,881,934	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.7%)
AbbVie, Inc.* (Pharmaceuticals)	79,910	$3,258,731
Acorda Therapeutics, Inc.* (Biotechnology)	2,096	67,135
Alexion Pharmaceuticals, Inc.* (Biotechnology)	9,825	905,276
Amgen, Inc. (Biotechnology)	37,859	3,880,925
Arena Pharmaceuticals, Inc.* (Biotechnology)	11,004	90,343
Biogen Idec, Inc.* (Biotechnology)	11,921	2,299,680
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	6,419	399,648
Celgene Corp.* (Biotechnology)	21,222	2,459,842
Charles River Laboratories International, Inc.* (Biotechnology)	2,489	110,188
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,275	153,336
Gilead Sciences, Inc.* (Biotechnology)	77,028	3,768,980
Illumina, Inc.* (Biotechnology)	6,288	339,552
Incyte Corp.* (Biotechnology)	6,812	159,469
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,109	86,546
Life Technologies Corp.* (Biotechnology)	8,646	558,791
Medivation, Inc.* (Pharmaceuticals)	3,799	177,679
Myriad Genetics, Inc.* (Biotechnology)	4,061	103,149
Nektar Therapeutics* (Pharmaceuticals)	5,764	63,404
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,668	325,938
PDL BioPharma, Inc. (Biotechnology)	7,074	51,711
Pharmacyclics, Inc.* (Pharmaceuticals)	2,489	200,140
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,799	670,144
Seattle Genetics, Inc.* (Biotechnology)	5,240	186,072
Techne Corp. (Healthcare - Products)	1,703	115,549
United Therapeutics Corp.* (Biotechnology)	2,358	143,531
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,004	605,000
TOTAL COMMON STOCKS (Cost $10,521,688)		21,180,759

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000
TOTAL INVESTMENT SECURITIES (Cost $10,546,688) - 64.8%		21,205,759
Net other assets (liabilities) - 35.2%		11,513,480

NET ASSETS - 100.0%		$32,719,239

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$11,578,611	$(1,389)

ProFund VP Biotechnology invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Biotechnology	$16,553,124	50.5%
Healthcare - Products	115,549	0.4%
Pharmaceuticals	4,512,086	13.8%
Other**	11,538,480	35.3%
Total	$32,719,239	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Activision Blizzard, Inc. (Software)	4,444	$64,748
Altria Group, Inc. (Agriculture)	21,109	725,939
Archer-Daniels-Midland Co. (Agriculture)	6,868	231,658
Avon Products, Inc. (Cosmetics/Personal Care)	4,545	94,218
B&G Foods, Inc. - Class A (Food)	505	15,397
Beam, Inc. (Beverages)	1,717	109,098
BorgWarner, Inc.* (Auto Parts & Equipment)	1,212	93,736
Briggs & Stratton Corp. (Machinery - Diversified)	505	12,524
Brown-Forman Corp. - Class B (Beverages)	1,616	115,382
Brunswick Corp. (Leisure Time)	909	31,106
Bunge, Ltd. (Agriculture)	1,515	111,852
Campbell Soup Co. (Food)	1,919	87,046
Carter’s, Inc.* (Apparel)	505	28,921
Church & Dwight, Inc. (Household Products/Wares)	1,414	91,387
Clorox Co. (Household Products/Wares)	1,414	125,181
Coach, Inc. (Apparel)	2,929	146,421
Coca-Cola Co. (Beverages)	40,198	1,625,608
Coca-Cola Enterprises, Inc. (Beverages)	2,727	100,681
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,646	548,367
ConAgra Foods, Inc. (Food)	4,343	155,523
Constellation Brands, Inc.* (Beverages)	1,616	76,986
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	707	18,142
Crocs, Inc.* (Apparel)	909	13,471
D.R. Horton, Inc. (Home Builders)	2,929	71,175
Dana Holding Corp. (Auto Parts & Equipment)	1,515	27,012
Darling International, Inc.* (Environmental Control)	1,212	21,768
Dean Foods Co.* (Food)	1,919	34,791
Deckers Outdoor Corp.* (Apparel)	404	22,499
Delphi Automotive PLC (Auto Components)	3,030	134,532
Dr. Pepper Snapple Group, Inc. (Beverages)	2,121	99,581
Electronic Arts, Inc.* (Software)	3,131	55,419
Energizer Holdings, Inc. (Electrical Components & Equipment)	606	60,436
Fifth & Pacific Cos., Inc.* (Retail)	1,212	22,883
Flowers Foods, Inc. (Food)	1,212	39,923
Ford Motor Co. (Auto Manufacturers)	41,107	540,557
Fossil, Inc.* (Distribution/Wholesale)	606	58,540
Fresh Del Monte Produce, Inc. (Food)	404	10,900
General Mills, Inc. (Food)	6,767	333,682
General Motors Co.* (Auto Manufacturers)	7,979	221,976
Gentex Corp. (Electronics)	1,515	30,315
Genuine Parts Co. (Distribution/Wholesale)	1,616	126,047
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,313	74,526
Hanesbrands, Inc.* (Apparel)	1,010	46,016
Harley-Davidson, Inc. (Leisure Time)	2,323	123,816
Harman International Industries, Inc. (Home Furnishings)	707	31,553
Hasbro, Inc. (Toys/Games/Hobbies)	1,212	53,255
Heinz (H.J.) Co. (Food)	3,333	240,876
Herbalife, Ltd. (Pharmaceuticals)	1,111	41,607
Herman Miller, Inc. (Office Furnishings)	606	16,768
Hillshire Brands Co. (Food)	1,313	46,152
HNI Corp. (Office Furnishings)	505	17,922
Hormel Foods Corp. (Food)	1,414	58,426
Iconix Brand Group, Inc.* (Apparel)	707	18,290
Ingredion, Inc. (Food)	808	58,435
Jarden Corp.* (Household Products/Wares)	1,212	51,935
Johnson Controls, Inc. (Auto Parts & Equipment)	7,171	251,487
Kellogg Co. (Food)	2,626	169,193
Kimberly-Clark Corp. (Household Products/Wares)	4,040	395,839
Kraft Foods Group, Inc. (Food)	6,262	322,681
Lancaster Colony Corp. (Food)	202	15,554
Lear Corp. (Auto Parts & Equipment)	1,010	55,418
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,515	51,177
Lennar Corp. - Class A (Home Builders)	1,717	71,221
LKQ Corp.* (Distribution/Wholesale)	3,131	68,131
Lorillard, Inc. (Agriculture)	3,939	158,939
M.D.C. Holdings, Inc. (Home Builders)	404	14,807
Mattel, Inc. (Toys/Games/Hobbies)	3,636	159,221
McCormick & Co., Inc. (Food)	1,414	104,000
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,121	164,271
Michael Kors Holdings, Ltd.* (Retail)	1,818	103,244
Mohawk Industries, Inc.* (Textiles)	606	68,551
Molson Coors Brewing Co. - Class B (Beverages)	1,616	79,071
Mondelez International, Inc. - Class A (Food)	18,685	571,948
Monsanto Co. (Chemicals)	5,656	597,443
Monster Beverage Corp.* (Beverages)	1,515	72,326
Newell Rubbermaid, Inc. (Housewares)	3,030	79,083
NIKE, Inc. - Class B (Apparel)	7,575	447,000
Nu Skin Enterprises, Inc. - Class - A (Retail)	505	22,321
PepsiCo, Inc. (Beverages)	16,160	1,278,418
Philip Morris International, Inc. (Agriculture)	17,271	1,601,194
Polaris Industries, Inc. (Leisure Time)	707	65,390
Pool Corp. (Distribution/Wholesale)	505	24,240
Post Holdings, Inc.* (Food)	303	13,008
Procter & Gamble Co. (Cosmetics/Personal Care)	28,684	2,210,389
PulteGroup, Inc.* (Home Builders)	3,535	71,548
PVH Corp. (Retail)	808	86,302
Ralph Lauren Corp. (Apparel)	606	102,602
Reynolds American, Inc. (Agriculture)	3,333	148,285
Smithfield Foods, Inc.* (Food)	1,313	34,768
Snap-on, Inc. (Hand/Machine Tools)	606	50,117
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,717	139,025
Steven Madden, Ltd.* (Apparel)	404	17,429
Take-Two Interactive Software, Inc.* (Software)	1,010	16,312
Tempur-Pedic International, Inc.* (Home Furnishings)	606	30,076

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tenneco, Inc.* (Auto Parts & Equipment)	606	$23,822
Tesla Motors, Inc.* (Auto Manufacturers)	707	26,788
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,525	161,676
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,525	31,840
The Hain Celestial Group, Inc.* (Food)	505	30,845
The Hershey Co. (Food)	1,616	141,448
The JM Smucker Co. - Class A (Food)	1,111	110,167
The Middleby Corp.* (Machinery - Diversified)	202	30,734
The Ryland Group, Inc. (Home Builders)	505	21,018
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	404	17,469
Thor Industries, Inc. (Home Builders)	505	18,579
TiVo, Inc.* (Home Furnishings)	1,313	16,268
Toll Brothers, Inc.* (Home Builders)	1,616	55,332
TreeHouse Foods, Inc.* (Food)	404	26,321
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,111	61,105
Tupperware Corp. (Household Products/Wares)	606	49,534
Tyson Foods, Inc. - Class A (Food)	2,929	72,698
Under Armour, Inc. - Class A* (Apparel)	808	41,370
Universal Corp. (Agriculture)	202	11,320
V.F. Corp. (Apparel)	909	152,484
Visteon Corp.* (Auto Parts & Equipment)	505	29,139
WABCO Holdings, Inc.* (Auto Parts & Equipment)	707	49,907
Whirlpool Corp. (Home Furnishings)	808	95,716
Wolverine World Wide, Inc. (Apparel)	505	22,407
TOTAL COMMON STOCKS (Cost $10,140,053)		18,645,021
TOTAL INVESTMENT SECURITIES (Cost $10,140,053) - 100.1%		18,645,021
Net other assets (liabilities) - (0.1)%		(11,558)

NET ASSETS - 100.0%		$18,633,463

*                                         Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Agriculture	$2,989,187	16.0%
Apparel	1,058,910	5.8%
Auto Components	134,532	0.7%
Auto Manufacturers	789,321	4.2%
Auto Parts & Equipment	641,608	3.5%
Beverages	3,631,677	19.6%
Chemicals	597,443	3.2%
Cosmetics/Personal Care	3,014,650	16.2%
Distribution/Wholesale	276,958	1.5%
Electrical Components & Equipment	60,436	0.3%
Electronics	30,315	0.2%
Environmental Control	21,768	0.1%
Food	2,693,782	14.5%
Hand/Machine Tools	189,142	1.0%
Home Builders	323,680	1.7%
Home Furnishings	173,613	0.9%
Household Products/Wares	731,345	3.9%
Housewares	79,083	0.4%
Leisure Time	220,312	1.2%
Machinery - Diversified	43,258	0.2%
Miscellaneous Manufacturing	51,177	0.3%
Office Furnishings	34,690	0.2%
Pharmaceuticals	205,878	1.1%
Retail	234,750	1.2%
Software	136,479	0.7%
Textiles	68,551	0.4%
Toys/Games/Hobbies	212,476	1.1%
Other**	(11,558)	(0.1)%
Total	$18,633,463	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.1%)
Aaron’s, Inc. (Commercial Services)	785	$22,514
Abercrombie & Fitch Co. - Class A (Retail)	942	43,520
Acxiom Corp.* (Software)	785	16,014
Advance Auto Parts, Inc. (Retail)	785	64,880
Aeropostale, Inc.* (Retail)	942	12,811
Alaska Air Group, Inc.* (Airlines)	785	50,209
Amazon.com, Inc.* (Internet)	4,239	1,129,652
AMC Networks, Inc. - Class A* (Media)	628	39,677
American Eagle Outfitters, Inc. (Retail)	2,041	38,167
AmerisourceBergen Corp. (Pharmaceuticals)	2,669	137,320
ANN, Inc.* (Retail)	628	18,225
Apollo Group, Inc. - Class A* (Commercial Services)	1,099	19,112
Arbitron, Inc. (Commercial Services)	314	14,717
Ascena Retail Group, Inc.* (Retail)	1,413	26,211
AutoNation, Inc.* (Retail)	471	20,606
AutoZone, Inc.* (Retail)	471	186,879
Avis Budget Group, Inc.* (Commercial Services)	1,256	34,954
Bally Technologies, Inc.* (Entertainment)	471	24,478
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	628	24,278
Bed Bath & Beyond, Inc.* (Retail)	2,669	171,937
Best Buy Co., Inc. (Retail)	3,140	69,551
Big Lots, Inc.* (Retail)	628	22,150
Bob Evans Farms, Inc. (Retail)	314	13,383
Brinker International, Inc. (Retail)	785	29,555
Cabela’s, Inc.* (Retail)	471	28,627
Cablevision Systems Corp. NY - Class A (Media)	2,512	37,580
Cardinal Health, Inc. (Pharmaceuticals)	3,925	163,359
CarMax, Inc.* (Retail)	2,669	111,297
Carnival Corp. - Class A (Leisure Time)	5,181	177,709
Casey’s General Stores, Inc. (Retail)	471	27,459
CBS Corp. - Class B (Media)	6,751	315,204
Charter Communications, Inc. - A* (Media)	942	98,138
Chemed Corp. (Commercial Services)	157	12,557
Chico’s FAS, Inc. (Retail)	1,884	31,651
Chipotle Mexican Grill, Inc.* (Retail)	314	102,323
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	314	13,285
Cinemark Holdings, Inc. (Entertainment)	1,256	36,976
Comcast Corp. - Class A (Media)	30,615	1,286,137
Copart, Inc.* (Retail)	1,256	43,056
Costco Wholesale Corp. (Retail)	5,024	533,097
Cracker Barrel Old Country Store, Inc. (Retail)	314	25,387
CVS Caremark Corp. (Retail)	14,287	785,642
Darden Restaurants, Inc. (Retail)	1,570	81,138
Delta Air Lines, Inc.* (Airlines)	9,891	163,301
DeVry, Inc. (Commercial Services)	628	19,939
Dick’s Sporting Goods, Inc. (Retail)	1,099	51,983
Dillards, Inc. - A (Multiline Retail)	314	24,665
DIRECTV - Class A* (Media)	6,594	373,287
Discovery Communications, Inc. - Class A* (Media)	2,826	222,519
DISH Network Corp. - A (Media)	2,355	89,255
Dolby Laboratories, Inc. - A (Electronic Equipment, Instruments & Components)	628	21,076
Dollar General Corp.* (Retail)	2,983	150,880
Dollar Tree, Inc.* (Retail)	2,669	129,260
Domino’s Pizza, Inc. (Retail)	628	32,304
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	785	14,884
DSW, Inc. - A (Retail)	314	20,033
Dun & Bradstreet Corp. (Software)	471	39,399
Dunkin’ Brands Group, Inc. (Food)	785	28,950
eBay, Inc.* (Internet)	13,502	732,077
Expedia, Inc. (Internet)	1,099	65,951
Express, Inc.* (Retail)	1,099	19,573
FactSet Research Systems, Inc. (Media)	471	43,615
Family Dollar Stores, Inc. (Retail)	1,099	64,896
Foot Locker, Inc. (Retail)	1,727	59,132
GameStop Corp. - Class A (Retail)	1,413	39,522
Gannett Co., Inc. (Media)	2,669	58,371
Genesco, Inc.* (Retail)	314	18,868
GNC Holdings, Inc. - A (Retail)	785	30,835
Group 1 Automotive, Inc. (Retail)	314	18,862
GUESS?, Inc. (Retail)	785	19,492
H & R Block, Inc. (Commercial Services)	3,140	92,378
Harris Teeter Supermarkets, Inc. (Food)	628	26,822
Hertz Global Holdings, Inc.* (Commercial Services)	4,396	97,855
Hillenbrand, Inc. (Commercial Services)	785	19,845
HSN, Inc. (Retail)	471	25,839
Hyatt Hotels Corp. - A* (Lodging)	628	27,148
IHS, Inc. - A* (Professional Services)	628	65,764
International Game Technology (Entertainment)	2,983	49,219
J.C. Penney Co., Inc. (Retail)	1,727	26,095
Jack in the Box, Inc.* (Retail)	471	16,292
JetBlue Airways Corp.* (Airlines)	2,669	18,416
John Wiley & Sons, Inc. - Class - A (Media)	471	18,350
Kohls Corp. (Retail)	2,512	115,879
Kroger Co. (Food)	5,966	197,713
L Brands, Inc. (Retail)	2,826	126,209
Lamar Advertising Co. - Class A* (Advertising)	628	30,527
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,082	230,021
Liberty Global, Inc. - Class A* (Media)	2,826	207,428
Liberty Media Corp.* (Media)	1,256	140,207
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,966	127,553
Liberty Ventures* (Internet)	314	23,732
Life Time Fitness, Inc.* (Leisure Time)	471	20,149
Live Nation, Inc.* (Commercial Services)	1,570	19,421
Lowe’s Cos., Inc. (Retail)	12,874	488,182
Macy’s, Inc. (Retail)	4,553	190,498
Madison Square Garden, Inc. - A* (Entertainment)	785	45,216
Marriott International, Inc. - Class A (Lodging)	2,827	119,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott Vacations Worldwide Corp.* (Entertainment)	314	$13,474
McDonald’s Corp. (Retail)	11,618	1,158,197
McKesson Corp. (Pharmaceuticals)	2,669	288,144
Meredith Corp. (Media)	471	18,020
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,239	55,743
Morningstar, Inc. (Media)	314	21,955
Neilsen Holdings N.V. (Media)	1,884	67,485
Netflix, Inc.* (Internet)	628	118,949
News Corp. - Class A (Media)	23,079	704,371
Nordstrom, Inc. (Retail)	1,727	95,382
Omnicare, Inc. (Pharmaceuticals)	1,256	51,144
Omnicom Group, Inc. (Advertising)	2,983	175,699
OpenTable, Inc.* (Internet)	314	19,776
O’Reilly Automotive, Inc.* (Retail)	1,256	128,803
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,099	10,836
Panera Bread Co. - Class A* (Hotels, Restaurants & Leisure)	314	51,885
Papa John’s International, Inc.* (Retail)	157	9,706
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	785	42,728
PetSmart, Inc. (Retail)	1,256	77,998
Pier 1 Imports, Inc. (Retail)	1,256	28,888
Priceline.com, Inc.* (Internet)	628	432,020
Regal Entertainment Group - A (Media)	942	15,703
Regis Corp. (Retail)	628	11,423
Rent-A-Center, Inc. (Commercial Services)	628	23,198
Rite Aid Corp.* (Food)	8,321	15,810
Rollins, Inc. (Commercial Services)	785	19,272
Ross Stores, Inc. (Retail)	2,512	152,277
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,727	57,371
Safeway, Inc. (Food)	2,826	74,465
Saks, Inc.* (Retail)	1,099	12,606
Sally Beauty Holdings, Inc.* (Retail)	1,727	50,739
Scripps Networks Interactive - Class A (Media)	942	60,608
Sears Holdings Corp. (Multiline Retail)	471	23,536
Service Corp. International (Diversified Consumer Services)	2,512	42,025
Shutterfly, Inc.* (Internet)	314	13,869
Signet Jewelers, Ltd. (Retail)	942	63,114
Sirius XM Radio, Inc. (Media)	37,209	114,604
Six Flags Entertainment Corp. (Entertainment)	628	45,517
Sotheby’s - Class A (Commercial Services)	785	29,367
Southwest Airlines Co. (Airlines)	8,478	114,284
Staples, Inc. (Retail)	7,850	105,426
Starbucks Corp. (Retail)	8,635	491,850
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,198	140,078
Starz - Liberty Capital* (Media)	1,256	27,820
Sysco Corp. (Food)	6,751	237,432
Target Corp. (Retail)	7,536	515,839
The Buckle, Inc. (Retail)	314	14,648
The Cheesecake Factory, Inc. (Retail)	628	24,247
The Children’s Place Retail Stores, Inc.* (Retail)	314	14,073
The Fresh Market, Inc.* (Food)	471	20,145
The Gap, Inc. (Retail)	3,454	122,272
The Home Depot, Inc. (Retail)	17,270	1,205,100
The Interpublic Group of Cos., Inc. (Advertising)	4,867	63,417
The Men’s Wearhouse, Inc. (Retail)	628	20,988
The New York Times Co. - Class A* (Media)	1,413	13,847
The Wendy’s Co. (Retail)	3,297	18,694
Tiffany & Co. (Retail)	1,413	98,260
Time Warner Cable, Inc. (Media)	3,454	331,791
Time Warner, Inc. (Media)	10,833	624,197
TJX Cos., Inc. (Retail)	8,478	396,347
Tractor Supply Co. (Retail)	785	81,742
TripAdvisor, Inc.* (Internet)	1,256	65,965
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	628	50,975
United Continental Holdings, Inc.* (Airlines)	3,925	125,639
United Natural Foods, Inc.* (Food)	628	30,898
Urban Outfitters, Inc.* (Retail)	1,256	48,657
US Airways Group, Inc.* (Airlines)	1,884	31,971
Vail Resorts, Inc. (Entertainment)	471	29,353
Valassis Communications, Inc. (Commercial Services)	471	14,069
ValueClick, Inc.* (Internet)	785	23,197
VCA Antech, Inc.* (Pharmaceuticals)	1,099	25,816
Viacom, Inc. - Class B (Media)	5,338	328,661
Vitamin Shoppe, Inc.* (Retail)	314	15,339
Walgreen Co. (Retail)	9,891	471,603
Wal-Mart Stores, Inc. (Retail)	19,311	1,445,042
Walt Disney Co. (Media)	20,881	1,186,042
Washington Post Co. - Class B (Media)	157	70,179
Weight Watchers International, Inc. (Diversified Consumer Services)	314	13,223
Whole Foods Market, Inc. (Food)	2,041	177,057
Williams-Sonoma, Inc. (Retail)	942	48,532
WMS Industries, Inc.* (Leisure Time)	628	15,832
Wyndham Worldwide Corp. (Lodging)	1,570	101,234
Wynn Resorts, Ltd. (Lodging)	942	117,901
YUM! Brands, Inc. (Retail)	5,181	372,721
TOTAL COMMON STOCKS (Cost $16,095,646)		25,149,598

	Principal Amount	Value
Repurchase Agreements(a) (1.0%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $263,001	$263,000	$263,000
TOTAL REPURCHASE AGREEMENTS (Cost $263,000)		263,000
TOTAL INVESTMENT SECURITIES (Cost $16,358,646) - 100.1%		25,412,598
Net other assets (liabilities) - (0.1)%		(37,889)

NET ASSETS - 100.0%		$25,374,709

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Advertising	$269,643	1.1%
Airlines	503,820	1.9%
Commercial Services	439,198	1.7%
Distribution/Wholesale	24,278	0.1%
Diversified Consumer Services	55,248	0.2%
Electronic Equipment, Instruments & Components	21,076	0.1%
Entertainment	259,117	1.0%
Food	809,292	3.2%
Hotels, Restaurants & Leisure	451,033	1.8%
Internet	2,752,741	10.8%
Leisure Time	213,690	0.8%
Lodging	516,576	2.0%
Media	6,515,051	25.7%
Multiline Retail	48,201	0.2%
Pharmaceuticals	665,783	2.7%
Professional Services	65,764	0.3%
Retail	11,483,674	45.2%
Software	55,413	0.3%
Other**	225,111	0.9%
Total	$25,374,709	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
ACE, Ltd. (Insurance)	3,840	$341,645
Affiliated Managers Group, Inc.* (Diversified Financial Services)	480	73,714
AFLAC, Inc. (Insurance)	5,760	299,635
Alexander & Baldwin, Inc.* (Real Estate)	480	17,160
Alexandria Real Estate Equities, Inc. (REIT)	960	68,141
Allied World Assurance Co. Holdings, Ltd. (Insurance)	480	44,506
Allstate Corp. (Insurance)	5,760	282,643
American Campus Communities, Inc. (REIT)	1,440	65,290
American Capital Agency Corp. (REIT)	4,800	157,344
American Express Co. (Diversified Financial Services)	11,520	777,140
American Financial Group, Inc. (Insurance)	960	45,485
American International Group, Inc.* (Insurance)	17,760	689,443
American Tower Corp. (REIT)	4,800	369,216
Ameriprise Financial, Inc. (Diversified Financial Services)	2,400	176,760
Annaly Mortgage Management, Inc. (REIT)	11,520	183,053
Aon PLC (Insurance)	3,840	236,160
Apartment Investment and Management Co. - Class A (REIT)	1,920	58,867
Arch Capital Group, Ltd.* (Insurance)	1,440	75,701
Argo Group International Holdings, Ltd. (Insurance)	480	19,862
ARMOUR Residential REIT, Inc. (REIT)	4,320	28,210
Arthur J. Gallagher & Co. (Insurance)	1,440	59,486
Aspen Insurance Holdings, Ltd. (Insurance)	960	37,037
Associated Banc-Corp. (Banks)	1,920	29,165
Assurant, Inc. (Insurance)	960	43,210
Assured Guaranty, Ltd. (Insurance)	2,400	49,464
AvalonBay Communities, Inc. (REIT)	1,440	182,405
Axis Capital Holdings, Ltd. (Insurance)	1,440	59,933
BancorpSouth, Inc. (Banks)	960	15,648
Bank of America Corp. (Banks)	129,120	1,572,682
Bank of Hawaii Corp. (Banks)	480	24,389
Bank of New York Mellon Corp. (Banks)	13,920	389,621
BB&T Corp. (Banks)	8,160	256,142
Berkshire Hathaway, Inc. - Class B* (Insurance)	21,600	2,250,719
BioMed Realty Trust, Inc. (REIT)	1,920	41,472
BlackRock, Inc. (Diversified Financial Services)	1,440	369,907
BOK Financial Corp. (Banks)	480	29,904
Boston Properties, Inc. (REIT)	1,920	194,035
Brandywine Realty Trust (REIT)	1,920	28,512
BRE Properties, Inc. - Class A (REIT)	960	46,733
Brown & Brown, Inc. (Insurance)	1,440	46,138
Camden Property Trust (REIT)	960	65,933
Capital One Financial Corp. (Banks)	6,720	369,264
CapitalSource, Inc. (Banks)	2,400	23,088
Capitol Federal Financial, Inc. (Savings & Loans)	1,440	17,381
Cash America International, Inc. (Retail)	480	25,186
Cathay Bancorp, Inc. (Banks)	960	19,315
CBL & Associates Properties, Inc. (REIT)	1,920	45,312
CBOE Holdings, Inc. (Diversified Financial Services)	960	35,462
CBRE Group, Inc. - Class A* (Real Estate)	3,840	96,960
Chimera Investment Corp. (REIT)	12,480	39,811
Cincinnati Financial Corp. (Insurance)	1,920	90,605
CIT Group, Inc.* (Banks)	2,400	104,352
Citigroup, Inc. (Banks)	36,480	1,613,875
City National Corp. (Banks)	480	28,277
CME Group, Inc. (Diversified Financial Services)	3,840	235,738
CNO Financial Group, Inc. (Insurance)	2,880	32,976
Colonial Properties Trust (REIT)	960	21,706
Comerica, Inc. (Banks)	2,400	86,280
Commerce Bancshares, Inc. (Banks)	960	39,197
CommonWealth REIT (REIT)	1,440	32,314
Corporate Office Properties Trust (REIT)	960	25,613
Corrections Corp. of America (Commercial Services)	960	37,507
Cullen/Frost Bankers, Inc. (Banks)	960	60,029
CYS Investments, Inc. (REIT)	1,920	22,541
DCT Industrial Trust, Inc. (REIT)	3,360	24,864
DDR Corp. (REIT)	2,880	50,170
DiamondRock Hospitality Co. (REIT)	2,400	22,344
Digital Realty Trust, Inc. (REIT)	1,440	96,350
Discover Financial Services (Diversified Financial Services)	5,760	258,278
Douglas Emmett, Inc. (REIT)	1,440	35,899
Duke Realty Corp. (REIT)	3,840	65,203
DuPont Fabros Technology, Inc. (REIT)	960	23,299
E*TRADE Financial Corp.* (Diversified Financial Services)	3,360	35,986
East West Bancorp, Inc. (Banks)	1,440	36,965
EastGroup Properties, Inc. (REIT)	480	27,936
Eaton Vance Corp. (Diversified Financial Services)	1,440	60,235
Endurance Specialty Holdings, Ltd. (Insurance)	480	22,949
EPR Properties (REIT)	480	24,984
Equifax, Inc. (Commercial Services)	1,440	82,930
Equity Lifestyle Properties, Inc. (REIT)	480	36,864
Equity Residential (REIT)	3,840	211,430
Erie Indemnity Co. - Class A (Insurance)	480	36,254
Essex Property Trust, Inc. (REIT)	480	72,278
Everest Re Group, Ltd. (Insurance)	480	62,333
Extra Space Storage, Inc. (REIT)	1,440	56,549
EZCORP, Inc. - Class A* (Retail)	480	10,224
F.N.B. Corp. (Banks)	1,440	17,424
Federal Realty Investment Trust (REIT)	960	103,718
Federated Investors, Inc. - Class B (Diversified Financial Services)	960	22,723
Fidelity National Title Group, Inc. - Class A (Insurance)	2,400	60,552
Fifth Third Bancorp (Banks)	10,560	172,234
First American Financial Corp. (Insurance)	1,440	36,821
First Financial Bankshares, Inc. (Banks)	480	23,328
First Horizon National Corp. (Banks)	2,880	30,762

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Niagara Financial Group, Inc. (Savings & Loans)	4,320	$38,275
First Republic Bank (Banks)	960	37,075
FirstMerit Corp. (Banks)	1,440	23,803
Forest City Enterprises, Inc. - Class A* (Real Estate)	1,920	34,118
Franklin Resources, Inc. (Diversified Financial Services)	1,440	217,166
Franklin Street Properties Corp. (REIT)	960	14,035
Fulton Financial Corp. (Banks)	2,400	28,080
General Growth Properties, Inc. (REIT)	5,280	104,966
Genworth Financial, Inc. - Class A* (Insurance)	5,760	57,600
Glacier Bancorp, Inc. (Banks)	960	18,221
Greenhill & Co., Inc. (Diversified Financial Services)	480	25,622
Hancock Holding Co. (Banks)	960	29,683
Hanover Insurance Group, Inc. (Insurance)	480	23,846
Hartford Financial Services Group, Inc. (Insurance)	5,280	136,224
Hatteras Financial Corp. (REIT)	960	26,333
HCC Insurance Holdings, Inc. (Insurance)	1,440	60,523
HCP, Inc. (REIT)	5,280	263,261
Health Care REIT, Inc. (REIT)	2,880	195,581
Healthcare Realty Trust, Inc. (REIT)	960	27,254
Highwoods Properties, Inc. (REIT)	960	37,987
Home Properties, Inc. (REIT)	480	30,442
Hospitality Properties Trust (REIT)	1,440	39,514
Host Hotels & Resorts, Inc. (REIT)	8,640	151,114
Hudson City Bancorp, Inc. (Savings & Loans)	5,760	49,766
Huntington Bancshares, Inc. (Banks)	10,080	74,491
IBERIABANK Corp. (Banks)	480	24,010
IntercontinentalExchange, Inc.* (Diversified Financial Services)	960	156,547
International Bancshares Corp. (Banks)	480	9,984
Invesco Mortgage Capital, Inc. (REIT)	1,440	30,802
Invesco, Ltd. (Diversified Financial Services)	5,280	152,909
J.P. Morgan Chase & Co. (Banks)	45,600	2,164,176
Janus Capital Group, Inc. (Diversified Financial Services)	2,400	22,560
Jones Lang LaSalle, Inc. (Real Estate)	480	47,717
Kemper Corp. (Insurance)	480	15,653
KeyCorp (Banks)	11,040	109,958
Kilroy Realty Corp. (REIT)	960	50,304
Kimco Realty Corp. (REIT)	4,800	107,520
LaSalle Hotel Properties (REIT)	960	24,365
Legg Mason, Inc. (Diversified Financial Services)	1,440	46,296
Lexington Realty Trust (REIT)	1,920	22,656
Liberty Property Trust (REIT)	1,440	57,240
Lincoln National Corp. (Insurance)	3,360	109,570
Loews Corp. (Insurance)	3,840	169,229
M&T Bank Corp. (Banks)	1,440	148,550
Mack-Cali Realty Corp. (REIT)	960	27,466
Marsh & McLennan Cos., Inc. (Insurance)	6,720	255,158
MasterCard, Inc. - Class A (Commercial Services)	1,440	779,227
MB Financial, Inc. (Banks)	480	11,602
MBIA, Inc.* (Insurance)	1,920	19,718
McGraw-Hill Cos., Inc. (Media)	3,360	174,989
Medical Properties Trust, Inc. (REIT)	1,920	30,797
Mercury General Corp. (Insurance)	480	18,206
MetLife, Inc. (Insurance)	12,960	492,739
MFA Financial, Inc. (REIT)	4,320	40,262
Mid-America Apartment Communities, Inc. (REIT)	480	33,149
Montpelier Re Holdings, Ltd. (Insurance)	480	12,504
Moody’s Corp. (Commercial Services)	2,400	127,968
Morgan Stanley Dean Witter & Co. (Banks)	16,320	358,714
MSCI, Inc. - Class A* (Software)	1,440	48,859
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,440	46,512
National Penn Bancshares, Inc. (Banks)	1,440	15,394
National Retail Properties, Inc. (REIT)	1,440	52,085
New York Community Bancorp (Savings & Loans)	5,280	75,768
Northern Trust Corp. (Banks)	2,400	130,944
NYSE Euronext (Diversified Financial Services)	2,880	111,283
Ocwen Financial Corp.* (Diversified Financial Services)	1,440	54,605
Old National Bancorp (Banks)	1,440	19,800
Old Republic International Corp. (Insurance)	2,880	36,605
OMEGA Healthcare Investors, Inc. (REIT)	1,440	43,718
PacWest Bancorp (Banks)	480	13,973
PartnerRe, Ltd. (Insurance)	960	89,386
People’s United Financial, Inc. (Savings & Loans)	3,840	51,610
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,920	37,613
Platinum Underwriters Holdings, Ltd. (Insurance)	480	26,789
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,920	100,224
PNC Financial Services Group (Banks)	6,240	414,960
Popular, Inc.* (Banks)	1,440	39,758
Post Properties, Inc. (REIT)	480	22,608
Potlatch Corp. (REIT)	480	22,013
Principal Financial Group, Inc. (Insurance)	3,360	114,341
PrivateBancorp, Inc. (Banks)	480	9,077
ProAssurance Corp. (Insurance)	960	45,437
Progressive Corp. (Insurance)	6,720	169,814
Prologis, Inc. (REIT)	5,760	230,285
Prosperity Bancshares, Inc. (Banks)	480	22,747
Protective Life Corp. (Insurance)	960	34,368
Prudential Financial, Inc. (Insurance)	5,760	339,782
Public Storage, Inc. (REIT)	1,920	292,454
Raymond James Financial Corp. (Diversified Financial Services)	1,440	66,384
Rayonier, Inc. (REIT)	1,440	85,925
Realogy Holdings Corp.* (REIT)	480	23,443
Realty Income Corp. (REIT)	2,400	108,840
Redwood Trust, Inc. (REIT)	960	22,253
Regency Centers Corp. (REIT)	960	50,794
Regions Financial Corp. (Banks)	16,800	137,592
Reinsurance Group of America, Inc. (Insurance)	960	57,283
RenaissanceRe Holdings (Insurance)	480	44,155
RLJ Lodging Trust (REIT)	1,440	32,774
Ryman Hospitality Properties, Inc. (Lodging)	480	21,960
SEI Investments Co. (Commercial Services)	1,440	41,544
Selective Insurance Group, Inc. (Insurance)	480	11,525

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Senior Housing Properties Trust (REIT)	2,400	$64,392
Signature Bank* (Banks)	480	37,805
Silver Bay Realty Trust Corp. (REIT)	1	13
Simon Property Group, Inc. (REIT)	3,840	608,869
SL Green Realty Corp. (REIT)	960	82,666
SLM Corp. (Diversified Financial Services)	5,280	108,134
Sovran Self Storage, Inc. (REIT)	480	30,955
St. Joe Co.* (Real Estate)	960	20,400
StanCorp Financial Group, Inc. (Insurance)	480	20,525
Starwood Property Trust, Inc. (REIT)	1,440	39,974
State Street Corp. (Banks)	5,280	311,995
Stifel Financial Corp.* (Diversified Financial Services)	480	16,642
Sunstone Hotel Investors, Inc.* (REIT)	1,920	23,635
SunTrust Banks, Inc. (Banks)	6,240	179,774
Susquehanna Bancshares, Inc. (Banks)	2,400	29,832
SVB Financial Group* (Banks)	480	34,051
Synovus Financial Corp. (Banks)	9,600	26,592
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,880	215,626
Tanger Factory Outlet Centers, Inc. (REIT)	960	34,733
Taubman Centers, Inc. (REIT)	960	74,554
TCF Financial Corp. (Banks)	1,920	28,723
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,880	59,386
Texas Capital Bancshares, Inc.* (Banks)	480	19,416
TFS Financial Corp.* (Savings & Loans)	960	10,397
The Charles Schwab Corp. (Diversified Financial Services)	12,960	229,262
The Chubb Corp. (Insurance)	2,880	252,086
The Geo Group, Inc. (Commercial Services)	960	36,115
The Goldman Sachs Group, Inc. (Banks)	5,280	776,952
The Howard Hughes Corp.* (Real Estate)	480	40,229
The Macerich Co. (REIT)	1,440	92,707
The Travelers Cos., Inc. (Insurance)	4,320	363,701
Torchmark Corp. (Insurance)	960	57,408
Trustmark Corp. (Banks)	960	24,010
Two Harbors Investment Corp. (REIT)	3,840	48,422
U.S. Bancorp (Banks)	22,080	749,174
UDR, Inc. (REIT)	2,880	69,667
UMB Financial Corp. (Banks)	480	23,554
Umpqua Holdings Corp. (Banks)	1,440	19,094
United Bankshares, Inc. (Banks)	480	12,773
UnumProvident Corp. (Insurance)	3,360	94,920
Validus Holdings, Ltd. (Insurance)	1,440	53,813
Valley National Bancorp (Banks)	2,400	24,576
Ventas, Inc. (REIT)	3,360	245,952
Visa, Inc. - Class A (Commercial Services)	6,240	1,059,802
Vornado Realty Trust (REIT)	1,920	160,589
W.R. Berkley Corp. (Insurance)	1,440	63,893
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	960	42,029
Washington Federal, Inc. (Savings & Loans)	1,440	25,200
Washington REIT (REIT)	960	26,726
Webster Financial Corp. (Banks)	960	23,290
Weingarten Realty Investors (REIT)	1,440	45,432
Wells Fargo & Co. (Banks)	58,560	2,166,133
Westamerica Bancorp (Banks)	480	21,758
Western Union Co. (Commercial Services)	6,720	101,069
Weyerhaeuser Co. (REIT)	6,720	210,874
Willis Group Holdings PLC (Insurance)	1,920	75,821
Wintrust Financial Corp. (Banks)	480	17,779
WP Carey, Inc. (Real Estate)	480	32,352
XL Group PLC (Insurance)	3,360	101,808
Zions Bancorp (Banks)	2,400	59,976
TOTAL COMMON STOCKS (Cost $20,901,484)		35,270,029

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $117,000	$117,000	$117,000
TOTAL REPURCHASE AGREEMENTS (Cost $117,000)		117,000
TOTAL INVESTMENT SECURITIES (Cost $21,018,484) - 100.1%		35,387,029
Net other assets (liabilities) - (0.1)%		(48,005)

NET ASSETS - 100.0%		$35,339,024

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Banks	$13,371,790	37.9%
Commercial Services	2,266,162	6.4%
Diversified Financial Services	3,616,906	10.2%
Forest Products & Paper	100,224	0.3%
Insurance	8,347,987	23.7%
Lodging	21,960	0.1%
Media	174,989	0.5%
Real Estate	288,936	0.8%
REIT	6,728,409	19.0%
Retail	35,410	0.1%
Savings & Loans	268,397	0.7%
Software	48,859	0.1%
Other**	68,995	0.2%
Total	$35,339,024	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
Abbott Laboratories (Pharmaceuticals)	35,720	$1,261,630
AbbVie, Inc.* (Pharmaceuticals)	35,720	1,456,663
Acorda Therapeutics, Inc.* (Biotechnology)	760	24,343
Actavis, Inc.* (Pharmaceuticals)	3,040	280,015
Aetna, Inc. (Healthcare - Services)	7,600	388,512
Alere, Inc.* (Healthcare - Products)	1,900	48,507
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,560	420,158
Align Technology, Inc.* (Healthcare - Products)	1,520	50,935
Alkermes PLC* (Pharmaceuticals)	3,040	72,078
Allergan, Inc. (Pharmaceuticals)	6,840	763,549
Amgen, Inc. (Biotechnology)	17,100	1,752,922
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,940	40,557
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,180	75,616
Bard (C.R.), Inc. (Healthcare - Products)	1,900	191,482
Baxter International, Inc. (Healthcare - Products)	12,540	910,906
Becton, Dickinson & Co. (Healthcare - Products)	4,560	435,982
Biogen Idec, Inc.* (Biotechnology)	5,320	1,026,281
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,660	165,612
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	380	47,880
Boston Scientific Corp.* (Healthcare - Products)	30,780	240,392
Bristol-Myers Squibb Co. (Pharmaceuticals)	36,860	1,518,263
Brookdale Senior Living, Inc.* (Healthcare - Services)	2,280	63,566
CareFusion Corp.* (Healthcare - Products)	4,940	172,851
Celgene Corp.* (Biotechnology)	9,500	1,101,145
Centene Corp.* (Healthcare - Services)	1,140	50,206
Cepheid, Inc.* (Healthcare - Products)	1,520	58,322
Charles River Laboratories International, Inc.* (Biotechnology)	1,140	50,468
CIGNA Corp. (Healthcare - Services)	6,460	402,910
Community Health Systems, Inc. (Healthcare - Services)	1,900	90,041
Covance, Inc.* (Healthcare - Services)	1,140	84,725
Coventry Health Care, Inc. (Healthcare - Services)	3,040	142,971
Covidien PLC (Healthcare - Products)	10,640	721,818
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,520	71,166
DaVita, Inc.* (Healthcare - Services)	1,900	225,321
DENTSPLY International, Inc. (Healthcare - Products)	3,420	145,076
Edwards Lifesciences Corp.* (Healthcare - Products)	2,660	218,546
Eli Lilly & Co. (Pharmaceuticals)	22,420	1,273,232
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,660	81,822
Express Scripts Holding Co.* (Pharmaceuticals)	18,620	1,073,443
Forest Laboratories, Inc.* (Pharmaceuticals)	5,320	202,373
Gilead Sciences, Inc.* (Biotechnology)	34,580	1,692,000
Haemonetics Corp.* (Healthcare - Products)	1,140	47,492
HCA Holdings, Inc. (Healthcare - Services)	5,700	231,591
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,700	73,359
Health Net, Inc.* (Healthcare - Services)	1,900	54,378
Healthcare Services Group, Inc. (Commercial Services)	1,520	38,958
HealthSouth Corp.* (Healthcare - Services)	1,900	50,103
Henry Schein, Inc.* (Healthcare - Products)	1,900	175,845
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,520	53,534
HMS Holdings Corp.* (Commercial Services)	1,900	51,585
Hologic, Inc.* (Healthcare - Products)	6,080	137,408
Hospira, Inc.* (Healthcare - Products)	3,800	124,754
Humana, Inc. (Healthcare - Services)	3,420	236,356
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,140	105,325
Illumina, Inc.* (Biotechnology)	2,660	143,640
Impax Laboratories, Inc.* (Pharmaceuticals)	1,520	23,469
Incyte Corp.* (Biotechnology)	3,040	71,166
Intuitive Surgical, Inc.* (Healthcare - Products)	760	373,304
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,280	38,623
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,140	63,737
Johnson & Johnson (Healthcare - Products)	63,080	5,142,913
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,280	205,656
Life Technologies Corp.* (Biotechnology)	3,800	245,594
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,140	55,244
Magellan Health Services, Inc.* (Healthcare - Services)	760	36,153
Masimo Corp. (Healthcare - Products)	1,140	22,367
Medivation, Inc.* (Pharmaceuticals)	1,520	71,090
Mednax, Inc.* (Healthcare - Services)	1,140	102,178
Medtronic, Inc. (Healthcare - Products)	22,800	1,070,689
Merck & Co., Inc. (Pharmaceuticals)	68,400	3,025,332
Mylan Laboratories, Inc.* (Pharmaceuticals)	9,120	263,933
Myriad Genetics, Inc.* (Biotechnology)	1,900	48,260
Nektar Therapeutics* (Pharmaceuticals)	2,660	29,260
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	135,067
Owens & Minor, Inc. (Distribution/Wholesale)	1,520	49,491
PAREXEL International Corp.* (Commercial Services)	1,140	45,041
Patterson Cos., Inc. (Healthcare - Products)	1,900	72,276
PDL BioPharma, Inc. (Biotechnology)	3,040	22,222
Perrigo Co. (Pharmaceuticals)	1,900	225,587
Pfizer, Inc. (Pharmaceuticals)	162,640	4,693,791
Pharmacyclics, Inc.* (Pharmaceuticals)	1,140	91,667
Quest Diagnostics, Inc. (Healthcare - Services)	3,420	193,059
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,140	37,096
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,900	335,160

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ResMed, Inc. (Healthcare - Products)	3,420	$158,551
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,140	58,345
Seattle Genetics, Inc.* (Biotechnology)	2,280	80,963
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,140	84,052
St. Jude Medical, Inc. (Healthcare - Products)	6,460	261,242
STERIS Corp. (Healthcare - Products)	1,140	47,435
Stryker Corp. (Healthcare - Products)	6,460	421,450
Techne Corp. (Healthcare - Products)	760	51,566
Teleflex, Inc. (Healthcare - Products)	760	64,228
Tenet Healthcare Corp.* (Healthcare - Services)	2,280	108,482
The Cooper Cos., Inc. (Healthcare - Products)	1,140	122,983
Theravance, Inc.* (Pharmaceuticals)	1,520	35,902
Thermo Fisher Scientific, Inc. (Electronics)	7,980	610,390
Thoratec Corp.* (Healthcare - Products)	1,140	42,750
United Therapeutics Corp.* (Biotechnology)	1,140	69,392
UnitedHealth Group, Inc. (Healthcare - Services)	23,180	1,326,129
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,900	121,353
Varian Medical Systems, Inc.* (Healthcare - Products)	2,280	164,160
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,940	271,601
ViroPharma, Inc.* (Pharmaceuticals)	1,520	38,243
VIVUS, Inc.* (Pharmaceuticals)	2,280	25,080
Volcano Corp.* (Healthcare - Products)	1,140	25,376
Warner Chilcott PLC - Class A (Pharmaceuticals)	3,800	51,490
Waters Corp.* (Electronics)	1,900	178,429
WellCare Health Plans, Inc.* (Healthcare - Services)	1,140	66,074
WellPoint, Inc. (Healthcare - Services)	6,840	453,014
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	49,354
Zimmer Holdings, Inc. (Healthcare - Products)	3,800	285,836
Zoetis, Inc.* (Pharmaceuticals)	1,900	63,460
TOTAL COMMON STOCKS (Cost $23,339,733)		42,745,368

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $93,000	$93,000	$93,000
TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000
TOTAL INVESTMENT SECURITIES (Cost $23,432,733) - 100.8%		42,838,368
Net other assets (liabilities) - (0.8)%		(323,176)

NET ASSETS - 100.0%		$42,515,192

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Biotechnology	$7,590,534	17.9%
Commercial Services	135,584	0.3%
Distribution/Wholesale	49,491	0.1%
Electronics	788,819	1.9%
Healthcare - Products	12,299,707	28.9%
Healthcare - Services	4,761,381	11.2%
Pharmaceuticals	17,119,852	40.3%
Other**	(230,176)	(0.6)%
Total	$42,515,192	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.9%)
3M Co. (Miscellaneous Manufacturing)	6,335	$673,474
ABM Industries, Inc. (Commercial Services)	543	12,076
Acacia Research Corp.* (Media)	543	16,382
Accenture PLC - Class A (Computers)	6,335	481,270
Actuant Corp. - Class A (Miscellaneous Manufacturing)	724	22,169
Acuity Brands, Inc. (Electrical Components & Equipment)	362	25,105
Advisory Board Co.* (Commercial Services)	362	19,012
Aecom Technology Corp.* (Engineering & Construction)	1,086	35,621
AGCO Corp. (Machinery - Diversified)	905	47,169
Agilent Technologies, Inc. (Electronics)	3,439	144,334
Air Lease Corp. (Diversified Financial Services)	724	21,228
Alliance Data Systems Corp.* (Commercial Services)	543	87,906
Alliant Techsystems, Inc. (Aerospace/Defense)	362	26,220
Ametek, Inc. (Electrical Components & Equipment)	2,353	102,026
Amphenol Corp. - Class A (Electronics)	1,629	121,605
Anixter International, Inc. (Telecommunications)	181	12,656
Applied Industrial Technologies, Inc. (Machinery - Diversified)	362	16,290
AptarGroup, Inc. (Miscellaneous Manufacturing)	724	41,521
Arrow Electronics, Inc.* (Electronics)	1,086	44,113
Automatic Data Processing, Inc. (Commercial Services)	4,887	317,753
Avnet, Inc.* (Electronics)	1,448	52,418
Babcock & Wilcox Co. (Machinery - Diversified)	1,267	35,995
Ball Corp. (Packaging & Containers)	1,448	68,896
BE Aerospace, Inc.* (Aerospace/Defense)	1,086	65,475
Belden, Inc. (Electrical Components & Equipment)	362	18,697
Bemis Co., Inc. (Packaging & Containers)	1,086	43,831
Benchmark Electronics, Inc.* (Electronics)	543	9,785
Boeing Co. (Aerospace/Defense)	6,697	574,937
Brady Corp. - Class A (Electronics)	543	18,207
Broadridge Financial Solutions, Inc. (Software)	1,267	31,472
C.H. Robinson Worldwide, Inc. (Transportation)	1,629	96,860
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	543	36,810
Caterpillar, Inc. (Machinery - Construction & Mining)	6,516	566,696
Cintas Corp. (Textiles)	1,086	47,925
Clarcor, Inc. (Miscellaneous Manufacturing)	543	28,442
Clean Harbors, Inc.* (Environmental Control)	543	31,543
Cognex Corp. (Machinery - Diversified)	362	15,258
Coinstar, Inc.* (Retail)	362	21,148
Colfax Corp.* (Chemicals)	724	33,695
Convergys Corp. (Commercial Services)	1,086	18,495
Con-way, Inc. (Transportation)	543	19,119
CoreLogic, Inc.* (Commercial Services)	905	23,403
CoStar Group, Inc.* (Commercial Services)	181	19,812
Covanta Holding Corp. (Energy - Alternate Sources)	1,267	25,530
Crane Co. (Miscellaneous Manufacturing)	543	30,332
Crown Holdings, Inc.* (Packaging & Containers)	1,448	60,251
CSX Corp. (Transportation)	10,136	249,650
Cummins, Inc. (Machinery - Diversified)	1,810	209,615
Curtiss-Wright Corp. (Aerospace/Defense)	543	18,842
Danaher Corp. (Miscellaneous Manufacturing)	5,792	359,973
Deere & Co. (Machinery - Diversified)	3,801	326,809
Deluxe Corp. (Commercial Services)	543	22,480
DigitalGlobe, Inc.* (Telecommunications)	724	20,931
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,267	45,853
Dover Corp. (Miscellaneous Manufacturing)	1,810	131,913
Eagle Materials, Inc. (Building Materials)	543	36,180
Eaton Corp. (Electrical Components & Equipment)	4,706	288,244
Ecolab, Inc. (Chemicals)	2,715	217,689
EMCOR Group, Inc. (Engineering & Construction)	724	30,690
Emerson Electric Co. (Electrical Components & Equipment)	7,240	404,498
EnerSys* (Electrical Components & Equipment)	543	24,750
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	181	7,396
Esterline Technologies Corp.* (Aerospace/Defense)	362	27,403
Euronet Worldwide, Inc.* (Commercial Services)	543	14,303
Exelis, Inc. (Aerospace/Defense)	1,810	19,711
Expeditors International of Washington, Inc. (Transportation)	1,991	71,099
Fastenal Co. (Distribution/Wholesale)	2,715	139,416
FedEx Corp. (Transportation)	2,896	284,387
FEI Co. (Electronics)	362	23,367
Fidelity National Information Services, Inc. (Software)	2,896	114,739
Fiserv, Inc.* (Software)	1,267	111,281
FleetCor Technologies, Inc.* (IT Services)	543	41,632
FLIR Systems, Inc. (Electronics)	1,448	37,662
Flowserve Corp. (Machinery - Diversified)	543	91,067
Fluor Corp. (Engineering & Construction)	1,629	108,052
Fortune Brands Home & Security, Inc.* (Building Materials)	1,629	60,973
Forward Air Corp. (Transportation)	362	13,499
Foster Wheeler AG* (Engineering & Construction)	1,086	24,815
FTI Consulting, Inc.* (Commercial Services)	362	13,633
Gardner Denver, Inc. (Machinery - Diversified)	543	40,785
GATX Corp. (Trucking & Leasing)	543	28,220
General Cable Corp.* (Electrical Components & Equipment)	543	19,890

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace/Defense)	3,258	$229,722
General Electric Co. (Miscellaneous Manufacturing)	103,351	2,389,474
Genesee & Wyoming, Inc. - Class A* (Transportation)	543	50,559
Genpact, Ltd. (Commercial Services)	1,267	23,047
Global Payments, Inc. (Commercial Services)	724	35,954
Graco, Inc. (Machinery - Diversified)	543	31,510
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,267	9,731
Granite Construction, Inc. (Engineering & Construction)	362	11,526
Greif, Inc. - Class A (Packaging & Containers)	362	19,410
Harsco Corp. (Miscellaneous Manufacturing)	724	17,933
Hexcel Corp.* (Miscellaneous Manufacturing)	1,086	31,505
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,783	586,449
Hub Group, Inc. - Class A* (Transportation)	362	13,923
Hubbell, Inc. - Class B (Electrical Components & Equipment)	543	52,731
Huntington Ingalls Industries, Inc. (Shipbuilding)	543	28,958
IDEX Corp. (Machinery - Diversified)	905	48,345
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,163	253,693
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,715	149,352
IPG Photonics Corp. (Telecommunications)	362	24,040
Iron Mountain, Inc. (Commercial Services)	1,629	59,149
Itron, Inc.* (Electronics)	362	16,797
ITT Corp. (Miscellaneous Manufacturing)	905	25,729
J.B. Hunt Transport Services, Inc. (Transportation)	905	67,404
Jabil Circuit, Inc. (Electronics)	1,810	33,449
Jack Henry & Associates, Inc. (Computers)	905	41,820
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,267	71,256
Joy Global, Inc. (Machinery - Construction & Mining)	1,086	64,639
Kaman Corp. (Aerospace/Defense)	181	6,420
Kansas City Southern Industries, Inc. (Transportation)	1,086	120,437
KBR, Inc. (Engineering & Construction)	1,448	46,452
Kennametal, Inc. (Hand/Machine Tools)	724	28,265
Kirby Corp.* (Transportation)	543	41,702
Knight Transportation, Inc. (Transportation)	543	8,742
L-3 Communications Holdings, Inc. (Aerospace/Defense)	905	73,233
Landstar System, Inc. (Transportation)	543	31,000
Lender Processing Services, Inc. (Commercial Services)	905	23,041
Lennox International, Inc. (Building Materials)	543	34,475
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	905	49,033
LinkedIn Corp. - Class A* (Internet)	724	127,467
Littelfuse, Inc. (Electrical Components & Equipment)	181	12,281
Lockheed Martin Corp. (Aerospace/Defense)	2,715	262,052
Louisiana-Pacific Corp.* (Building Materials)	1,448	31,277
Manitowoc Co. (Machinery - Diversified)	1,267	26,050
Manpower, Inc. (Commercial Services)	724	41,065
Martin Marietta Materials (Building Materials)	543	55,397
Masco Corp. (Building Materials)	3,620	73,305
Matson, Inc. (Transportation)	362	8,905
MAXIMUS, Inc. (Commercial Services)	362	28,949
MDU Resources Group, Inc. (Electric)	1,810	45,232
MeadWestvaco Corp. (Forest Products & Paper)	1,810	65,703
Mettler Toledo International, Inc.* (Electronics)	362	77,186
Mine Safety Appliances Co. (Environmental Control)	362	17,962
Molex, Inc. (Electrical Components & Equipment)	1,448	42,397
Moog, Inc. - Class A* (Aerospace/Defense)	362	16,590
MSC Industrial Direct Co. - Class A (Retail)	543	46,579
Mueller Industries, Inc. (Metal Fabricate/Hardware)	362	19,291
National Instruments Corp. (Electronics)	905	29,639
Navistar International Corp.* (Auto Manufacturers)	724	25,029
NeuStar, Inc. - Class A* (Telecommunications)	724	33,688
Nordson Corp. (Machinery - Diversified)	543	35,811
Norfolk Southern Corp. (Transportation)	3,077	237,175
Northrop Grumman Corp. (Aerospace/Defense)	2,353	165,063
Old Dominion Freight Line, Inc.* (Transportation)	724	27,657
Oshkosh Truck Corp.* (Auto Manufacturers)	905	38,453
Owens Corning, Inc.* (Building Materials)	1,086	42,821
Owens-Illinois, Inc.* (Packaging & Containers)	1,629	43,413
PACCAR, Inc. (Auto Manufacturers)	3,439	173,876
Packaging Corp. of America (Packaging & Containers)	905	40,607
Pall Corp. (Miscellaneous Manufacturing)	1,086	74,250
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,448	132,608
Paychex, Inc. (Commercial Services)	3,258	114,258
Pentair, Ltd. (Miscellaneous Manufacturing)	1,991	105,025
PerkinElmer, Inc. (Electronics)	1,086	36,533
PHH Corp.* (Commercial Services)	543	11,924
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,448	274,570
Quanta Services, Inc.* (Commercial Services)	2,172	62,076
R.R. Donnelley & Sons Co. (Commercial Services)	1,810	21,811
Raytheon Co. (Aerospace/Defense)	3,258	191,538
Regal-Beloit Corp. (Hand/Machine Tools)	362	29,525
Republic Services, Inc. (Environmental Control)	2,896	95,568
Robert Half International, Inc. (Commercial Services)	1,448	54,343
Rock-Tenn Co. - Class A (Packaging & Containers)	724	67,180
Rockwell Automation, Inc. (Machinery - Diversified)	1,448	125,035
Rockwell Collins, Inc. (Aerospace/Defense)	1,267	79,973
Roper Industries, Inc. (Machinery - Diversified)	905	115,216
Ryder System, Inc. (Transportation)	543	32,444
Sealed Air Corp. (Packaging & Containers)	1,991	48,003

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sherwin-Williams Co. (Chemicals)	905	$152,845
Silgan Holdings, Inc. (Packaging & Containers)	362	17,105
Simpson Manufacturing Co., Inc. (Building Materials)	362	11,081
Smith Corp. (Miscellaneous Manufacturing)	362	26,632
Sonoco Products Co. (Packaging & Containers)	1,086	37,999
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	1,086	20,623
SPX Corp. (Miscellaneous Manufacturing)	543	42,875
Stericycle, Inc.* (Environmental Control)	905	96,093
TE Connectivity, Ltd. (Electronics)	4,163	174,555
Teekay Shipping Corp. (Transportation)	362	13,018
Teledyne Technologies, Inc.* (Aerospace/Defense)	362	28,395
Terex Corp.* (Machinery - Construction & Mining)	1,086	37,380
Tetra Tech, Inc.* (Environmental Control)	724	22,075
Texas Industries, Inc.* (Building Materials)	181	11,423
Textron, Inc. (Miscellaneous Manufacturing)	2,715	80,934
The ADT Corp. (Commercial Services)	2,353	115,155
The Brink’s Co. (Miscellaneous Manufacturing)	543	15,345
The Corporate Executive Board Co. (Commercial Services)	362	21,054
The Timken Co. (Metal Fabricate/Hardware)	724	40,964
The Valspar Corp. (Chemicals)	905	56,336
Toro Co. (Housewares)	543	25,000
Total System Services, Inc. (Commercial Services)	1,629	40,367
Towers Watson & Co. - Class A (Commercial Services)	543	37,641
TransDigm Group, Inc. (Aerospace/Defense)	362	55,357
Trimble Navigation, Ltd.* (Electronics)	2,534	75,919
Trinity Industries, Inc. (Miscellaneous Manufacturing)	724	32,819
Triumph Group, Inc. (Aerospace/Defense)	543	42,626
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,706	150,592
Union Pacific Corp. (Transportation)	4,706	670,182
United Parcel Service, Inc. - Class B (Transportation)	7,059	606,368
United Rentals, Inc.* (Commercial Services)	905	49,748
United Stationers, Inc. (Distribution/Wholesale)	362	13,991
United Technologies Corp. (Aerospace/Defense)	8,326	777,898
Universal Display Corp.* (Electrical Components & Equipment)	362	10,639
URS Corp. (Engineering & Construction)	724	34,325
USG Corp.* (Building Materials)	905	23,928
UTI Worldwide, Inc. (Transportation)	1,086	15,725
Valmont Industries, Inc. (Metal Fabricate/Hardware)	181	28,466
Veeco Instruments, Inc.* (Semiconductors)	362	13,875
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,448	89,241
Vishay Intertechnology, Inc.* (Electronics)	1,267	17,244
Vulcan Materials Co. (Mining)	1,267	65,504
W.W. Grainger, Inc. (Distribution/Wholesale)	543	122,164
Wabtec Corp. (Machinery - Diversified)	543	55,446
Waste Connections, Inc. (Environmental Control)	1,267	45,587
Waste Management, Inc. (Environmental Control)	4,344	170,328
Watsco, Inc. (Distribution/Wholesale)	362	30,473
Werner Enterprises, Inc. (Transportation)	362	8,739
WESCO International, Inc.* (Distribution/Wholesale)	362	26,285
WEX, Inc.* (Commercial Services)	362	28,417
Woodward, Inc. (Electronics)	543	21,589
World Fuel Services Corp. (Retail)	724	28,757
Xylem, Inc. (Machinery - Diversified)	1,810	49,884
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	543	25,592
TOTAL COMMON STOCKS (Cost $13,698,759)		20,870,717

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $13,795,759) - 101.4%		20,967,717
Net other assets (liabilities) - (1.4)%		(287,638)

NET ASSETS - 100.0%		$20,680,079

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Aerospace/Defense	$2,682,078	13.0%
Auto Manufacturers	237,358	1.1%
Building Materials	380,860	1.8%
Chemicals	460,565	2.2%
Commercial Services	1,406,113	7.0%
Computers	523,090	2.5%
Distribution/Wholesale	332,329	1.6%
Diversified Financial Services	21,228	0.1%
Electric	45,232	0.2%
Electrical Components & Equipment	1,010,989	5.0%
Electronics	934,402	4.4%
Energy - Alternate Sources	25,530	0.1%
Engineering & Construction	362,737	1.8%
Environmental Control	479,156	2.3%
Forest Products & Paper	65,703	0.3%
Hand/Machine Tools	106,823	0.5%
Housewares	25,000	0.1%
Internet	127,467	0.6%
IT Services	41,632	0.2%
Machinery - Construction & Mining	668,715	3.2%
Machinery - Diversified	1,295,877	6.3%
Media	16,382	0.1%
Metal Fabricate/Hardware	363,291	1.8%
Mining	65,504	0.3%
Miscellaneous Manufacturing	5,493,098	26.6%
Packaging & Containers	446,695	2.3%
Retail	96,484	0.4%
Semiconductors	13,875	0.1%
Shipbuilding	28,958	0.1%
Software	257,492	1.2%
Telecommunications	91,315	0.4%
Textiles	47,925	0.2%
Transportation	2,688,594	13.0%
Trucking & Leasing	28,220	0.1%
Other**	(190,638)	(0.9)%
Total	$20,680,079	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Akamai Technologies, Inc.* (Internet)	6,612	$233,337
Allscripts Healthcare Solutions, Inc.* (Software)	12,470	169,467
Amazon.com, Inc.* (Internet)	2,610	695,539
Concur Technologies, Inc.* (Software)	2,552	175,220
Cornerstone OnDemand, Inc.* (Software)	3,306	112,735
DealerTrack Holdings, Inc.* (Internet)	4,234	124,395
Digital River, Inc.* (Internet)	5,858	82,832
E*TRADE Financial Corp.* (Diversified Financial Services)	17,168	183,869
EarthLink, Inc. (Internet)	15,892	86,135
eBay, Inc.* (Internet)	11,252	610,083
Ebix, Inc. (Software)	5,452	88,431
Equinix, Inc.* (Internet)	1,392	301,104
Expedia, Inc. (Internet)	3,654	219,277
Facebook, Inc. - Class A* (Internet)	12,238	313,048
Google, Inc. - Class A* (Internet)	1,102	875,020
Groupon, Inc.* (Internet)	24,476	149,793
IAC/InterActiveCorp (Internet)	4,292	191,767
j2 Global, Inc. (Computers)	3,712	145,548
Juniper Networks, Inc.* (Telecommunications)	14,268	264,529
LinkedIn Corp. - Class A* (Internet)	1,798	316,555
Monster Worldwide, Inc.* (Commercial Services)	17,864	90,570
Netflix, Inc.* (Internet)	1,624	307,602
NETGEAR, Inc.* (Telecommunications)	3,654	122,446
NetSuite, Inc.* (Software)	2,030	162,522
OpenTable, Inc.* (Internet)	2,146	135,155
Priceline.com, Inc.* (Internet)	696	478,799
Rackspace Hosting, Inc.* (Internet)	4,234	213,732
Salesforce.com, Inc.* (Software)	2,262	404,514
Sapient Corp.* (Internet)	10,498	127,971
Sonus Networks, Inc.* (Telecommunications)	40,136	103,952
TD Ameritrade Holding Corp. (Diversified Financial Services)	10,440	215,273
Tibco Software, Inc.* (Internet)	8,236	166,532
TripAdvisor, Inc.* (Internet)	4,524	237,600
United Online, Inc. (Internet)	14,964	90,233
ValueClick, Inc.* (Internet)	5,394	159,393
VeriSign, Inc.* (Internet)	5,452	257,771
VirnetX Holding Corp.* (Internet)	3,828	73,383
Vocus, Inc.* (Internet)	5,046	71,401
Websense, Inc.* (Internet)	5,858	87,870
Yahoo!, Inc.* (Internet)	17,574	413,516
TOTAL COMMON STOCKS (Cost $5,807,195)		9,258,919

	Principal Amount	Value
Repurchase Agreements(a) (1.2%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $110,000	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000
TOTAL INVESTMENT SECURITIES (Cost $5,917,195) - 101.2%		9,368,919
Net other assets (liabilities) - (1.2)%		(115,335)

NET ASSETS - 100.0%		$9,253,584

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Commercial Services	$90,570	1.0%
Computers	145,548	1.6%
Diversified Financial Services	399,142	4.3%
Internet	7,019,843	75.8%
Software	1,112,889	12.0%
Telecommunications	490,927	5.3%
Other**	(5,335)	NM
Total	$9,253,584	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anadarko Petroleum Corp. (Oil & Gas)	17,952	$1,569,902
Apache Corp. (Oil & Gas)	13,992	1,079,623
Atwood Oceanics, Inc.* (Oil & Gas)	2,112	110,964
Baker Hughes, Inc. (Oil & Gas Services)	15,840	735,134
Berry Petroleum Co. - Class A (Oil & Gas)	1,584	73,323
Bristow Group, Inc. (Transportation)	1,320	87,041
Cabot Oil & Gas Corp. (Oil & Gas)	7,392	499,773
Cameron International Corp.* (Oil & Gas Services)	8,976	585,235
CARBO Ceramics, Inc. (Oil & Gas Services)	792	72,127
Chart Industries, Inc.* (Machinery - Diversified)	1,056	84,491
Cheniere Energy, Inc.* (Oil & Gas)	7,920	221,760
Chesapeake Energy Corp. (Oil & Gas)	18,744	382,565
Chevron Corp. (Oil & Gas)	69,432	8,249,910
Cimarex Energy Co. (Oil & Gas)	3,168	238,994
Cobalt International Energy, Inc.* (Oil & Gas)	6,336	178,675
Concho Resources, Inc.* (Oil & Gas)	3,696	360,101
ConocoPhillips (Oil & Gas)	43,560	2,617,956
Continental Resources, Inc.* (Oil & Gas)	2,112	183,596
Core Laboratories N.V. (Oil & Gas Services)	1,584	218,465
Denbury Resources, Inc.* (Oil & Gas)	13,464	251,104
Devon Energy Corp. (Oil & Gas)	13,464	759,639
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,376	165,275
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,640	162,782
Dril-Quip, Inc.* (Oil & Gas Services)	1,320	115,064
Energen Corp. (Oil & Gas)	2,640	137,306
Ensco PLC - Class AADR (Oil & Gas)	8,184	491,040
EOG Resources, Inc. (Oil & Gas)	9,768	1,250,988
EQT Corp. (Oil & Gas)	5,280	357,721
EXCO Resources, Inc. (Oil & Gas)	5,280	37,646
Exterran Holdings, Inc.* (Oil & Gas Services)	2,376	64,152
Exxon Mobil Corp. (Oil & Gas)	160,248	14,439,948
First Solar, Inc.* (Energy - Alternate Sources)	2,112	56,940
FMC Technologies, Inc.* (Oil & Gas Services)	8,448	459,487
Gulfport Energy Corp.* (Oil & Gas)	2,376	108,892
Halliburton Co. (Oil & Gas Services)	33,264	1,344,198
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,432	78,524
Helmerich & Payne, Inc. (Oil & Gas)	3,696	224,347
Hess Corp. (Oil & Gas)	10,560	756,202
HollyFrontier Corp. (Oil & Gas)	7,392	380,318
Key Energy Services, Inc.* (Oil & Gas Services)	5,544	44,796
Kinder Morgan, Inc. (Pipelines)	22,704	878,191
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,504	86,391
Lufkin Industries, Inc. (Oil & Gas Services)	1,320	87,635
Marathon Oil Corp. (Oil & Gas)	25,344	854,600
Marathon Petroleum Corp. (Oil & Gas)	11,880	1,064,448
McDermott International, Inc.* (Engineering & Construction)	8,448	92,843
McMoRan Exploration Co.* (Oil & Gas)	3,696	60,430
Murphy Oil Corp. (Oil & Gas)	6,600	420,618
Nabors Industries, Ltd. (Oil & Gas)	10,296	167,001
National Oilwell Varco, Inc. (Oil & Gas Services)	15,312	1,083,324
Newfield Exploration Co.* (Oil & Gas)	4,752	106,540
Noble Corp. (Oil & Gas)	8,976	342,434
Noble Energy, Inc. (Oil & Gas)	6,336	732,822
Oasis Petroleum, Inc.* (Oil & Gas)	2,640	100,505
Occidental Petroleum Corp. (Oil & Gas)	28,776	2,255,175
Oceaneering International, Inc. (Oil & Gas Services)	3,960	262,984
OGE Energy Corp. (Electric)	3,432	240,171
Oil States International, Inc.* (Oil & Gas Services)	1,848	150,741
Patterson-UTI Energy, Inc. (Oil & Gas)	5,280	125,875
Phillips 66 (Oil & Gas)	22,176	1,551,655
Pioneer Natural Resources Co. (Oil & Gas)	4,752	590,436
Plains Exploration & Production Co.* (Oil & Gas)	4,488	213,045
QEP Resources, Inc. (Oil & Gas)	6,336	201,738
Range Resources Corp. (Oil & Gas)	5,808	470,680
Rosetta Resources, Inc.* (Oil & Gas)	1,848	87,928
Rowan Cos. PLC - Class A* (Oil & Gas)	4,488	158,696
SandRidge Energy, Inc.* (Oil & Gas)	12,408	65,390
Schlumberger, Ltd. (Oil & Gas Services)	47,520	3,558,773
SEACOR SMIT, Inc. (Oil & Gas Services)	792	58,355
SemGroup Corp. - Class A* (Pipelines)	1,584	81,924
SM Energy Co. (Oil & Gas)	2,376	140,707
Southwestern Energy Co.* (Oil & Gas)	12,672	472,159
Superior Energy Services, Inc.* (Oil & Gas Services)	5,945	154,392
Tesoro Petroleum Corp. (Oil & Gas)	5,016	293,687
The Williams Cos., Inc. (Pipelines)	24,288	909,828
Tidewater, Inc. (Transportation)	1,848	93,324
Transocean, Ltd.* (Oil & Gas)	12,936	672,155
Ultra Petroleum Corp.* (Oil & Gas)	5,544	111,434
Unit Corp.* (Oil & Gas)	1,584	72,151
Valero Energy Corp. (Oil & Gas)	19,800	900,702
Weatherford International, Ltd.* (Oil & Gas Services)	27,456	333,316
Western Refining, Inc. (Oil & Gas)	2,112	74,786
Whiting Petroleum Corp.* (Oil & Gas)	4,224	214,748
WPX Energy, Inc.* (Oil & Gas)	7,128	114,191
TOTAL COMMON STOCKS (Cost $21,008,655)		59,944,932
TOTAL INVESTMENT SECURITIES (Cost $21,008,655) - 100.0%		59,944,932
Net other assets (liabilities) - NM		25,680

NET ASSETS - 100.0%		$59,970,612

*                                         Non-income producing security

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Electric	$240,171	0.4%
Energy - Alternate Sources	56,940	0.1%
Engineering & Construction	92,843	0.2%
Machinery - Diversified	84,491	0.1%
Oil & Gas	47,850,695	79.8%
Oil & Gas Services	9,569,484	16.0%
Pipelines	1,869,943	3.1%
Transportation	180,365	0.3%
Other**	25,680	NM
Total	$59,970,612	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (61.4%)
Abbott Laboratories (Pharmaceuticals)	18,415	$650,418
Actavis, Inc.* (Pharmaceuticals)	1,524	140,376
Alkermes PLC* (Pharmaceuticals)	1,524	36,134
Allergan, Inc. (Pharmaceuticals)	3,556	396,956
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,159	39,056
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,177	789,901
Eli Lilly & Co. (Pharmaceuticals)	11,684	663,534
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,397	42,972
Forest Laboratories, Inc.* (Pharmaceuticals)	2,794	106,284
Hospira, Inc.* (Healthcare - Products)	1,905	62,541
Impax Laboratories, Inc.* (Pharmaceuticals)	762	11,765
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	635	35,503
Johnson & Johnson (Healthcare - Products)	32,639	2,661,058
Merck & Co., Inc. (Pharmaceuticals)	35,306	1,561,584
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,572	132,314
Perrigo Co. (Pharmaceuticals)	1,016	120,630
Pfizer, Inc. (Pharmaceuticals)	84,074	2,426,375
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	635	20,663
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	635	32,499
Theravance, Inc.* (Pharmaceuticals)	762	17,998
ViroPharma, Inc.* (Pharmaceuticals)	762	19,172
VIVUS, Inc.* (Pharmaceuticals)	1,143	12,573
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,032	27,534
Zoetis, Inc.* (Pharmaceuticals)	1,016	33,934
TOTAL COMMON STOCKS (Cost $6,034,505)		10,041,774
TOTAL INVESTMENT SECURITIES (Cost $6,034,505) - 61.4%		10,041,774
Net other assets (liabilities) - 38.6%		6,300,800

NET ASSETS - 100.0%		$16,342,574

*                                         Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$6,299,244	$(756)

ProFund VP Pharmaceuticals invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Biotechnology	$39,056	0.2%
Healthcare - Products	2,723,599	16.7%
Pharmaceuticals	7,279,119	44.5%
Other**	6,300,800	38.6%
Total	$16,342,574	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (19.9%)
U.S. Treasury Bills, 0.00%, 4/11/13	$11,195,000	$11,195,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,195,000)		11,195,000

Repurchase Agreements(a)(b) (79.5%)

Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $44,776,109	44,776,000	44,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,776,000)		44,776,000
TOTAL INVESTMENT SECURITIES (Cost $55,971,000) - 99.4%		55,971,000
Net other assets (liabilities) - 0.6%		363,933

NET ASSETS - 100.0%		$56,334,933

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $2,342,000 and $9,365,000, respectively.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$28,238,398	$381,251
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	28,083,584	379,449
		$760,700

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
Alexander & Baldwin, Inc.* (Real Estate)	1,680	$60,060
Alexandria Real Estate Equities, Inc. (REIT)	2,520	178,870
American Campus Communities, Inc. (REIT)	4,080	184,987
American Capital Agency Corp. (REIT)	15,480	507,434
American Tower Corp. (REIT)	15,600	1,199,952
Annaly Mortgage Management, Inc. (REIT)	38,520	612,083
Apartment Investment and Management Co. - Class A (REIT)	5,760	176,602
ARMOUR Residential REIT, Inc. (REIT)	14,760	96,383
AvalonBay Communities, Inc. (REIT)	4,440	562,415
BioMed Realty Trust, Inc. (REIT)	6,720	145,152
Boston Properties, Inc. (REIT)	6,000	606,360
Brandywine Realty Trust (REIT)	5,640	83,754
BRE Properties, Inc. - Class A (REIT)	3,000	146,040
Camden Property Trust (REIT)	3,360	230,765
CBL & Associates Properties, Inc. (REIT)	6,360	150,096
CBRE Group, Inc. - Class A* (Real Estate)	12,000	303,000
Chimera Investment Corp. (REIT)	40,560	129,386
Colonial Properties Trust (REIT)	3,240	73,256
CommonWealth REIT (REIT)	4,681	105,036
Corporate Office Properties Trust (REIT)	3,360	89,645
Corrections Corp. of America (Commercial Services)	3,960	154,717
CYS Investments, Inc. (REIT)	6,960	81,710
DCT Industrial Trust, Inc. (REIT)	11,040	81,696
DDR Corp. (REIT)	9,720	169,322
DiamondRock Hospitality Co. (REIT)	7,680	71,501
Digital Realty Trust, Inc. (REIT)	4,920	329,197
Douglas Emmett, Inc. (REIT)	5,160	128,639
Duke Realty Corp. (REIT)	12,720	215,986
DuPont Fabros Technology, Inc. (REIT)	2,640	64,073
EastGroup Properties, Inc. (REIT)	1,200	69,840
EPR Properties (REIT)	1,800	93,690
Equity Lifestyle Properties, Inc. (REIT)	1,560	119,808
Equity Residential (REIT)	12,600	693,756
Essex Property Trust, Inc. (REIT)	1,440	216,835
Extra Space Storage, Inc. (REIT)	4,080	160,222
Federal Realty Investment Trust (REIT)	2,520	272,261
Forest City Enterprises, Inc. - Class A* (Real Estate)	5,520	98,090
Franklin Street Properties Corp. (REIT)	2,880	42,106
General Growth Properties, Inc. (REIT)	17,760	353,069
Hatteras Financial Corp. (REIT)	3,840	105,331
HCP, Inc. (REIT)	17,880	891,497
Health Care REIT, Inc. (REIT)	10,320	700,831
Healthcare Realty Trust, Inc. (REIT)	3,480	98,797
Highwoods Properties, Inc. (REIT)	3,120	123,458
Home Properties, Inc. (REIT)	2,040	129,377
Hospitality Properties Trust (REIT)	5,520	151,469
Host Hotels & Resorts, Inc. (REIT)	28,680	501,613
Invesco Mortgage Capital, Inc. (REIT)	5,160	110,372
Jones Lang LaSalle, Inc. (Real Estate)	1,680	167,009
Kilroy Realty Corp. (REIT)	3,000	157,200
Kimco Realty Corp. (REIT)	16,080	360,192
LaSalle Hotel Properties (REIT)	3,720	94,414
Lexington Realty Trust (REIT)	7,080	83,544
Liberty Property Trust (REIT)	4,680	186,030
Mack-Cali Realty Corp. (REIT)	3,240	92,696
Medical Properties Trust, Inc. (REIT)	5,880	94,315
MFA Financial, Inc. (REIT)	14,160	131,971
Mid-America Apartment Communities, Inc. (REIT)	1,680	116,021
National Retail Properties, Inc. (REIT)	4,560	164,935
OMEGA Healthcare Investors, Inc. (REIT)	4,440	134,798
Piedmont Office Realty Trust, Inc. - Class A (REIT)	6,600	129,294
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,360	331,992
Post Properties, Inc. (REIT)	2,160	101,736
Potlatch Corp. (REIT)	1,560	71,542
Prologis, Inc. (REIT)	18,240	729,235
Public Storage, Inc. (REIT)	5,640	859,085
Rayonier, Inc. (REIT)	4,920	293,576
Realogy Holdings Corp.* (REIT)	1,800	87,912
Realty Income Corp. (REIT)	7,680	348,288
Redwood Trust, Inc. (REIT)	3,240	75,103
Regency Centers Corp. (REIT)	3,600	190,476
RLJ Lodging Trust (REIT)	4,800	109,248
Ryman Hospitality Properties, Inc. (Lodging)	2,040	93,330
Senior Housing Properties Trust (REIT)	7,440	199,615
Silver Bay Realty Trust Corp. (REIT)	1	11
Simon Property Group, Inc. (REIT)	12,360	1,959,802
SL Green Realty Corp. (REIT)	3,600	309,996
Sovran Self Storage, Inc. (REIT)	1,200	77,388
St. Joe Co.* (Real Estate)	3,600	76,500
Starwood Property Trust, Inc. (REIT)	5,280	146,573
Sunstone Hotel Investors, Inc.* (REIT)	6,240	76,814
Tanger Factory Outlet Centers, Inc. (REIT)	3,720	134,590
Taubman Centers, Inc. (REIT)	2,520	195,703
The Geo Group, Inc. (Commercial Services)	2,760	103,831
The Howard Hughes Corp.* (Real Estate)	1,080	90,515
The Macerich Co. (REIT)	5,400	347,652
Two Harbors Investment Corp. (REIT)	13,680	172,505
UDR, Inc. (REIT)	9,840	238,030
Ventas, Inc. (REIT)	11,520	843,264
Vornado Realty Trust (REIT)	6,720	562,061
Washington REIT (REIT)	2,640	73,498
Weingarten Realty Investors (REIT)	4,440	140,082
Weyerhaeuser Co. (REIT)	21,480	674,042
WP Carey, Inc. (Real Estate)	2,280	153,672
TOTAL COMMON STOCKS (Cost $12,230,840)		23,650,625
TOTAL INVESTMENT SECURITIES (Cost $12,230,840) - 100.6%		23,650,625
Net other assets (liabilities) - (0.6)%		(137,086)

NET ASSETS - 100.0%		$23,513,539

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Real Estate invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Commercial Services	$258,548	1.1%
Forest Products & Paper	331,992	1.4%
Lodging	93,330	0.4%
Real Estate	948,846	4.0%
REIT	22,017,909	93.7%
Other**	(137,086)	(0.6)%
Total	$23,513,539	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (71.3%)
Advanced Micro Devices, Inc.* (Semiconductors)	5,454	$13,908
Altera Corp. (Semiconductors)	2,828	100,309
Analog Devices, Inc. (Semiconductors)	2,727	126,778
Applied Materials, Inc. (Semiconductors)	10,807	145,678
Atmel Corp.* (Semiconductors)	3,939	27,415
Broadcom Corp. - Class A (Semiconductors)	4,747	164,578
Cavium, Inc.* (Semiconductors)	404	15,679
Cirrus Logic, Inc.* (Semiconductors)	606	13,787
Cree, Inc.* (Semiconductors)	1,010	55,257
Cymer, Inc.* (Electronics)	303	29,118
Cypress Semiconductor Corp. (Semiconductors)	1,212	13,368
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,111	15,710
Hittite Microwave Corp.* (Semiconductors)	202	12,233
Integrated Device Technology, Inc.* (Semiconductors)	1,313	9,808
Intel Corp. (Semiconductors)	44,541	973,222
InterDigital, Inc. (Telecommunications)	404	19,323
International Rectifier Corp.* (Semiconductors)	606	12,817
Intersil Corp. - Class A (Semiconductors)	1,111	9,677
KLA-Tencor Corp. (Semiconductors)	1,515	79,901
Lam Research Corp.* (Semiconductors)	1,414	58,624
Linear Technology Corp. (Semiconductors)	2,121	81,383
LSI Logic Corp.* (Semiconductors)	4,949	33,554
Marvell Technology Group, Ltd. (Semiconductors)	4,141	43,812
Maxim Integrated Products, Inc. (Semiconductors)	2,626	85,739
Microchip Technology, Inc. (Semiconductors)	1,717	63,117
Micron Technology, Inc.* (Semiconductors)	9,191	91,726
Microsemi Corp.* (Semiconductors)	808	18,721
NVIDIA Corp. (Semiconductors)	5,656	72,510
ON Semiconductor Corp.* (Semiconductors)	4,040	33,451
PMC-Sierra, Inc.* (Semiconductors)	1,818	12,344
RF Micro Devices, Inc.* (Telecommunications)	2,525	13,433
SanDisk Corp.* (Computers)	2,222	122,210
Semtech Corp.* (Semiconductors)	606	21,446
Silicon Laboratories, Inc.* (Semiconductors)	303	12,532
Skyworks Solutions, Inc.* (Semiconductors)	1,717	37,826
Teradyne, Inc.* (Semiconductors)	1,717	27,850
Texas Instruments, Inc. (Semiconductors)	9,898	351,182
Xilinx, Inc. (Semiconductors)	2,323	88,669
TOTAL COMMON STOCKS (Cost $2,555,876)		3,108,695
TOTAL INVESTMENT SECURITIES (Cost $2,555,876) - 71.3%		3,108,695
Net other assets (liabilities) - 28.7%		1,249,853

NET ASSETS - 100.0%		$4,358,548

*                                         Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,249,850	$(150)

ProFund VP Semiconductor invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Computers	$122,210	2.8%
Electronics	29,118	0.7%
Semiconductors	2,924,611	67.0%
Telecommunications	32,756	0.8%
Other**	1,249,853	28.7%
Total	$4,358,548	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3D Systems Corp.* (Computers)	370	$11,929
ACI Worldwide, Inc.* (Software)	185	9,039
Acme Packet, Inc.* (Telecommunications)	185	5,406
Adobe Systems, Inc.* (Software)	2,220	96,592
ADTRAN, Inc. (Telecommunications)	185	3,635
Advanced Micro Devices, Inc.* (Semiconductors)	2,590	6,605
Akamai Technologies, Inc.* (Internet)	740	26,115
Allscripts Healthcare Solutions, Inc.* (Software)	740	10,057
Altera Corp. (Semiconductors)	1,295	45,934
Amdocs, Ltd. (Telecommunications)	740	26,825
Analog Devices, Inc. (Semiconductors)	1,295	60,205
ANSYS, Inc.* (Software)	370	30,125
AOL, Inc. (Internet)	370	14,241
Apple Computer, Inc. (Computers)	4,070	1,801,505
Applied Materials, Inc. (Semiconductors)	5,180	69,825
Arris Group, Inc.* (Telecommunications)	555	9,529
Aruba Networks, Inc.* (Telecommunications)	370	9,154
Aspen Technology, Inc.* (Software)	370	11,947
athenahealth, Inc.* (Software)	185	17,952
Atmel Corp.* (Semiconductors)	1,850	12,876
Autodesk, Inc.* (Software)	925	38,147
BMC Software, Inc.* (Software)	555	25,713
Broadcom Corp. - Class A (Semiconductors)	2,220	76,966
Brocade Communications Systems, Inc.* (Computers)	2,035	11,742
CA, Inc. (Software)	1,480	37,252
CACI International, Inc. - Class A* (Computers)	185	10,706
Cadence Design Systems, Inc.* (Computers)	1,295	18,039
Cavium, Inc.* (Semiconductors)	185	7,180
Cerner Corp.* (Software)	555	52,586
Ciena Corp.* (Telecommunications)	370	5,924
Cirrus Logic, Inc.* (Semiconductors)	185	4,209
Cisco Systems, Inc. (Telecommunications)	22,755	475,807
Citrix Systems, Inc.* (Software)	740	53,398
Cognizant Technology Solutions Corp.* (Computers)	1,295	99,210
CommVault Systems, Inc.* (Software)	185	15,166
Computer Sciences Corp. (Computers)	740	36,430
Compuware Corp.* (Software)	925	11,563
Concur Technologies, Inc.* (Software)	185	12,702
Corning, Inc. (Telecommunications)	6,290	83,846
Cree, Inc.* (Semiconductors)	555	30,364
Cymer, Inc.* (Electronics)	185	17,778
Cypress Semiconductor Corp. (Semiconductors)	555	6,122
Dell, Inc. (Computers)	6,290	90,136
Diebold, Inc. (Computers)	185	5,609
DST Systems, Inc. (Computers)	185	13,185
Electronics for Imaging, Inc.* (Computers)	185	4,692
EMC Corp.* (Computers)	9,065	216,563
Equinix, Inc.* (Internet)	185	40,017
F5 Networks, Inc.* (Internet)	370	32,960
Facebook, Inc. - Class A* (Internet)	2,405	61,520
Fair Isaac Corp. (Software)	185	8,453
Fairchild Semiconductor International, Inc.* (Semiconductors)	555	7,848
Finisar Corp.* (Telecommunications)	370	4,880
Fortinet, Inc.* (Computers)	555	13,142
Fusion-IO, Inc.* (Computer Storage & Peripherals)	370	6,057
Garmin, Ltd. (Electronics)	555	18,337
Gartner Group, Inc.* (Commercial Services)	370	20,132
Google, Inc. - Class A* (Internet)	1,110	881,373
Harris Corp. (Telecommunications)	555	25,719
Hewlett-Packard Co. (Computers)	8,325	198,468
Hittite Microwave Corp.* (Semiconductors)	185	11,204
IAC/InterActiveCorp (Internet)	370	16,532
Informatica Corp.* (Software)	370	12,754
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	555	10,922
Integrated Device Technology, Inc.* (Semiconductors)	555	4,146
Intel Corp. (Semiconductors)	21,090	460,816
InterDigital, Inc. (Telecommunications)	185	8,849
International Business Machines Corp. (Computers)	4,440	947,052
International Rectifier Corp.* (Semiconductors)	370	7,826
Intersil Corp. - Class A (Semiconductors)	555	4,834
Intuit, Inc. (Software)	1,110	72,872
j2 Global, Inc. (Computers)	185	7,254
JDS Uniphase Corp.* (Telecommunications)	925	12,367
Juniper Networks, Inc.* (Telecommunications)	2,220	41,159
KLA-Tencor Corp. (Semiconductors)	740	39,028
Lam Research Corp.* (Semiconductors)	740	30,680
Lexmark International, Inc. - Class A (Computers)	185	4,884
Linear Technology Corp. (Semiconductors)	925	35,492
LSI Logic Corp.* (Semiconductors)	2,405	16,306
Marvell Technology Group, Ltd. (Semiconductors)	2,035	21,530
Maxim Integrated Products, Inc. (Semiconductors)	1,295	42,282
Mentor Graphics Corp. (Computers)	370	6,679
Microchip Technology, Inc. (Semiconductors)	925	34,003
Micron Technology, Inc.* (Semiconductors)	4,440	44,311
Micros Systems, Inc.* (Computers)	370	16,839
Microsemi Corp.* (Semiconductors)	370	8,573
Microsoft Corp. (Software)	32,190	920,955
Motorola Solutions, Inc. (Telecommunications)	1,110	71,074
NCR Corp.* (Computers)	740	20,394
NetApp, Inc.* (Computers)	1,480	50,557
NetSuite, Inc.* (Software)	185	14,811
Nuance Communications, Inc.* (Software)	1,110	22,400
NVIDIA Corp. (Semiconductors)	2,590	33,204
ON Semiconductor Corp.* (Semiconductors)	1,850	15,318
Oracle Corp. (Software)	15,725	508,546
Pitney Bowes, Inc. (Office/Business Equipment)	925	13,745

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plantronics, Inc. (Telecommunications)	185	$8,175
PMC-Sierra, Inc.* (Semiconductors)	925	6,281
Polycom, Inc.* (Telecommunications)	740	8,199
Progress Software Corp.* (Software)	185	4,214
PTC, Inc.* (Software)	555	14,147
QLIK Technologies, Inc.* (Software)	370	9,557
QLogic Corp.* (Semiconductors)	370	4,292
Qualcomm, Inc. (Telecommunications)	7,400	495,430
Rackspace Hosting, Inc.* (Internet)	555	28,016
Red Hat, Inc.* (Software)	740	37,414
RF Micro Devices, Inc.* (Telecommunications)	1,110	5,905
Riverbed Technology, Inc.* (Computers)	740	11,033
Rovi Corp.* (Semiconductors)	370	7,922
SAIC, Inc. (Commercial Services)	1,295	17,547
Salesforce.com, Inc.* (Software)	555	99,251
SanDisk Corp.* (Computers)	1,110	61,050
Seagate Technology PLC (Computers)	1,295	47,345
Semtech Corp.* (Semiconductors)	370	13,094
Silicon Laboratories, Inc.* (Semiconductors)	185	7,652
Skyworks Solutions, Inc.* (Semiconductors)	740	16,302
Solarwinds, Inc.* (Software)	185	10,934
Solera Holdings, Inc. (Software)	370	21,582
Symantec Corp.* (Internet)	2,960	73,053
Synaptics, Inc.* (Computers)	185	7,528
Synopsys, Inc.* (Computers)	740	26,551
Tech Data Corp.* (Electronics)	185	8,438
Teradata Corp.* (Computers)	740	43,297
Teradyne, Inc.* (Semiconductors)	740	12,003
Texas Instruments, Inc. (Semiconductors)	4,625	164,094
The Ultimate Software Group, Inc.* (Software)	185	19,270
Tibco Software, Inc.* (Internet)	740	14,963
Unisys Corp.* (Computers)	185	4,209
VeriFone Systems, Inc.* (Software)	370	7,652
VeriSign, Inc.* (Internet)	740	34,987
ViaSat, Inc.* (Telecommunications)	185	8,961
VMware, Inc. - Class A* (Software)	370	29,186
Western Digital Corp. (Computers)	925	46,509
Xerox Corp. (Office/Business Equipment)	5,180	44,548
Xilinx, Inc. (Semiconductors)	1,110	42,369
Yahoo!, Inc.* (Internet)	4,070	95,767
TOTAL COMMON STOCKS (Cost $3,103,138)		10,268,362

	Principal Amount	Value
Repurchase Agreements(a) (1.2%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $125,000	$125,000	$125,000
TOTAL REPURCHASE AGREEMENTS (Cost $125,000)		125,000
TOTAL INVESTMENT SECURITIES (Cost $3,228,138) - 101.5%		10,393,362
Net other assets (liabilities) - (1.5)%		(153,584)

NET ASSETS - 100.0%		$10,239,778

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Commercial Services	$37,679	0.4%
Computer Storage & Peripherals	6,057	0.1%
Computers	3,832,537	37.5%
Distribution/Wholesale	10,922	0.1%
Electronics	44,553	0.5%
Internet	1,319,544	12.8%
Office/Business Equipment	58,293	0.6%
Semiconductors	1,411,696	13.8%
Software	2,236,237	21.8%
Telecommunications	1,310,844	12.7%
Other**	(28,584)	(0.3)%
Total	$10,239,778	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (47.1%)
AT&T, Inc. (Telecommunications)	86,848	$3,186,452
CenturyLink, Inc. (Telecommunications)	9,936	349,052
Crown Castle International Corp.* (Telecommunications)	4,600	320,344
Frontier Communications Corp. (Telecommunications)	15,824	62,980
Leucadia National Corp. (Holding Companies - Diversified)	4,600	126,178
Level 3 Communications, Inc.* (Telecommunications)	2,576	52,267
MetroPCS Communications, Inc.* (Telecommunications)	5,152	56,157
NII Holdings, Inc. - Class B* (Telecommunications)	2,760	11,951
SBA Communications Corp. - Class A* (Telecommunications)	2,024	145,768
Sprint Nextel Corp.* (Telecommunications)	47,656	295,944
Telephone & Data Systems, Inc. (Telecommunications)	1,656	34,892
tw telecom, Inc.* (Telecommunications)	2,392	60,254
Verizon Communications, Inc. (Telecommunications)	45,264	2,224,726
Windstream Corp. (Telecommunications)	9,384	74,603
TOTAL COMMON STOCKS (Cost $4,274,099)		7,001,568

	Principal Amount	Value
Repurchase Agreements(a) (1.0%)
Repurchase Agreements with various counterparties, rates 0.06%-0.09%, dated 3/28/13, due 4/1/13, total to be received $147,000	$147,000	$147,000
TOTAL REPURCHASE AGREEMENTS (Cost $147,000)		147,000
TOTAL INVESTMENT SECURITIES (Cost $4,421,099) - 48.1%		7,148,568
Net other assets (liabilities) - 51.9%		7,704,917

NET ASSETS - 100.0%		$14,853,485

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$7,839,059	$(941)

ProFund VP Telecommunications invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Holding Companies - Diversified	$126,178	0.8%
Telecommunications	6,875,390	46.3%
Other**	7,851,917	52.9%
Total	$14,853,485	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
AGL Resources, Inc. (Gas)	7,502	$314,709
ALLETE, Inc. (Electric)	2,387	117,011
Alliant Energy Corp. (Electric)	7,161	359,339
Ameren Corp. (Electric)	15,345	537,382
American Electric Power, Inc. (Electric)	31,031	1,509,038
American Water Works Co., Inc. (Water)	11,253	466,324
Aqua America, Inc. (Water)	8,866	278,747
Atmos Energy Corp. (Gas)	5,797	247,474
Avista Corp. (Electric)	3,751	102,777
Black Hills Corp. (Electric)	2,728	120,141
Calpine Corp.* (Electric)	24,211	498,747
CenterPoint Energy, Inc. (Gas)	27,280	653,629
Cleco Corp. (Electric)	3,751	176,410
CMS Energy Corp. (Electric)	16,709	466,849
Consolidated Edison, Inc. (Electric)	18,755	1,144,618
Dominion Resources, Inc. (Electric)	36,828	2,142,652
DTE Energy Co. (Electric)	10,912	745,726
Duke Energy Corp. (Electric)	44,671	3,242,669
Edison International (Electric)	20,801	1,046,706
El Paso Electric Co. (Electric)	2,728	91,797
Entergy Corp. (Electric)	11,253	711,640
Exelon Corp. (Electric)	54,560	1,881,229
FirstEnergy Corp. (Electric)	26,598	1,122,436
Great Plains Energy, Inc. (Electric)	9,889	229,326
Hawaiian Electric Industries, Inc. (Electric)	6,138	170,084
IDACORP, Inc. (Electric)	3,069	148,141
Integrys Energy Group, Inc. (Electric)	5,115	297,488
ITC Holdings Corp. (Electric)	3,410	304,377
National Fuel Gas Co. (Gas)	5,456	334,726
New Jersey Resources Corp. (Gas)	2,728	122,351
NextEra Energy, Inc. (Electric)	24,211	1,880,710
NiSource, Inc. (Gas)	19,778	580,287
Northeast Utilities System (Electric)	20,119	874,372
Northwest Natural Gas Co. (Gas)	1,705	74,713
NorthWestern Corp. (Electric)	2,387	95,146
NRG Energy, Inc. (Electric)	20,460	541,985
NV Energy, Inc. (Electric)	15,004	300,530
ONEOK, Inc. (Pipelines)	12,958	617,708
Pepco Holdings, Inc. (Electric)	14,663	313,788
PG&E Corp. (Electric)	27,962	1,245,148
Piedmont Natural Gas Co., Inc. (Gas)	4,774	156,969
Pinnacle West Capital Corp. (Electric)	6,820	394,810
PNM Resources, Inc. (Electric)	5,115	119,128
Portland General Electric Co. (Electric)	4,774	144,795
PPL Corp. (Electric)	37,169	1,163,761
Public Service Enterprise Group, Inc. (Electric)	32,054	1,100,734
Questar Corp. (Gas)	11,253	273,785
SCANA Corp. (Electric)	8,525	436,139
Sempra Energy (Gas)	14,322	1,144,900
South Jersey Industries, Inc. (Gas)	2,046	113,737
Southern Co. (Electric)	55,242	2,591,954
Southwest Gas Corp. (Gas)	3,069	145,655
Spectra Energy Corp. (Pipelines)	42,625	1,310,719
TECO Energy, Inc. (Electric)	12,958	230,912
The AES Corp. (Electric)	39,215	492,933
UGI Corp. (Gas)	7,161	274,911
UIL Holdings Corp. (Electric)	3,069	121,502
UNS Energy Corp. (Electric)	2,728	133,508
Vectren Corp. (Gas)	5,115	181,173
Westar Energy, Inc. (Electric)	8,184	271,545
WGL Holdings, Inc. (Gas)	3,410	150,381
Wisconsin Energy Corp. (Electric)	14,663	628,896
Xcel Energy, Inc. (Electric)	31,031	921,621
TOTAL COMMON STOCKS (Cost $20,467,968)		38,613,398
TOTAL INVESTMENT SECURITIES (Cost $20,467,968) - 100.1%		38,613,398
Net other assets (liabilities) - (0.1)%		(34,946)

NET ASSETS - 100.0%		$38,578,452

*                                         Non-income producing security

ProFund VP Utilities invested in the following industries as of March 28, 2013:

	Value	% of Net Assets
Electric	$31,170,500	80.8%
Gas	4,769,400	12.4%
Pipelines	1,928,427	5.0%
Water	745,071	1.9%
Other**	(34,946)	(0.1)%
Total	$38,578,452	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (59.3%)
U.S. Treasury Bills(a), 0.00%, 4/11/13	$5,003,000	$5,003,000
U.S. Treasury Bonds, 3.13%, 2/15/43	22,740,000	22,787,967

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,550,335)		27,790,967

Repurchase Agreements(a)(b) (42.7%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $20,011,049	20,011,000	20,011,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,011,000)		20,011,000

TOTAL INVESTMENT SECURITIES (Cost $47,561,335) - 102.0%		47,801,967
Net other assets (liabilities) - (2.0)%		(957,040)

NET ASSETS - 100.0%		$46,844,927

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Bills and Repurchase Agreements held in a segregated account were $210,000 and $840,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S.Treasury Bond, 3.13% due 2/15/43	$29,061,172	$249,419
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.13% due 2/15/43	7,114,977	67,786
		$317,205

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (20.4%)
U.S. Treasury Bills, 0.00%, 4/11/13	$4,882,000	$4,882,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,882,000)		4,882,000

Repurchase Agreements(a)(b) (81.4%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $19,526,047	19,526,000	19,526,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,526,000)		19,526,000

TOTAL INVESTMENT SECURITIES (Cost $24,408,000) - 101.8%		24,408,000
Net other assets (liabilities) - (1.8)%		(422,636)

NET ASSETS - 100.0%		$23,985,364

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $53,000 and $211,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S Treasury Bond, 3.13% due 2/15/43	$(29,161,383)	$(344,502)
Swap Agreement with Credit Suisse International, based on the 30-year U.S Treasury Bond, 3.13% due 2/15/43	(701,477)	(6,777)
		$(351,279)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations(a) (20.3%)
U.S. Treasury Bills, 0.00%, 4/11/13	$180,000	$180,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $180,000)		180,000

Repurchase Agreements(a)(b) (81.1%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $719,002	719,000	719,000

TOTAL REPURCHASE AGREEMENTS (Cost $719,000)		719,000

TOTAL INVESTMENT SECURITIES (Cost $899,000) - 101.4%		899,000
Net other assets (liabilities) - (1.4)%		(11,990)

NET ASSETS - 100.0%		$887,010

(a)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 28, 2013, the aggregate amount of U.S. Treasury Obligations and Repurchase Agreements held in a segregated account were $11,000 and $43,000, respectively.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At March 28, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	4/5/13	40,452	$60,894	$61,452	$558
Canadian Dollar vs. U.S. Dollar	4/5/13	45,596	44,213	44,888	675
Euro vs. U.S. Dollar	4/5/13	250,341	325,516	320,879	(4,637)
Japanese Yen vs. U.S. Dollar	4/5/13	5,193,417	55,521	55,182	(339)
Swedish Krona vs. U.S. Dollar	4/5/13	222,015	34,634	34,076	(558)
Swiss Franc vs. U.S. Dollar	4/5/13	21,433	22,653	22,587	(66)
Total Long Contracts			$543,431	$539,064	$(4,367)

At March 28, 2013, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	4/5/13	24,735	$37,342	$37,576	$(234)
Canadian Dollar vs. U.S. Dollar	4/5/13	29,907	29,193	29,442	(249)
Euro vs. U.S. Dollar	4/5/13	135,624	175,637	173,839	1,798
Japanese Yen vs. U.S. Dollar	4/5/13	3,504,900	36,836	37,241	(405)
Swedish Krona vs. U.S. Dollar	4/5/13	87,665	13,615	13,455	160
Swiss Franc vs. U.S. Dollar	4/5/13	10,247	10,848	10,798	50
Total Short Contracts			$303,471	$302,351	$1,120

Long:
British Pound Sterling vs. U.S. Dollar	4/5/13	55,279	83,218	83,976	758
Canadian Dollar vs. U.S. Dollar	4/5/13	68,477	66,361	67,414	1,053
Euro vs. U.S. Dollar	4/5/13	287,926	374,364	369,054	(5,310)
Japanese Yen vs. U.S. Dollar	4/5/13	9,948,222	106,334	105,703	(631)
Swedish Krona vs. U.S. Dollar	4/5/13	109,850	17,141	16,860	(281)
Swiss Franc vs. U.S. Dollar	4/5/13	19,528	20,650	20,580	(70)
Total Long Contracts			$668,068	$663,587	$(4,481)

See accompanying notes to schedules of portfolio investments.

March 28, 2013  ::  Schedule of Portfolio Investments :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (19.4%)
U.S. Treasury Bills, 0.00%, 4/11/13	$38,027,000	$38,027,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,027,000)		38,027,000

Repurchase Agreements(a) (69.7%)
Repurchase Agreements with various counterparties, rates 0.06%-0.14%, dated 3/28/13, due 4/1/13, total to be received $137,106,333	137,106,000	137,106,000

TOTAL REPURCHASE AGREEMENTS (Cost $137,106,000)		137,106,000

TOTAL INVESTMENT SECURITIES (Cost $175,133,000) - 89.1%		175,133,000
Net other assets (liabilities) - 10.9%		21,387,411

NET ASSETS - 100.0%		$196,520,411

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At March 28, 2013, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.14%, dated 3/28/13, due 4/1/13(1)	HSBC Securities (USA), Inc., 0.09%, dated 3/28/13, due 4/1/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 3/28/13, due 4/1/13(3)	UMB Bank N.A., 0.06%, dated 3/28/13, due 4/1/13(4)
ProFund VP Bull	$284,000	$40,358,000	$7,547,000	$5,005,000
ProFund VP Mid-Cap	5,509,000	5,509,000	5,509,000	5,509,000
ProFund VP Small-Cap	65,000	9,391,000	1,755,000	1,168,000
ProFund VP Dow 30	1,321,000	1,319,000	1,321,000	1,321,000
ProFund VP NASDAQ-100	59,000	8,525,000	1,594,000	1,061,000

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Fund Name	Deutsche Bank Securities, Inc., 0.14%, dated 3/28/13, due 4/1/13(1)	HSBC Securities (USA), Inc., 0.09%, dated 3/28/13, due 4/1/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 3/28/13, due 4/1/13(3)	UMB Bank N.A., 0.06%, dated 3/28/13, due 4/1/13(4)
ProFund VP Large-Cap Value	$—	$6,000	$1,000	$1,000
ProFund VP Large-Cap Growth	—	13,000	2,000	3,000
ProFund VP Mid-Cap Value	—	36,000	6,000	6,000
ProFund VP Small-Cap Value	—	125,000	23,000	18,000
ProFund VP Europe 30	—	123,000	23,000	17,000
ProFund VP International	1,729,000	1,723,000	1,729,000	1,729,000
ProFund VP Emerging Markets	1,265,000	1,261,000	1,265,000	1,265,000
ProFund VP Japan	5,619,000	5,616,000	5,619,000	5,619,000
ProFund VP UltraBull	63,000	9,224,000	1,724,000	1,149,000
ProFund VP UltraMid-Cap	82,000	11,732,000	2,193,000	1,457,000
ProFund VP UltraSmall-Cap	61,000	8,963,000	1,675,000	1,117,000
ProFund VP UltraNASDAQ-100	80,000	11,654,000	2,178,000	1,452,000
ProFund VP Bear	2,828,000	2,828,000	2,828,000	2,828,000
ProFund VP Short Mid-Cap	178,000	174,000	178,000	178,000
ProFund VP Short Small-Cap	745,000	744,000	745,000	745,000
ProFund VP Short Dow 30	10,000	8,000	10,000	10,000
ProFund VP Short NASDAQ-100	1,631,000	1,629,000	1,631,000	1,631,000
ProFund VP Short International	549,000	543,000	549,000	549,000
ProFund VP Short Emerging Markets	245,000	241,000	245,000	245,000
ProFund VP UltraShort Dow 30	48,000	43,000	48,000	48,000
ProFund VP UltraShort NASDAQ-100	249,000	247,000	249,000	249,000
ProFund VP Basic Materials	—	18,000	3,000	3,000
ProFund VP Biotechnology	—	18,000	3,000	4,000
ProFund VP Consumer Services	1,000	199,000	37,000	26,000
ProFund VP Financials	—	88,000	16,000	13,000
ProFund VP Health Care	—	70,000	13,000	10,000
ProFund VP Industrials	—	73,000	13,000	11,000
ProFund VP Internet	—	83,000	15,000	12,000
ProFund VP Precious Metals	11,195,000	11,191,000	11,195,000	11,195,000
ProFund VP Technology	—	94,000	17,000	14,000
ProFund VP Telecommunications	—	111,000	20,000	16,000
ProFund VP U.S. Government Plus	5,003,000	5,002,000	5,003,000	5,003,000
ProFund VP Rising Rates Opportunity	4,882,000	4,880,000	4,882,000	4,882,000
ProFund VP Falling U.S. Dollar	180,000	179,000	180,000	180,000
ProFund VP Money Market	34,277,000	34,275,000	34,277,000	34,277,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at March 28, 2013 as follows:

(1)

Federal National Mortgage Association, 0.65% to 1.71%, due 3/28/16 to 1/15/20, U.S. Treasury Strips, effective yield or interest rate in effect at March 28, 2013, 0.217% due 5/15/16, which had an aggregate value of $79,765,554.

(2)

U.S. Treasury Notes, 4.625%, due 2/15/40, U.S. Treasury Strips, effective yield or interest rate in effect at March 28, 2013, 0.217% to 3.315%, due 5/15/16 to 11/15/41, which had an aggregate value of $181,890,272.

(3)	U.S. Treasury Notes, 0.625%, due 5/31/17, total value $98,253,442.
(4)

Federal Home Loan Banks, 0.98% to 2.10%, due 11/25/13 to 10/16/17, Federal Home Loan Mortgage Corp., 1.00% to 4.50%, due 2/19/14 to 7/17/17, Federal National Mortgage Association, 1.35% to 1.50%, due 4/5/17 to 10/10/17, U.S. Treasury Notes, 0.875%, due 1/31/17 to 2/28/17, which had an aggregate value of $92,078,454.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic or corresponding bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of March 28, 2013, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is now subject to certain regulatory requirements of the CEA. As of the date of this report, the ultimate impact of CTA registration on the ProFunds VP is uncertain. During the reporting period, CTA registration did not significantly impact the ProFunds VP.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. Although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 28, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.  A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 28, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transaction in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended March 28, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 28, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$31,705,168	$—	$—	$—	$31,705,168	$—
Repurchase Agreements	—	—	53,194,000	—	53,194,000	—
Futures Contracts	—	208,463	—	—	—	208,463
Swap Agreements	—	—	—	166,246	—	166,246
Total	$31,705,168	$208,463	$53,194,000	$166,246	$84,899,168	$374,709
ProFund VP Mid-Cap
U.S. Treasury Obligations	—	—	5,288,000	—	5,288,000	—
Repurchase Agreements	—	—	22,036,000	—	22,036,000	—
Futures Contracts	—	121,877	—	—	—	121,877
Swap Agreements	—	—	—	158,552	—	158,552
Total	$—	$121,877	$27,324,000	$158,552	$27,324,000	$280,429
ProFund VP Small-Cap
Common Stocks	6,360,955	—	—	—	6,360,955	—
Repurchase Agreements	—	—	12,379,000	—	12,379,000	—
Futures Contracts	—	72,895	—	—	—	72,895
Swap Agreements	—	—	—	13,603	—	13,603
Total	$6,360,955	$72,895	$12,379,000	$13,603	$18,739,955	$86,498
ProFund VP Dow 30
U.S. Treasury Obligations	—	—	1,310,000	—	1,310,000	—
Repurchase Agreements	—	—	5,282,000	—	5,282,000	—
Futures Contracts	—	3,780	—	—	—	3,780
Swap Agreements	—	—	—	21,392	—	21,392
Total	$—	$3,780	$6,592,000	$21,392	$6,592,000	$25,172
ProFund VP NASDAQ-100
Common Stocks	22,850,183	—	—	—	22,850,183	—
Repurchase Agreements	—	—	11,239,000	—	11,239,000	—
Futures Contracts	—	64,164	—	—	—	64,164
Swap Agreements	—	—	—	14,650	—	14,650
Total	$22,850,183	$64,164	$11,239,000	$14,650	$34,089,183	$78,814
ProFund VP Large-Cap Value
Common Stocks	23,055,224	—	—	—	23,055,224	—
Repurchase Agreements	—	—	8,000	—	8,000	—
Total	$23,055,224	$—	$8,000	$—	$23,063,224	$—
ProFund VP Large-Cap Growth
Common Stocks	26,490,219	—	—	—	26,490,219	—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$26,490,219	$—	$18,000	$—	$26,508,219	$—
ProFund VP Mid-Cap Value
Common Stocks	35,927,829	—	—	—	35,927,829	—
Repurchase Agreements	—	—	48,000	—	48,000	—
Total	$35,927,829	$—	$48,000	$—	$35,975,829	$—
ProFund VP Mid-Cap Growth
Common Stocks	33,663,805	—	—	—	33,663,805	—
Total	$33,663,805	$—	$—	$—	$33,663,805	$—
ProFund VP Small-Cap Value
Common Stocks	35,944,740	—	—	—	35,944,740	—
Repurchase Agreements	—	—	166,000	—	166,000	—
Total	$35,944,740	$—	$166,000	$—	$36,110,740	$—

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Growth
Common Stocks	$34,706,925	$—	$—	$—	$34,706,925	$—
Total	$34,706,925	$—	$—	$—	$34,706,925	$—
ProFund VP Asia 30
Common Stocks	39,357,391	—	—	—	39,357,391	—
Total	$39,357,391	$—	$—	$—	$39,357,391	$—
ProFund VP Europe 30
Common Stocks	35,084,336	—	—	—	35,084,336	—
Repurchase Agreements	—	—	163,000	—	163,000	—
Total	$35,084,336	$—	$163,000	$—	$35,247,336	$—
ProFund VP International
U.S. Treasury Obligations	—	—	1,694,000	—	1,694,000	—
Repurchase Agreements	—	—	6,910,000	—	6,910,000	—
Swap Agreements	—	—	—	35,047	—	35,047
Total	$—	$—	$8,604,000	$35,047	$8,604,000	$35,047
ProFund VP Emerging Markets
Common Stocks	19,423,031	—	—	—	19,423,031	—
Preferred Stocks	5,999,106	—	—	—	5,999,106	—
U.S. Treasury Obligations	—	—	1,265,000	—	1,265,000	—
Repurchase Agreements	—	—	5,056,000	—	5,056,000	—
Swap Agreements	—	—	—	9,829	—	9,829
Total	$25,422,137	$—	$6,321,000	$9,829	$31,743,137	$9,829
ProFund VP Japan
U.S. Treasury Obligations	—	—	5,613,000	—	5,613,000	—
Repurchase Agreements	—	—	22,473,000	—	22,473,000	—
Futures Contracts	—	1,288,326	—	—	—	1,288,326
Total	$—	$1,288,326	$28,086,000	$—	$28,086,000	$1,288,326
ProFund VP UltraBull
Common Stocks	12,455,599	—	—	—	12,455,599	—
Repurchase Agreements	—	—	12,160,000	—	12,160,000	—
Futures Contracts	—	65,654	—	—	—	65,654
Swap Agreements	—	—	—	107,919	—	107,919
Total	$12,455,599	$65,654	$12,160,000	$107,919	$24,615,599	$173,573
ProFund VP UltraMid-Cap
Common Stocks	13,925,999	—	—	—	13,925,999	—
Repurchase Agreements	—	—	15,464,000	—	15,464,000	—
Futures Contracts	—	47,139	—	—	—	47,139
Swap Agreements	—	—	—	269,753	—	269,753
Total	$13,925,999	$47,139	$15,464,000	$269,753	$29,389,999	$316,892
ProFund VP UltraSmall-Cap
Common Stocks	13,096,096	—	—	—	13,096,096	—
Repurchase Agreements	—	—	11,816,000	—	11,816,000	—
Futures Contracts	—	86,767	—	—	—	86,767
Swap Agreements	—	—	—	6,244	—	6,244
Total	$13,096,096	$86,767	$11,816,000	$6,244	$24,912,096	$93,011
ProFund VP UltraNASDAQ-100
Common Stocks	20,891,596	—	—	—	20,891,596	—
Repurchase Agreements	—	—	15,364,000	—	15,364,000	—
Futures Contracts	—	55,440	—	—	—	55,440
Swap Agreements	—	—	—	116,974	—	116,974
Total	$20,891,596	$55,440	$15,364,000	$116,974	$36,255,596	$172,414
ProFund VP Bear
U.S. Treasury Obligations	—	—	2,830,000	—	2,830,000	—
Repurchase Agreements	—	—	11,312,000	—	11,312,000	—
Futures Contracts	—	(49,761)	—	—	—	(49,761)
Swap Agreements	—	—	—	(46,358)	—	(46,358)
Total	$—	$(49,761)	$14,142,000	$(46,358)	$14,142,000	$(96,119)

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
U.S. Treasury Obligations	$—	$—	$178,000	$—	$178,000	$—
Repurchase Agreements	—	—	708,000	—	708,000	—
Futures Contracts	—	(7,414)	—	—	—	(7,414)
Swap Agreements	—	—	—	(4,429)	—	(4,429)
Total	$—	$(7,414)	$886,000	$(4,429)	$886,000	$(11,843)
ProFund VP Short Small-Cap
U.S. Treasury Obligations	—	—	746,000	—	746,000	—
Repurchase Agreements	—	—	2,979,000	—	2,979,000	—
Futures Contracts	—	(9,160)	—	—	—	(9,160)
Swap Agreements	—	—	—	(4,886)	—	(4,886)
Total	$—	$(9,160)	$3,725,000	$(4,886)	$3,725,000	$(14,046)
ProFund VP Short Dow 30
U.S. Treasury Obligations	—	—	10,000	—	10,000	—
Repurchase Agreements	—	—	38,000	—	38,000	—
Swap Agreements	—	—	—	(174)	—	(174)
Total	$—	$—	$48,000	$(174)	$48,000	$(174)
ProFund VP Short NASDAQ-100
U.S. Treasury Obligations	—	—	1,632,000	—	1,632,000	—
Repurchase Agreements	—	—	6,522,000	—	6,522,000	—
Futures Contracts	—	(5,779)	—	—	—	(5,779)
Swap Agreements	—	—	—	(21,182)	—	(21,182)
Total	$—	$(5,779)	$8,154,000	$(21,182)	$8,154,000	$(26,961)
ProFund VP Short International
U.S. Treasury Obligations	—	—	549,000	—	549,000	—
Repurchase Agreements	—	—	2,190,000	—	2,190,000	—
Swap Agreements	—	—	—	(11,236)	—	(11,236)
Total	$—	$—	$2,739,000	$(11,236)	$2,739,000	$(11,236)
ProFund VP Short Emerging Markets
U.S. Treasury Obligations	—	—	240,000	—	240,000	—
Repurchase Agreements	—	—	976,000	—	976,000	—
Swap Agreements	—	—	—	(1,875)	—	(1,875)
Total	$—	$—	$1,216,000	$(1,875)	$1,216,000	$(1,875)
ProFund VP UltraShort Dow 30
U.S. Treasury Obligations	—	—	48,000	—	48,000	—
Repurchase Agreements	—	—	187,000	—	187,000	—
Swap Agreements	—	—	—	(1,598)	—	(1,598)
Total	$—	$—	$235,000	$(1,598)	$235,000	$(1,598)
ProFund VP UltraShort NASDAQ-100
U.S. Treasury Obligations	—	—	249,000	—	249,000	—
Repurchase Agreements	—	—	994,000	—	994,000	—
Futures Contracts	—	(5,484)	—	—	—	(5,484)
Swap Agreements	—	—	—	(4,645)	—	(4,645)
Total	$—	$(5,484)	$1,243,000	$(4,645)	$1,243,000	$(10,129)
ProFund VP Banks
Common Stocks	6,535,500	—	—	—	6,535,500	—
Swap Agreements	—	—	—	(413)	—	(413)
Total	$6,535,500	$—	$—	$(413)	$6,535,500	$(413)
ProFund VP Basic Materials
Common Stocks	24,952,528	—	—	—	24,952,528	—
Repurchase Agreements	—	—	24,000	—	24,000	—
Total	$24,952,528	$—	$24,000	$—	$24,976,528	$—
ProFund VP Biotechnology
Common Stocks	21,180,759	—	—	—	21,180,759	—
Repurchase Agreements	—	—	25,000	—	25,000	—
Swap Agreements	—	—	—	(1,389)	—	(1,389)
Total	$21,180,759	$—	$25,000	$(1,389)	$21,205,759	$(1,389)

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Consumer Goods
Common Stocks	$18,645,021	$—	$—	$—	$18,645,021	$—
Total	$18,645,021	$—	$—	$—	$18,645,021	$—
ProFund VP Consumer Services
Common Stocks	25,149,598	—	—	—	25,149,598	—
Repurchase Agreements	—	—	263,000	—	263,000	—
Total	$25,149,598	$—	$263,000	$—	$25,412,598	$—
ProFund VP Financials
Common Stocks	35,270,029	—	—	—	35,270,029	—
Repurchase Agreements	—	—	117,000	—	117,000	—
Total	$35,270,029	$—	$117,000	$—	$35,387,029	$—
ProFund VP Health Care
Common Stocks	42,745,368	—	—	—	42,745,368	—
Repurchase Agreements	—	—	93,000	—	93,000	—
Total	$42,745,368	$—	$93,000	$—	$42,838,368	$—
ProFund VP Industrials
Common Stocks	20,870,717	—	—	—	20,870,717	—
Repurchase Agreements	—	—	97,000	—	97,000	—
Total	$20,870,717	$—	$97,000	$—	$20,967,717	$—
ProFund VP Internet
Common Stocks	9,258,919	—	—	—	9,258,919	—
Repurchase Agreements	—	—	110,000	—	110,000	—
Total	$9,258,919	$—	$110,000	$—	$9,368,919	$—
ProFund VP Oil & Gas
Common Stocks	59,944,932	—	—	—	59,944,932	—
Total	$59,944,932	$—	$—	$—	$59,944,932	$—
ProFund VP Pharmaceuticals
Common Stocks	10,041,774	—	—	—	10,041,774	—
Swap Agreements	—	—	—	(756)	—	(756)
Total	$10,041,774	$—	$—	$(756)	$10,041,774	$(756)
ProFund VP Precious Metals
U.S. Treasury Obligations	—	—	11,195,000	—	11,195,000	—
Repurchase Agreements	—	—	44,776,000	—	44,776,000	—
Swap Agreements	—	—	—	760,700	—	760,700
Total	$—	$—	$55,971,000	$760,700	$55,971,000	$760,700
ProFund VP Real Estate
Common Stocks	23,650,625	—	—	—	23,650,625	—
Total	$23,650,625	$—	$—	$—	$23,650,625	$—
ProFund VP Semiconductor
Common Stocks	3,108,695	—	—	—	3,108,695	—
Swap Agreements	—	—	—	(150)	—	(150)
Total	$3,108,695	$—	$—	$(150)	$3,108,695	$(150)
ProFund VP Technology
Common Stocks	10,268,362	—	—	—	10,268,362	—
Repurchase Agreements	—	—	125,000	—	125,000	—
Total	$10,268,362	$—	$125,000	$—	$10,393,362	$—
ProFund VP Telecommunications
Common Stocks	7,001,568	—	—	—	7,001,568	—
Repurchase Agreements	—	—	147,000	—	147,000	—
Swap Agreements	—	—	—	(941)	—	(941)
Total	$7,001,568	$—	$147,000	$(941)	$7,148,568	$(941)
ProFund VP Utilities
Common Stocks	38,613,398	—	—	—	38,613,398	—
Total	$38,613,398	$—	$—	$—	$38,613,398	$—

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$27,790,967	$—	$27,790,967	$—
Repurchase Agreements	—	—	20,011,000	—	20,011,000	—
Swap Agreements	—	—	—	317,205	—	317,205
Total	$—	$—	$47,801,967	$317,205	$47,801,967	$317,205
ProFund VP Rising Rates Opportunity
U.S. Treasury Obligations	—	—	4,882,000	—	4,882,000	—
Repurchase Agreements	—	—	19,526,000	—	19,526,000	—
Swap Agreements	—	—	—	(351,279)	—	(351,279)
Total	$—	$—	$24,408,000	$(351,279)	$24,408,000	$(351,279)
ProFund VP Falling U.S. Dollar
U.S. Treasury Obligations	—	—	180,000	—	180,000	—
Repurchase Agreements	—	—	719,000	—	719,000	—
Forward Currency Contracts	—	—	—	(7,728)	—	(7,728)
Total	$—	$—	$899,000	$(7,728)	$899,000	$(7,728)
ProFund VP Money Market
U.S. Treasury Obligations	—	—	38,027,000	—	38,027,000	—
Repurchase Agreements	—	—	137,106,000	—	137,106,000	—
Total	$—	$—	$175,133,000	$—	$175,133,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the ProFund VP to greater risks to investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below).  When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective.  The ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark.  The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors.  Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark. Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in the ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

March 28, 2013  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Because the ProFunds VP that utilize leverage include either multiplies of 1.25x or 2x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Debt Instrument Risk

A ProFund VP may seeks exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to change. Also, the securities of certain U.S.

: :  Notes to Schedules of Portfolio Investments  : :  March 28, 2013  (unaudited)

government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure (or inverse exposure) to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At March 28, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$71,037,949	$20,387,087	$(6,525,868)	$13,861,219
ProFund VP Mid-Cap	27,324,000	—	—	—
ProFund VP Small-Cap	17,779,873	1,187,424	(227,342)	960,082
ProFund VP Dow 30	6,592,000	—	—	—
ProFund VP NASDAQ-100	22,985,996	13,660,651	(2,557,464)	11,103,187
ProFund VP Large-Cap Value	21,615,595	7,072,972	(5,625,343)	1,447,629
ProFund VP Large-Cap Growth	17,737,169	10,576,336	(1,805,286)	8,771,050
ProFund VP Mid-Cap Value	30,842,692	8,843,018	(3,709,881)	5,133,137
ProFund VP Mid-Cap Growth	24,145,292	11,942,188	(2,423,675)	9,518,513
ProFund VP Small-Cap Value	32,916,655	7,839,518	(4,645,433)	3,194,085
ProFund VP Small-Cap Growth	27,580,607	9,394,247	(2,267,929)	7,126,318
ProFund VP Asia 30	30,391,149	17,006,542	(8,040,300)	8,966,242
ProFund VP Europe 30	31,972,597	9,765,774	(6,491,035)	3,274,739
ProFund VP International	8,604,000	—	—	—
ProFund VP Emerging Markets	32,202,044	2,370,032	(2,828,939)	(458,907)
ProFund VP Japan	28,086,000	—	—	—
ProFund VP UltraBull	22,133,135	3,326,880	(844,416)	2,482,464
ProFund VP UltraMid-Cap	24,626,898	6,572,905	(1,809,804)	4,763,101
ProFund VP UltraSmall-Cap	22,420,571	2,979,940	(488,415)	2,491,525
ProFund VP UltraNASDAQ-100	29,369,569	9,255,707	(2,369,680)	6,886,027
ProFund VP Bear	14,142,000	—	—	—
ProFund VP Short Mid-Cap	886,000	—	—	—
ProFund VP Short Small-Cap	3,725,000	—	—	—
ProFund VP Short Dow 30	48,000	—	—	—
ProFund VP Short NASDAQ-100	8,154,000	—	—	—
ProFund VP Short International	2,739,000	—	—	—
ProFund VP Short Emerging Markets	1,216,000	—	—	—
ProFund VP UltraShort Dow 30	235,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,243,000	—	—	—
ProFund VP Banks	7,574,024	2,265,643	(3,304,167)	(1,038,524)
ProFund VP Basic Materials	20,890,911	13,706,651	(9,621,034)	4,085,617
ProFund VP Biotechnology	12,122,280	10,662,643	(1,579,164)	9,083,479
ProFund VP Consumer Goods	11,964,184	8,504,968	(1,824,131)	6,680,837
ProFund VP Consumer Services	17,793,352	9,074,325	(1,455,079)	7,619,246
ProFund VP Financials	33,317,203	14,377,310	(12,307,484)	2,069,826
ProFund VP Health Care	28,499,157	19,439,552	(5,100,341)	14,339,211
ProFund VP Industrials	15,699,788	7,172,743	(1,904,814)	5,267,929
ProFund VP Internet	6,490,952	3,487,884	(609,917)	2,877,967
ProFund VP Oil & Gas	27,350,438	38,975,362	(6,380,868)	32,594,494
ProFund VP Pharmaceuticals	7,292,742	4,010,163	(1,261,131)	2,749,032
ProFund VP Precious Metals	55,971,000	—	—	—
ProFund VP Real Estate	15,817,907	11,423,990	(3,591,272)	7,832,718
ProFund VP Semiconductor	2,994,689	552,863	(438,857)	114,006
ProFund VP Technology	5,441,623	7,168,083	(2,216,344)	4,951,739
ProFund VP Telecommunications	6,157,461	2,731,461	(1,740,354)	991,107
ProFund VP Utilities	24,614,222	18,145,430	(4,146,254)	13,999,176
ProFund VP U.S. Government Plus	47,561,335	240,632	—	240,632
ProFund VP Rising Rates Opportunity	24,408,000	—	—	—
ProFund VP Falling U.S. Dollar	899,000	—	—	—
ProFund VP Money Market	175,133,000	—	—	—

6. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date:	May 24, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	May 24, 2013